UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-4984
AMERICAN BEACON FUNDS
(Exact name of registrant as specified in charter)
4151 Amon Carter Boulevard, MD 2450
Fort Worth, Texas 76155
(Address of principal executive offices)-(Zip code)
GENE L. NEEDLES, JR., PRESIDENT
4151 Amon Carter Boulevard, MD 2450
Fort Worth, Texas 76155
(Name and address of agent for service)
Registrant’s telephone number, including area code: (817) 391-6100
Date of fiscal year end: October 31, 2011
Date of reporting period: April 30, 2011

GUIDANCE | VISION | EXPERIENCE

American Beacon
FUNDS℠

Semi-Annual Report

April 30, 2011

LARGE CAP VALUE FUND

About American Beacon Advisors
     Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.
     Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.
Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and the Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	April 30, 2011

For the six-month period ended April 30, 2011:
Fellow Shareholders,
Over the past six months, the equity markets have generally rallied on, despite concerns for the pace of the global economic recovery, reoccurrences of sovereign debt worries, geopolitical unrest, inflation fears and the potential impact of Japan’s recent earthquake. Though challenging, these factors were offset by increasing reports of strength in corporate earnings and the persistence of the U.S. recovery.
The performance of our equity funds reflects this strength as well. It also reflects the American Beacon investment philosophy: that portfolios managed with a longer-term perspective tend to be better positioned for riding out the inevitable waves of economic and geopolitical upheaval.
     >> American Beacon Large Cap Value Fund (Institutional Class) rose 15.16%
Please note that the recent growth rate in the stock market has helped to produce short-term returns that are not typical and may not continue in the future.
While day-to-day volatility continues to influence the world’s equity and credit markets, American Beacon remains focused on seeking opportunities and meeting market challenges to deliver the type of consistency in performance and service our shareholders value.
Our process is summarized as: Oversight 360. It’s an ongoing commitment to cast a watchful and analytical eye over all the factors that influence our fellow shareholders’ investments.
Thank you for your continued investment in the American Beacon Funds. To obtain further details about the growing number of investment opportunities now available within the American Beacon Funds family or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr. President American Beacon Funds

1

Domestic Equity Market Overview
April 30, 2011 (Unaudited)
     The stock market rallied over the six months ending April 30, 2011, with most indices posting their highest price levels in over two years. This performance was remarkable given the numerous challenges that arose during the period—multiple conflicts in the Middle East and Northern Africa, rising food and energy prices globally, concerns about rising debt risks both domestically and overseas, and the economic after-effects of Japan’s earthquake and tsunami. While some of these events took a tremendous toll in terms of human life and suffering, investors ultimately did not see them as leading to the derailment of the U.S. economic recovery.
     Although overall U.S. economic growth was only moderate during the period, improved profitability and stronger corporate balance sheets continued to provide positive momentum for the U.S. equity market. In addition, healthy business-to-business spending, especially in technology and manufacturing, added to positive returns.
     Exports had also been a bright spot for the overall economy. Growth in some overseas economies had been much stronger than in the U.S, which benefitted those companies with higher levels of overseas sales. Energy sector stocks in particular were big winners, thanks to rising oil prices. However, investor concerns for rapidly rising energy and commodity prices globally dampened overall market enthusiasm in the early part of 2011. By March, the stock market had climbed “the wall of worry,” boosted by corporate earnings and valuation levels. Ultimately, the S&P 500 Index rose 16.4% and the Russell 1000 Value Index gained 17.3% during the period.
     Corporate America’s strengthening financial position appeared to be the result of aggressive retrenchment during the economic crisis of 2008. During this period, S&P 500 companies amassed nearly $1 trillion of cash on their balance sheets. These same companies also announced over $260 billion in acquisitions and approved over $150 billion in share repurchases. Many companies have also expressed their intention to increase dividends and/or capital expenditures in the coming year—and some had actually already done so. This highlights a considerable mindset shift from a year ago, when management teams seemed satisfied stockpiling cash despite the paltry yield it was earning—a situation Japan had contended with for decades. Determining how companies will spend their cash is of great interest—and is critical to the market—in the near term, since the effectiveness of a company’s cash deployment will greatly influence its future stock performance.
     Also helping to propel the market over the past six months were: the extension of Bush-era tax rates and other measures for an additional two years by Congress; and the positive effects of the Federal Reserve’s second phase of quantitative easing (QE2). This occurred in spite of persistently high unemployment, sagging home sales, and continued fears over European Union sovereign debt risk.
     A self-sustaining recovery was leading the economic expansion, but one key critical variable for the economy and stock market remains domestic employment. Private sector employment had seen recent gains, but initial unemployment claims had been moving higher in recent reports. Yet, higher stock prices and the resulting wealth effect were fueling consumer spending. Businesses were returning capital to investors, bank lending had increased and consumer credit card delinquencies are down—all signs that U.S. economic activity is on stronger footing and could be poised for continued growth in 2011.
     Looking forward, the Federal Reserve’s QE2 program for direct purchases of Treasury bonds is set to finish at the end of June, and it remains to be seen whether this will have negative effects on interest rates. In addition, the ongoing debate in Washington, D.C. over the Federal budget and deficit reduction is likely to continue to attract investor interest and attention. Any significant progress on deficit reduction could be perceived as a major improvement in the economic fundamentals by the market.

2

Performance Overview
American Beacon Large Cap Value FundSM
April 30, 2011 (Unaudited)
     The Institutional Class of the Large Cap Value Fund returned 15.16% for the six months ended April 30, 2011, underperforming the Russell 1000® Value Index (“Index”) return of 17.29% and the Lipper Large-Cap Value Funds Index return of 16.50%.

		Annualized Total Returns
		Periods Ended 4/30/11
	6 Months*	1 Year	5 Years	10 Years
Institutional Class(1,8)	15.16%	14.42%	1.73%	5.61%
Y Class (1,2,8)	15.13%	14.27%	1.69%	5.59%
Investor Class(1,8).	14.95%	13.98%	1.43%	5.31%
Advisor Class(1,3,8)	14.85%	13.81%	1.23%	5.17%
Retirement Class (1,4,8)	14.74%	13.50%	1.11%	5.11%
A Class with sales charge (1,5,8)	8.33%	7.41%	.23%	4.68%
A Class without sales charge (1,5,8)	14.91%	13.94%	1.42%	5.30%
C Class with sales charge (1,6,8)	13.39%	12.23%	1.30%	5.24%
C Class without sales charge (1,6,8)	14.39%	13.23%	1.30%	5.24%
AMR Class(1,8)	15.27%	14.65%	1.99%	5.88%
Lipper Large-Cap Value Funds Index (7)	16.50%	14.98%	1.87%	3.02%
Russell 1000 Value Index (7)	17.29%	15.24%	1.40%	4.31%

*	Not annualized

1.	Please note that the recent growth rate in the stock market has helped to produce short-term returns that are not typical and may not continue in the future. Performance shown is historical and may not be indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

2.	Fund performance for the five-year and ten-year periods represents the total returns achieved by the Institutional Class from 4/30/01 up to 8/3/09, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Y Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Y Class been in existence since 4/30/01.

3.	Fund performance for the ten-year period represents the total returns achieved by the Investor Class from 4/30/01 up to 6/1/05, the inception date of the Advisor Class, and the returns of the Advisor Class since its inception. Expenses of the Advisor Class are higher than those of the Investor Class. Therefore, total returns shown may be higher than they would have been had the Advisor Class been in existence since 4/30/01. A portion of the fees charged to the Advisor Class of the Fund was waived in 2005. Performance prior to waiving fees was lower than the actual returns shown for 2005.

4.	Fund performance for the five-year and ten-year periods represents the total returns achieved by the Investor Class from 4/30/01 through 5/31/05 and the Advisor Class from 6/1/05 up to 5/1/09, the inception date of the Retirement Class, and the returns of the Retirement Class since its inception. Expenses of the Retirement Class are higher than those of the Advisor and Investor Classes. As a result, total returns shown may be higher than they would have been had the Retirement Class been in existence since 4/30/01.

5.	Fund performance for the one-year, five-year, and ten-year periods represents the total returns achieved by the Investor Class from 4/30/01 through 5/17/10, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 4/30/01. A Class shares have a maximum sales charge of 5.75%.

6.	Fund performance for the one-year, five-year, and ten-year periods represents the total returns achieved by the Investor Class from 4/30/01 through 9/1/10, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 4/30/01. C Class has a maximum contingent deferred sales charge of 1.00% for shares redeemed within one year of the date of purchase.

7.	The Russell 1000 Value Index is an unmanaged index of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Russell 1000® Value Index and Russell 1000 Index are registered trademarks of the Frank Russell Company. The Lipper Large-Cap Value Funds Index tracks the results of the 30 largest mutual funds in the Lipper Large-Cap Value Funds category. Lipper is an independent mutual fund research and ranking service. One cannot directly invest in an index.

8.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, Advisor, Retirement, A, C, and AMR Class shares was 0.60%, 0.71%, 0.97% 1.11%, 1.38%, 1.07%, 1.88%, and 0.35% respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are

3

Performance Overview
American Beacon Large Cap Value FundSM
April 30, 2011 (Unaudited)
based on expenses incurred during the period covered by this report.
     The Fund underperformed the Index primarily due to stock selection as sector allocation detracted minimal value relative to the Index. The Fund’s holdings in the Industrials, Energy and Information Technology sectors detracted the most value from performance. For the period the Fund owned the securities, companies in the Industrials sector with the greatest impact to the Fund’s relative underperformance were Northrop Grumman (up 4.9%), Boeing (up 12.9%) and Deere (up 7.6%). In the Energy sector, Weatherford International (up 23.8%), HESS (up 31.5%) and Marathon Oil (up 23.1%) for the period the Fund owned the securities, hurt performance most. In the Information Technology sector, Cisco Systems (down 22.5%), Hewlett Packard (down 3.3%) and Tyco Electronics (down 7.9% for the period the Fund owned the security) were the largest detractors. Good stock selection in the Consumer Staples sector, where Diageo (up 12.2%) and Imperial Tobacco Group (up 14.2%) were the largest contributors, added relative value.
     The Fund’s two times overweight in Information Technology, one of the poorer performing sectors in the Index, detracted value relative to the Index through sector allocation. An underweight in Utilities, the worst performing sector in the Index, added value to the Fund’s return; however, the positive return did not negate the aforementioned poor performance.
     The sub-advisors continue to invest in a broadly diversified portfolio of companies that they believe have attractive valuations and above-average earnings growth potential. This approach should allow the Fund to benefit over the longer term.
Top Ten Holdings

% of
Net Assets
JPMorgan Chase & Co.	3.4%
ConocoPhillips	3.1%
Wells Fargo & Co.	2.8%
Bank of America Corp.	2.7%
Vodafone Group plc.	2.3%
Hewlett-Packard Co.	2.3%
Pfizer, Inc.	2.3%
Microsoft Corp.	1.9%
International Business Machines Corp.	1.8%
PNC Financial Services Group, Inc.	1.8%
Sector Allocation

% of Equities
Financials	25.5%
Information Technology	12.3%
Energy	11.9%
Health Care	10.8%
Industrials	10.3%
Consumer Discretionary	8.5%
Consumer Staples	8.2%
Telecommunication Services	4.6%
Utilities	4.3%
Materials	3.6%

4

Fund Expenses
American Beacon Large Cap Value FundSM
April 30, 2010 (Unaudited)
Fund Expense Example
     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, administrative service fees, distribution (12b-1) fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
     The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2010 through April 30, 2011.
Actual Expenses
     The “Actual” lines of the table provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.
Hypothetical Example for Comparison Purposes
     The “Hypothetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.
     You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

	Beginning		Expenses Paid
	Account Value	Ending Account	During Period*
	11/1/10	Value 4/30/11	11/1/10-4/30/11
Institutional Class
Actual	$1,000.00	$1,151.58	$3.07
Hypothetical **	$1,000.00	$1,021.94	$2.89
Y Class
Actual	$1,000.00	$1,151.32	$3.66
Hypothetical **	$1,000.00	$1,021.39	$3.44
Investor Class
Actual	$1,000.00	$1,149.53	$5.03
Hypothetical **	$1,000.00	$1,020.12	$4.73
Advisor Class
Actual	$1,000.00	$1,148.49	$5.73
Hypothetical **	$1,000.00	$1,019.46	$5.38
Retirement Class
Actual	$1,000.00	$1,147.43	$7.12
Hypothetical **	$1,000.00	$1,018.16	$6.70
AMR Class
Actual	$1,000.00	$1,152.71	$1.74
Hypothetical **	$1,000.00	$1,023.18	$1.63
A Class
Actual	$1,000.00	$1,149.11	$5.71
Hypothetical **	$1,000.00	$1,019.48	$5.37
C Class
Actual	$1,000.00	$1,143.90	$9.64
Hypothetical **	$1,000.00	$1,015.82	$9.06

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.58%, 0.69%, 0.94%, 1.07%, 1.34%, 0.33%, 1.07% and 1.81% for the Institutional, Y, Investor, Advisor, Retirement, AMR, A and C Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half year period.

**	5% return before expenses.

5

American Beacon Large Cap Value FundSM
Schedule of Investments
April 30, 2011 (Unaudited)

	Shares	Value
		($000)
COMMON STOCK — 96.22%
CONSUMER DISCRETIONARY — 7.80%
Auto Components — 0.68%
Johnson Controls, Inc.	802,425	32,900
Magna International, Inc.	616,200	31,580

		64,480

Automobiles — 0.63%
General Motors Co.A	830,423	26,648
Toyota Motor Corp., ADRB	414,600	33,036

		59,684

Hotels, Restaurants & Leisure — 1.19%
Carnival Corp.	961,000	36,585
McDonald’s Corp.	549,481	43,030
Wyndham Worldwide Corp.	970,580	33,592

		113,207

Household Durables — 0.11%
Pulte Group, Inc.	229,660	1,867
Stanley Black & Decker, Inc.	116,714	8,479

		10,346

Leisure Equipment & Products — 0.06%
Hasbro, Inc.	122,607	5,743

Media — 1.60%
CBS Corp.	1,451,800	36,614
Comcast Corp.	1,736,200	42,624
Omnicom Group, Inc.	204,227	10,046
The Interpublic Group of Cos Inc.	1,075,500	12,637
The Walt Disney Co.	290,325	12,513
Time Warner Cable, Inc.	394,600	30,830
Viacom, Inc., Class B	133,050	6,807

		152,071

Multiline Retail — 1.03%
JC Penney Co., Inc.	1,640,600	63,080
Kohl’s Corp.	62,032	3,270
Target Corp.	646,000	31,719

		98,069

Specialty Retail — 2.50%
Abercrombie & Fitch Co.	493,080	34,910
Advance Auto Parts, Inc.	69,046	4,520
Best Buy Co, Inc.	984,100	30,724
Home Depot, Inc.	946,267	35,144
RadioShack Corp.	1,028,100	16,254
Staples, Inc.	171,687	3,629
The Gap, Inc.	4,485,700	104,248
The Sherwin-Williams Co.	100,666	8,284

		237,713

Total Consumer Discretionary		741,313

CONSUMER STAPLES — 7.92%
Beverages — 2.00%
Diageo plc, ADRB	1,153,016	93,821
PepsiCo, Inc.	1,398,590	96,349

		190,170

Food & Drug Retailing — 2.20%
CVS Caremark Corp.	2,569,163	93,106
Safeway, Inc.	1,083,000	26,328
Sysco Corp.	436,740	12,626
Walgreen Co.	42,503	1,816
Wal-Mart Stores, Inc.	1,360,760	74,815

		208,691

Food Products — 0.62%
General Mills, Inc.	352,465	13,598
Kellogg Co.	125,169	7,168
Kraft Foods, Inc.	679,900	22,832
Nestle S.A., ADRB	187,082	11,637
The JM Smucker Co.	52,957	3,975

		59,210

Household Products — 0.20%
Kimberly-Clark Corp.	212,800	14,058
The Procter & Gamble Co.	81,579	5,294

		19,352

Personal Products — 0.02%
Avon Products, Inc.	70,780	2,080

Tobacco — 2.88%
Altria Group, Inc.	1,699,722	45,621
Imperial Tobacco Group plc, ADRB	1,238,300	87,795
Philip Morris International, Inc.	1,935,741	134,417
Reynolds American, Inc.	138,295	5,132

		272,965

Total Consumer Staples		752,468

ENERGY — 11.54%
Energy Equipment & Services — 0.65%
Cobalt International Energy, Inc.A	1,245,500	17,437
Transocean Ltd.	613,471	44,630

		62,067

Oil & Gas — 10.89%
Apache Corp.	111,641	14,890
BP plc, ADRB	2,489,400	114,861
Chevron Corp.	1,083,557	118,584
ConocoPhillips	3,775,796	298,024
EOG Resources, Inc.	69,786	7,880
Exxon Mobil Corp.	1,071,046	94,252
Hess Corp.	121,919	10,480
Marathon Oil Corp.	124,600	6,733
Occidental Petroleum Corp.	952,658	108,879
Royal Dutch Shell plc, ADRB	1,551,700	121,591
Spectra Energy Corp.	3,465,800	100,647
Total S.A., ADRB	583,400	37,472

		1,034,293

Total Energy		1,096,360

FINANCIALS — 24.65%
Banks — 8.65%
Bank of America Corp.	20,655,212	253,646
Fifth Third Bancorp	1,790,100	23,755
First Horizon National Corp.	1,261,300	13,811
KeyCorp.	2,137,574	18,533
PNC Financial Services Group, Inc.	2,682,463	167,225
SunTrust Banks, Inc.	1,522,530	42,920
The Bank of New York Mellon Corp.	794,677	23,014
Wells Fargo & Co.	9,147,231	266,275
Zions Bancorporation	515,200	12,597

		821,776

6

American Beacon Large Cap Value Fund
Schedule of Investments
April 30, 2011 (Unaudited)

	Shares	Value
		($000)
Diversified Financials — 9.22%
American Express Co.	1,890,900	92,805
BlackRock, Inc.	16,953	3,322
Capital One Financial Corp.	1,731,600	94,770
Citigroup, Inc.	27,078,768	124,292
JPMorgan Chase & Co.	7,022,754	320,448
Mastercard, Inc.	58,724	16,201
Morgan Stanley	2,410,100	63,024
SLM Corp.	2,741,100	45,475
State Street Corp.	1,017,934	47,385
The Goldman Sachs Group Inc.	411,527	62,145
The Western Union Co.	275,774	5,860

		875,727

Insurance — 6.00%
ACE Ltd.	694,766	46,723
AON Corp.	187,366	9,775
Chubb Corp.	100,990	6,584
Genworth Financial, Inc.	3,181,900	38,787
Hartford Financial Services Group, Inc.	1,887,650	54,685
Lincoln National Corp.	1,224,600	38,244
MetLife, Inc.	2,716,310	127,096
Prudential Financial, Inc.	571,788	36,263
The Allstate Corp.	2,661,800	90,075
The Travelers Cos., Inc.	627,379	39,701
XL Group plc	3,378,900	82,513

		570,446

Real Estate — 0.78%
Annaly Capital Management, Inc.C	2,768,500	49,390
Chimera Investment Corp.C	6,091,800	24,672

		74,062

Total Financials		2,342,011

HEALTH CARE — 10.48%
Biotechnology — 0.46%
Amgen, Inc.	771,000	43,831

Health Care Equipment & Supplies — 2.07%
Baxter International, Inc.	1,409,400	80,196
Becton Dickinson and Co.	105,635	9,078
Covidien plc	361,000	20,104
Medtronic, Inc.	1,769,159	73,862
St Jude Medical, Inc.	159,486	8,523
Thermo Fisher Scientific, Inc.	74,200	4,451

		196,214

Health Care Providers & Services — 0.57%
Quest Diagnostics, Inc.	86,792	4,893
WellPoint, Inc.	636,400	48,869

		53,762

Pharmaceuticals — 7.38%
Abbott Laboratories	342,129	17,804
Bristol-Myers Squibb Co.	1,589,000	44,651
Eli Lilly & Co.	1,583,500	58,605
GlaxoSmithKline plc, ADRB	89,853	3,923
Johnson & Johnson	2,399,391	157,688
Merck & Co, Inc.	3,774,145	135,681
Novartis AG, ADRB	998,900	59,105
Pfizer, Inc.	10,470,027	219,452
Roche Holding AG, ADRB	113,511	4,601

		701,510

Total Health Care		995,317

INDUSTRIALS — 9.92%
Aerospace & Defense — 3.38%
Huntington Ingalls Industries, Inc.A	143,504	5,740
Lockheed Martin Corp.	1,539,056	121,971
Northrop Grumman Corp.	861,027	54,770
Raytheon Co.	1,506,500	73,141
The Boeing Co.	526,100	41,972
United Technologies Corp.	249,455	22,346

		319,940

Air Freight & Couriers — 0.38%
FedEx Corp.	379,900	36,345

Commercial Services & Supplies — 0.08%
Dun & Bradstreet Corp.	64,481	5,299
RR Donnelley & Sons Co.	110,793	2,090

		7,389

Construction & Engineering — 0.02%
Fluor Corp.	32,232	2,254

Electrical Equipment — 0.51%
TE Connectivity Ltd.	1,357,500	48,666

Industrial Conglomerates — 3.12%
3M Co.	717,874	69,785
General Electric Co.	5,315,000	108,691
Honeywell International, Inc.	1,507,408	92,299
Tyco International Ltd.	526,900	25,681

		296,456

Machinery — 2.38%
Cummins, Inc.	184,900	22,221
Danaher Corp.	180,307	9,960
Eaton Corp.	119,554	6,400
Illinois Tool Works, Inc.	775,600	45,303
ITT Corp.	1,151,300	66,534
PACCAR, Inc.	1,427,630	75,821

		226,239

Road & Rail — 0.05%
Canadian National Railway Co.	65,158	5,045

Total Industrials		942,334

INFORMATION TECHNOLOGY — 11.78%
Communications Equipment — 0.46%
Cisco Systems, Inc.	2,475,984	43,478

Computers & Peripherals — 4.74%
Apple, Inc.	156,070	54,348
Hewlett-Packard Co.	5,464,029	220,583
International Business Machines Corp.	1,024,276	174,721

		449,652

Electronic Equipment & Instruments — 0.24%
Avnet, Inc.	636,200	23,107

IT Consulting & Services — 0.24%
Accenture plc	405,328	23,156

Office Electronics — 0.29%
Xerox Corp.	2,773,000	27,980

Semiconductor Equipment & Products — 2.79%
Applied Materials, Inc.	1,727,100	27,098
ASML Holding N.V.	426,650	17,817
Intel Corp.	6,380,497	147,964

7

American Beacon Large Cap Value FundSM
Schedule of Investments
April 30, 2011 (Unaudited)

	Shares	Value
		($000)
Micron Technology, Inc.	4,058,500	45,820
Texas Instruments, Inc.	748,600	26,598

		265,297

Software — 3.02%
CA, Inc.	3,040,403	74,764
Microsoft Corp.	6,830,000	177,716
Oracle Corp.	953,334	34,368

		286,848

Total Information Technology		1,119,518

MATERIALS — 3.47%
Chemicals — 1.90%
Air Products & Chemicals, Inc.	413,388	39,487
Celanese Corp.	435,000	21,715
EI du Pont de Nemours & Co.	888,800	50,474
PPG Industries, Inc.	272,779	25,824
The Dow Chemical Co.	1,057,200	43,335

		180,835

Metals & Mining — 0.94%
Cliffs Natural Resources, Inc.	658,100	61,677
Newmont Mining Corp.	479,400	28,098

		89,775

Paper & Forest Products — 0.63%
International Paper Co.	1,923,600	59,401

Total Materials		330,011

TELECOMMUNICATION SERVICES — 4.47%
Diversified Telecommunication Services — 2.13%
AT&T, Inc.	4,830,959	150,339
Nokia OYJ, ADRB	2,651,000	24,469
Verizon Communications, Inc.	728,986	27,541

		202,349

Wireless Telecommunication Services — 2.34%

Vodafone Group plc, ADRB	7,622,754	221,975

Total Telecommunication Services		424,324

UTILITIES — 4.19%
CenterPoint Energy, Inc.	2,967,300	55,192
Dominion Resources, Inc.	1,627,780	75,562
Edison International	1,128,500	44,316
Entergy Corp.	428,400	29,868
Exelon Corp.	1,975,200	83,254
PG&E Corp.	208,754	9,619
PPL Corp.	1,087,415	29,828
Public Service Enterprise Group, Inc.	2,202,146	70,843

Total Utilities		398,482

Total Common Stock (Cost $8,251,659)		9,142,138

PREFERRED STOCK — 0.47%
CONSUMER DISCRETIONARY — 0.46%
General Motors Co.	878,825	43,774

UTILITIES — 0.01%
PPL Corp.	18,398	1,043

Total Preferred Stock (Cost $45,491)		44,817

	Shares
SHORT-TERM INVESTMENTS — 2.95%
American Beacon U.S. Government Money Market Select Fund D	50,000,000	50,000
JPMorgan U.S. Government Money Market Fund	229,883,483	229,883
Total Short-Term Investments (Cost $279,883)		279,883

TOTAL INVESTMENTS — 99.64% (Cost $8,577,033)		9,466,838
OTHER ASSETS, NET OF LIABILITIES — 0.36%		33,792

TOTAL NET ASSETS — 100.00%		$9,500,630

Percentages are stated as a percent of net assets.

A	Non-income producing security.

B	ADR — American Depositary Receipt

C	REIT

D	The Fund is affiliated by having the same investment advisor.

8

American Beacon Large Cap Value Fund
Schedule of Investments
April 30, 2011 (Unaudited)

				Unrealized
Futures Contracts	Number of			Appreciation/
(dollars in thousands)	Contracts	Expiration Date	Value	(Depreciation)
S&P 500 Mini E Index Future	4,421	June, 2011	300,562	15,605

			300,562	15,605

9

American Beacon Large Cap Value Fund
Statement of Assets and Liabilities
April 30, 2011 (in thousands, except share and per share amounts) (Unaudited)

Assets:
Investments in unaffiliated securities, at value A	$9,416,838
Investments in affiliated securities, at value B	50,000
Cash	14
Deposit with brokers for futures contracts	19,606
Receivable for investments sold	13,258
Dividends and interest receivable	9,669
Receivable for fund shares sold	15,310
Receivable for tax reclaims	583
Receivable for variation margin on open futures contracts	1,044
Prepaid expenses	166

Total assets	9,526,488

Liabilities:
Payable for investments purchased	14,066
Payable for fund shares redeemed	5,426
Management and investment advisory fees payable (Note 2)	2,145
Administrative service and service fees payable (Note 2)	3,299
Professional fees payable	119
Other liabilities	803

Total liabilities	25,858

Net assets	$9,500,630

Analysis of Net Assets:
Paid-in-capital	10,000,798
Undistributed net investment income	48,705
Accumulated net realized loss	(1,454,283)
Unrealized appreciation of investments, futures contracts, and foreign currency	905,410

Net assets	$9,500,630

Shares outstanding (no par value):
Institutional Class	188,217,198

Y Class	901,826

Investor Class	236,968,809

Advisor Class	7,721,381

Retirement Class	29,548

AMR Class	29,295,510

A Class	156,817

C Class	31,724

Net asset value, offering and redemption price per share:
Institutional Class	$21.09

Y Class	$21.03

Investor Class	$20.02

Advisor Class	$19.86

Retirement Class	$19.79

AMR Class	$20.86

A Class (net asset value and redemption price)	$20.07

A Class (offering price)	$21.29

C Class	$20.06

A Cost of investments in unaffiliated securities	$8,527,033

B Cost of investments in affiliated securities	$50,000

10

American Beacon Large Cap Value Fund
Statement of Operations
Six Months Ended April 30, 2011 (in thousands) (Unaudited)

Investment Income:
Dividend income from unaffiliated securities (net of foreign taxes)*	$101,200
Dividend income from affiliated securities	25
Interest income	17

Total investment income	101,242

Expenses:
Management and investment advisory fees (Note 2)	10,280
Administrative service fees (Note 2):
Institutional Class	5,496
Y Class	13
Investor Class	6,711
Advisor Class	210
Retirement Class	1
AMR Class	145
A Class	4
C Class	1
Transfer agent fees:
Institutional Class	84
Y Class	1
Investor Class	122
Advisor Class	4
AMR Class	15
Custody and fund accounting fees	508
Professional fees	200
Registration fees and expenses	99
Service fees (Note 2):
Y Class	4
Investor Class	8,234
Advisor Class	175
A Class	2
Distribution fees (Note 2):
Advisor Class	175
A Class	3
C Class	2
Retirement Class	1
Prospectus and shareholder reports	207
Insurance fees	99
Trustee fees	304
Other expenses	277

Total expenses	33,377

Net investment income	67,865

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) from:
Investments	538,715
Commission recapture (Note 1)	76
Futures contracts	64,033
Change in net unrealized appreciation or depreciation of:
Investments	573,740
Futures contracts	(4,676)

Net gain on investments	1,171,888

Net increase in net assets resulting from operations	$1,239,753

* Foreign taxes	$581

11

American Beacon Large Cap Value Fund
Statement of Changes in Net Assets (in thousands)

	Six Months Ended	Year Ended
	April 30, 2011	October 31, 2010
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$67,865	$115,549
Net realized gain (loss) on investments, futures contracts, and foreign currency transactions	602,824	(62,309)
Change in net unrealized appreciation of investments, futures contracts, and foreign currency translations	569,064	992,998

Net increase in net assets resulting from operations	1,239,753	1,046,238

Distributions to Shareholders:
Net investment income:
Institutional Class	(47,238)	(40,440)
Y Class	(27)	(15)
Investor Class	(48,747)	(61,616)
Advisor Class	(1,398)	(1,747)
AMR Class	(8,633)	(10,649)
A Class	(13)	—

Net distributions to shareholders	(106,056)	(114,467)

Capital Share Transactions:
Proceeds from sales of shares	1,096,111	2,598,273
Reinvestment of dividends and distributions	101,485	109,446
Cost of shares redeemed	(1,026,404)	(2,099,289)

Net increase in net assets from capital share transactions	171,192	608,430

Net increase in net assets	1,304,889	1,540,201

Net Assets:
Beginning of period	8,195,741	6,655,540

End of Period *	$9,500,630	$8,195,741

* Includes undistributed net investment income of	$48,705	$86,896

See accompanying notes

12

American Beacon Large Cap Value Fund
Notes to Financial Statements
April 30, 2011 (Unaudited)
1. Organization and Significant Accounting Policies
     American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, (the “Act”) as a diversified, open-end management investment company. These financial statements and notes to the financial statements relate to the American Beacon Large Cap Value Fund (the “Fund”), a series of the Trust.
     American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Lighthouse Holdings, Inc. and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.
Class Disclosure
     The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class:	Offered to:
Institutional Class	Investors making an initial investment of $250,000
Y Class	Investors making an initial investment of $100,000
Investor Class	General public and investors investing through an intermediary
Advisor Class	Investors investing through an intermediary
Retirement Class	Investors investing through an intermediary
AMR Class	Investors in the tax-exempt retirement and benefit plans of the Manager, AMR Corporation, and its affiliates
A Class	General public and investors investing through an intermediary with applicable sales charges
C Class	General public and investors investing through an intermediary with applicable sales charges
     Administrative service fees, service fees and distribution fees vary amongst the classes as described more fully in footnote 2.
Security Valuation
     Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.
     Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. The prices of debt securities may be determined using quotes obtained from brokers.
     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates fair value.
     Securities for which market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Board of Trustees (the “Board”).

13

American Beacon Large Cap Value Fund
Notes to Financial Statements
April 30, 2011 (Unaudited)
Valuation Inputs
     Various inputs may be used to determine the value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 —	Quoted prices in active markets for identical securities.

Level 2 —	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 —	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.
     The Fund’s investments are summarized by level based on the inputs used to determine their values. During the period there were no significant transfers between levels. As of April 30, 2011, the Fund’s investments were classified as follows: (in thousands)

	Level 1	Level 2	Level 3	Total
Short Term Investments	$279,883	$—	$—	$279,883
Common Stock	9,142,138	—	—	9,142,138
Preferred Stock	44,817	—	—	44,817

Total Investments in Securities	$9,466,838	$—	$—	$9,466,838

Futures Contracts	15,605	—	—	15,605
Security Transactions and Investment Income
     Security transactions are recorded on the trade date of the security purchase or sale. The Fund may purchase securities with delivery or payment to occur at a later date. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded, and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations.
     Dividend income, net of foreign taxes, is recorded on the ex-dividend date except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.
Futures Contracts
     Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Fund may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
     Upon entering into a futures contract, the Fund is required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents 5% of the face value of the futures contract. The Fund represents this amount on the Statement of Assets and Liabilities as deposit with broker for futures contracts. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and

14

American Beacon Large Cap Value Fund
Notes to Financial Statements
April 30, 2011 (Unaudited)
losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.
Values of Derivative Instruments not accounted for as hedging instruments as of April 30, 2011 (in thousands)

	Liability
Statement of Assets and Liabilities	Derivatives	Fair Value
Unrealized appreciation of investments, futures contracts, and foreign currency	Equity Contracts*	$15,605
Effect of derivative instruments not accounted for as hedging instruments during the year ended April 30, 2011 (in thousands)

Statement of Operations	Derivative	Fair Value
Net realized gain (loss) from futures contracts	Equity Contracts	$64,033
Change in net unrealized appreciation or depreciation of futures contracts	Equity Contracts	($4,676)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Dividends to Shareholders
     Dividends from net investment income of the Fund normally will be declared and paid at least annually. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date.
Commission Recapture
     The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If the Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain in the Fund’s Statement of Operations.
Allocation of Income, Expenses, Gains and Losses
     Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Use of Estimates
     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.
Other
     Under the Trust’s organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

15

American Beacon Large Cap Value Fund
Notes to Financial Statements
April 30, 2011 (Unaudited)
2. Transactions with Affiliates
Management Agreement
     The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of investment advisory and portfolio management services. Investment assets of the Fund are managed by multiple investment advisors that have entered into separate investment advisory agreements with the Manager. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Fund an annualized fee equal to 0.05% of the average daily net assets plus amounts paid by the Manager to the investment advisors hired by the Manager to direct investment activities of the Funds. Management fees paid during the six months ended April 30, 2011 were as follows (dollars in thousands):

		Amounts paid to	Net Amounts
Management	Management	Investment	Retained by
Fee Rate	Fee	Advisors	Manager
0.175%-0.65%	$10,280	$8,064	$2,216
Administrative Services Agreement
     The Manager and the Trust entered into an Administrative Services Agreement which obligates the Manager to provide or oversee administrative services to the Fund. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of 0.30% of the average daily net assets of the Institutional, Y, Investor, Advisor, and Retirement Classes of the Fund, 0.40% of the average daily net assets of the A and C Classes of the Fund and 0.05% of the average daily net assets of the AMR Class of the Fund.
Distribution Plans
     The Fund, except for the Advisor, Retirement, A and C Classes of the Fund, has adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no fees may be charged to the Fund for distribution purposes. However, the Plan authorizes the management and administrative service fees received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Fund does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.
     Separate Distribution Plan (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the Advisor, Retirement, A, and C Classes of the Fund. Under the Distribution Plans, as compensation for distribution assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the Advisor and A Classes, 0.50% of the average daily net assets of the Retirement Class, and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance. Distribution fees for the Retirement Class for the six months ended April 30, 2011 was less than $500.
Service Plans
     The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Y, Investor, Advisor, Retirement, A and C Classes. As compensation for performing the duties required under the Service Plans, the Manager receives 0.10% of the average daily net assets of the Y Class, 0.15% of the average daily net assets of the A and C Classes, 0.25% of the average daily net assets of the Advisor and Retirement Classes and up to 0.375% of the average daily net assets of the Investor Class of the

16

American Beacon Large Cap Value Fund
Notes to Financial Statements
April 30, 2011 (Unaudited)
Fund. Services fees for the Retirement and C Classes for the six months ended April 30, 2011 were less than $500.
Investment in Affiliated Funds
     The Fund may invest in the American Beacon Money Market Select Fund (the “MM Select Fund”) and the American Beacon US Government Money Market Select Fund (the “USG Select Fund”), (collectively the “Select Funds”). The Select Funds and the Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the Select Funds and receives from the Select Funds an annualized fee of 0.09% of its average daily net assets of the Select Funds. During the six months ended April 30, 2011, the Manager earned fees from the Select Funds totaling $26,000.
Interfund Lending Program
     Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program as a borrower. This program provides an alternative credit facility allowing the Fund to borrow from other participating Funds. For the six months ended April 30, 2011, the Fund did not utilize the credit facility.
Expense Reimbursement Plan
     The Fund has adopted an Expense Reimbursement Plan whereby the manager may seek repayment of fees waived or expenses reimbursed for a period of up to three years. However, reimbursement will occur only if the Class’ average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit. During the six months ended April 30, 2011, there were no fees waived or reimbursed expenses subject to potential recovery.
3. Federal Income and Excise Taxes
     It is the policy of the Fund to qualify as a regulated investment company by complying with all applicable provision of the Code, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes each Fund is treated as a single entity for the purpose of determining such qualifications.
     The Fund does not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2010 remains subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.
     Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. generally accepted accounting principles. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.
     The tax character of distributions paid during the six months ended April 30, 2011 and the fiscal year ended October 31, 2010 were as follows (in thousands):

17

American Beacon Large Cap Value Fund
Notes to Financial Statements
April 30, 2011 (Unaudited)

	Six Months Ended	Year Ended
	April 30,	October 31,
	2011	2010
Distributions paid from:	(unaudited)
Ordinary income*
Institutional Class	$47,238	$40,440
Y Class	27	15
Investor Class	48,747	61,616
Advisor Class	1,398	1,747
AMR Class	8633	10,649
A Class	13	—

Total distributions paid	$106,056	$114,467

*	For tax purposes, short-term capital gains are considered ordinary income distributions.
As of April 30, 2011, the components of distributable earnings on a tax basis were as follows (in thousands):

Cost basis of investments for federal income tax purposes	$8,803,462

Unrealized appreciation	1,249,922
Unrealized depreciation	(586,546)

Net unrealized appreciation/(depreciation)	663,376

Undistributed ordinary income	48,706
Undistributed long-term gain/(loss)	(1,227,890)
Other temporary differences	15,640

Distributable earnings	$(500,168)

     Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses from wash sales and the realization for tax purposes of unrealized gains/(losses) on certain derivative instruments.
     Due to inherent differences in the recognition of income, expenses and realized gains/losses under U.S. generally accepted accounting principles and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities.
     Accordingly, the following amounts represent current year permanent differences derived from Section 732 basis adjustments that have been reclassified as of April 30, 2011 (in thousands):

Paid-in-capital	$4
Undistributed net investment income	—
Accumulated net realized gain (loss)	(4)
Unrealized appreciation (depreciation) of investments, futures contracts and foreign currency	—
     At April 30, 2011, the capital loss carry forward position of the Fund for federal income tax purposes was $485,419, $684,423, and $42,443 expiring in 2016, 2017, and 2018, respectively (in thousands). The Fund utilized $559,273 of net capital loss carryovers for the six months ended April 30, 2011.
4. Investment Transactions
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended April 30, 2011 were (in thousands) $6,060,332 and $5,751,114, respectively.

18

American Beacon Large Cap Value Fund
Notes to Financial Statements
April 30, 2011 (Unaudited)
     A summary of the Fund’s direct transactions in the Select Funds for the six months ended April 30, 2011 is set forth below (in thousands):

	October 31, 2010			April 30, 2011
Affiliate	Shares/Market Value	Purchases	Sales	Shares/Market Value
USG Select Fund	$60,000	$—	$10,000	$50,000
5. Capital Share Transactions
     The tables below summarize the activity in capital shares for each Class of the Fund (dollars and shares in thousands):
Six months Ended April 30, 2011

	Institutional Class		Y Class		Investor Class		Advisor Class
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	22,378	$446,225	828	$16,527	31,861	$599,498	966	$18,240
Reinvestment of dividends	2,273	44,274	1	27	2,547	47,168	75	1,372
Shares redeemed	(17,789)	(353,354)	(42)	(824)	(32,548)	(617,579)	(652)	(12,324)

Net increase (decrease) in shares outstanding	6,862	$137,145	787	$15,730	1,860	$29,087	389	$7,288

	Retirement Class		AMR Class		A Class		C Class
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	31	$579	628	$12,396	111	$2,084	30	$562
Reinvestment of dividends	—	—	448	8,633	1	11	—	—
Shares redeemed	(2)	(31)	(2,164)	(42,278)	(1)	(13)	—	(1)

Net increase (decrease) in shares outstanding	29	$548	(1,088)	$(21,249)	111	$2,082	30	$561

Year Ended October 31, 2010

	Institutional Class		Y Class		Investor Class		Advisor Class
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	67,332	$1,191,741	199	$3,527	80,103	$1,343,174	1,315	$21,942
Reinvestment of dividends	2,134	36,957	1	15	3,645	60,109	105	1,716
Shares redeemed	(24,252)	(425,661)	(85)	(1,472)	(93,570)	(1,565,806)	(1,557)	(26,092)

Net increase (decrease) in shares outstanding	45,214	$803,037	115	$2,070	(9,822)	$(162,523)	(137)	$(2,434)

	Retirement Class		AMR Class		A Class		C Class
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	—	$1	2,145	$37,065	46	$786	2	$37
Reinvestment of dividends	—	—	623	10,649	—	—	—	—
Shares redeemed	—	—	(4,647)	(80,258)	—	—	—	—

Net increase (decrease) in shares outstanding	—	$1	(1,879)	$(32,544)	46	$786	2	$37

19

American Beacon Large Cap Value Fund
Financial Highlights
(For a share outstanding throughout the period)

	Institutional Class
	Six Months
	Ended
	April 30,		Year Ended October 31,
	2011F		2010	2009	2008	2007	2006
	(unaudited)
Net asset value, beginning of period	$18.56		$16.32	$15.01	$26.03	$23.77	$21.00

Income from investment operations:
Net investment incomeA	0.17		0.32	0.35	0.51	0.40	0.31

Net gains (losses) on securities (both realized and unrealized)	2.62		2.22	1.40	(10.41)	2.78	3.48

Total income (loss) from investment operations	2.79		2.54	1.75	(9.90)	3.18	3.79

Less distributions:
Dividends from net investment income	(0.26)		(0.30)	(0.44)	(0.41)	(0.31)	(0.26)
Distributions from net realized gains on securities	—		—	—	(0.71)	(0.61)	(0.76)

Total distributions	(0.26)		(0.30)	(0.44)	(1.12)	(0.92)	(1.02)

Net asset value, end of period	$21.09		$18.56	$16.32	$15.01	$26.03	$23.77

Total return B	15.16	%C	15.68%	12.41%	(39.59)%	13.76%	18.69%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$3,969,122		$3,366,011	$2,221,162	$2,038,539	$2,493,451	$958,830
Ratios to average net assets (annualized):
Expenses, net of waivers	0.58%		0.59%	0.61%	0.58%	0.59%	0.60%
Expenses, before waivers	0.58%		0.59%	0.61%	0.58%	0.59%	0.60%
Net investment income, net of waivers	1.71%		1.73%	2.36%	2.19%	1.82%	1.86%
Net investment income (loss), before waivers	1.71%		1.73%	2.36%	2.19%	1.82%	1.86%
Portfolio turnover rate	67	%C	28%	27%	28%	20%	26%

A	For purposes of this calculation, through October 31, 2007, the change in undistributed net investment income per share was derived by dividing the change in undistributed net investment income by average shares outstanding.

B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

C	Not annualized.

D	Portfolio turnover rate is for the period from November 1, 2008 through October 31, 2009.

E	Annualized.

F	On December 1, 2010, MFS Institutional Advisors, Inc. assumed management of the Large Cap Value Fund’s assets previously managed by Metropolitan West Capital Management, LLC.

20

Y Class					Investor Class
Six
Months		Year	August
Ended		ended	03 to		Six Months
April		October	October		Ended April		Year Ended October 31,
30, 2011F		31, 2010	31, 2009		30, 2011F		2010	2009	2008	2007	2006
(unaudited)					(unaudited)
$18.49		$16.32	$15.59		$17.61		$15.51	$14.29	$24.83	$22.74	$20.16

0.26		0.29	0.06		0.13		0.23	0.28	0.41	0.35	0.28
2.52		2.22	0.67		2.49		2.12	1.34	(9.88)	2.63	3.31

2.78		2.51	0.73		2.62		2.35	1.62	(9.47)	2.98	3.59

(0.24)		(0.34)	—		(0.21)		(0.25)	(0.40)	(0.36)	(0.28)	(0.25)
—		—	—		—		—	—	(0.71)	(0.61)	(0.76)

(0.24)		(0.34)	—		(0.21)		(0.25)	(0.40)	(1.07)	(0.89)	(1.01)

$21.03		$18.49	$16.32		$20.02		$17.61	$15.51	$14.29	$24.83	$22.74

15.13	%C	15.50%	4.68	%C	14.95	%C	15.27%	11.99%	(39.72)%	13.46%	18.44%

$18,962		$2,123	$1		$4,743,713		$4,140,584	$3,798,632	$3,594,565	$5,198,835	$2,586,410
0.69%		0.70%	0.68	%E	0.94%		0.96%	0.93%	0.83%	0.83%	0.85%
0.69%		0.70%	0.68	%E	0.94%		0.96%	0.93%	0.83%	0.83%	0.85%
1.38%		1.51%	1.58	%E	1.34%		1.36%	2.05%	1.94%	1.59%	1.61%
1.38%		1.51%	1.58	%E	1.34%		1.36%	2.05%	1.94%	1.59%	1.61%
67	%C	28%	27	%D	67	%C	28%	27%	28%	20%	26%

21

American Beacon Large Cap Value Fund
Financial Highlights
(For a share outstanding throughout the period)

	Advisor Class							Retirement Class
	Six							Six
	Months							Months		Year
	Ended							Ended		ended
	April 30,		Year Ended October 31,					April 30,		October
	2011G		2010	2009	2008	2007	2006	2011G		31, 2010
	(unaudited)							(unaudited)
Net asset value, beginning of period	$17.47		$15.39	$14.19	$24.70	$22.64	$20.13	$17.32		$15.36
Income from investment operations:
Net investment income (loss)A	0.12		0.21	0.26	0.32	0.28	0.26	0.15		0.18

Net gains (losses) on securities (both realized and unrealized)	2.46		2.10	1.32	(9.79)	2.62	3.27	2.40		2.07

Total income (loss) from investment operations	2.58		2.31	1.58	(9.47)	2.90	3.53	2.55		2.25

Less distributions:
Dividends from net investment income	(0.19)		(0.23)	(0.38)	(0.33)	(0.23)	(0.26)	(0.08)		(0.29)
Distributions from net realized gains on securities	—		—	—	(0.71)	(0.61)	(0.76)	—		—

Total distributions	(0.19)		(0.23)	(0.38)	(1.04)	(0.84)	(1.02)	(0.08)		(0.29)

Net asset value, end of period	$19.86		$17.47	$15.39	$14.19	$24.70	$22.64	$19.79		$17.32

Total return B	14.85	%C	15.14%	11.81%	(39.87)%	13.16%	18.18%	14.74	%C	14.78%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$153,338		$128,080	$114,945	$99,416	$99,854	$39,077	$585		$2
Ratios to average net assets (annualized):
Expenses, net of waivers	1.07%		1.10%	1.10%	1.08%	1.08%	1.09%	1.34%		1.37%
Expenses, before waivers	1.07%		1.10%	1.12%	1.08%	1.08%	1.09%	1.34%		1.37%
Net investment income, net of waivers	1.21%		1.23%	1.86%	1.69%	1.32%	1.39%	0.80%		0.95%
Net investment income (loss), before waivers	1.21%		1.23%	1.84%	1.69%	1.32%	1.39%	0.80%		0.95%
Portfolio turnover rate	67	%C	28%	27%	28%	20%	26%	67	%C	28%

A	For purposes of this calculation, through October 31, 2007, the change in undistributed net investment income per share was derived by dividing the change in undistributed net investment income by average shares outstanding.

B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

C	Not annualized.

D	Annualized.

E	Portfolio turnover rate is for the period from November 1, 2008 through October 31, 2009.

F	Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.

G	On December 1, 2010, MFS Institutional Advisors, Inc. assumed management of the Large Cap Value Fund’s assets previously managed by Metropolitan West Capital Management, LLC.

22

		A Class				C Class
		Six				Six
May 01		Months		May 17		Months		September
to		Ended		to		Ended		01 to
October		April 30,		October		April 30,		October
31, 2009		2011G		31, 2010		2011G		31, 2010
		(unaudited)				(unaudited)
$12.66		$17.61		$16.93		$17.58		$16.17

0.08		0.12		0.03		0.05		(0.01)

2.62		2.49		0.65		2.48		1.42

2.70		2.61		0.68		2.53		1.41

—		(0.15)		—		(0.05)		—

—		—		—		—		—

—		(0.15)		—		(0.05)		—

$15.36		$20.07		$17.61		$20.06		$17.58

21.33%		14.91	%C	4.02	%C	14.39	%C	8.72	%C

$1		$3,147		$814		$636		$38
1.37	%D	1.07%		1.06	%D	1.81%		1.87	%D
1.37	%D	1.07%		1.06	%D	1.81%		2.14	%D
1.15	%D	1.13%		1.09	%D	0.28%		(0.50	)%D
1.15	%D	1.13%		1.09	%D	0.28%		(0.76	)%D
27	%E	67	%C	28	%F	67	%C	28	%F

23

American Beacon Large Cap Value Fund
Financial Highlights
(For a share outstanding throughout the period)

	AMR Class
	Six
	Months
	Ended
	April 30,		Year Ended October 31,
	2011D		2010	2009	2008	2007	2006
	(unaudited)
Net asset value, beginning of period	$18.37		$16.14	$14.88	$25.80	$23.55	$20.78

Income from investment operations:
Net investment incomeA	0.19		0.34	0.37	0.51	0.45	0.35
Net gains (losses) on securities (both realized and unrealized)	2.59		2.22	1.38	(10.26)	2.76	3.47

Total income (loss) from investment operations	2.78		2.56	1.75	(9.75)	3.21	3.82

Less distributions:
Dividends from net investment income	(0.29)		(0.33)	(0.49)	(0.46)	(0.35)	(0.29)
Distributions from net realized gains on securities	—		—	—	(0.71)	(0.61)	(0.76)

Total distributions	(0.29)		(0.33)	(0.49)	(1.17)	(0.96)	(1.05)

Net asset value, end of period	$20.86		$18.37	$16.14	$14.88	$25.80	$23.55

Total return B	15.27	%C	16.04%	12.59%	(39.43)%	14.03%	19.08%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$611,127		$558,089	$520,799	$497,127	$972,260	$1,024,899
Ratios to average net assets (annualized):
Expenses, net of waivers	0.33%		0.34%	0.36%	0.32%	0.32%	0.34%
Expenses, before waivers	0.33%		0.34%	0.36%	0.32%	0.32%	0.34%
Net investment income, net of waivers	1.97%		1.98%	2.62%	2.44%	2.13%	2.18%
Net investment income (loss), before waivers	1.97%		1.98%	2.62%	2.44%	2.13%	2.18%
Portfolio turnover rate	67	%C	28%	27%	28%	20%	26%

A	For purposes of this calculation, through October 31, 2007, the change in undistributed net investment income per share was derived by dividing the change in undistributed net investment income by average shares outstanding.

B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

C	Not annualized.

D	On December 1, 2010, MFS Institutional Advisors, Inc. assumed management of the Large Cap Value Fund’s assets previously managed by Metropolitan West Capital Management, LLC.

24

Disclosure Regarding the Board of Trustees’ Approval of Investment Advisory Agreement
(Unaudited)
          At the November 22, 2010 meeting of the Board, the Manager proposed that the Board approve the appointment of MFS Institutional Advisors, Inc. (“MFS”) as an investment advisor to the American Beacon Large Cap Value Fund. At that meeting, the Manager also recommended that the Board terminate the investment advisory agreement with Metropolitan West Capital Management (“MetWest”), dated November 18, 2008. The Manager’s recommendation to terminate MetWest was predicated on the departure of MetWest’s lead large cap value portfolio strategist and Chief Investment Officer.
The Board reviewed the information provided by MFS in connection with their consideration of MFS and the MFS Agreement. The Board considered, among other materials, responses by MFS to inquiries requesting:
•	a description of the advisory and related services proposed to be provided to the Fund;

•	a description of how MFS anticipates handling the transition of the portion of the Fund’s portfolio that was previously managed by MetWest to MFS and the extent to which current holdings will be maintained or sold;

•	identification of the professional personnel to perform services for the Fund and their education, experience and responsibilities;

•	a comparison of the performance of accounts similar to the Fund managed by MFS with the performance of applicable indices;

•	an analysis of the proposed advisory fee, a comparison to the fees charged to other comparable clients and an explanation of any differences between the fee schedules;

•	whether MFS charges a lower advisory fee to other clients for which it provides services comparable to the services proposed for the Fund and, if so, an explanation of the rationale for charging the other clients a lower fee;

•	a description of the portfolio managers’ compensation, including any incentive arrangements, and if compensation is tied to performance, a description of the oversight mechanisms to prevent a manager with lagging performance from taking undue risks;

•	a description of MFS’ compliance program and matters, as well as its trading activities; and

•	any other information MFS believed would be material to the Board’s consideration of the MFS Agreement.
The Board considered multiple factors when evaluating MFS and in approving the MFS Agreement, including that the Manager had screened a number of large cap value advisors to identify MFS. The Board considered MFS’ experience in managing large cap value assets, its reputation and financial condition, the past performance of similar accounts managed by MFS, its overall capabilities to perform the services under the MFS Agreement and its willingness to perform those services for the Fund. A discussion of certain of the key factors relating to the Board’s selection of MFS and approval of the MFS Agreement follows.
Nature, extent and quality of the services to be provided by MFS. The Board considered MFS’ investment philosophy and investment process, as well as the background and experience of the personnel who will be assigned responsibility for managing the portion of the Fund’s assets allocated to MFS. The Board also considered information regarding MFS’ principal business activities, its reputation, financial condition, infrastructure, its overall capabilities to perform the services under the MFS Agreement and the adequacy of its compliance program. In addition, the Board took into consideration MFS’ representation that it has experience with several methods of transitioning portfolios from one sub-advisor to another, that it will work with management to determine the most appropriate transition process for the Fund and that it will transition the Fund in a manner consistent with the existing portfolios managed by the remaining sub-advisors to the Fund. The Board also took into consideration the Manager’s recommendation on behalf of MFS. MFS also represented that current staffing levels would be sufficient to service the Fund. Based on this information, the Board concluded that the nature, extent and quality of the advisory services to be provided by MFS were appropriate for the Fund in light of its investment objective, and, thus, supported a decision to approve the MFS Agreement.
Performance of MFS. The Board evaluated MFS’ historical investment performance record in managing assets utilizing a large cap value mandate. In particular, the Board evaluated the one-, three- and five-year performance of several mutual funds and private accounts that have similar investment objectives and policies to the Fund (the “Large Cap Value Composite”), as compared to the Russell 1000 Value Index (the “Index”). The Board noted that the accounts in the Large Cap Value Composite underperformed the Index for the one-year period and outperformed the Index for the three- and five-year periods ended September 30, 2010. The Board also considered MFS’ rationale for the underperformance of the accounts in the Large Cap Value Composite for the one-year period ended September 30, 2010, and concluded that the historical investment performance record of MFS supported the approval of the MFS Agreement.
Comparisons of the amounts to be paid under the MFS Agreement with those under contracts between MFS and its other clients. In evaluating the MFS Agreement, the Board reviewed MFS’ proposed advisory fee schedule and breakpoints for the Fund. The Board considered comparisons of the sub-advisory fees to be charged by MFS under the MFS Agreement versus the fees charged by MFS to other clients with a similar investment mandate. The Board noted that MFS may negotiate different advisory fees for certain accounts based on the client’s particular needs and the type of account, inception dates, the initial or potential size of the accounts and other factors, such as the entirety of the client’s relationship with MFS and/or its affiliates. The Board also noted that the proposed sub-advisory fee rate to be paid by the Fund compared favorably to the fee rates paid by MFS’ other mutual fund and separate accounts clients. This information assisted the Board in concluding that MFS’ advisory fees under the MFS Agreement appeared to be within a reasonable range for the services to be provided to the Fund, in light of all the factors considered.
Extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. The Board considered that the fees to be paid by the Fund to MFS are passed through the Manager and that the Manager would not benefit economically from the proposed fee agreement. The Board also considered that the Manager negotiated “breakpoints” in MFS’ fee rate based on the levels of assets in the Fund allocated to and managed by MFS and that, in calculating assets under management for this purpose, MFS will include all other large cap value assets of the Manager’s clients that are also managed by MFS. Thus, the Board concluded that the Fund is receiving economies of scale due to the breakpoints incorporated into the fee schedule.

25

Disclosure Regarding the Board of Trustees’ Approval of Investment Advisory Agreement
(Unaudited)
Costs of the services to be provided and profits to be realized by MFS and its affiliates from the relationship with the Fund. The Board did not consider the costs of the services to be provided and profits to be realized by MFS from its relationship with the Fund, noting instead the arm’s-length nature of the relationship between the Manager and MFS with respect to the negotiation of the advisory fee rate on behalf of the Fund.
Benefits to be derived by MFS from the relationship with the Fund. The Board considered the “fall-out” or ancillary benefits that may accrue to MFS as a result of the advisory relationship with the Fund, including research and brokerage products it may receive from brokers while executing brokerage transactions on behalf of the Fund. In this regard, the Board noted MFS’ representation that, if so instructed, it can restrict the Fund from participating in its client commission arrangement, meaning that Fund commissions will not be used to pay for third party research. MFS did not identify any other “fall-out” or ancillary benefits that may accrue to MFS. After consideration of this information, the Board concluded that the potential benefits accruing to MFS by virtue of its relationship with the Fund were not a material factor in approving the MFS Agreement.
Board’s Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the approval process. The memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisors and the terms of the contracts. Based on the various considerations described above, the Board, including a majority of Trustees who are not “interested persons” of the Funds, the Manager or MFS, as that term is defined in the Investment Company Act of 1940 (“1940 Act”), concluded that the proposed investment advisory fee rate is reasonable and that the approval of the MFS Agreement is in the best interests of the Fund and its shareholders and, as a result, approved the MFS Agreement.

26

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29

Delivery of Documents
eDelivery is NOW AVAILABLE- Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at
www.americanbeaconfunds.com
If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.
To obtain more information about the Fund:

7	8
By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

(-
By Telephone:	By Mail:
Institutional, Y, Investor, Advisor, and Retirement Classes	American Beacon Funds
Call (800) 658-5811	P.O. Box 219643
AMR ClassSM	Kansas City, MO 64121-9643
Call (800) 345-2345

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth Street, NW, Washington, DC 20549. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available on the Funds’ website (www.americanbeaconfunds.com) approximately twenty days after the end of each month.
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website (www.americanbeaconfunds.com) and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.
Fund Service Providers:

Custodian State Street Bank and Trust Boston, Massachusetts	Transfer Agent Boston Financial Data Services Kansas City, Missouri	Independent Registered Public Accounting Firm Ernst & Young LLP Dallas, Texas	Distributor Foreside Fund Services, LLC Portland, Maine
This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.
American Beacon Funds and the American Beacon Large Cap Value Fund are service marks of American Beacon Advisors, Inc.
SAR 4/11

GUIDANCE | VISION | EXPERIENCE

American Beacon FUNDS℠

Semi-Annual Report

April 30, 2011

SMALL CAP VALUE FUND

G U I D A N C E l V I S I O N l E X P E R I E N C E April 30, 2011 S M A L L C A P V A L U E F U N D Semi-Annual ReportSMALL CAP VALUE FUND
April 30, 2011

About American Beacon Advisors
     Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.
     Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.
Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and the Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.
Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies.

American Beacon Funds	April 30, 2011

Fellow Shareholders,
Over the past six months, the equity markets have generally rallied on, despite concerns for the pace of the global economic recovery, reoccurrences of sovereign debt worries, geopolitical unrest, inflation fears and the potential impact of Japan’s recent earthquake. Though challenging, these factors were offset by increasing reports of strength in corporate earnings and the persistence of the U.S. recovery.
The performance of our equity funds reflects this strength as well. It also reflects the American Beacon investment philosophy: that portfolios managed with a longer-term perspective tend to be better positioned for riding out the inevitable waves of economic and geopolitical upheaval.
For the six-month period ended April 30, 2011:
     >>American Beacon Small Cap Value Fund (Institutional Class) generated 23.36%
Please note that the recent growth rate in the stock market has helped to produce short-term returns that are not typical and may not continue in the future.
While day-to-day volatility continues to influence the world’s equity and credit markets, American Beacon remains focused on seeking opportunities and meeting market challenges to deliver the type of consistency in performance and service our shareholders value.
Our process is summarized as: Oversight 360. It’s an ongoing commitment to cast a watchful and analytical eye over all the factors that influence our fellow shareholders’ investments.
Thank you for your continued investment in the American Beacon Funds. To obtain further details about the growing number of investment opportunities now available within the American Beacon Funds family or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.
President American Beacon Funds

1

Domestic Equity Market Overview
April 30, 2011 (Unaudited)
     The stock market rallied over the six months ending April 30, 2011, with most indices posting their highest price levels in over two years. This performance was remarkable given the numerous challenges that arose during the period—multiple conflicts in the Middle East and Northern Africa, rising food and energy prices globally, concerns about rising debt risks both domestically and overseas, and the economic after-effects of Japan’s earthquake and tsunami. While some of these events took a tremendous toll in terms of human life and suffering, investors ultimately did not see them as leading to the derailment of the U.S. economic recovery.
     Although overall U.S. economic growth was only moderate during the period, improved profitability and stronger corporate balance sheets continued to provide positive momentum for the U.S. equity market. In addition, healthy business-to-business spending, especially in technology and manufacturing, added to positive returns.
     Exports had also been a bright spot for the overall economy. Growth in some overseas economies had been much stronger than in the U.S, which benefitted those companies with higher levels of overseas sales. Energy sector stocks in particular were big winners, thanks to rising oil prices. However, investor concerns for rapidly rising energy and commodity prices globally dampened overall market enthusiasm in the early part of 2011. By March, the stock market had climbed “the wall of worry,” boosted by corporate earnings and valuation levels. Ultimately, the S&P 500 Index rose 16.4% and the Russell 1000 Value Index gained 17.3% during the period.
     Corporate America’s strengthening financial position appeared to be the result of aggressive retrenchment during the economic crisis of 2008. During this period, S&P 500 companies amassed nearly $1 trillion of cash on their balance sheets. These same companies also announced over $260 billion in acquisitions and approved over $150 billion in share repurchases. Many companies have also expressed their intention to increase dividends and/or capital expenditures in the coming year—and some had actually already done so. This highlights a considerable mindset shift from a year ago, when management teams seemed satisfied stockpiling cash despite the paltry yield it was earning—a situation Japan had contended with for decades. Determining how companies will spend their cash is of great interest—and is critical to the market—in the near term, since the effectiveness of a company’s cash deployment will greatly influence its future stock performance.
     Also helping to propel the market over the past six months were: the extension of Bush-era tax rates and other measures for an additional two years by Congress; and the positive effects of the Federal Reserve’s second phase of quantitative easing (QE2). This occurred in spite of persistently high unemployment, sagging home sales, and continued fears over European Union sovereign debt risk.
     A self-sustaining recovery was leading the economic expansion, but one key critical variable for the economy and stock market remains domestic employment. Private sector employment had seen recent gains, but initial unemployment claims had been moving higher in recent reports. Yet, higher stock prices and the resulting wealth effect were fueling consumer spending. Businesses were returning capital to investors, bank lending had increased and consumer credit card delinquencies are down—all signs that U.S. economic activity is on stronger footing and could be poised for continued growth in 2011.
     Looking forward, the Federal Reserve’s QE2 program for direct purchases of Treasury bonds is set to finish at the end of June, and it remains to be seen whether this will have negative effects on interest rates. In addition, the ongoing debate in Washington, D.C. over the Federal budget and deficit reduction is likely to continue to attract investor interest and attention. Any significant progress on deficit reduction could be perceived as a major improvement in the economic fundamentals by the market.

2

Performance Overview
American Beacon Small Cap Value FundSM
April 30, 2011 (Unaudited)
     The Institutional Class of the Small Cap Value Fund returned 23.36% for the six months ended April 30, 2011, outperforming the Russell 2000® Value Index (“Index”) return of 20.31% and the Lipper Small-Cap Value Funds Index return of 21.93% for the same period.

	Annualized Total Returns
	Periods Ended 4/30/11
	6 Months*	1 Year	5 Years	10 Years
Institutional Class(1,8)	23.36%	19.67%	4.45%	11.32%
Y Class (1,2,8)	23.30%	19.53%	4.37%	11.27%
Investor Class(1,8)	23.08%	19.17%	4.14%	10.97%
Advisor Class(1,3,8)	23.07%	19.08%	3.93%	10.77%
Retirement Class (1,4,8).	22.88%	18.75%	3.83%	10.71%
A Class with sales charges (1,5,8)	15.96%	12.19%	2.89%	10.31%
A Class without sales charges (1,5,8)	23.03%	19.06%	4.12%	10.96%
C Class with sales charge (1,6,8)	21.57%	17.41%	4.00%	10.90%
C Class without sales charge (1,6,8)	22.57%	18.41%	4.00%	10.90%
AMR Class(1,8)	23.45%	19.94%	4.71%	11.60%
Lipper Small-Cap Value Funds Index(7)	21.93%	18.24%	4.04%	9.75%
Russell 2000 Value Index (7)	20.31%	14.57%	2.50%	8.69%

*	Not annualized
1.	Please note that the recent growth rate in the stock market has helped to produce short-term returns that are not typical and may not continue in the future. Performance shown is historical and may not be indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please call 1-800-967-9009 or visit www.americanbeaconfunds.com. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

2.	Fund performance for the five-year and ten-year periods represents the total returns achieved by the Institutional Class from 4/30/01 up to 8/3/09, the inception date of the Y Class. Expenses of the Y Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Y Class been in existence since 4/30/01.

3.	Fund performance for the ten-year period represents the total returns achieved by the Investor Class from 4/30/01 up to 5/1/03 and the returns of the Advisor Class since its inception. Expenses of the Advisor Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the Advisor Class been in existence since 4/30/01. A portion of the fees charged to the Advisor Class of the Fund was waived through 2004. Performance prior to waiving fees was lower than the actual returns shown for periods through 2004.

4.	Fund performance for the five-year and ten-year periods represents the total returns achieved by the Investor Class from 4/30/01 up to 5/1/03 and the Advisor Class from 5/1/03 up to 5/1/09, the inception date of the Retirement Class, and the returns of the Retirement Class since its inception. Expenses of the Retirement Class are higher than those of the Advisor and Investor Classes. As a result, total returns shown may be higher than they would have been had the Retirement Class been in existence since 4/30/01.

5.	Fund performance for the one-year, five-year, and ten-year periods represents the total returns achieved by the Investor Class from 4/30/01 up to 5/17/10, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the A Class been inexistence since 4/30/01. The maximum sales charge for A Class is 5.75%.

6.	Fund performance for the one-year, five-year, and ten-year periods represents the total returns achieved by the Investor Class from 4/30/01 up to 9/1/10, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the C Class been inexistence since 4/30/01. The maximum contingent deferred sales charge for C Class is 1.00% for shares redeemed within one year of the date of purchase.

7.	Russell 2000® Value Index is a registered trademark of Frank Russell Company. The Russell 2000 Value Index is an unmanaged index of those stocks in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values. The Lipper Small-Cap Value Funds Index tracks the results of the 30 largest mutual funds in the Lipper Small-Cap Value Funds category. Lipper is an independent mutual fund research and ranking service. One cannot directly invest in an index.

8.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, Advisor, Retirement, A, C, and AMR Class shares was 0.82%, 0.92%, 1.19%, 1.33%, 1.55%, 1.29%, 2.11%, and 0.58%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     The Fund outperformed the Index due to both stock selection and sector allocation adding value relative to the Index.
     Holdings in the Information Technology, Industrials and Financials sectors added the most value to the Fund’s relative performance. In the Information Technology sector, Vishay Intertechnology (up 74.4%), and Interdigital (up 42.4%) were the largest contributors to excess performance. For the period the Fund owned the securities, Terex (up 59.6%), Weight Watchers (up 89.0%) and Armstrong World Industries

3

Performance Overview
American Beacon Small Cap Value FundSM
April 30, 2011 (Unaudited)
(up 54.9%) had the largest impact to the Fund’s excess performance in the Industrials sector. In the Financials sector, MI Developments (up 111.3%) and Symetra Financial (up 26.3%) contributed most to the Fund’s returns. Poor stock selection in the Materials sector also hurt performance. Haynes International (up 26.1%) and Coeur D’Alene Mines (up 49.6%) for the period the Fund owned the securities detracted the most relative value in the Materials sector.
     The Fund’s underweight position in Financials, one of the poorer performing sectors in the Index, added value relative to the Index through sector allocation. An overweight in Health Care, the second best performing sector in the Index, also contributed to the Fund’s performance.
     The sub-advisors continue to focus on uncovering investment opportunities through stock selection that should benefit the Fund’s performance over the longer-term.
Top Ten Holdings

% of
Net Assets
LifePoint Hospitals, Inc.	1.0%
Valassis Communications, Inc.	0.9%
Tidewater, Inc.	0.9%
Rent-A-Center, Inc.	0.8%
Vishay Intertechnology, Inc.	0.8%
Ezcorp, Inc.	0.8%
AMERIGROUP Corp.	0.7%
Terex Corp.	0.7%
Portland General Electric Co.	0.7%
Great Plains Energy, Inc.	0.7%
Sector Allocation

% of
Equities
Financials	25.5%
Consumer Discretionary	15.8%
Industrials	15.5%
Information Technology	14.6%
Health Care	9.2%
Materials	6.1%
Energy	6.0%
Utilities	5.3%
Consumer Staples	1.8%
Telecommunication Services	0.2%

4

American Beacon Small Cap Value FundSM
Fund Expenses
April 30, 2011 (Unaudited)
Fund Expense Example
     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, administrative service fees, distribution (12b-1) fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
     The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2010 through April 30, 2011.
Actual Expenses
     The “Actual” lines of the table provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.
Hypothetical Example for Comparison Purposes
     The “Hypothetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.
     You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

	Beginning		Expenses Paid
	Account Value	Ending Account	During Period*
	11/1/10	Value 4/30/11	11/1/10-4/30/11
Institutional Class
Actual	$1,000.00	$1,233.60	$4.39
Hypothetical **	$1,000.00	$1,020.87	$3.97
Y Class
Actual	$1,000.00	$1,233.03	$4.98
Hypothetical **	$1,000.00	$1,020.33	$4.51
Investor Class
Actual	$1,000.00	$1,230.78	$6.37
Hypothetical **	$1,000.00	$1,019.08	$5.77
Advisor Class
Actual	$1,000.00	$1,230.68	$7.14
Hypothetical **	$1,000.00	$1,018.39	$6.46
Retirement Class
Actual	$1,000.00	$1,228.85	$8.56
Hypothetical **	$1,000.00	$1,017.11	$7.75
AMR Class
Actual	$1,000.00	$1,234.47	$3.01
Hypothetical **	$1,000.00	$1,022.10	$2.73
A Class
Actual	$1,000.00	$1,230.29	$7.03
Hypothetical **	$1,000.00	$1,018.49	$6.37
C Class
Actual	$1,000.00	$1,225.71	$11.03
Hypothetical **	$1,000.00	$1,014.88	$9.98

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.79%, 0.90%, 1.15%, 1.29%, 1.55%, 0.54%, 1.27% and 2.00% for the Institutional, Y, Investor, Advisor, Retirement, AMR, A and C Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half year period.

**	5% return before expenses.

5

American Beacon Small Cap Value FundSM
Schedule of Investments
April 30, 2011 (Unaudited)

	Shares	Value
		($000)
COMMON STOCK - 94.17%
CONSUMER DISCRETIONARY - 14.91%
Auto Components - 1.47%
American Axle & Manufacturing Holdings, Inc.	1,403,625	17,965
Cooper Tire & Rubber Co.	229,900	6,203
Dorman Products, Inc.A	9,200	359
Exide TechnologiesA	191,900	1,927
Gentex Corp.	456,300	14,305
Superior Industries International, Inc.	58,400	1,476
The Goodyear Tire & Rubber Co.	675,700	12,264

		54,499

Automobiles - 0.18%
Thor Industries, Inc.	211,220	6,550

Commercial Services & Supplies - 0.10%
Viad Corp.	154,540	3,834

Distributors - 0.24%
Brightpoint, Inc.A	893,600	9,043

Hotels, Restaurants & Leisure - 0.97%
Bob Evans Farms, Inc.	81,500	2,556
Boyd Gaming Corp.A B	231,430	2,069
Brinker International, Inc.	66,390	1,599
CEC Entertainment, Inc.	30,800	1,165
Cracker Barrel Old Country Store, Inc.	77,311	3,961
Domino’s Pizza, Inc.	165,100	3,066
International Speedway Corp.	129,704	3,970
Jack in the Box, Inc.A	374,110	7,726
Lakes Entertainment, Inc.A	150,800	345
Life Time Fitness, Inc.A	29,305	1,146
Orient-Express Hotels Ltd.	236,300	2,899
Ruby Tuesday, Inc.	143,144	1,504
Sonic Corp.A	145,265	1,630
Speedway Motorsports, Inc.B	152,210	2,371

		36,007

Household Durables - 1.54%
Cavco Industries, Inc.A	58,099	2,700
Ethan Allen Interiors, Inc.	301,180	7,255
Furniture Brands International, Inc.	833,900	4,036
Helen of Troy Ltd.A	135,203	4,208
Lancaster Colony Corp.B	118,730	7,256
Meritage Homes Corp.	221,050	5,285
Mohawk Industries, Inc.A	16,400	985
National Presto Industries, Inc.B	14,600	1,621
Ryland Group, Inc.	371,160	6,425
Tupperware Brands Corp.	40,500	2,579
Whirlpool Corp.	169,800	14,633

		56,983

Internet & Catalog Retail - 0.06%
Insight Enterprises, Inc.A	102,700	1,763
Nutrisystem, Inc.B	33,538	504

		2,267

Leisure Equipment & Products - 0.43%
Brunswick Corp.	516,200	12,064
Callaway Golf Co.	132,400	937
Jakks Pacific, Inc.A B	137,690	2,897

		15,898

Media - 1.67%
Belo Corp.	205,200	1,734
Cinemark Holdings, Inc.	192,800	3,920
EW Scripps Co.	114,900	1,092
Harte-Hanks, Inc.	119,200	1,107
John Wiley & Sons, Inc.	118,500	6,035
Meredith Corp.B	238,810	7,981
Scholastic Corp.	134,400	3,532
Sinclair Broadcast Group, Inc.	135,900	1,561
Valassis Communications, Inc.	1,191,900	34,363

		61,325

Multiline Retail - 1.23%
99 Cents Only StoresA	619,580	12,491
Big Lots, Inc.	406,200	16,699
BJ’s Wholesale Club, Inc.A	141,410	7,257
Dillard’s, Inc.B	166,600	8,000
Fred’s, Inc.	86,300	1,205

		45,652

Specialty Retail - 5.66%
Aaron’s, Inc.	337,235	9,709
Aeropostale, Inc.A	605,900	15,469
American Greetings Corp.	111,700	2,748
America’s Car-Mart, Inc.A	319,500	7,821
Asbury Automotive Group, Inc.	82,600	1,429
Ascena Retail Group, Inc.A	147,300	4,609
Big 5 Sporting Goods Corp.	197,020	2,354
Cabela’s, Inc.A	807,100	20,612
Chico’s FAS, Inc.	345,160	5,050
Collective Brands, Inc.A	704,034	14,785
DG FastChannel, Inc.A	441,350	16,149
Express, Inc.	253,950	5,483
Foot Locker, Inc.	810,030	17,432
GameStop Corp.A B	207,500	5,329
Group 1 Automotive, Inc.B	52,200	2,247
Hanesbrands, Inc.A	30,750	1,000
Interline Brands, Inc.A	16,200	342
JOS A Bank Clothiers, Inc.A B	47,950	2,514
OfficeMax, Inc.	91,925	916
Pier 1 Imports, Inc.A	293,200	3,571
Regis Corp.	189,810	3,227
Rent-A-Center, Inc.	1,002,548	30,527
Sonic Automotive, Inc.B	88,600	1,249
Stage Stores, Inc.	120,820	2,327
The Buckle Inc.B	95,900	4,362
The Cato Corp.	45,100	1,151
The Childrens Place Retail Stores Inc.A	114,250	6,075
The Finish Line Inc.	96,300	2,069
The Men’s Wearhouse Inc.	660,100	18,410

		208,966

Textiles & Apparel - 1.36%
Carter’s, Inc.A	109,900	3,398
G-III Apparel Group Ltd.A	53,000	2,378
Maidenform Brands, Inc.A	64,200	2,033
Quiksilver, Inc.A	1,753,000	7,626
Skechers U.S.A. Inc.A	625,550	11,917
The Jones Group Inc.	1,208,737	16,474
The Timberland Co.	73,180	3,307
Unifirst Corp.	32,500	1,682
Wolverine World Wide, Inc.	39,300	1,559

		50,374

Total Consumer Discretionary		551,398

See accompanying notes

6

American Beacon Small Cap Value FundSM
Schedule of Investments
April 30, 2011 (Unaudited)

	Shares	Value
		($000)
CONSUMER STAPLES - 1.65%
Food & Drug Retailing - 0.60%
Casey’s General Stores, Inc.	89,836	3,506
Central European Distribution Corp.A	62,025	733
Flowers Foods, Inc.	205,650	6,285
Nash Finch Co.	65,700	2,445
Spartan Stores, Inc.	272,430	4,253
The Andersons Inc.	50,600	2,512
Winn-Dixie Stores, Inc.A	360,090	2,553

		22,287

Food Products - 0.90%
Chiquita Brands International, Inc.A	154,617	2,462
Corn Products International, Inc.	14,120	778
Fresh Del Monte Produce, Inc.	163,200	4,424
Overhill Farms, Inc.A	316,300	1,948
Sanderson Farms, Inc.	83,945	3,996
Smithfield Foods, Inc.A	441,700	10,407
Snyders-Lance, Inc.	281,820	5,566
The Hain Celestial Group Inc.A	108,956	3,706

		33,287

Personal Products - 0.05%
Revlon, Inc.A	106,000	1,825

Tobacco - 0.10%
Schweitzer-Mauduit International, Inc.	43,800	2,270
Universal Corp.	30,144	1,308

		3,578

Total Consumer Staples		60,977

ENERGY - 5.64%
Energy Equipment & Services - 3.36%
Atwood Oceanics, Inc.A	450,602	20,245
Bristow Group, Inc.	196,200	9,104
Cal Dive International, Inc.A	837,860	6,586
Dawson Geophysical Co.A B	34,860	1,555
Global Industries Ltd.A	885,840	8,734
Hercules Offshore, Inc.A	253,600	1,591
Matrix Service Co.A	383,767	5,549
Newpark Resources, Inc.A	651,560	5,884
Oil States International, Inc.A	94,900	7,878
Parker Drilling Co.A	125,100	892
SEACOR Holdings, Inc.	59,750	5,905
Superior Energy Services, Inc.A	37,735	1,450
Tesco Corp.A	155,028	2,916
Tidewater, Inc.	565,820	33,671
Unit Corp.A	187,585	11,822
Willbros Group, Inc.A	51,500	554

		124,336

Oil & Gas - 2.28%
Berry Petroleum Co.	111,460	5,922
Bill Barrett Corp.A	56,210	2,346
Cloud Peak Energy, Inc.	617,900	12,864
Comstock Resources, Inc.A B	227,290	7,287
Contango Oil & Gas Co.A	90,535	5,606
Energy Partners Ltd.A	100,200	1,825
Frontier Oil Corp.	142,950	3,994
Helix Energy Solutions Group, Inc.A	111,100	2,103
Petroquest Energy, Inc.A B	150,400	1,318
Rex Energy Corp.A	334,850	4,296
Stone Energy Corp.A	490,500	17,343
Tesoro Corp.	429,575	11,650
W&T Offshore, Inc.B	167,434	4,489
Warren Resources, Inc.A	730,168	3,308

		84,351

Total Energy		208,687

FINANCIALS - 24.00%
Banks - 7.50%
1st Source Corp.	45,800	972
Associated Banc-Corp.	1,282,100	18,719
Astoria Financial Corp.	201,300	2,913
BancorpSouth, Inc.B	90,992	1,233
Bank of Hawaii Corp.	30,570	1,492
Bank of the Ozarks, Inc.	381,000	16,966
Brookline Bancorp, Inc.	552,380	5,093
Cardinal Financial Corp.	133,440	1,500
Cathay General Bancorp	215,900	3,681
City Holding Co.	38,700	1,320
City National Corp.	110,293	6,299
Columbia Banking System, Inc.	73,700	1,390
Community Bank System, Inc.	28,300	708
CVB Financial Corp.B	697,773	6,796
Dime Community Bancshares, Inc.	86,415	1,336
First Commonwealth Financial Corp.	288,200	1,787
First Financial Bancorp	647,900	10,677
First Financial Holdings, Inc.	109,600	1,203
First Horizon National Corp.	584,993	6,406
First Interstate Bancsystem, Inc.	296,000	4,049
First Midwest Bancorp, Inc.	328,160	4,299
First Niagara Financial Group, Inc.	165,700	2,386
FirstMerit Corp.	72,750	1,271
FNB Corp.	315,200	3,451
Fulton Financial Corp.	962,355	11,240
Hancock Holding Co.B	318,900	10,415
Home Federal Bancorp, Inc.	171,000	2,078
Iberiabank Corp.	351,400	21,089
Lakeland Financial Corp.	67,550	1,480
MB Financial, Inc.	148,190	3,066
National Penn Bancshares, Inc.	1,025,177	8,417
Northwest Bancshares, Inc.	227,600	2,865
Ocwen Financial Corp.A	650,500	7,786
Old National Bancorp	115,700	1,197
PacWest Bancorp	256,570	5,899
Pinnacle Financial Partners, Inc.A B	73,900	1,188
Popular, Inc.	1,315,500	4,144
PrivateBancorp, Inc.	399,570	6,289
Prosperity Bancshares, Inc.	383,371	17,578
Provident Financial Services, Inc.	471,510	6,846
Southwest Bancorp Inc/Stillwater OK	159,040	2,255
Susquehanna Bancshares, Inc.	243,200	2,242
SVB Financial Group	177,470	10,726
Synovus Financial Corp.B	5,660,100	14,150
Territorial Bancorp, Inc.	6,700	134
Washington Federal, Inc.	81,665	1,314
Washington Trust Bancorp, Inc.	52,370	1,227
Webster Financial Corp.	960,300	20,667
WesBanco, Inc.	66,400	1,348
Whitney Holding Corp.	306,668	4,152
Wilmington Trust Corp.	110,500	498
Wintrust Financial Corp.	31,920	1,075

		277,312

Diversified Financials - 5.22%
Apollo Investment Corp.	126,781	1,502
Ares Capital Corp.	614,400	10,881
CapitalSource, Inc.	888,900	5,938
See accompanying notes

7

American Beacon Small Cap Value FundSM
Schedule of Investments
April 30, 2011 (Unaudited)

	Shares	Value
		($000)
Cash America International, Inc.B	436,638	20,718
CoreLogic, Inc.	388,860	7,159
Credit Acceptance Corp.A	111,050	8,984
Duff & Phelps Corp.	165,840	2,552
E*Trade Financial Corp.A	529,429	8,598
Encore Capital Group, Inc.A	71,400	2,138
Ezcorp, Inc.	898,574	28,297
Fifth Street Finance Corp.B	1,084,200	14,452
Heartland Payment Systems, Inc.	105,400	2,104
Investment Technology Group, Inc.	431,565	7,384
Janus Capital Group, Inc.	1,052,090	12,804
Kirkland’s, Inc.A	509,900	7,694
Knight Capital Group, Inc.A	821,400	11,270
MF Global Holdings Ltd.A	434,000	3,650
MGIC Investment Corp.	2,376,669	20,582
National Financial Partners Corp.	76,700	1,234
Nelnet, Inc.	172,500	3,973
NewStar Financial, Inc.A	126,900	1,516
Piper Jaffray CosA	148,377	5,319
Waddell & Reed Financial, Inc.	38,380	1,574
World Acceptance Corp.A B	43,000	2,922

		193,245

Insurance - 8.33%
Alleghany Corp.	7,956	2,618
Allied World Assurance Co Holdings Ltd.	116,080	7,542
Alterra Capital Holdings Ltd.	110,400	2,427
American Equity Investment Life Holding Co.	196,100	2,522
American Financial Group, Inc.	221,965	7,940
Amtrust Financial Services, Inc.	223,392	4,311
Argo Group International Holdings Ltd.	221,747	6,965
Aspen Insurance Holdings Ltd.	698,990	19,970
CNO Financial Group, Inc.A	2,000,200	16,122
Delphi Financial Group, Inc.	500,800	16,001
Employers Holdings, Inc.	485,200	9,782
Endurance Specialty Holdings Ltd.	354,000	15,696
Enstar Group Ltd.A	32,603	3,656
FBL Financial Group, Inc.	74,300	2,266
First American Financial Corp.	481,620	7,513
Global Indemnity plcA	622,221	15,892
Harleysville Group, Inc.	74,100	2,377
HCC Insurance Holdings, Inc.	120,570	3,923
Horace Mann Educators Corp.	217,800	3,894
Infinity Property & Casualty Corp.	47,398	2,801
Maiden Holdings Ltd.	180,200	1,342
MBIA, Inc.B	499,600	5,156
Meadowbrook Insurance Group, Inc.	133,100	1,363
Montpelier Re Holdings Ltd.	166,708	3,016
National Western Life Insurance Co.	2,100	338
Old Republic International Corp.	112,900	1,430
OneBeacon Insurance Group Ltd.	44,900	631
Platinum Underwriters Holdings Ltd.	29,135	1,102
Primerica, Inc.	7,100	164
ProAssurance Corp.A	163,700	10,870
Protective Life Corp.	472,045	12,703
RenaissanceRe Holdings Ltd.	55,400	3,894
RLI Corp.B	38,600	2,287
Safety Insurance Group, Inc.	41,100	1,924
Selective Insurance Group, Inc.	133,700	2,358
StanCorp Financial Group, Inc.	431,350	18,591
Symetra Financial Corp.	1,134,400	15,745
The Hanover Insurance Group Inc.	253,740	10,713
The Navigators Group Inc.A	265,123	13,741
Torchmark Corp.	185,700	12,427
Tower Group, Inc.	225,900	5,166
Transatlantic Holdings, Inc.	133,900	6,600
Unitrin, Inc.	114,100	3,450
Universal American Corp.	387,900	8,960
Validus Holdings Ltd.	102,800	3,345
White Mountains Insurance Group Ltd.	18,074	6,462

		307,996

Lodging/Resorts - 0.20%
DiamondRock Hospitality Co.C	626,810	7,547

Real Estate - 2.75%
Anworth Mortgage Asset Corp.C	173,405	1,245
BioMed Realty Trust, Inc.C	432,030	8,571
Brandywine Realty TrustC	118,775	1,508
CapLease, Inc.C	915,800	5,128
CBL & Associates Properties, Inc.C	372,030	6,909
CommonWealth REITC	52,621	1,441
DCT Industrial Trust, Inc.C	1,112,950	6,466
Entertainment Properties TrustC	178,020	8,476
Hospitality Properties TrustC	58,400	1,410
Inland Real Estate Corp.C	541,430	5,290
LaSalle Hotel PropertiesC	293,860	8,269
Lexington Realty TrustB C	859,860	8,581
Medical Properties Trust, Inc.C	118,695	1,465
MI Developments, Inc.	483,900	14,833
National Health Investors, Inc.C	116,410	5,661
Omega Healthcare Investors, Inc.B C	377,750	8,674
Pebblebrook Hotel Trust	214,954	4,611
Pennsylvania Real Estate Investment TrustB C	98,880	1,561
Urstadt Biddle Properties, Inc.C	75,480	1,485

		101,584

Total Financials		887,684

HEALTH CARE - 8.69%
Biotechnology - 0.30%
Charles River Laboratories International, Inc.A	40,630	1,714
Cubist Pharmaceuticals, Inc.A	157,800	5,341
Viropharma, Inc.A	214,400	4,136

		11,191

Health Care Equipment & Supplies - 1.34%
CONMED Corp.A	64,200	1,803
Haemonetics Corp.A	151,620	10,644
Hillenbrand, Inc.	165,700	3,798
Kensey Nash Corp.A	12,436	308
Kinetic Concepts, Inc.A	364,600	21,521
STERIS Corp.	319,965	11,532

		49,606

Health Care Providers & Services - 6.10%
Air Methods Corp.A	60,650	4,101
Alere, Inc.A	35,616	1,323
Almost Family, Inc.A B	44,400	1,539
Amedisys, Inc.A B	42,100	1,403
AMERIGROUP Corp.A	387,340	26,455
Amsurg Corp.A	55,175	1,482
Assisted Living Concepts, Inc.	55,711	2,009
Centene Corp.A	389,600	14,115
Gentiva Health Services, Inc.	688,200	19,270
Health Net, Inc.A	262,700	8,748
Healthsouth Corp.A	979,450	25,103
Healthspring, Inc.A	340,080	14,110
See accompanying notes

8

American Beacon Small Cap Value FundSM
Schedule of Investments
April 30, 2011 (Unaudited)

	Shares	Value
		($000)
Healthways, Inc.A	36,500	618
LifePoint Hospitals, Inc.A	845,080	35,164
Magellan Health Services, Inc.A	320,000	16,646
MAXIMUS, Inc.	201,400	16,110
Mednax, Inc.A	143,930	10,208
Omnicare, Inc.	195,200	6,133
Omnicell, Inc.A	348,410	5,359
Owens & Minor, Inc.	43,450	1,497
Parexel International Corp.A	279,730	7,765
The Ensign Group Inc.	26,942	745
Triple-S Management Corp., Class BA	50,200	1,051
WellCare Health Plans, Inc.A	106,300	4,657

		225,611

Pharmaceuticals - 0.95%
Endo Pharmaceuticals Holdings, Inc.A	339,850	13,309
Impax Laboratories, Inc.A	141,500	3,874
Medicis Pharmaceutical Corp.	375,600	13,318
Par Pharmaceutical Cos, Inc.	97,900	3,372
PharMerica Corp.A	98,700	1,299

		35,172

Total Health Care		321,580

INDUSTRIALS - 14.60%
Aerospace & Defense - 1.66%
Alliant Techsystems, Inc.	267,455	18,896
Curtiss-Wright Corp.	39,407	1,310
Huntington Ingalls Industries, Inc.A B	300,300	12,012
Spirit Aerosystems Holdings, Inc.A	492,360	12,112
Triumph Group, Inc.	113,750	9,796
World Fuel Services Corp.	183,800	7,275

		61,401

Airlines - 0.10%
Aircastle Ltd.	296,411	3,693

Building Products - 1.19%
Apogee Enterprises, Inc.	276,007	3,941
Crane Co.	208,600	10,411
Drew Industries, Inc.	59,260	1,426
Griffon Corp.A	144,551	1,842
Insituform Technologies, Inc.A	400,300	10,132
Simpson Manufacturing Co, Inc.	371,625	10,376
Trex Co, Inc.A B	181,100	5,810

		43,938

Commercial Services & Supplies - 5.39%
Atlas Air Worldwide Holdings, Inc.A	296,590	20,437
Clean Harbors, Inc.A	93,938	9,253
Convergys Corp.A	335,000	4,858
Con-way, Inc.	473,300	18,421
CSG Systems International, Inc.A	102,600	2,179
Deluxe Corp.	141,000	3,818
Ennis, Inc.	88,500	1,653
FTI Consulting, Inc.A	242,450	9,674
G&K Services, Inc.	51,320	1,699
Global Payments, Inc.	44,800	2,385
Heidrick & Struggles International, Inc.	407,680	9,540
Herman Miller, Inc.	458,000	11,917
Hudson Highland Group, Inc.A	630,300	3,801
Huron Consulting Group, Inc.A	121,982	3,513
Insperity, Inc.	212,800	6,446
Kelly Services, Inc.	139,800	2,672
Korn/Ferry InternationalA	550,860	11,408
Layne Christensen Co.A	40,100	1,193
McGrath Rentcorp	114,828	3,260
Mobile Mini, Inc.A	623,100	15,521
PHH Corp.A B	757,900	16,265
Steelcase, Inc.	551,632	6,371
Team, Inc.	107,364	2,679
Tetra Tech, Inc.A	237,110	5,601
The Brink’s Co.	392,940	12,971
The Geo Group IncA	133,935	3,573
United Stationers, Inc.	110,200	7,941

		199,049

Construction & Engineering - 1.54%
Aecom Technology Corp.A	296,200	8,074
Comfort Systems USA, Inc.	765,215	9,343
EMCOR Group, Inc.A	552,975	17,126
Granite Construction, Inc.B	260,520	7,081
Tutor Perini Corp.	577,650	15,400

		57,024

Diversified Manufacturing - 0.04%
Barnes Group, Inc.	66,355	1,642

Electrical Equipment - 0.96%
EnerSysA	43,720	1,657
General Cable Corp.	54,480	2,642
GT Solar International, Inc.A B	399,000	4,457
Kemet Corp.A	81,600	1,284
Regal-Beloit Corp.	189,500	14,361
SunPower Corp.A B	123,600	2,691
Thomas & Betts Corp.	114,940	6,663
Vishay Precision Group, Inc.A	108,414	1,789

		35,544

Energy Equipment & Services - 0.05%
Hornbeck Offshore Services, Inc.A	66,100	1,932

Industrial Conglomerates - 0.46%
Carlisle Cos, Inc.	121,880	6,038
GATX Corp.	226,280	9,565
Teleflex, Inc.	25,120	1,583

		17,186

Machinery - 2.11%
Astec Industries, Inc.A	170,510	6,612
Briggs & Stratton Corp.	73,105	1,725
CIRCOR International, Inc.	136,700	6,210
Columbus McKinnon Corp.	160,130	3,203
Esterline Technologies Corp.	70,950	5,094
FreightCar America, Inc.	59,150	1,773
John Bean Technologies Corp.	64,300	1,300
Miller Industries, Inc.	231,100	3,656
Mueller Industries, Inc.	168,370	6,587
Oshkosh Corp.	286,400	9,067
Reliance Steel & Aluminum Co.	26,300	1,489
RSC Holdings, Inc.A B	388,170	5,112
Terex Corp.	754,300	26,234

		78,062

Marine - 0.65%
Diana Shipping, Inc.	119,980	1,351
Genco Shipping & Trading Ltd.B	952,150	7,989
Gulfmark Offshore, Inc.A	71,962	3,063
Kirby Corp.	202,600	11,504

		23,907

Road & Rail - 0.45%
Amerco, Inc.A	58,800	5,981
Heartland Express, Inc.	216,540	3,735
Marten Transport Ltd.	113,049	2,528
See accompanying notes

9

American Beacon Small Cap Value FundSM
Schedule of Investments
April 30, 2011 (Unaudited)

	Shares	Value
		($000)
Ryder System, Inc.	26,440	1,415
Saia, Inc.A	174,900	2,903

		16,562

Total Industrials		539,940

INFORMATION TECHNOLOGY - 13.77%
Communications Equipment - 1.34%
Arris Group, Inc.A	1,061,932	12,743
Black Box Corp.	417,700	14,594
InterDigital, Inc.B	446,300	20,660
Plantronics, Inc.	39,150	1,451

		49,448

Computers & Peripherals - 1.15%
Avid Technology, Inc.A	105,450	1,959
Electronics for Imaging, Inc.A	330,700	5,939
Lexmark International, Inc.A	242,810	7,831
Mercury Computer Systems, Inc.A	351,300	6,784
NCR Corp.A	82,899	1,642
Sigma Designs, Inc.A B	299,800	3,825
Synaptics, Inc.A B	511,985	14,551

		42,531

Electronic Equipment & Instruments - 3.37%
AVX Corp.	459,000	7,486
Diebold, Inc.	374,990	12,675
Ingram Micro, Inc.A	779,200	14,594
Littelfuse, Inc.	281,600	17,519
Methode Electronics, Inc.	754,800	9,329
Plexus Corp.A	419,900	15,322
Tech Data Corp.A	239,600	12,730
Veeco Instruments, Inc.A B	96,400	4,929
Vishay Intertechnology, Inc.A	1,584,800	30,239

		124,823

Internet Software & Services - 1.20%
Earthlink, Inc.	613,500	5,043
Ebix, Inc.A B	724,000	16,543
IAC/InterActiveCorpA	427,600	15,441
Netgear, Inc.A	36,010	1,503
RealNetworks, Inc.A	142,400	527
Websense, Inc.A	203,916	5,259

		44,316

IT Consulting & Services - 1.49%
CACI International, Inc.A	274,730	16,789
Ciber, Inc.A	399,800	2,287
Mantech International Corp.	161,600	7,093
Ness Technologies, Inc.A	756,000	4,929
SYNNEX Corp.A	633,700	21,247
Unisys Corp.	93,400	2,772

		55,117

Semiconductor Equipment & Products - 2.99%
Advanced Energy Industries, Inc.A	45,600	645
Amkor Technology, Inc.A B	682,988	4,576
Applied Micro Circuits Corp.A	300,980	3,154
ATMI, Inc.A	72,500	1,443
Brooks Automation, Inc.A	1,424,080	17,417
Cymer, Inc.A	149,460	7,191
Entegris, Inc.A	362,700	3,130
Entropic Communications, Inc.A B	1,280,160	11,214
Fairchild Semiconductor International, Inc.A	329,500	6,910
Kulicke & Soffa Industries, Inc.A	177,400	1,607
Lattice Semiconductor Corp.A	313,500	2,129
Microsemi Corp.	59,235	1,398
MKS Instruments, Inc.	138,400	3,928
Novellus Systems, Inc.A	231,970	7,446
PMC — Sierra, Inc.	181,375	1,455
QLogic Corp.A	415,483	7,470
RF Micro Devices, Inc.A	600,500	3,999
Teradyne, Inc.A	490,600	7,899
Tessera Technologies, Inc.A	646,350	12,772
TriQuint Semiconductor, Inc.A	340,470	4,688

		110,471

Software - 2.23%
Aspen Technology, Inc.A	403,990	6,056
Cadence Design Systems, Inc.A	574,270	5,961
Cognex Corp.	620,740	19,417
DST Systems, Inc.	156,220	7,703
FARO Technologies, Inc.A	167,500	7,231
JDA Software Group, Inc.A	391,146	12,818
Mentor Graphics Corp.	1,184,700	17,474
Net 1 UEPS Technologies, Inc.A	665	6
Netscout Systems, Inc.A	226,660	5,800

		82,466

Total Information Technology		509,172

MATERIALS - 5.77%
Chemicals - 2.19%
A Schulman, Inc.	48,200	1,220
Arch Chemicals, Inc.	62,700	2,425
Cabot Corp.	177,400	7,956
HB Fuller Co.	100,600	2,198
Innophos Holdings, Inc.	39,800	1,844
Kraton Performance Polymers, Inc.A	66,400	3,065
NewMarket Corp.	39,200	7,225
OM Group, Inc.	424,685	15,391
PolyOne Corp.	1,531,400	22,174
Solutia, Inc.A	324,000	8,537
Stepan Co.B	26,700	1,922
The Scotts Miracle-Gro Co.	20,110	1,136
WR Grace & CoA	131,100	5,947

		81,040

Construction Materials - 0.03%
Ameron International Corp.	14,910	1,049

Containers & Packaging - 1.00%
Boise, Inc.	233,000	2,288
Greif, Inc.	205,100	12,738
Jarden Corp.	235,455	8,568
Packaging Corp of America	206,840	5,901
Rock-Tenn Co.B	107,000	7,390

		36,885

Metals & Mining - 2.05%
AMCOL International Corp.	91,770	3,416
Carpenter Technology Corp.	176,220	9,033
Century Aluminum Co.	157,600	3,149
Coeur d’Alene Mines Corp.	529,000	16,775
Gammon Gold, Inc.A	174,453	1,903
Gibraltar Industries, Inc.	433,339	5,061
James River Coal Co.A	139,823	3,261
Kaiser Aluminum Corp.B	87,200	4,370
Minefinders Corp.A B	77,966	1,307
New Gold, Inc.A	55,094	617
Noranda Aluminum Holding Corp.A	1,121,900	19,061
RTI International Metals, Inc.	75,300	2,405
Thompson Creek Metals Co, Inc.A	109,320	1,348
Universal Stainless & AlloyA	82,300	2,983
See accompanying notes

10

American Beacon Small Cap Value FundSM
Schedule of Investments
April 30, 2011 (Unaudited)

	Shares	Value
		($000)
Worthington Industries, Inc.	60,238	1,299

		75,988

Paper & Forest Products - 0.50%
Domtar Corp.	78,600	7,311
Louisiana-Pacific Corp.	965,430	8,979
PH Glatfelter Co.	61,800	840
Wausau Paper Corp.	222,810	1,504

		18,634

Total Materials		213,596

TELECOMMUNICATION SERVICES - 0.19%
EchoStar Corp.A	99,700	3,697
Loral Space & Communications, Inc.A	46,000	3,215

Total Telecommunication Services		6,912

UTILITIES - 4.95%
Electric Utilities - 3.39%
Allete, Inc.	38,490	1,558
Black Hills Corp.	105,100	3,652
El Paso Electric Co.	375,270	11,626
Great Plains Energy, Inc.	1,250,300	25,731
Hawaiian Electric Industries, Inc.	312,620	7,969
IDACORP, Inc.	189,280	7,422
NorthWestern Corp.	329,130	10,713
NV Energy, Inc.	582,503	8,848
Otter Tail Corp.	32,413	758
PNM Resources, Inc.	667,004	10,225
Portland General Electric Co.	1,046,494	26,120
TECO Energy, Inc.	19,335	373
The Empire District Electric Co.	297,900	6,685
Unisource Energy Corp.	100,100	3,717

		125,397

Gas Utilities - 0.98%
AGL Resources, Inc.	132,200	5,488
Atmos Energy Corp.	301,440	10,516
Southern Union Co.	174,200	5,209
Southwest Gas Corp.	61,300	2,438
UGI Corp.	175,000	5,828
WGL Holdings, Inc.	170,520	6,739

		36,218

Multi-Utilities - 0.58%
Avista Corp.	155,500	3,786
Vectren Corp.	49,640	1,419
Westar Energy, Inc.	603,200	16,413

		21,618

Total Utilities		183,233

Total Common Stock (Cost $2,709,847)		3,483,179

	Shares
SHORT-TERM INVESTMENTS- 5.41%
American Beacon U.S. Government Money Market Select Fund D	20,000,000	20,000
JPMorgan U.S. Government Money Market Fund	180,247,178	180,247
Total Short-Term Investments (Cost $200,247)		200,247

SECURITIES LENDING COLLATERAL - 5.75%
American Beacon U.S. Government Money Market Select FundD	198,915,754	198,916
Wells Fargo Advantage Government Money Market Fund	13,659,140	13,659
Total Securities Lending Collateral(Cost $212,575)		212,575

TOTAL INVESTMENTS - 105.33% (Cost $3,122,669)		3,896,001
LIABILITIES, NET OF OTHER ASSETS — (5.33%)		(197,279)

TOTAL NET ASSETS - 100.00%		$3,698,722

Percentages are stated as a percent of net assets.

A	Non-income producing security.

B	All or a portion of this security is on loan at April 30, 2011.

C	REIT

D	The Fund is affiliated by having the same investment advisor.
See accompanying notes

11

American Beacon Small Cap Value FundSM
Schedule of Investments
April 30, 2011 (Unaudited)
Futures Contracts
(dollars in thousands)

				Unrealized
				Appreciation/
	Number of Contracts	Expiration Date	Value	(Depreciation)
Russell 2000 Mini Index Future	4,836	June, 2011	208,891	10,330

			208,891	10,330

See accompanying notes

12

American Beacon Small Cap Value FundSM
Statement of Assets and Liabilities
April 30, 2011 (Unaudited) (in thousands, except share and per share amounts)

Assets:
Investments in unaffiliated securities, at value A C	$3,697,085
Investments in affiliated securities, at value B	198,916
Cash	16
Deposit with brokers for futures contracts	7,473
Receivable for investments sold	23,898
Dividends and interest receivable	855
Receivable for fund shares sold	5,317
Receivable for variation margin on open futures contracts	1,176
Prepaid expenses	72

Total assets	3,934,808

Liabilities:
Payable for investments purchased	17,426
Payable upon return of securities loaned	212,575
Payable for fund shares redeemed	3,577
Management and investment advisory fees payable (Note 2)	1,197
Administrative service and service fees payable (Note 2)	1,050
Professional fees payable	12
Other liabilities	249

Total liabilities	236,086

Net assets	$3,698,722

Analysis of Net Assets:
Paid-in-capital	3,146,714
Undistributed net investment income	2,629
Accumulated net realized loss	(234,283)
Unrealized appreciation of investments, futures contracts, and foreign currency	783,662

Net assets	$3,698,722

Shares outstanding (no par value):
Institutional Class	90,194,064

Y Class	145,689

Investor Class	56,767,402

Advisor Class	1,817,775

Retirement Class	36,424

AMR Class	21,438,462

A Class	35,718

C Class	14,087

Net asset value, offering and redemption price per share:
Institutional Class	$21.91

Y Class	$21.81

Investor Class	$21.34

Advisor Class	$21.26

Retirement Class	$21.12

AMR Class	$21.82

A Class (net asset value and redemption price)	$21.33

A Class (offering price)	$22.63

C Class	$21.25

A Cost of investments in unaffiliated securities	$2,923,753
B Cost of investments in affiliated securities	$198,916
C Market value of securities on loan	$207,711
See accompanying notes

13

American Beacon Small Cap Value FundSM
Statement of Operations
Six Months Ended April 30, 2011 (in thousands) (Unaudited)

Investment Income:
Dividend income from unaffiliated securities (net of foreign taxes)*	$21,461
Dividend income from affiliated securities	6
Interest income	6
Income derived from securities lending, net	262

Total investment income	21,735

Expenses:
Management and investment advisory fees (Note 2)	7,229
Administrative service fees (Note 2):
Institutional Class	2,622
Y Class	3
Investor Class	1,600
Advisor Class	54
Retirement Class	1
AMR Class	104
A Class	1
Transfer agent fees:
Institutional Class	41
Investor Class	27
Advisor Class	1
AMR Class	16
Custody and fund accounting fees	187
Professional fees	78
Registration fees and expenses	61
Service fees (Note 2):
Y Class	1
Investor Class	1,930
Advisor Class	45
Retirement Class	1
Distribution fees (Note 2):
Advisor Class	45
Retirement Class	1
Prospectus and shareholder reports	177
Insurance fees	34
Trustee fees	107
Other expenses	91

Total expenses	14,457

Net investment income	7,278

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) from:
Investments	182,077
Commission recapture (Note 1)	59
Futures contracts	38,189
Change in net unrealized appreciation or depreciation of:
Investments	433,751
Futures contracts	2,805

Net gain on investments	656,881

Net increase in net assets resulting from operations	$664,159

* Foreign taxes	$16
See accompanying notes

14

American Beacon Small Cap Value FundSM
Statement of Changes of Net Assets (in thousands)

	Six Months	Year Ended
	Ended	October 31,
	April 30, 2011	2010
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$7,278	$11,136
Net realized gain on investments, futures contracts, and foreign currency transactions	220,325	179,781
Change in net unrealized appreciation of investments, futures contracts, and foreign currency translations	436,556	296,564

Net increase in net assets resulting from operations	664,159	487,481

Distributions to Shareholders:
Net investment income:
Institutional Class	(7,510)	(6,896)
Y Class	(4)	—
Investor Class	(3,709)	(2,275)
Advisor Class	(117)	—
Retirement Class	(1)	—
AMR Class	(2,000)	(2,187)

Net distributions to shareholders	(13,341)	(11,358)

Capital Share Transactions:
Proceeds from sales of shares	583,649	942,144
Reinvestment of dividends and distributions	13,190	11,249
Cost of shares redeemed	(285,081)	(752,815)

Net increase in net assets from capital share transactions	311,758	200,578

Net increase in net assets	962,576	676,701

Net Assets:
Beginning of period	2,736,146	2,059,445

End of Period *	$3,698,722	$2,736,146

* Includes undistributed net investment income of	$2,629	$8,788

See accompanying notes

15

American Beacon Small Cap Value FundSM
Notes to Financial Statements
April 30, 2011 (Unaudited)
1. Organization and Significant Accounting Policies
          American Beacon Funds (the “Trust”), which is comprised of 19 Funds, is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. These financial statements and notes to the financial statements relate to the American Beacon Small Cap Value Fund (the “Fund”), a series of the Trust.
          American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Lighthouse Holdings, Inc. and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.
     Class Disclosure
          The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class:	Offered to:
Institutional Class	Investors making an initial investment of $250,000
Y Class	Investors making an initial investment of $100,000
Investor Class	General public and investors investing through an intermediary
Advisor Class	Investors investing through an intermediary
Retirement Class	Investors investing through an intermediary
AMR Class	Investors in the tax-exempt retirement and benefit plans of the Manager, AMR Corporation, and its affiliates
A Class	General public and investors investing through an intermediary with applicable sales charge
C Class	General public and investors investing through an intermediary with applicable sales charge
          Administrative service fees, service fees and distribution fees vary amongst the classes as described more fully in footnote 2.
          Investment income, net capital gains (losses) and all expenses incurred by the Fund are allocated based on the relative net assets of each class, except for service fees and certain other fees and expenses related solely to one class of shares.
     Security Valuation
          Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.
          Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. The prices of debt securities may be determined using quotes obtained from brokers.
          Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates fair value.

16

American Beacon Small Cap Value FundSM
Notes to Financial Statements
April 30, 2011 (Unaudited)
          Securities for which market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Board of Trustees (the “Board”).
          Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.
     Valuation Inputs
          Various inputs may be used to determine the value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1 —	Quoted prices in active markets for identical securities.

Level 2 —	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 —	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.
          The Fund’s investments are summarized by level based on the inputs used to determine their values. During the period there were no significant transfers between levels. As of April 30, 2011, the Fund’s investments were classified as follows: (in thousands)

	Level 1	Level 2	Level 3	Total
Common Stocks	$3,483,179	$—	$—	$3,483,179
Short-Term Investments	200,247	—	—	200,247
Securities Lending Collateral	212,575	—	—	212,575

Total Investments in Securities	$3,896,001	$—	$—	$3,896,001

Futures Contracts	10,330	—	—	10,330
     Security Transactions and Investment Income
          Security transactions are recorded on the trade date of the security purchase or sale. The Fund may purchase securities with delivery or payment to occur at a later date. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded, and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations.
          Dividend income, net of foreign taxes, is recorded on the ex-dividend date except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.
     Futures Contracts
          Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Fund may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

17

American Beacon Small Cap Value FundSM
Notes to Financial Statements
April 30, 2011 (Unaudited)
          Upon entering into a futures contract, the Fund is required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents 5% of the face value of the futures contract. The Fund reflects this amount on the Statement of Assets and Liabilities as deposit with broker for futures contracts. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.
Values of Derivative Instruments not accounted for as hedging instruments as of April 30, 2011 (in thousands)

	Liability
Statement of Assets and Liabilities	Derivatives	Fair Value
Unrealized appreciation of investments, futures contracts, and foreign currency	Equity Contracts*	$10,330
Effect of derivative instruments not accounted for as hedging instruments during the year ended April 30, 2011 (in thousands)

Statement of Operations	Derivative	Fair Value
Net realized gain (loss) from futures contracts	Equity Contracts	$38,189
Change in net unrealized appreciation or depreciation of futures contracts	Equity Contracts	$2,805

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
     Dividends to Shareholders
          Dividends from net investment income of the Fund normally will be declared and paid at least annually. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date.
     Commission Recapture
          The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If the Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain in the Fund’s Statement of Operations.
     Allocation of Income, Expenses, Gains and Losses
          Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
     Use of Estimates
          The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.
     Other
          Under the Trust’s organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be

18

American Beacon Small Cap Value FundSM
Notes to Financial Statements
April 30, 2011 (Unaudited)
made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.
2. Transactions with Affiliates
     Management Agreement
          The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of investment advisory and portfolio management and securities lending services. Investment assets of the Fund are managed by multiple investment advisors that have entered into separate investment advisory agreements with the Manager. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Fund an annualized fee equal to 0.05% of the average daily net assets plus amounts paid by the Manager to the unaffiliated investment advisors hired by the Manager to direct investment activities of the Funds. Management fees paid during the six months ended April 30, 2011 were as follows (dollars in thousands):

		Amounts paid to
Management Fee Rate	Management Fee	Investment Advisors	Net Amounts Retained by Manager
0.30%-0.55%	$7,229	$6,412	$817
          As compensation for services provided by the Manager in connection with securities lending activities, the Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee up to 25% of the net monthly interest income (the gross interest income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers when a borrower posts collateral other than cash, a fee up to 25% of such loan fees. This fee is netted against securities lending income in the Statement of Operations. During the six months ended April 30, 2011, securities lending fees paid to the Manager by the Fund were $34,559.
     Administrative Services Agreement
          The Manager and the Trust entered into an Administrative Services Agreement which obligates the Manager to provide or oversee administrative services to the Fund. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of 0.40% of the average daily net assets of the A and C Classes of the Fund, 0.30% of the average daily net assets of the Institutional, Y, Investor, Advisor, and Retirement Classes of the Fund and 0.05% of the average daily net assets of the AMR Class of the Fund. Administrative Service Fees for the C Class for the six months ended April 30, 2011 was less than $500.
     Distribution Plans
          The Fund, except for the Advisor and Retirement, A and C Classes of the Fund, has adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no fees may be charged to the Fund for distribution purposes. However, the Plan authorizes the management and administrative service fees received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Fund does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.
          Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the Advisor and Retirement, A and C Classes of the Fund. Under the Distribution Plans, as compensation for distribution assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the Advisor and A Classes, 0.50% of the average daily net assets of the Retirement Class, and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for

19

American Beacon Small Cap Value FundSM
Notes to Financial Statements
April 30, 2011 (Unaudited)
distribution assistance. Distribution expenses for the A and C Classes for the six months ended April 30, 2011 were less than $500.
     Service Plans
          The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Y, Investor, Advisor, and Retirement, A and C Classes. As compensation for performing the duties required under the Service Plans, the Manager receives 0.10% of the average daily net assets of the Y Class, 0.15% of the average daily net assets of the A and C Classes 0.25% of the average daily net assets of the Advisor, and Retirement Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Fund. Service expenses for the Retirement, A, and C Classes for the six months ended April 30, 2011 were less than $500.
     Brokerage Commissions
          Affiliated entities of a sub-advisor to the Fund received net commissions on purchases and sales of the Fund’s portfolio securities totaling $1,978 for the six months ended April 30, 2011.
     Investment in Affiliated Funds
          The Fund may invest in the American Beacon Money Market Select Fund (the “MM Select Fund”) and the American Beacon US Government Money Market Select Fund (the “USG Select Fund”) (collectively, the “Select Funds”). Cash collateral received by the Fund in connection with securities lending may be invested in the Select Funds. The Select Funds and the Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the Select Funds and receives from the Select Funds an annualized fee of 0.09% of the average daily net assets of the Select Funds. During the six months ended April 30, 2011, the Manager earned fees from the Select Funds totaling $6,411 on the Fund’s direct investment in the Select Funds and $48,479 from the Fund’s securities lending collateral invested in the Select Funds.
     Interfund Lending Program
          Pursuant to an exemptive order by the SEC, the Fund, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program as a borrower. This program provides an alternative credit facility allowing the Fund to borrow from other participating Funds. During the six months ended April 30, 2011, the Fund did not utilize the credit facility.
     Expense Reimbursement Plan
          The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of fees waived or expenses reimbursed for a period of up to three years. However, reimbursement will occur only if the Class’ average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit. For the six months ended April 30, 2011, the Y and C Classes waived $1 and $2, respectively. A liability has not been booked as the manager does not intend to seek repayment of this reimbursement.
3. Federal Income and Excise Taxes
          It is the policy of the Fund to qualify as a regulated investment company, by complying with all applicable provisions of the Code and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

20

American Beacon Small Cap Value FundSM
Notes to Financial Statements
April 30, 2011 (Unaudited)
          The Fund does not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2010 remains subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.
          Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. generally accepted accounting principles. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.
          The tax character of distributions paid during the six months ended April 30, 2011 and the fiscal year ended October 31, 2010 were as follows (in thousands):

	Six Months Ended	Year Ended
	April 30,	October 31,
	2011	2010
	(unaudited)
Distributions paid from:
Ordinary income*
Institutional Class	$7,510	$6,896
Y Class	4	—
Investor Class	3,709	2,275
Advisor Class	117	—
Retirement Class	1	—
AMR Class	2,000	2,187

Total distributions paid	$13,341	$11,358

*	For tax purposes, short-term capital gains are considered ordinary income distributions.
As of April 30, 2011, the components of distributable earnings on a tax basis were as follows (in thousands):

Cost basis of investments for federal income tax purposes	$3,169,431
Unrealized appreciation	802,109
Unrealized depreciation	(75,539)

Net unrealized appreciation/(depreciation)	726,570

Undistributed ordinary income	(179)
Undistributed long-term gain/(loss)	(184,713)
Undistributed long-term gain/(loss)	10,330

Distributable earnings	$552,008

          Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses from wash sales, the realization for tax purposes of unrealized gains/(losses) on certain derivative instruments, and reclassifications of income from real estate investment securities.
          Due to inherent differences in the recognition of income, expenses and realized gains/losses under U.S. generally accepted accounting principles and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities.
          Accordingly, the following amounts represent current year permanent differences derived from reclassifications of income from real estate investment securities as of April 30, 2011 (in thousands):

Paid-in-capital	$169
Undistributed net investment income	(96)
Accumulated net realized gain (loss)	(73)
Unrealized appreciation (depreciation) of investments, futures contracts and foreign currency	—

21

American Beacon Small Cap Value FundSM
Notes to Financial Statements
April 30, 2011 (Unaudited)
          At April 30, 2011, the capital loss carry forward position of the Fund for federal income tax purposes was $174,383 expiring in 2017. The Fund utilized $219,075 of net capital loss carryovers for the six months ended April 30, 2011.
4. Investment Transactions
          The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended April 30, 2011 were (in thousands) $1,069,127 and $812,932, respectively.
          A summary of the Fund’s direct transactions and security lending collateral transactions in the Select Funds for the six months ended April 30, 2011 is set forth below (in thousands):

	October 31, 2010			April 30, 2011
Affiliate	Shares/Market Value	Purchases	Sales	Shares/Market Value
Direct	$—	$20,000	$—	$20,000
Security Lending	48,791	389,824	239,699	198,916
5. Securities Lending
          The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked to market daily. Daily mark to market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark to market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.
          To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds, and other short-term investments, provided the investments meet certain quality and diversification requirements.
          Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retain 75%, 15%, and 10%, respectively, of the income generated from securities lending.
          While securities are on loan, the Fund continues to receive any income associated with that security and any gain or loss in the market price that may occur during the term of the loan.
          Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

22

American Beacon Small Cap Value FundSM
Notes to Financial Statements
April 30, 2011 (Unaudited)
     As of April 30, 2011, the value of outstanding securities on loan and the value of collateral was as follows (in thousands):

Market Value of Securities on Loan	Non-Cash Collateral	Cash Collateral Posted by Borrower
$ 207,711	$ —	$ 212,575
     Cash collateral is listed in the Fund’s Schedule of Investments and is shown on the Statement of Assets and Liabilities. Income earned on these investments is included in Income derived from securities lending in the Statement of Operations.
     Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments or Statement of Assets and Liabilities.
6. Capital Share Transactions
     The tables below summarize the activity in capital shares for each Class of the Fund (dollars and shares in thousands):
Six Months Ended April 30, 2011

	Institutional Class		Y Class		Investor Class		Advisor Class
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	14,117	$287,546	100	$2,102	9,825	$195,490	354	$6,972
Reinvestment of dividends	372	7,454	—	5	185	3,613	6	117
Shares redeemed	(6,702)	(137,406)	(7)	(154)	(5,639)	(111,289)	(405)	(8,070)

Net increase (decrease) in shares outstanding	7,787	$157,594	93	$1,953	4,371	$87,814	(45)	$(981)

	Retirement Class		AMR Class		A Class		C Class
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	21	$419	4,686	$90,100	36	$736	14	$284
Reinvestment of dividends	—	1	100	2,000	—	—	—	—
Shares redeemed	(5)	(99)	(1,407)	(28,034)	(1)	(28)	—	(1)

Net increase (decrease) in shares outstanding	16	$321	3,379	$64,066	35	$708	14	$283

Year Ended October 31, 2010

	Institutional Class		Y Class		Investor Class		Advisor Class
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	26,437	$442,447	98	$1,732	15,077	$249,419	937	$15,835
Reinvestment of dividends	431	6,838	—	—	143	2,224	—	—
Shares redeemed	(16,704)	(273,902)	(46)	(788)	(14,033)	(226,469)	(1,102)	(17,989)

Net increase (decrease) in shares outstanding	10,074	$175,383	52	$944	1,187	$25,174	(165)	$(2,154)

	Retirement Class		AMR Class		A Class		C Class
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	22	$390	13,750	$232,298	1	$17	—	$6
Reinvestment of dividends	—	—	138	2,187	—	—	—	—
Shares redeemed	(1)	(25)	(14,762)	(233,642)	—	—	—	—

Net increase (decrease) in shares outstanding	21	$365	(874)	$843	1	$17	—	$6

23

American Beacon Small Cap Value Fund
Financial Highlights
(For a share outstanding throughout the period)

				Institutional Class				Y Class
	Six Months Ended							Six Months Ended
	April 30,F			Year Ended October 31,				April 30,F
	2011F		2010	2009	2008	2007	2006	2011F		2010
	(unaudited)							(unaudited)
Net asset value, beginning of period	$17.84		$14.39	$12.53	$22.10	$22.53	$20.43	$17.76		$14.37

Income from investment operations:
Net investment income	0.05		0.08	0.10	0.25	0.22	0.19	0.04		0.14
Net gains (losses) on securities (both realized and unrealized)	4.11		3.46	1.96	(7.13)	1.10	2.94	4.09		3.36

Total income (loss) from investment operations	4.16		3.54	2.06	(6.88)	1.32	3.13	4.13		3.50
Less distributions:

Dividends from net investment income	(0.09)		(0.09)	(0.20)	(0.22)	(0.19)	(0.14)	(0.08)		(0.11)
Distributions from net realized gains on securities	—		—	—	(2.47)	(1.56)	(0.89)	—		—

Total distributions	(0.09)		(0.09)	(0.20)	(2.69)	(1.75)	(1.03)	(0.08)		(0.11)

Net asset value, end of period	$21.91		$17.84	$14.39	$12.53	$22.10	$22.53	$21.81		$17.76

Total return A,B	23.36	%C	24.71%	16.97%	(34.84)%	6.10%	15.80%	23.30	%C	24.44%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$1,975,777		$1,470,084	$1,040,805	$826,232	$1,413,734	$1,319,024	$3,177		$931
Ratios to average net assets (annualized):
Expenses, net of waivers	0.79%		0.81%	0.84%	0.81%	0.80%	0.82%	0.90%		0.91%
Expenses before waivers	0.79%		0.81%	0.84%	0.81%	0.80%	0.82%	0.90%		0.91%
Net investment income (loss), net of waivers	0.54%		0.52%	0.87%	1.36%	0.94%	0.83%	0.31%		0.39%
Net investment income (loss), before waivers	0.54%		0.52%	0.87%	1.36%	0.94%	0.83%	0.31%		0.39%
Portfolio turnover rate	26	%C	59%	61%	62%	52%	48%	26	%C	59%

A	May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net assets for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

C	Not annualized.

D	Annualized.

E	Portfolio turnover rate is for the period from November 1, 2008 through October 31, 2009.

F	On November 30, 2010 Metropolitan West Capital Management, LLC was terminated and ceased managing assets of the Small Cap Value Fund.

24

					Investor Class						Advisor Class
		Six Months Ended							Six Months Ended
August 03 to		April 30,			Year Ended October 31,				April 30,			Year Ended October 31,
October 31, 2009		2011F		2010	2009	2008	2007	2006	2011F		2010	2009	2008	2007
		(unaudited)							(unaudited)
$14.03		$17.40		$14.05	$12.22	$21.62	$22.08	$20.04	$17.33		$13.97	$12.13	$21.46	$21.94

0.00		0.02		0.03	0.08	0.20	0.16	0.13	0.00		0.01	0.06	0.16	0.10

0.34		3.99		3.37	1.91	(6.97)	1.07	2.89	3.99		3.35	1.90	(6.93)	1.07

0.34		4.01		3.40	1.99	(6.77)	1.23	3.02	3.99		3.36	1.96	(6.77)	1.17

—		(0.07)		(0.05)	(0.16)	(0.16)	(0.13)	(0.09)	(0.06)		—	(0.12)	(0.09)	(0.09)

—		—		—	—	(2.47)	(1.56)	(0.89)	—		—	—	(2.47)	(1.56)

—		(0.07)		(0.05)	(0.16)	(2.63)	(1.69)	(0.98)	(0.06)		—	(0.12)	(2.56)	(1.65)

$14.37		$21.34		$17.40	$14.05	$12.22	$21.62	$22.08	$21.26		$17.33	$13.97	$12.13	$21.46

2.42%		23.08	%C	24.21%	16.59%	(35.04)%	5.83%	15.56%	23.07	%C	24.05%	16.41%	(35.19)%	5.55%

$1		$1,211,430		$911,737	$719,239	$699,670	$1,316,188	$1,333,814	$38,639		$32,295	$28,333	$33,479	$69,112

1.11	%D	1.15%		1.18%	1.15%	1.06%	1.05%	1.06%	1.29%		1.32%	1.31%	1.31%	1.32%
1.11	%D	1.15%		1.18%	1.15%	1.06%	1.05%	1.06%	1.29%		1.32%	1.34%	1.31%	1.32%

0.03	%D	0.18%		0.17%	0.59%	1.12%	0.70%	0.59%	0.05%		0.03%	0.48%	0.86%	0.43%

0.03	%D	0.18%		0.17%	0.59%	1.12%	0.70%	0.59%	0.05%		0.03%	0.44%	0.86%	0.43%
61	%E	26	%C	59%	61%	62%	52%	48%	26	%C	59%	61%	62%	52%

25

American Beacon Small Cap Value Fund
Financial Highlights
(For a share outstanding throughout the period)

	Advisor Class	Retirement Class					AMR Class
		Six Months Ended					Six Months Ended
		April 30,			May 01 to October		April 30,		Year Ended October 31,
	2006	2011G		2010	31, 2009		2011G		2010	2009	2008
		(unaudited)					(unaudited)
Net asset value, beginning of period	$19.94	$17.23		$13.95	$11.58		$17.76		$14.32	$12.48	$22.05

Income from investment operations:
Net investment income (loss)	0.07	0.01		0.04	(0.02)		0.02		0.18	0.11	0.33
Net gains (losses) on securities (both realized and unrealized)	2.88	3.93		3.28	2.39		4.14		3.38	1.97	(7.15)

Total income (loss) from investment operations	2.95	3.94		3.32	2.37		4.16		3.56	2.08	(6.82)

Less distributions:

Dividends from net investment income	(0.06)	(0.05)		(0.04)	—		(0.10)		(0.12)	(0.24)	(0.28)
Distributions from net realized gains on securities	(0.89)	—		—	—		—		—	—	(2.47)

Total distributions	(0.95)	(0.05)		(0.04)	—		(0.10)		(0.12)	(0.24)	(2.75)

Net asset value, end of period	$21.94	$21.12		$17.23	$13.95		$21.82		$17.76	$14.32	$12.48

Total return A,B	15.23%	22.88	%C	23.82%	20.47	%C	23.45	%C	25.00%	17.30%	(34.71)%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$70,602	$769		$360	$1		$467,868		$320,715	$271,066	$209,927
Ratios to average net assets (annualized):
Expenses, net of waivers	1.34%	1.55%		1.54%	1.53	%D	0.54%		0.57%	0.59%	0.56%
Expenses before waivers	1.34%	1.55%		1.54%	1.53	%D	0.54%		0.57%	0.59%	0.56%
Net investment income (loss), net of waivers	0.31%	(0.27)%		(0.20)%	(0.28)	%D	0.78%		0.76%	1.11%	1.62%
Net investment income (loss), before waivers	0.31%	(0.27)%		(0.20)%	(0.28)	%D	0.78%		0.76%	1.11%	1.62%
Portfolio turnover rate	48%	26	%C	59%	61	%E	26	%C	59%	61%	62%

A	May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net assets for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

C	Not annualized.

D	Annualized.

E	Portfolio turnover rate is for the period from November 1, 2008 through October 31, 2009.

F	Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.

G	On November 30, 2010 Metropolitan West Capital Management, LLC was terminated and ceased managing assets of the Small Cap Value Fund.

26

		A Class				C Class
		Six Months Ended				Six Months Ended
		April 30,		May 17 to October		April 30,		September 01 to
2007	2006	2011G		31, 2010		2011G		October 31, 2010
		(unaudited)				(unaudited)
$22.48	$20.38	$17.39		$17.33		$17.37		$15.62

0.30	0.27	0.05		0.00		0.01		(0.01)

1.08	2.91	3.95		0.06		3.90		1.76

1.38	3.18	4.00		0.06		3.91		1.75

(0.25)	(0.19)	(0.06)		—		(0.03)		—

(1.56)	(0.89)	—		—		—		—

(1.81)	(1.08)	(0.06)		—		(0.03)		—

$22.05	$22.48	$21.33		$17.39		$21.25		$17.37

6.39%	16.12%	23.03	%C	0.35	%C	22.57	%C	11.20	%C

$411,406	$412,857	$762		$18		$300		$6

0.54%	0.55%	1.27%		1.28	%D	2.00%		2.10	%D
0.54%	0.55%	1.27%		1.28	%D	2.00%		2.69	%D

1.21%	1.10%	(0.25)%		0.01	%D	(1.00)%		(1.28)	%D

1.21%	1.10%	(0.25)%		0.01	%D	(1.01)%		(1.86)	%D
52%	48%	26	%C	59	%F	26	%C	59	%F

27

Disclosure Regarding the Board of Trustees’ Approval of Investment Advisory Agreements
(Unaudited)
     The Board met on March 9, 2011 to consider a revised fee schedule to the Hotchkis & Wiley Capital Management, LLC (“HWCM”) investment advisory agreement (“Agreement”) on behalf of the American Beacon Balanced and Large Cap Value Funds. HWCM sought the approval of the revised fee schedule for the Funds as a result of increased allocation of assets to HWCM due to the termination of Metropolitan West Capital Management, LLC as a subadvisor to the Funds. Prior to the meeting, the Board requested and reviewed information provided by HWCM in connection with its consideration of the revised fee schedule. A discussion of the factors relating to the Board’s approval of the revised fee schedule follows.
Nature, extent and quality of the services to be provided by HWCM. The Board considered various factors in approving the revised fee schedule, including the fact that it had considered the renewal of the HWCM Agreement at its May 2010 meeting. At that meeting, the Board received detailed information regarding HWCM, including information regarding its business, staffing, financial condition, trading activities, insurance coverage and compliance matters. The Board considered HWCM’s representation that none of its responses provided in connection with the May 2010 meeting would be materially different in light of the revised fee schedule. In addition, the Board considered HWCM’s representation that it will continue to provide the same portfolio management services that it currently provides to the Funds. Based on this information, the Board concluded that the nature, extent and quality of the advisory services provided by HWCM supported a decision to approve the revised fee schedule.
Comparisons of the amounts to be paid under the Revised Fee Schedule with those under contracts between HWCM and its other clients and the Funds’ Other Subadvisors. In evaluating the proposed fee schedule, the Board reviewed the proposed revisions to the breakpoints contained in the fee schedule to the HWCM Agreement, which effectively increase the fee rate paid by the Funds on any new assets managed by HWCM above $1.45 billion. The Board considered the Manager’s representation that it was seeking the Board’s approval of the revised fee schedule in light of the capacity constraints on HWCM’s strategy and the need for additional resources to manage increased Fund assets allocated to HWCM following the termination of another subadvisor to the Funds. The Board also noted the Manager’s representation that HWCM has agreed not to increase its fee on assets it managed prior to the reallocation of assets. The Board further noted the Manager’s representation that notwithstanding the increase in HWCM’s fee rate applicable to any new assets above $1.45 billion, HWCM’s fee schedule will be as low as, or lower, than any current subadvisor for the Funds and lower than the fee rate that was paid to the terminated subadvisor. In addition, the Board considered HWCM’s representation that the existing and proposed fee schedules for the Funds are lower than the fee schedules for its other clients and HWCM’s standard fee schedule. The Board also considered the Manager’s representation that it believes that it would be beneficial for the Funds to have increased exposure to HWCM’s portfolio in light of its long-term record of superior performance. This information assisted the Board in concluding that the fee rate payable by the Funds pursuant to the revised fee schedule to the HWCM Agreement appeared to be within a reasonable range for the services provided to the Funds, in light of all the factors considered.
Performance of HWCM. In connection with the Board’s consideration of the revised fee schedule, the Board considered the investment performance of HWCM on behalf of the equity portion of the Balanced Fund and HWCM’s portion of the Large Cap Value Fund, as compared to the performance of the Hotchkis Large Cap Diversified Composite (“Hotchkis Composite”) and the Russell 1000 Value Index (“Russell Index”). The Board noted that the Balanced Fund outperformed the Hotchkis Composite and the Russell Index for the one- and three-year periods ended December 31, 2010, matched the Composite’s performance for the five-year period and underperformed the Rusell Index for the five-year period. The Board also considered that the Large Cap Value Fund outperformed the Hotchkis Composite for the three- and five-year periods ended December 31, 2010 and matched the Composite for the one-year period, while also outperforming the Russell Index for the one- and three-year periods and underperforming for the five-year period. In light of all the information provided, the Board concluded that the historical investment performance record of HWCM supported the approval of the revised fee schedule to the HWCM Agreement on behalf of the Funds.
Extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. The Board considered that the proposed fee schedule will compensate HWCM for additional resources that are needed to manage an increased allocation of Fund assets. In addition, the Board considered that notwithstanding the fact that the revised fee schedule increases the fee rate paid to HWCM on any new assets above $1.45 billion, the revised fee rate contains breakpoints for the benefit of Fund investors and that the overall fee rate paid to HWCM is as low as, or lower, than the fee rate paid to any other current subadvisor for the Funds and lower than the fee rate that was paid to the terminated subadvisor. The Board also noted that the fees paid to HWCM are passed through the Manager by the Fund and that the Manager would not benefit economically from the proposed fee schedule. Based on the foregoing information, the Board concluded that the breakpoints under the revised fee schedule continue to reflect economies of scale associated with the services provided by HWCM to the Funds.
Costs of the services to be provided and profits to be realized by HWCM and its affiliates from the relationship with the Funds. The Board noted the arm’s-length nature of the relationship between the Manager and HWCM with respect to the negotiation of the advisory fee rate on behalf the Funds and, as a result, did not consider the costs of the services to be provided and profits to be realized by HWCM from its relationship with the Funds.
Benefits to be derived by HWCM from the relationship with the Funds. The Board considered that it reviewed any potential fall-out benefits that may accrue to HWCM as a result of its services to the Funds at the May 2010 meeting and that HWCM did not provide updated information with respect to fall out benefits at the March 2011 meeting. Based on the foregoing information, the Board concluded that “fall-out” benefits that may accrue to HWCM were not a material factor in approving the revised fee schedule.
Board’s Conclusion. Based on the various considerations described above, the Board, including a majority of Trustees who are not parties to the HWCM Agreement or “interested persons” of any such party, as that term is defined in the 1940 Act, concluded that the proposed advisory fee rate is reasonable and that the approval of the revised fee schedule is in the best interests of the Balanced Fund and the Large Cap Value Fund and their shareholders and, as a result, approved the revised fee schedule with respect to the Funds.

28

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29

Delivery of Documents
eDelivery is NOW AVAILABLE- Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at
www.americanbeaconfunds.com
If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Summary Prospectus, Annual Report and Semi-Annual Report, by email. If you are interest in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.
To obtain more information about the Fund:

7	8

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

(-

By Telephone:	By Mail:
Institutional Class	American Beacon Funds
Call (800) 658-5811	P.O. Box 219643
AMR ClassSM	Kansas City, MO 64121-9643
Call (800) 345-2345
Investor Class®, Retirement, and Advisor Class
Call (800) 388-3344

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth Street, NW, Washington, DC 20549. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available on the Funds’ website (www.americanbeaconfunds.com) approximately twenty days after the end of each month.
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website (www.americanbeaconfunds.com) and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.
Fund Service Providers:

Custodian	Transfer Agent	Independent Registered	Distributor
State Street Bank and Trust	Boston Financial Data Services	Public Accounting	Foreside Fund Services, LLC
Boston, Massachusetts	Kansas City, Missouri	Firm Ernst & Young LLP	Portland, Maine
Dallas, Texas
This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.
American Beacon Funds and American Beacon Small Cap Value Fund are service marks of American Beacon Advisors, Inc.
SAR 04/11

American Beacon FUNDS℠

Semi-Annual Report

April 30, 2011

EMERGING MARKETS FUND

INTERNATIONAL EQUITY FUND

l V I S I O N l E X P E R I E N C E Semi-Annual Report April 30, 2011 EMERGING MARKETS FUND INTERNATIONAL EQUITY FUND

About American Beacon Advisors
     Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.
     Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.
Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and the Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and, therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.
Investing in foreign equities entails additional risk not associated with domestic equities, such as currency fluctuations, economic and political instability and differences in accounting standards. The risks of investing in foreign equities are heightened when investing in emerging markets.

American Beacon Funds	April 30, 2011

Fellow Shareholders,
Over the past six months, the world’s equity markets have generally rallied on, despite concerns for the pace of the global economic recovery, reoccurrences of sovereign debt worries, geopolitical unrest, rising commodity inflation and the potential impact of Japan’s recent earthquake. Though challenging, these factors were offset by increasing reports of strength in corporate earnings and the persistence of economic recovery in the U.S. and growth in China.
The performance of our international funds reflects this strength as well. It also reflects the American Beacon investment philosophy: that portfolios managed with a longer-term perspective tend to be better positioned for riding out the inevitable waves of economic and geopolitical upheaval.
For the six-month period ended April 30, 2011:
     >>American Beacon Emerging Markets Fund (Institutional Class) rose 7.50%
     >>American Beacon International Equity Fund (Institutional Class) gained 13.58%
While day-to-day volatility continues to influence the world’s equity and credit markets, American Beacon remains focused on seeking opportunities and meeting market challenges to deliver the type of consistency in performance and service our shareholders value.
Our process is summarized as: Oversight 360. It’s an ongoing commitment to cast a watchful and analytical eye over all the factors that influence our fellow shareholders’ investments.
Thank you for your continued investment in the American Beacon Funds. To obtain further details about the growing number of investment opportunities now available within the American Beacon Funds family or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.
President American Beacon Funds

1

Emerging Markets Overview
April 30, 2011 (Unaudited)
     For the six months ended April 30, 2011, the Fund’s benchmark, the MSCI Emerging Markets Index, produced a return of 9.74%.
     The period began with increased volatility, as the risk of inflation—driven by higher food and oil prices—and tightening monetary policy caught the attention of investors. By the end of the calendar year 2010, food commodities had surged 30% and oil reached $90 a barrel.
     Oil prices pushed 20% higher over the course of the first quarter of 2011 as a revolutionary fervor swept across the Middle East and Northern Africa. While rising energy prices tended to hamper importers, higher prices generally helped exporting markets such as Russia and Brazil. For example, with energy companies comprising more than half of the MSCI Russia Index, the country’s stock market was a standout performer during the beginning two months of the period.
     In response to these rising prices, China—a net importer of oil—formally tightened interest rates by 50 basis points (0.50%) to subdue the inflationary impact. For its part, India aggressively used monetary policy to address the 10% rise in its consumer price index.
     Financial stocks were weak in most markets in anticipation of slower loan growth in 2011. The exceptions to this could be found among the more mature Asian markets—Taiwan and South Korea—where inflation remained under control. South Africa also proved to be an exception, as its prices remained in check. Mexico was able to deliver solid results, thanks to improving sentiment regarding the economic health of the U.S., its dominant trading partner. Emerging Europe, however, pulled back on news of Ireland’s debt problems and the need for additional sovereign debt support.
     After significant underperformance by emerging markets in January and February, the performance gap between this asset class and the developed markets narrowed somewhat in March. Supporting this move were the sharp spike in oil prices, still-elevated commodity prices, and the correspondingly weaker dollar.
     Still, over the full six-month period, emerging markets experienced four-plus months of underperformance relative to the developed markets. This brought valuations back to a modest discount to their historical averages.
     April proved to be another good month for the global stock markets, with investors remaining resilient in the face of continuing macro-level turbulence, high oil and gas prices, and other rising commodity prices. Supporting the markets were a slight easing of tensions in the Middle East and Northern Africa, strong earnings reports from the U.S. and elsewhere, and confirmation from the Federal Reserve that its “dovish” monetary policy will continue well beyond the June 30, 2011 end-date for its second round of quantitative easing.

2

Performance Overview
American Beacon Emerging Markets FundSM
April 30, 2011 (Unaudited)
     The Institutional Class of the Emerging Markets Fund returned 7.50% for the six months ended April 30, 2011. The Fund underperformed the MSCI Emerging Markets Index (“Index”) return of 9.74% and the Lipper Emerging Markets Funds Index return of 8.43% for the period.

	Annualized Total Returns
	Periods Ended 4/30/11
	6 Months*	1 Year	5 Years	10 Years
Institutional Class(1,7)	7.50%	18.77%	8.51%	16.11%
Y Class (1,2,7)	7.50%	18.69%	8.48%	16.09%
Investor Class(1,3,7)	7.23%	18.23%	8.12%	15.79%
A Class with sales charge (1,4,7)	1.17%	11.39%	6.83%	15.11%
A Class without sales charge (1,4,7)	7.33%	18.18%	8.11%	15.79%
C Class with sales charges (1,5,7)	5.87%	16.59%	8.00%	15.73%
C Class without sales charge (1,5,7)	6.87%	17.59%	8.00%	15.73%
AMR Class(1,7)	7.45%	18.74%	8.72%	16.36%
MSCI Emg Mkts Index(6)	9.74%	20.67%	9.85%	16.58%
Lipper Emg Mkts Funds Index(6)	8.43%	20.88%	8.15%	15.92%

*	Not annualized
1.	Performance shown is historical and may not be indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A portion of the fees charged to the Institutional Class has been waived since 2010. Performance prior to waiving fees was lower than the actual returns shown.

2.	Fund performance for the one-year, five-year, and ten-year periods represent the total returns achieved by the Institutional Class from 4/30/01 up to 3/1/10, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Y Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Y Class been in existence since 4/30/01. A portion of the fees charged to the Y Class has been waived since 2010. Performance prior to waiving fees was lower than the actual returns shown.

3.	Fund performance for the ten-year period represents the total returns achieved by the Institutional Class from 4/30/01 up to 10/1/02, the inception date of the Investor Class, and the returns of the Investor Class since its inception. Expenses of the Investor Class are higher than those of the Institutional Class. Therefore, total returns shown may be higher than they would have been had the Investor Class been in existence since 4/30/01. A portion of the fees charged to the Investor Class of the Fund was waived in 2004 to 2005, and since 2010 and recouped in 2006. Performance prior to fee waivers and fee recoupment is different than the actual returns shown.

4.	Fund performance for the one-year, five-year, and ten-year periods represents total returns achieved by the Institutional Class from 4/30/01 through 10/1/02, the Investor Class from 10/1/02 up to 5/17/10, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Institutional and Investor Classes. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 4/30/01. A portion of the fees charged to the A Class has been waived since 2010. Performance prior to waiving fees was lower than the actual returns shown. The maximum sales charge for A Class is 5.75%.

5.	Fund performance for the one-year, five-year, and ten-year periods represents total returns achieved by the Institutional Class from 4/30/01 through 10/1/02, the Investor Class from 10/1/02 up to 9/1/10, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Institutional and Investor Classes. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 4/30/01. A portion of the fees charged to the C Class has been waived since 2010. Performance prior to waiving fees was lower than the actual returns shown. The maximum contingent deferred sales charge for C Class is 1.00% for shares redeemed within one year of the date of purchase.

6.	The MSCI Emerging Markets Index is a market capitalization weighted index composed of companies that are representative of the market structure of developing countries in Latin America, Asia, Eastern Europe, the Middle East and Africa. The Lipper Emerging Market Funds Index tracks the results of the 30 largest mutual funds in the Lipper Emerging Market Funds category. Lipper is an independent mutual fund research and ranking service. One cannot directly invest in an index.

7.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A, C, and AMR Class shares was 1.59%, 1.83%, 1.87%, 2.27%, 3.42%, and 1.35%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     The Fund underperformed the Index over the six-month period as a result of poor stock selection. Country allocation added value for the period.
     Stock selections in South Korea and China led to the relative underperformance, despite positive selections in Brazil. In South Korea, under-performance stemmed from investments in Korea Electric Power Corp. (down 9.2%) and Grand Korea Leisure Co. Ltd. (down 20.1%). Chinese investments Chaoda Modern Agriculture Holdings Ltd. (down 16.5% during the period the stock was held by the Fund) and Sinotrans Ltd. (down 9.3%) also detracted for the period. Positive contributors in Brazil, including Vivo Participacoes S.A. (up 58.9%) and Redecard S.A. (up 16.2%), added value for the period.
     Relative contribution from country allocation was positive for the six-month period, due to overweighting South Korea and the Czech Republic

3

Performance Overview
American Beacon Emerging Markets FundSM
April 30, 2011 (Unaudited)
(up 27.1% and 24.8%, respectively). Underweighting Russia (up 29.7%) detracted from relative performance during the period.
The Fund’s basic philosophy remains focused on investing in attractively valued companies with above-average earnings growth expectations.
Top Ten Holdings

% of
Net Assets
Petroleo Brasileiro S.A.	3.1%
Hyundai Motor Co.	1.8%
China Mobile Ltd.	1.7%
Standard Bank Group Ltd/South Africa	1.7%
KB Financial Group, Inc.	1.6%
Gazprom OAO	1.5%
POSCO	1.5%
Samsung Electronics Co. Ltd.	1.5%
PetroChina Co. Ltd.	1.3%
Telefonica O2 Czech Republic AS	1.7%
Sector Allocation

% of
Equities
Financials	22.9%
Telecommunication Services	13.1%
Consumer Staples	11.4%
Information Technology	10.5%
Materials	9.9%
Energy	9.8%
Consumer Discretionary	8.7%
Utilities	6.3%
Industrials	5.9%
Health Care	1.5%
Country Allocation
Country Allocation

% of
Equities
South Korea	18.5%
Hong Kong/China	18.1%
Brazil	16.4%
South Africa	6.8%
India	6.2%
Taiwan	6.0%
Mexico	4.5%
Russia	4.2%
Turkey	2.5%
Czech Republic	2.4%
Indonesia	2.2%
Philippines	2.1%
Malaysia	2.0%
Thailand	1.3%
Poland	1.3%
Austria	1.2%
Hungary	1.1%
United States	0.9%
Egypt	0.5%
Peru	0.4%
Argentina	0.4%
Cayman Islands	0.3%
Singapore	0.2%
Lebanon	0.2%
United Kingdom	0.1%
Chile	0.1%
Israel	0.1%

4

Fund Expenses
American Beacon Emerging Markets FundSM
April 30, 2011 (Unaudited)
Fund Expense Example
     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as redemption fees, and (2) ongoing costs, including management fees, administrative service fees, distribution (12b-1) fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
     The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2010 through April 30, 2011.
Actual Expenses
     The “Actual” lines of the table provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.
Hypothetical Example for Comparison Purposes
     The “Hypothetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.
     You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as redemption fees. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period*
	11/1/10	4/30/11	11/1/10-4/30/11
Institutional Class
Actual	$1,000.00	$1,075.02	$6.95
Hypothetical **	$1,000.00	$1,018.10	$6.76

Y Class
Actual	$1,000.00	$1,075.02	$7.45
Hypothetical **	$1,000.00	$1,017.62	$7.24

Investor Class
Actual	$1,000.00	$1,072.25	$9.19
Hypothetical **	$1,000.00	$1,015.93	$8.94

AMR Class
Actual	$1,000.00	$1,074.51	$6.70
Hypothetical **	$1,000.00	$1,018.34	$6.51

A Class
Actual	$1,000.00	$1,073.34	$9.01
Hypothetical **	$1,000.00	$1,016.11	$8.76

C Class
Actual	$1,000.00	$1,068.72	$13.04
Hypothetical **	$1,000.00	$1,012.18	$12.69

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 1.35%, 1.45%, 1.79%, 1.30%, 1.75% and 2.54% for the Institutional, Y, Investor, AMR, A and C Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half year period.

**	5% return before expenses.

5

International Equity Market Overview
April 30, 2011 (Unaudited)
          For the six months ended April 30, 2011, the MSCI EAFE Index gained 12.71%. The international financial markets held firm during the period as economic and corporate earnings improvements served to offset Europe’s sovereign debt worries, escalating geopolitical turmoil in the Middle East and Northern Africa and a devastating natural disaster in Japan.
     International equities also benefited from continued fiscal policy support in the developed world. The U.S. led the way when its Federal Reserve Board ushered in another round of quantitative easing and the Obama Administration extended the Bush-era tax cuts in late 2010.
     In Europe, where fiscal deficits continue to plague the peripheral nations, Ireland and Portugal were forced to accept bailouts during the period and the European Central Bank (ECB) approved the creation of a €700 billion rescue facility to address future sovereign funding shortfalls. The ECB’s extraordinary interventions indicated its commitment to preserving the stability of the monetary union. But its decision to raise interest rates toward the end of the period also signaled vigilance on price stability, the bank’s primary mandate. The European rate hike was also notable for its divergence from the ultra-loose monetary policy in the U.S.
     Meanwhile, in other parts of the world—particularly the emerging markets—the fight against inflation continued. Over 20 countries raised their official interest rates during the period to forestall asset bubbles and to diminish the impact of growing inflationary pressures.
     Rising commodity prices fueled the global inflationary pressures, with oil surpassing $100/barrel for the first time since 2008 and agricultural commodities achieving their highest prices on record. Geopolitical instability helped exacerbate pricing pressures, with the eruption of civil conflict in the Middle East and Northern Africa at the beginning of 2011 threatening global oil supplies. Growing concerns about the creditworthiness of advanced economies eroded confidence in fiat currencies, pressuring the U.S. dollar and sending the price of precious metals to new heights. Finally, genuine economic growth and demand increases also helped support commodity prices.
     For the most part, international economic trends remained positive, led by emerging markets, where organic demand growth continued to surge despite more restrictive monetary policy. Growth was less consistent in the developed world, where the ongoing recovery was allayed by austerity programs and ongoing weakness in labor and real estate markets. Nonetheless, the broader economic trend remained positive, which—in combination with a corporate profit cycle that is shaping up to be one of the strongest in market history—helped equities reach new post-crisis heights during the six-month period.

6

Performance Overview
American Beacon International Equity FundSM
April 30, 2011 (Unaudited)
     The Institutional Class of the International Equity Fund returned 13.58% for the six months ended April 30, 2011. The Fund outperformed the MSCI EAFE Index (“Index”) return of 12.71% and the Lipper International Funds Index return of 12.72% for the period.

		Annualized Total Returns
		Periods Ended 4/30/11
	6 Months*	1 Year	5 Years	10 Years
Institutional Class(1,8)	13.58%	20.22%	2.24%	6.67%
Y Class (1,2,8)	13.49%	19.99%	2.20%	6.65%
Investor Class(1,8)	13.35%	19.69%	1.92%	6.42%
Advisor Class (1,3,8)	13.32%	19.53%	1.65%	6.18%
Retirement Class (1,4,8)	13.28%	19.35%	1.61%	6.16%
A Class with sales charge (1,5,8)	6.80%	12.62%	.69%	5.77%
A Class without sales charge (1,5,8)	13.31%	19.50%	1.89%	6.40%
C Class with sales charge (1,6,8)	11.83%	17.78%	1.77%	6.33%
C Class without sales charge (1,6,8)	12.83%	18.78%	1.77%	6.33%
AMR Class(1,8)	13.74%	20.49%	2.49%	6.94%
Lipper Int’l. Funds Index(7)	12.72%	19.89%	2.85%	6.42%
MSCI EAFE Index (7)	12.71%	19.18%	1.54%	5.29%

*	Not annualized

1.	Performance shown is historical and may not be indicative of future returns. Please note that the recent growth rate in the stock market has helped to produce short-term returns that are not typical and may not continue in the future. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

2.	Fund performance for the five year and ten-year periods represents the total returns achieved by the Institutional Class from 4/30/01 up to 8/3/09, the inception date of the Y Class, and the returns of the Y Class since its inception.

3.	Fund performance for the ten-year period represents the total returns achieved by the Investor Class from 4/30/01 up to 5/1/03, the inception date of the Advisor Class, and the returns of the Advisor Class since its inception. Expenses of the Advisor Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the Advisor Class been in existence since 4/30/01. A portion of the fees charged to the Advisor Class of the Fund was waived through 2007. Performance prior to waiving fees was lower than the actual returns shown for periods through 2007.

4.	Fund performance for the five-year and ten-year periods represents the total returns achieved by the Investor Class from 4/30/01 through 4/30/03 and the Advisor Class from 5/1/03 up to 5/1/09, the inception date of the Retirement Class, and the returns of the Retirement Class since its inception. Expenses of the Retirement Class are higher than those of the Advisor and Investor Classes. As a result, total returns shown may be higher than they would have been had the Retirement Class been in existence since 4/30/01.

5.	Fund performance for the one-year, five-year, and ten-year periods represents the total returns achieved by the Investor Class from 4/30/01 up to 5/17/10, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 4/30/01. A portion of the fees charged to the A Class was waived since 2011. Performance prior to waiving fees was lower than the actual returns shown since 2011. The maximum sales charge for A Class is 5.75%.

6.	Fund performance for the one-year, five-year, and ten-year periods represents the total returns achieved by the Investor Class from 4/30/01 up to 9/1/10, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 4/30/01. A portion of the fees charged to the C Class was waived since 2011. Performance prior to waiving fees was lower than the actual returns shown since 2011. The maximum contingent deferred sales charge for C Class is 1.00% for shares redeemed within one year of the date of purchase.

7.	The Lipper International Funds Index tracks the results of the 30 largest mutual funds in the Lipper International Funds category. Lipper is an independent mutual fund research and ranking service. The MSCI EAFE Index is a market capitalization weighted index of international stock performance composed of equities from developed markets excluding the U.S. and Canada. One cannot directly invest in an index.

8.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, Advisor, Retirement, A, C, and AMR Class shares was 0.72%, 0.82%, 1.08%, 1.27%, 1.67%, 1.27%, 2.17%, and 0.47%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     The Fund outperformed the Index by 0.87% over the six-month period due to stock selection and country allocation.
     Stock selections within Japan, the United Kingdom, and Sweden contributed to the Fund’s relative outperformance. In Japan, the Fund added value through investments in KDDI Corp. (up 24.8%), Daito Trust Construction Co. Ltd. (up 35.1%), and JGC Corp. (up 30.9%). Investments in Resolution Ltd. (up 60.7% for the period the stock was held by the Fund), and Rexam plc (up 28.3%) in the United Kingdom and Telefonaktiebolaget LM Ericsson (up 43.1%) in Sweden also benefited relative performance for the period. Stock selections in Germany detracted from relative

7

Performance Overview
American Beacon International Equity FundSM
April 30, 2011 (Unaudited)
performance, led by Allianz SE (down 12.1% during the period the stock was held by the Fund).
     Country allocation also contributed positively to relative performance, specifically underweighting Japan (up 4.8%) and investing in South Korea (up 27.1%), though the Fund lost value as the result of underweighting Australia (up 17.9%) during the period.
     Although economic and market conditions vary from period to period, the Fund’s primary strategy of investing in undervalued companies with above-average earnings growth expectations remains consistent.
Top Ten Holdings

% of
Net Assets
Sanofi-Aventis S.A.	2.4%
Novartis AG	2.2%
Siemens AG	1.9%
UBS AG	1.8%
HSBC Holdings plc	1.7%
Total S.A.	1.6%
Royal Dutch Shell plc	1.5%
DBS Group Holdings Ltd.	1.5%
GlaxoSmithKline plc	1.5%
Roche Holding Ltd.	1.6%
Sector Allocation

% of
Equities*
Financials	23.1%
Industrials	15.1%
Consumer Discretionary	12.3%
Health Care	9.9%
Materials	9.6%
Energy	8.2%
Consumer Staples	6.7%
Telecommunication Services	6.1%
Information Technology	6.0%
Utilities	2.9%
Private Placement	0.1%
Regional Allocation*

*   Shown as a percentage of equities

Region

Europe	73.4%
Asia	25.0%
North America	1.3%
Middle East	0.3%

8

Fund Expenses
American Beacon International Equity FundSM
April 30, 2011 (Unaudited)
Fund Expense Example
     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as redemption fees, and (2) ongoing costs, including management fees, administrative service fees, distribution (12b-1) fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
     The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2010 through April 30, 2011.
Actual Expenses
     The “Actual” lines of the table provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.
Hypothetical Example for Comparison Purposes
     The “Hypothetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.
     You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as redemption fees. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period*
	11/1/10	4/30/11	11/1/10-4/30/11
Institutional Class
Actual	$1,000.00	$1,135.85	$3.77
Hypothetical **	$1,000.00	$1,021.26	$3.57

Y Class
Actual	$1,000.00	$1,134.88	$4.35
Hypothetical **	$1,000.00	$1,020.72	$4.12

Investor Class
Actual	$1,000.00	$1,133.49	$5.67
Hypothetical **	$1,000.00	$1,019.48	$5.37

Advisor Class
Actual	$1,000.00	$1,133.18	$6.51
Hypothetical **	$1,000.00	$1,018.69	$6.16

Retirement Class
Actual	$1,000.00	$1,132.80	$6.76
Hypothetical **	$1,000.00	$1,018.46	$6.40

AMR Class
Actual	$1,000.00	$1,137.39	$2.44
Hypothetical **	$1,000.00	$1,022.51	$2.31

A Class
Actual	$1,000.00	$1,133.08	$6.34
Hypothetical **	$1,000.00	$1,018.85	$6.00

C Class
Actual	$1,000.00	$1,128.28	$10.61
Hypothetical **	$1,000.00	$1,014.82	$10.05

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.71%, 0.82%, 1.07%, 1.23%, 1.28%, 0.46%, 1.20% and 2.01% for the Institutional, Y, Investor, Advisor, Retirement, AMR, A and C Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half year period.

**	5% return before expenses.

9

American Beacon Emerging Markets Fund SM
Schedule of Investments
April 30, 2011 (Unaudited)

	Shares	Value
		($000)
ARGENTINA - 0.34%
COMMON STOCKS - 0.34% (Cost $629)
Banco Macro S.A., ADRA	2,592	96
Nortel Inversora S.A., ADRA	18,400	480

Total Argentina		576

AUSTRIA - 1.14%
COMMON STOCKS - 1.14% (Cost $1,750)
Erste Group Bank AG	38,472	1,944

BRAZIL - 15.72%
COMMON STOCKS - 13.83% (Cost $20,231)
Banco do Brasil S.A.	72,500	1,336
Banco Santander Brasil S.A./Brazil, ADRA B	176,970	2,055
BM&FBovespa S.A.	50,900	382
BRF — Brasil Foods S.A.	32,010	642
Centrais Eletricas Brasileiras S.A., ADRA	100,100	1,484
Centrais Eletricas Brasileiras S.A.B	15,966	232
Cia de Bebidas das Americas, ADRA	19,280	628
Cia de Saneamento de Minas Gerais-COPASAB	21,200	387
Cielo S.A.	33,700	312
Embraer S.A., ADRA	9,280	301
Fibria Celulose S.A., ADRA	25,500	412
Gerdau S.A., ADRA	38,950	471
Grendene S.A.	31,840	190
Hypermarcas S.A.	13,400	180
Inpar S.A.B	514,200	974
Itau Unibanco Holding S.A., ADRA	49,279	1,170
JBS S.A.	171,100	584
Magnesita Refratarios S.A.B C	53,700	285
Marfrig Alimentos S.A.	166,000	1,709
MRV Engenharia e Participacoes S.A.	20,000	173
PDG Realty S.A. Empreendimentos e Participacoes	60,000	352
Petroleo Brasileiro S.A., A Shares, ADRA	101,479	3,387
Petroleo Brasileiro S.A., ADRA	48,480	1,810
Porto Seguro S.A.	5,360	90
Redecard S.A.	126,900	1,835
Vale S.A., ADRA	23,380	780
Vivo Participacoes S.A., ADRA	31,700	1,325
Total Common Stocks		23,486

PREFERRED STOCKS - 1.89% (Cost $1,812)
Cia de Tecidos do Norte de Minas — Coteminas	40,262	116
Cia Energetica de Minas Gerais	20,803	426
Cia Energetica do Ceara	31,800	698
Gerdau S.A.	5,800	70
Itau Unibanco Holding S.A.	23,255	548
Tele Norte Leste Participacoes S.A., ADRA	22,660	386
Ultrapar Participacoes S.A.	12,500	218
Vale S.A., A Shares	10,704	313
Vale S.A., ADRA	14,986	449
Total Preferred Stocks		3,224

Total Brazil		26,710

CAYMAN ISLANDS - 0.24%
COMMON STOCKS - 0.24% (Cost $415)
China Mengniu Dairy Co Ltd.	66,000	204
Mindray Medical International Ltd., ADRA	7,910	211

Total Cayman Islands		415

CHILE - 0.14%
COMMON STOCKS - 0.14% (Cost $224)
Empresa Nacional de Electricidad S.A./Chile, ADRA	600	34
Empresa Nacional de Electricidad S.A./Chile	109,000	206

Total Chile		240

CZECH REPUBLIC - 2.30%
COMMON STOCKS - 2.30% (Cost $3,045)
CEZ AS	10,500	602
Komercni Banka AS	1,624	428
Telefonica Czech Republic AS	111,788	2,870

Total Czech Republic		3,900

EGYPT - 0.51%
COMMON STOCKS - 0.51% (Cost $1,021)
Commercial International Bank Egypt SAE	82,672	383
Egyptian Financial Group-Hermes Holding, GDRD	5,325	32
Egyptian Financial Group-Hermes Holding	17,649	53
Juhayna Food IndustriesB	152,502	138
Telecom Egypt	92,703	255

Total Egypt		861

HONG KONG/CHINA - 17.34%
COMMON STOCKS - 17.34% (Cost $28,038)
Asia Cement China Holdings Corp.	181,500	148
Bank of China Ltd.	613,890	340
Bank of Communications Co Ltd.B E	139,000	147
Beijing Capital International Airport Co Ltd.	780,000	385
Belle International Holdings Ltd.	165,000	323
BYD Electronic International Co Ltd.	531,000	285
Chaoda Modern Agriculture Holdings Ltd.	2,200,000	1,374
China Coal Energy Co Ltd.	274,000	382
China Construction Bank Corp.	1,348,325	1,276
China Dongxiang Group Co.	1,469,000	514
China Gas Holdings Ltd.	314,000	123
China Life Insurance Co Ltd.	171,000	607
China Minsheng Banking Corp Ltd.	234,000	224
China Mobile Ltd.	321,000	2,955
China Pacific Insurance Group Co Ltd.	95,400	412
China Petroleum & Chemical Corp.	46,370	47
China Petroleum & Chemical Corp., ADRA	1,260	127
China Power International Development Ltd.	1,148,800	265
China Railway Construction Corp Ltd.	310,500	274
China Railway Group Ltd.	541,000	290
China Resources Power Holdings Co Ltd.	1,086,000	2,003
China Shipping Container Lines Co Ltd.	316,000	126
China Telecom Corp Ltd.	500,000	289
China Yuchai International Ltd.	25,420	841
China ZhengTong Auto Services Holdings Ltd.B	153,000	172
CNOOC Ltd.	226,000	558
Dickson Concepts International Ltd.	687,945	545
See accompanying notes

10

American Beacon Emerging Markets Fund SM
Schedule of Investments
April 30, 2011 (Unaudited)

	Shares	Value
		($000)
Dongfeng Motor Group Co Ltd.	26,000	41
First Pacific Co Ltd/Hong Kong	2,147,074	2,019
Global Bio-Chem Technology Group Co Ltd.	1,622,520	397
Guangzhou Automobile Group Co Ltd.	343,370	386
Hengan International Group Co Ltd.	24,000	186
Huaneng Power International, Inc.	655,900	362
Huaneng Power International, Inc., ADRA	370	8
Industrial & Commercial Bank of China	1,251,555	1,059
JA Solar Holdings Co Ltd., ADRA B	20,110	138
Maanshan Iron & Steel	262,000	137
NWS Holdings Ltd.	209,651	308
People’s Food Holdings Ltd.	1,313,911	816
Perfect World Co Ltd., ADRA B	15,730	428
PetroChina Co. Ltd.	1,554,000	2,225
Ping An Insurance Group Co.	38,000	416
Renhe Commercial Holdings Co Ltd.	2,644,000	456
Shanghai Industrial Holdings Ltd.	48,000	189
Sinotrans Ltd.	5,671,058	1,387
Sohu.com, Inc.B	3,300	349
Tencent Holdings Ltd.	18,200	520
TPV Technology Ltd.	264,970	152
Want Want China Holdings Ltd.	234,000	210
Weiqiao Textile Co.	1,422,600	1,293
West China Cement Ltd.	470,000	193
Xinhua Winshare Publishing and Media Co Ltd.	477,000	262
Xinjiang Goldwind Science & Technology Co Ltd.C	85,000	118
Yanzhou Coal Mining Co Ltd.	94,000	366

Total Hong Kong/China		29,453

HUNGARY - 1.05%
COMMON STOCKS - 1.05% (Cost $1,329)
Magyar Telekom Telecommunications plc	421,763	1,438
Richter Gedeon Nyrt	1,685	353

Total Hungary		1,791

INDIA - 5.88%
COMMON STOCKS - 5.88% (Cost $8,482)
Asian Paints Ltd.	3,385	212
Bank of India	12,750	131
Coal India Ltd.	11,816	102
Dr Reddy’s Laboratories Ltd.	9,042	340
Engineers India Ltd.	25,898	169
GAIL India Ltd.	16,062	173
Glenmark Pharmaceuticals Ltd.	77,523	523
HDFC Bank Ltd.	9,836	511
Hindustan Petroleum Corp Ltd.	40,070	337
ICICI Bank Ltd.	12,759	320
India Cements Ltd.	263,740	591
IndusInd Bank Ltd.	51,650	303
Infosys Technologies Ltd.	10,960	719
Infrastructure Development Finance Co Ltd.	2,983	10
ITC Ltd.	57,219	249
Jindal Steel & Power Ltd.	17,032	256
Jubilant Life Sciences Ltd.	70,760	287
Larsen & Toubro Ltd.	6,647	240
Mahanagar Telephone Nigam	186,640	205
NMDC Ltd.	59,760	368
Patni Computer Systems Ltd.	22,120	212
Reliance Industries Ltd.	66,006	1,471
Rolta India Ltd.	103,260	323
State Bank of India, GDRD E	5,090	696
State Bank of India	4,540	288
Steel Authority of India Ltd.	53,610	194
Sterlite Industries India Ltd.	77,650	319
Sterlite Industries India Ltd., ADRA	40	1
Sun TV Network Ltd.	5,915	57
Tata Consultancy Services Ltd.	14,799	389

Total India		9,996

INDONESIA - 2.08%
COMMON STOCKS - 2.08% (Cost $2,591)
Aneka Tambang Tbk PT	194,000	52
Astra Agro Lestari Tbk PT	45,500	123
Astra International Tbk PT	57,400	376
Bank Central Asia Tbk PT	406,000	351
Bank Mandiri Tbk PT	355,500	297
Indofood Sukses Makmur Tbk PT	431,500	280
Indosat Tbk PT	797,500	498
Kalbe Farma Tbk PT	176,500	74
Lippo Karawaci Tbk PT	3,957,000	360
Medco Energi Internasional Tbk PT	1,076,000	346
Telekomunikasi Indonesia Tbk PT	872,800	784

Total Indonesia		3,541

ISRAEL - 0.06%
COMMON STOCKS - 0.06% (Cost $102)
Teva Pharmaceutical Industries Ltd., ADRA	2,330	107

LEBANON - 0.20%
COMMON STOCKS - 0.20% (Cost $375)
Banque Audi sal- Audi Saradar Group, GDRD	22,681	171
BLOM Bank SAL, GDRD	17,692	163

Total Lebanon		334

MALAYSIA - 1.87%
COMMON STOCKS - 1.87% (Cost $2,732)
Axiata Group Bhd	385,200	637
CIMB Group Holdings Bhd	96,300	266
Genting Malaysia Bhd	322,910	401
Malayan Banking Bhd	156,318	462
Proton Holdings Bhd	743,800	867
Sime Darby Bhd	77,000	234
Tenaga Nasional Bhd	149,750	304

Total Malaysia		3,171

MEXICO - 4.27%
COMMON STOCKS - 4.27% (Cost $6,323)
America Movil SAB de CV, ADRA	22,047	1,261
Cemex SAB de CV, ADRA	191,880	1,666
Consorcio ARA SAB de CV	299,700	177
Desarrolladora Homex SAB de CV, ADRA B	17,650	498
Empresas ICA SAB de CV	57,400	142
Fomento Economico Mexicano SAB de CV, ADRA	8,600	540
Gruma SAB de CV	287,900	577
Grupo Continental SAB de CV	51,150	192
Grupo Financiero Banorte SAB de CV	131,989	659
Grupo Televisa S.A., ADRA	21,000	498
Industrias CH SAB de CVB	11,400	45
Telefonos de Mexico SAB de CV, ADRA	30,050	563
Wal-Mart de Mexico SAB de CV	141,900	444

Total Mexico		7,262

See accompanying notes

11

American Beacon Emerging Markets Fund SM
Schedule of Investments
April 30, 2011 (Unaudited)

	Shares	Value
		($000)
PERU - 0.40%
COMMON STOCKS - 0.40% (Cost $692)
Cia de Minas Buenaventura S.A., ADRA	8,330	347
Credicorp Ltd.	3,410	329

Total Peru		676

PHILIPPINES - 2.04%
COMMON STOCKS - 2.04% (Cost $3,046)
Ayala Corp.	31,560	288
Bank of the Philippine Islands	182,023	250
First Philippine Holdings Corp.	911,470	1,408
Metro Pacific Investments Corp.	3,025,000	259
Metropolitan Bank & Trust	206,289	331
Pepsi-Cola Products Philippines, Inc.C	4,938,000	283
Philippine Long Distance Telephone Co.	5,620	326
SM Investments Corp.	23,830	322

Total Philippines		3,467

POLAND - 1.24%
COMMON STOCKS - 1.24% (Cost $1,918)
Asseco Poland S.A.	24,141	483
Bank Pekao S.A.	2,940	193
Central European Distribution Corp.B	11,838	140
Eurocash S.A.	41,000	502
Telekomunikacja Polska S.A.	120,102	793

Total Poland		2,111

RUSSIA - 4.03%
COMMON STOCKS - 4.03% (Cost $4,828)
Eurasia Drilling Co Ltd., GDRD	6,265	212
Gazprom OAO, ADRA	148,310	2,530
Lukoil OAO, ADRA	31,131	2,168
Rosneft Oil Co., GDRB D E	98,765	877
Sberbank of Russia, GDRD	1,100	440
VimpelCom Ltd., ADRA	42,230	615

Total Russia		6,842

SINGAPORE - 0.18%
COMMON STOCKS - 0.18% (Cost $285)
Haw Par Corp Ltd.	59,325	301

SOUTH AFRICA - 6.51%
COMMON STOCKS - 6.51% (Cost $8,810)
Anglo Platinum Ltd.	7,782	791
ArcelorMittal South Africa Ltd.	13,404	183
AVI Ltd.	84,142	395
Clicks Group Ltd.	57,180	382
Imperial Holdings Ltd.	11,400	205
JD Group Ltd/South Africa	48,110	351
MTN Group Ltd.	96,311	2,142
Murray & Roberts Holdings Ltd.	101,060	388
Naspers Ltd., N Shares	15,039	905
Nedbank Group Ltd.	21,490	479
Pick n Pay Stores Ltd.	69,135	448
SABMiller plc	20,375	770
Sappi Ltd.	50,644	276
Sasol Ltd.	4,820	278
Standard Bank Group Ltd/South Africa	181,294	2,845
Telkom SA Ltd.	39,640	231

Total South Africa		11,069

SOUTH KOREA - 17.72%
COMMON STOCKS - 16.32% (Cost $22,377)
Amorepacific Corp.	126	127
Cheil Industries, Inc.	2,082	229
Cheil Worldwide, Inc.	13,140	169
CJ CheilJedang Corp.	2,036	472
Grand Korea Leisure Co Ltd.	25,130	344
GS Engineering & Construction Corp.	1,480	178
Hana Financial Group, Inc.	270	11
Hite Brewery Co Ltd.	2,811	308
Hynix Semiconductor, Inc.	12,620	398
Hyundai Development Co.	9,690	265
Hyundai Engineering & Construction Co Ltd.	2,729	229
Hyundai Heavy Industries Co Ltd.	471	235
Hyundai Mobis	811	272
Hyundai Motor Co.	3,446	792
Hyundai Steel Co.	1,637	208
Jinro Ltd.	5,440	184
KB Financial Group, Inc.	49,824	2,674
Kia Motors Corp.	4,580	329
Korea Electric Power Corp.	88,035	2,103
Korea Exchange Bank	74,480	633
Korean Reinsurance Co.	21,023	241
KT Corp., ADRA	4,090	83
KT Corp.	2,720	98
KT&G Corp.	9,264	548
LG Chem Ltd.	1,263	624
LG Display Co Ltd.	5,250	189
LG Electronics, Inc.	4,020	387
Lotte Chilsung Beverage Co Ltd.	1,359	1,456
Lotte Confectionery Co Ltd.	804	1,192
NCSoft Corp.	506	134
NHN Corp.	1,230	244
NongShim Co Ltd.	2,230	519
OCI Co Ltd.	743	444
POSCO	5,550	2,423
POSCO, ADRA	790	87
Samsung Electronics Co. Ltd.	2,790	2,324
Samsung Fire & Marine Insurance Co Ltd.	2,836	609
Shinhan Financial Group Co Ltd.	40,425	1,981
Shinsegae Co Ltd.	1,751	441
SK Chemicals Co Ltd.	2,921	206
SK Innovation Co Ltd.	1,131	245
SK Telecom Co Ltd., ADRA	25,410	482
SK Telecom Co Ltd.	9,308	1,412
SSCP Co Ltd.	10,075	31
Tong Yang Life Insurance	34,240	409
Woongjin Coway Co Ltd.	8,066	269
Yuhan Corp.	3,503	469
Total Common Stocks		27,707

PREFERRED STOCKS - 1.40% (Cost $1,671)
Hyundai Motor Co.	29,132	2,188
Samsung Electronics Co. Ltd.	313	184
Total Preferred Stocks		2,372

Total South Korea		30,079

TAIWAN - 5.78%
COMMON STOCKS - 5.78% (Cost $7,784)
Advanced Semiconductor Engineering, Inc.	125,000	145
Asia Cement Corp.	128,720	172
Asustek Computer, Inc.	50,353	454
AU Optronics Corp., ADRA	53,060	430
AU Optronics Corp.	149,520	120
Chimei Innolux Corp.	232,000	238
China Steel Corp.	169,890	210
Chinatrust Financial Holding Co Ltd.	193,914	178
See accompanying notes

12

American Beacon Emerging Markets Fund SM
Schedule of Investments
April 30, 2011 (Unaudited)

	Shares	Value
		($000)
E Ink Holdings, Inc.	29,000	59
Epistar Corp.B	23,000	76
First Financial Holding Co Ltd.	177,406	164
Formosa Plastics Corp.	93,000	380
Fubon Financial Holding Co Ltd.	186,034	273
Hon Hai Precision Industry Co Ltd.	284,645	1,078
HTC Corp.	11,818	537
KGI Securities Co Ltd.	365,000	191
Nan Ya Plastics Corp.B	47,000	144
Nan Ya Printed Circuit Board Corp.	157,019	513
Novatek Microelectronics Corp.B	107,000	327
Powertech Technology, Inc.	84,000	305
Quanta Computer, Inc.	133,000	262
Siliconware Precision Industries Co.	100,000	133
SinoPac Financial Holdings Co Ltd.	1,327,987	630
Taiwan Semiconductor Manufacturing Co Ltd.	418,385	1,070
Tatung Co Ltd.	397,298	199
Transcend Information, Inc.	120,520	353
Uni-President Enterprises Corp.	231,400	333
United Microelectronics Corp.	1,008,226	524
Young Fast Optoelectronics Co Ltd.	46,000	315

Total Taiwan		9,813

THAILAND - 1.25%
COMMON STOCKS - 1.25% (Cost $1,322)
Bangkok Bank PCL	35,790	204
Kasikornbank PCL, NVDRF	103,600	439
Kasikornbank PCL	49,100	214
Land and Houses PCL, NVDRF	689,100	152
PTT PCL	30,500	383
Siam Cement PCL, NVDRF	33,800	425
Total Access Communication PCL, NVDRF	186,400	315

Total Thailand		2,132

TURKEY - 2.43%
COMMON STOCKS - 2.43% (Cost $3,529)
Anadolu Efes Biracilik Ve Malt Sanayii AS	33,142	510
Asya Katilim Bankasi AS	137,080	271
Coca-Cola Icecek AS	14,868	224
TAV Havalimanlari Holding ASB	39,704	200
Turk Telekomunikasyon AS	85,095	443
Turkcell Iletisim Hizmetleri AS, ADRA	3,540	52
Turkcell Iletisim Hizmetleri AS	31,130	184
Turkiye Is Bankasi	169,572	600
Turkiye Vakiflar Bankasi Tao	621,147	1,650

Total Turkey		4,134

UNITED KINGDOM - 0.09%
COMMON STOCKS - 0.09% (Cost $107)
JKX Oil & Gas plc	30,390	156

UNITED STATES - 0.85%
COMMON STOCKS - 0.85% (Cost $1,592)
Flextronics International Ltd.B	206,600	1,440

SHORT-TERM INVESTMENTS - 2.46% (Cost $4,185)
JPMorgan U.S. Government Money Market Fund.	4,184,849	4,185

TOTAL INVESTMENTS - 98.12% (Cost $141,245)		166,706
OTHER ASSETS, NET OF LIABILITIES - 1.88%		3,202

TOTAL NET ASSETS - 100.00%		$169,908

Percentages are stated as a percent of net assets.

A	ADR — American Depositary Receipt

B	Non-income producing security.

C	Private Placement

D	GDR — Global Depositary Receipt

E	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $1,010 or 0.59% of net assets. The Fund has no right to demand registration of these securities

F	NVDR — Non Voting Depositary Receipt
See accompanying notes

13

American Beacon Emerging Markets Fund SM
Schedule of Investments
April 30, 2011 (Unaudited)
Futures Contracts
     (dollars in thousands)

				Unrealized
				Appreciation/
	Number of Contracts	Expiration Date	Value	(Depreciation)
MSCI Emerging Market EMini Future	101	June, 2011	6,105	208

			6,105	208

See accompanying notes

14

American Beacon Emerging Markets Fund SM
Schedule of Investments
April 30, 2011 (Unaudited)

	Shares	Value
		($000)
AUSTRALIA - 1.78%
COMMON STOCKS - 1.78% (Cost $23,138)
National Australia Bank Ltd.	155,420	4,613
Nufarm Ltd/Australia	307,090	1,626
Primary Health Care Ltd.	615,815	2,342
QBE Insurance Group Ltd.	627,176	12,863
Telstra Corp Ltd.	2,156,700	6,879

Total Australia		28,323

AUSTRIA - 0.20%
COMMON STOCKS - 0.20% (Cost $5,477)
Telekom Austria AG	202,700	3,134

BELGIUM - 0.59%
COMMON STOCKS - 0.59% (Cost $3,538)
Anheuser-Busch InBev N.V.A	147,800	9,424

CANADA - 0.88%
COMMON STOCKS - 0.88% (Cost $9,775)
Potash Corp of Saskatchewan, Inc.	57,600	3,254
Rogers Communications, Inc., Class B	79,600	3,013
Talisman Energy, Inc.	319,100	7,706

Total Canada		13,973

FINLAND - 1.20%
COMMON STOCKS - 1.20% (Cost $19,796)
Nokia OYJ	1,639,103	15,101
Sampo OYJ	115,100	3,873

Total Finland		18,974

FRANCE - 13.10%
COMMON STOCKS - 13.10% (Cost $155,103)
Air Liquide S.A.	24,680	3,651
Alstom S.A.	164,934	10,968
AXA S.A.A	643,806	14,447
BNP Paribas	183,467	14,520
Carrefour S.A.	179,760	8,523
Cie Generale des Etablissements Michelin	90,220	9,043
Danone	82,250	6,025
EDF S.A.	145,570	6,129
European Aeronautic Defence and Space Co N.V.	203,875	6,308
France Telecom S.A.	533,910	12,522
Gemalto N.V.	103,177	5,288
Legrand S.A., ADRB	224,328	10,244
Sanofi-Aventis S.A.	489,577	38,721
Societe Generale	131,225	8,777
Technip S.A.	69,550	7,846
Total S.A.	390,727	25,012
Valeo S.A.	110,396	7,030
Vinci S.A.	140,197	9,365
Vivendi S.A.	112,220	3,521

Total France		207,940

GERMANY - 8.64%
COMMON STOCKS - 8.64% (Cost $100,240)
Bayer AGA	76,715	6,744
Bayerische Motoren Werke AG	89,030	8,396
Celesio AG	245,480	5,952
Deutsche Post AG	986,027	19,512
E.ON AGA	426,700	14,587
Linde AG	81,883	14,748
Merck KGaA	81,929	8,679
Muenchener Rueckversicherungs AG	92,550	15,278
SAP AG	204,010	13,144
Siemens AG	207,383	30,169

Total Germany		137,209

GREECE - 0.53%
COMMON STOCKS - 0.53% (Cost $9,226)
OPAP S.A.	396,130	8,373

HONG KONG/CHINA - 3.57%
COMMON STOCKS - 3.57% (Cost $49,810)
AIA Group Ltd.C	2,400,400	8,113
Cheung Kong Holdings Ltd.	472,500	7,435
Esprit Holdings Ltd.	2,382,723	9,879
Hang Seng Bank Ltd.	343,800	5,383
HSBC Holdings plc	1,128,796	12,253
Hutchison Whampoa Ltd.	187,000	2,138
Swire Pacific Ltd.	237,100	3,621
Yue Yuen Industrial Holdings Ltd.	2,281,667	7,874

Total Hong Kong/China		56,696

IRELAND - 0.93%
COMMON STOCKS - 0.93% (Cost $16,845)
CRH plc	243,030	5,943
James Hardie Industries SEC	385,203	2,491
Smurfit Kappa Group plc	465,636	6,383

Total Ireland		14,817

ISRAEL - 0.30%
COMMON STOCKS - 0.30% (Cost $5,277)
Teva Pharmaceutical Industries Ltd., ADRB	102,650	4,694

ITALY - 3.23%
COMMON STOCKS - 3.23% (Cost $46,854)
Atlantia SpA	218,530	5,376
ENI SpA	233,856	6,252
Finmeccanica SpA	586,755	7,926
Intesa Sanpaolo SpA	1,072,743	3,562
Saras SpA	4,087,555	10,263
Snam Rete Gas SpA	1,005,074	6,252
UniCredit SpA	4,501,489	11,588

Total Italy		51,219

JAPAN - 14.79%
COMMON STOCKS - 14.79% (Cost $218,466)
Asics Corp.	151,980	2,188
Canon, Inc.	139,900	6,553
Daito Trust Construction Co Ltd.	104,900	8,341
Don Quijote Co Ltd.	143,200	5,323
eAccess Ltd.A	4,290	2,010
East Japan Railway Co.	96,900	5,346
FUJIFILM Holdings Corp.	107,900	3,339
Haseko Corp.	3,521,018	2,344
Honda Motor Co Ltd.	393,500	15,475
ITOCHU Corp.	221,700	2,293
JGC Corp.	332,000	8,182
JS Group Corp.	245,600	5,886
JX Holdings, Inc.	350,500	2,428
KDDI Corp.	1,397	9,266
Keyence Corp.	10,900	2,843
Kirin Holdings Co Ltd.	336,000	4,672
Konica Minolta Holdings, Inc.	347,500	3,046
Medipal Holdings Corp.	557,900	4,615
See accompanying notes

15

American Beacon International Equity Fund SM
Schedule of Investments
April 30, 2011 (Unaudited)

	Shares	Value
		($000)
Mitsubishi Corp.	125,000	3,358
Mitsubishi UFJ Financial Group, Inc.	2,099,400	10,016
Nintendo Co. Ltd.	11,400	2,694
Ricoh Co Ltd.	445,000	4,883
Ryohin Keikaku Co Ltd.	36,100	1,660
Sankyo Co Ltd.	110,800	5,723
Seven & I Holdings Co Ltd.	194,300	4,846
Shin-Etsu Chemical Co Ltd.	246,000	12,737
SMC Corp/Japan	44,700	8,128
Sony Financial Holdings, Inc.	521,800	9,643
Sumitomo Mitsui Financial Group, Inc.	399,000	12,274
Taiyo Nippon Sanso Corp.	473,000	3,802
Tokyo Electron Ltd.	89,200	5,130
Tokyo Steel Manufacturing Co Ltd.	773,200	8,322
Toyoda Gosei Co Ltd.	291,900	6,352
Toyota Motor Corp.	542,800	21,615
Yahoo Japan Corp.	15,781	5,757
Yamada Denki Co. Ltd.	196,470	13,612

Total Japan		234,702

NETHERLANDS - 5.50%
COMMON STOCKS - 5.50% (Cost $75,614)
Akzo Nobel N.V.A	230,998	17,942
ING Groep N.V.	1,331,840	17,557
Koninklijke Philips Electronics N.V.	499,917	14,824
Randstad Holding N.V.	83,910	4,720
Reed Elsevier N.V.	1,076,005	14,100
SBM Offshore N.V.D	265,765	7,776
TNT N.V.	420,924	10,365

Total Netherlands		87,284

NORWAY - 1.60%
COMMON STOCKS - 1.60% (Cost $13,517)
Aker Solutions ASAA	271,430	6,550
Statoil ASA	266,630	7,801
Telenor ASA	640,840	11,072

Total Norway		25,423

PORTUGAL - 0.58%
COMMON STOCKS - 0.58% (Cost $5,853)
Portugal Telecom SGPS S.A.	747,760	9,128

SINGAPORE - 2.34%
COMMON STOCKS - 2.34% (Cost $22,314)
DBS Group Holdings Ltd.	1,898,060	23,228
Singapore Telecommunications Ltd.	3,428,000	8,738
United Overseas Bank Ltd.	321,000	5,145

Total Singapore		37,111

SOUTH KOREA - 2.46%
COMMON STOCKS - 2.46% (Cost $24,294)
Hyundai Heavy Industries Co Ltd.	18,721	9,346
Hyundai Mobis	12,664	4,242
KB Financial Group, Inc., ADRB	143,018	7,621
KT&G Corp.	174,380	10,318
LG Electronics, Inc.	33,975	3,265
Samsung Electronics Co Ltd., GDRE F	10,114	4,202

Total South Korea		38,994

SPAIN - 3.61%
COMMON STOCKS - 3.61% (Cost $41,707)
Amadeus IT Holding S.A., A Shares	221,700	4,643
Banco Santander S.A.	884,366	11,295
Enagas S.A.	332,547	8,228
Gamesa Corp Tecnologica S.A.	537,029	5,049
Iberdrola S.A.	720,388	6,690
Repsol YPF S.A.	257,990	9,213
Tecnicas Reunidas S.A.	83,252	5,226
Telefonica S.A.	259,268	6,970

Total Spain		57,314

SWEDEN - 1.84%
COMMON STOCKS - 1.84% (Cost $20,878)
Assa Abloy AB	110,800	3,326
Skandinaviska Enskilda Banken AB, A Shares	768,910	7,393
Swedbank AB	258,100	4,895
Telefonaktiebolaget LM Ericsson, B Shares	898,630	13,646

Total Sweden		29,260

SWITZERLAND - 7.84%
COMMON STOCKS - 7.84% (Cost $105,450)
Adecco S.A.	69,120	4,934
Givaudan S.A.	8,771	9,755
Julius Baer Group Ltd.	75,000	3,505
Nestle S.A.	67,550	4,194
Novartis AG	601,310	35,695
Roche Holding AG	153,510	24,899
Swiss Reinsurance Co. Ltd.	100,960	6,017
UBS AG	1,404,024	28,064
Zurich Financial Services AG	26,423	7,423

Total Switzerland		124,486

UNITED KINGDOM - 20.66%
COMMON STOCKS - 20.66% (Cost $260,660)
Anglo American plc	104,458	5,445
Aviva plc	1,725,862	12,880
BAE Systems plc	1,267,054	6,940
Balfour Beatty plc	799,846	4,379
Barclays plc	1,148,487	5,416
BG Group plc	137,442	3,521
BHP Billiton plc	206,292	8,699
BP plc	1,563,839	12,082
British American Tobacco plc	423,629	18,476
Diageo plc	188,780	3,841
Eurasian Natural Resources Corp plc	288,256	4,389
GlaxoSmithKline plc	1,056,382	23,036
Home Retail Group plc	2,002,916	7,357
HSBC Holdings plc	1,318,252	14,431
Informa plc	870,343	6,058
International Power plc	597,900	3,302
Kingfisher plc	1,370,800	6,285
Lloyds Banking Group plc	4,600,244	4,553
Marks & Spencer Group plc	646,520	4,190
Michael Page International plc	685,409	6,320
Pearson plc	305,380	5,871
Petrofac Ltd.	107,812	2,719
Prudential plc	744,080	9,607
Resolution Ltd.	1,398,029	7,069
Rexam plc	1,625,299	10,604
Rio Tinto plc	130,610	9,511
Rolls-Royce Group plcC	177,126,365	19,859
Royal Dutch Shell plc, A Shares	299,638	11,624
Royal Dutch Shell plc, B Shares	299,206	11,630
Standard Chartered plc	379,252	10,509
Tesco plc	779,330	5,253
Unilever plc	674,242	21,871
Vodafone Group plc	7,927,941	22,724
WM Morrison Supermarkets plc	929,100	4,575
WPP plc	352,600	4,603
See accompanying notes

16

American Beacon International Equity Fund SM
Schedule of Investments
April 30, 2011 (Unaudited)

	Shares	Value
		($000)
Xstrata plc	326,530	8,299

Total United Kingdom		327,928

UNITED STATES - 0.37%
COMMON STOCKS - 0.37% (Cost $8,673)
Flextronics International Ltd.C	848,510	5,914

SHORT-TERM INVESTMENTS - 2.29% (Cost $36,307)
JPMorgan U.S. Government Money Market Fund	36,307,130	36,307

SECURITIES LENDING COLLATERAL - 4.99% (Cost $79,228)
Wells Fargo Advantage Government Money Market Fund	7,000,000	7,000
American Beacon U.S. Government Money Market Select FundG	72,228,163	72,228
Total Securities Lending Collateral		79,228

TOTAL INVESTMENTS - 103.82% (Cost $1,358,041)		1,647,855
LIABILITIES, NET OF OTHER ASSETS — (3.82%)		(60,672)

TOTAL NET ASSETS - 100.00%		$1,587,183

A	All or a portion of this security is on loan at April 30, 2011.

B	ADR — American Depositary Receipt

C	Non-income producing security.

D	Private Placement

E	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $4,202 or 0.27% of net assets. The Fund has no right to demand registration of these securities

F	GDR — Global Depositary Receipt

G	The Fund is affiliated by having the same investment advisor.
Percentages are stated as a percent of net assets.
Futures Contracts
     (dollars in thousands)

				Unrealized
				Appreciation/
	Number of Contracts	Expiration Date	Value	(Depreciation)
France CAC 40 Index	83	June, 2011	4,938	290
Germany DAX Index	15	June, 2011	4,189	365
UK FTSE 100 Index	106	June, 2011	10,667	488
Hang Seng Index	8	May, 2011	1,209	(23)
Italy MIB 30 Index	9	June, 2011	1,474	47
Tokyo FE TOPIX Index	101	June, 2011	10,624	101
Spain IBEX 35 Index	11	May, 2011	1,751	13
Sweden OMX Index	82	May, 2011	1,575	40
Canada S&PCDA 60 Index	34	June, 2011	5,711	21
Australia SPI Index	32	June, 2011	4,209	40
Netherlands 200 AEX Index	12	May, 2011	1,273	(1)

			47,621	1,382

See accompanying notes

17

American Beacon International Equity Fund SM
Schedule of Investments
April 30, 2011 (Unaudited)
Forward Foreign Currency Exchange Contracts
      (dollars in thousands)

				Unrealized Gain/
Contracts To Deliver		Settlement Date	Market Value	(Loss)

1,309	Canadian Dollar	6/17/2011	1,382	(35)
734	Swiss Franc	6/17/2011	849	(54)
2,221	Euro Currency	6/17/2011	3,286	(156)
1,517	Pound Sterling	6/17/2011	2,532	(86)
216,605	Japanese Yen	6/17/2011	2,671	(58)
2,259	Swedish Krona	6/17/2011	373	(17)
946	Australian Dollar	6/17/2011	1,031	(72)

Total contracts to deliver			$12,124	(478)

(Receivable amount $11,646)

				Unrealized Gain/
Contracts To Receive		Settlement Date	Market Value	(Loss)

5,209	Canadian Dollar	6/17/2011	5,500	193
3,627	Swiss Franc	6/17/2011	4,194	276
8,805	Euro Currency	6/17/2011	13,025	855
6,258	Pound Sterling	6/17/2011	10,447	428
821,825	Japanese Yen	6/17/2011	10,134	43
9,368	Swedish Krona	6/17/2011	1,547	90
3,850	Australian Dollar	6/17/2011	4,196	403

Total contracts to recieve			$49,043	2,288

(Payable amount $(46,755))
Net Currency Fluctuation				1,810

See accompanying notes

18

American Beacon Funds
Statements of Assets and Liabilities
April 30, 2011 (Unaudited) (in thousands, except share and per share amounts)

	Emerging	International
	Markets Fund	Equity Fund
Assets:
Investments in unaffiliated securities, at value A D	$166,706	$1,575,627
Investments in affiliated securities, at value B	—	72,228
Foreign currency, at value C	1,103	2,039
Cash	—	24
Deposit with brokers for futures contracts	757	6,356
Receivable for investments sold	1,042	9,829
Dividends and interest receivable	617	7,553
Receivable for fund shares sold	221	2,074
Receivable for tax reclaims	5	1,632
Receivable for expense reimbursement (Note 2)	5	—
Receivable for variation margin on open futures contracts	53	33
Net unrealized Appreciation on foreign currency contracts	—	1,810
Prepaid expenses	56	79

Total assets	170,565	1,679,284

Liabilities:
Payable for investments purchased	518	10,270
Payable upon return of securities loaned	—	79,228
Payable for fund shares redeemed	11	1,355
Management and investment advisory fees payable (Note 2)	97	405
Administrative service and service fees payable (Note 2)	14	428
Professional fees payable	7	39
Trustee fees payable	2	29
Prospectus and shareholder reports	—	148
Other liabilities	8	199

Total liabilities	657	92,101

Net Assets	$169,908	$1,587,183

Analysis of Net Assets:
Paid-in-capital	137,657	1,449,619
Undistributed net investment income	(118)	19,050
Accumulated net realized gain (loss)	6,675	(175,127)
Unrealized appreciation of investments, futures contracts, and foreign currency	25,694	293,641

Net assets	$169,908	$1,587,183

Shares outstanding (no par value):
Institutional Class	587,429	31,803,168

Y Class	362,054	36,604

Investor Class	842,608	28,226,610

Advisor Class	N/A	86,147

Retirement Class	N/A	86

AMR Class	9,108,115	26,197,042

A Class	3,860	1,378

C Class	671	579

Net asset value, offering and redemption price per share:
Institutional Class	$15.51	$18.43

Y Class	$15.62	$19.10

Investor Class	$15.27	$18.26

Advisor Class	N/A	$18.78

Retirement Class	N/A	$18.68

AMR Class	$15.61	$18.45

A Class (net asset value and redemption price)	$15.30	$18.53

A Class (offering price)	$16.23	$19.66

C Class	$15.24	$18.47

A Cost of investments in unaffiliated securities	$141,245	$1,285,813
B Cost of investments in affiliated securities	$—	$72,228
C Cost of foreign currency	$1,090	$1,986
D Market value of securities on loan	$—	$75,812
See accompanying notes

19

American Beacon Funds
Statements of Operations
Six Months Ended April 30, 2011 (Unaudited) (in thousands)

	Emerging	International
	Markets Fund	Equity Fund
Investment Income:
Dividend income from unaffiliated securities (net of foreign taxes) A	$1,600	$21,893
Interest income	4	12
Income derived from securities lending, net	—	243

Total investment income	1,604	22,148

Expenses:
Management and investment advisory fees (Note 2)	622	2,323
Administrative service fees (Note 2):
Institutional Class	15	811
Y Class	7	1
Investor Class	19	708
Advisor Class	—	2
AMR Class	35	115
Transfer agent fees:
Institutional Class	—	18
Y Class	2	—
Investor Class	1	19
AMR Class	4	13
A Class	2	2
C Class	2	2
Custody and fund accounting fees	321	307
Professional fees	18	52
Registration fees and expenses	37	67
Service fees (Note 2):
Y Class	2	—
Investor Class	15	848
Advisor Class	—	2
Distribution fees (Note 2):
Advisor Class	—	2
Prospectus and shareholder reports	10	88
Trustee fees	5	52
Other expenses	18	93

Total expenses	1,135	5,525

Net (fees waived and expenses reimbursed) (Note 2)	(21)	(3)

Net expenses	1,114	5,522

Net investment income	490	16,626

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) from: B
Investments	15,922	28,287
Commission recapture (Note 1)	—	28
Foreign currency transactions	1,857	24,835
Futures contracts	1,001	4,817
Change in net unrealized appreciation or depreciation of:
Investments	(9,571)	70,409
Foreign currency translations	2,030	45,870
Futures contracts	(184)	542

Net gain on investments	11,055	174,788

Net increase in net assets resulting from operations	$11,545	$191,414

A Foreign taxes	$166	$1,842
B Net of foreign withholding taxes on capital gains	$—	$—
See accompanying notes

20

American Beacon Funds
Statements of Changes in Net Assets (in thousands)

	Emerging Markets Fund		International Equity Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	April 30, 2011	October 31, 2010	April 30, 2011	October 31, 2010
	(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$490	$1,026	$16,626	$29,764
Net realized gain on investments, futures contracts, and foreign currency transactions	18,780	19,496	57,967	35,831
Change in net unrealized appreciation or depreciation of investments, futures contracts, and foreign currency translations	(7,725)	8,049	116,821	81,056

Net increase in net assets resulting from operations	11,545	28,571	191,414	146,651

Distributions to Shareholders:
Net investment income:
Institutional Class	(85)	(130)	(14,155)	(15,298)
Y Class	—	—	(7)	—
Investor Class	(43)	(131)	(8,721)	(12,702)
Advisor Class	—	—	(13)	—
AMR Class	(942)	(1,717)	(15,008)	(14,360)

Net distributions to shareholders	(1,070)	(1,978)	(37,904)	(42,360)

Capital Share Transactions:
Proceeds from sales of shares	35,245	19,983	119,113	253,975
Reinvestment of dividends and distributions	1,067	1,969	35,604	39,420
Cost of shares redeemed	(27,259)	(27,910)	(182,906)	(304,686)
Redemption fees	22	36	29	177

Net increase (decrease) in net assets from capital share transactions	9,075	(5,922)	(28,160)	(11,114)

Net increase in net assets	19,550	20,671	125,350	93,177

Net Assets:
Beginning of period	150,358	129,687	1,461,833	1,368,656

End of Period *	$169,908	$150,358	$1,587,183	$1,461,833

* Includes undistributed net investment income (loss) of	$(118)	$408	$19,050	$32,347

See accompanying notes

21

American Beacon Funds
Notes to Financial Statements
April 30, 2011 (Unaudited)
1. Organization and Significant Accounting Policies
          American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, (the “Act”) as a diversified, open-end management investment company. These financial statements and notes to the financial statements relate to the American Beacon Emerging Markets and International Equity Funds (the “Funds”), each a series of the Trust.
          American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Lighthouse Holdings, Inc. and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.
     Class Disclosure
          The Funds have multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class:	Offered to:
Institutional Class	Investors making an initial investment of $250,000
Y Class	Investors making an initial investment of $100,000
Investor Class	General public and investors investing through an intermediary
Advisor Class	Investors investing through an intermediary
Retirement Class	Investors investing through an intermediary
A Class	General public and investors investing through an intermediary with applicable sales charges
C Class	General public and investors investing through an intermediary with applicable sales charges
AMR Class	Investors in the tax-exempt retirement and benefit plans of the Manager, AMR Corporation, and its affiliates
          Administrative service fees, service fees and distribution fees vary amongst the classes as described more fully in footnote 2.
          Investment income, net capital gains (losses) and all expenses incurred by the Funds are allocated based on the relative net assets of each class, except for service fees and certain other fees and expenses related solely to one class of shares.
     Security Valuation
          Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.
          Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. The prices of debt securities may be determined using quotes obtained from brokers.
          Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates fair value.

22

American Beacon Funds
Notes to Financial Statements
April 30, 2011 (Unaudited)
          Securities for which market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Board of Trustees (the “Board”).
          Futures are values based upon the last sale price at the close of market on the principal exchange on which they are traded.
          Most foreign markets close before the Exchange. Developments that could affect the values of securities that occur between the close of a foreign market and the close of the Exchange normally will not be reflected in security valuations. If such developments are so significant that they will, in the judgment of the pricing committee of the Fund, clearly and materially affect the value of securities, the foreign market closing prices may be adjusted to reflect the fair value of the securities as of the close of the Exchange, as determined in good faith and pursuant to procedures approved by the Board. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service.
     Valuation Inputs
          Various inputs may be used to determine the value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.
Level 3 — Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.
          The Funds’ investments are summarized by level based on the inputs used to determine their values. During the period there were no significant transfers between levels. As of April 30, 2011 the Funds’ investments were classified as follows: (in thousands)

Emerging Markets	Level 1	Level 2	Level 3	Total
Common Stocks	$156,925	$—	$—	$156,925
Preferred Stocks	5,596	—	—	5,596
Short Term Investments	4,185	—	—	4,185

Total Investments in Securities	$166,706	$—	$—	$166,706

Futures Contracts	208	—	—	208

International Equity	Level 1	Level 2	Level 3	Total
Common Stocks	$1,532,320	$—	$—	$1,532,320
Short Term Investments	36,307	—	—	36,307
Securities Lending Collateral	79,228	—	—	79,228

Total Investments in Securities	$1,647,855	$—	$—	$1,647,855

Forward Exchange Contracts — Assets	$2,288	$—	$—	$2,288
Forward Exchange Contracts — Liabilities	(478)	—	—	(478)
Futures Contracts	1,382			1,382

23

American Beacon Funds
Notes to Financial Statements
April 30, 2011 (Unaudited)
     Security Transactions and Investment Income
          Security transactions are recorded on the trade date of the security purchase or sale. The Funds may purchase securities with delivery or payment to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded, and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations.
          Dividend income, net of foreign taxes, is recorded on the ex-dividend date except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.
     Currency Translation
          All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses and purchases and sales of investments are translated into U.S. dollars at the rate of exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses in the Funds’ Statements of Operations.
     Forward Foreign Currency Contracts
          The Funds may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of the Funds’ securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation. The Funds bear the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Funds also bear the credit risk if the counterparty fails to perform under the contract.
     Futures Contracts
          Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
          Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents 5% of the face value of the futures contract. The initial margin amount is reflected as a Deposit with broker for futures contracts on the Statements of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

24

American Beacon Funds
Notes to Financial Statements
April 30, 2011 (Unaudited)
Emerging Markets
Values of Derivative Instruments not accounted for as hedging instruments as of April 30, 2011 (in thousands)

	Liability
Statement of Assets and Liabilities	Derivatives	Fair Value
Unrealized appreciation of investments, futures contracts, and foreign currency	Equity Contracts*	$208
Effect of derivative instruments not accounted for as hedging instruments during the year ended April 30, 2011 (in thousands)

Statement of Operations	Derivative	Fair Value
Net realized gain (loss) from futures contracts	Equity Contracts	$1,001
Change in net unrealized appreciation or depreciation of futures contracts	Equity Contracts	(184)
International Equity
Values of Derivative Instruments not accounted for as hedging instruments as of April 30, 2011 (in thousands)

Statement of Assets and Liabilities	Asset Derivatives	Fair Value
	Foreign Exchange
Net unrealized appreciation on foreign currency contracts	Currency Contracts	$2,288
Unrealized appreciation of investments, futures contracts, and foreign currency	Equity Contracts*	1,382

	Liability Derivatives	Fair Value
	Foreign Exchange
Net unrealized appreciation on foreign currency contracts	Currency Contracts	$(478)
Effect of derivative instruments not accounted for as hedging instruments during the year ended April 30, 2011 (in thousands)

Statement of Operations	Derivative	Fair Value
Net realized gain (loss) from futures contracts	Equity Contracts	$4,817
Change in net unrealized appreciation or depreciation of futures contracts	Equity Contracts	542

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
     Dividends to Shareholders
          Dividends from net investment income of the Funds normally will be declared and paid at least annually. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date.
     Commission Recapture
          The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If the Funds’ investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Funds. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Funds. This amount is reported with the net realized gain in the Funds’ Statements of Operations.
     Allocation of Income, Expenses, Gains and Losses
          Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

25

American Beacon Funds
Notes to Financial Statements
April 30, 2011 (Unaudited)
     Use of Estimates
          The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.
     Redemption Fees
          The Funds impose a 2% redemption fee on shares held for less than 90 days. The fee is deducted from the redemption proceeds and is intended to offset the trading costs, market impact and other costs associated with short-term trading activity in the Funds. The “first-in, first-out” method is used to determine the holding period. The fee is allocated to all classes of the Funds pro-rata based on their respective net assets.
     Other
          Under the Trust’s organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.
2. Transactions with Affiliates
     Management Agreement
          The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of investment advisory, fund management, and securities lending services. Investment assets of the Funds are managed by multiple investment advisors that have entered into separate investment advisory agreements with the Manager. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Funds an annualized fee equal to 0.05% of the average daily net assets plus amounts paid by the Manager to the investment advisors hired by the Manager to direct investment activities of the Funds. Management fees paid during the six months ended April 30, 2011 were as follows (dollars in thousands):

			Amounts paid to	Net Amounts
	Management	Management	Investment	Retained by
	Fee Rate	Fee	Advisors	Manager
Emerging Markets	0.60%-0.95%	$622	$581	$41
International Equity	0.20%-0.55%	$2,323	$1,955	$368
          As compensation for services provided by the Manager in connection with securities lending activities, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee up to 25% of the net monthly interest income (the gross interest income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers when a borrower posts collateral other than cash, a fee up to 25% of such loan fees. This fee is netted against securities lending income in the Statements of Operations. During the six months ended April 30, 2011 securities lending fees paid to the Manager on behalf of the International Equity Fund were $67,822.36.
     Administrative Services Agreement
          The Manager and the Trust entered into an Administrative Services Agreement which obligates the Manager to provide or oversee administrative services to the Funds. As compensation for performing the duties

26

American Beacon Funds
Notes to Financial Statements
April 30, 2011 (Unaudited)
required under the Administrative Services Agreement, the Manager receives an annualized fee of 0.40% of the average daily net assets of the A and C Classes, 0.30% of the average daily net assets of the Institutional, Y, Investor, Advisor, and Retirement Classes of the Funds and 0.05% of the average daily net assets of the AMR Class of the Funds. Administrative service fees for Retirement, A, and C Classes for the six months ended April 30, 2011 were less than $500.
     Distribution Plans
          The Funds, except for the Advisor, Retirement, A and C Classes of the Funds, have adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no fees may be charged to the Funds for distribution purposes. However, the Plan authorizes the management and administrative service fees received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Funds do not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Funds shares.
          Separate Distribution Plans (the “Distribution Plans”) has been adopted pursuant to Rule 12b-1 under the Act for the Advisor and Retirement Classes of the Funds. Under the Distribution Plans, as compensation for distribution assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the Advisor and A Classes, 0.50% of the average daily net assets of the Retirement Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance. Distribution fees for the Retirement, A and C Classes for the six months ended April 30, 2011 were less than $500.
     Service Plans
          The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Y, Investor, Advisor and Retirement Classes. As compensation for performing the duties required under the Service Plans, the Manager receives 0.10% of the average daily net assets of the Y Class, 0.15% of the average daily net assets of the A and C Classes, 0.25% of the average daily net assets of the Advisor and Retirement Classes and up to 0.375% of the average daily net assets of the Investor Class of the Funds. Service fees for the Retirement, A and C Classes for the six months ended April 30, 2011 were less than $500.
     Investment in Affiliated Funds
          The Funds may invest in the American Beacon Money Market Select Fund (the “MM Select Fund”) and the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”) (collectively the “Select Funds”). Cash collateral received by the Funds in connection with securities lending may be invested in the Select Funds. The Funds and the Select Funds have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the Select Funds and receives from the Select Funds an annualized management fee of 0.09% of the average daily net assets of the Select Funds. During the six months ended April 30, 2011, fees earned by the Manager from the Select Funds were as follows:

		Securities Lending
	Direct Investments in	Collateral Invested
	Select Funds	in Select Funds	Total
International Equity Fund	$1,753	$9,854	$11,607
     Interfund Lending Program
          Pursuant to an exemptive order by the Securities and Exchange Commission (the “SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program as a borrower. This program provides an alternative credit facility

27

American Beacon Funds
Notes to Financial Statements
April 30, 2011 (Unaudited)
allowing the Funds to borrow from other participating Funds. For the six months ended April 30, 2011, the Emerging Markets Fund borrowed from the Money Market Select Fund on average $1,121,201 for 2 days at an average rate of 0.82% with an interest charge of $50. The International Equity Fund did not utilize the credit facility during the period.
     Reimbursement of Expenses
          The Manager contractually agreed to reimburse the Emerging Markets Fund to the extent that total annual operating expenses exceeded the Fund’s expense cap. For the six months ended April 30, 2011, the Manager reimbursed expenses as follows:

		Expense Cap
		11/1/10	3/1/11	Waived or
		to	to	Reimbursed
Fund	Class	2/28/11	4/30/11	Expenses
Emerging Markets	Institutional	1.35%	1.35%	$9,699
Emerging Markets	Y	1.45%	1.45%	6,824
Emerging Markets	Investor	1.79%	1.79%	1,689
Emerging Markets	A	1.79%	1.79%	1,690
Emerging Markets	C	2.54%	2.54%	1,652
International Equity	A	—	1.25%	1,657
International Equity	C	—	1.99%	1,649
     Expense Reimbursement Plan
          The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of fees waived or expenses reimbursed for a period of up to three years. However, reimbursement will occur only if the Class’ average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit. During the six months ended April 30, 2011, there were no additional waived fees or reimbursed expenses subject to potential recovery.
3. Federal Income and Excise Taxes
          It is the policy of each Fund to for qualify as a regulated investment company, by complying with all applicable provision of the Code, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.
          The Funds do not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2010 remains subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.
          Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. generally accepted accounting principles. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.
          The tax character of distributions paid during the six months ended April 30, 2011 and the year ended October 31, 2010 were as follows (in thousands):

28

American Beacon Funds
Notes to Financial Statements
April 30, 2011 (Unaudited)

	Emerging Markets		International Equity
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	April 30,	October 31,	April 30,	October 31,
	2011	2010	2011	2010
	(unaudited)		(unaudited)
Distributions paid from:
Ordinary income*
Institutional Class	$85	$130	$14,155	$15,298
Y Class	—	—	7	—
Investor Class	43	131	8,721	12,702
Advisor Class	—	—	13	—
AMR Class	942	1,717	15,008	14,360
A Class	—	—	—	—
C Class	—	—	—	—

Total distributions paid	$1,070	$1,978	$37,904	$42,360

*	For tax purposes, short-term capital gains are considered ordinary income distributions.
          As of April 30, 2011, the components of distributable earnings on a tax basis were as follows (in thousands):

	Emerging Markets	International Equity
Cost basis of investments for federal income tax purposes	$147,548	$1,381,402

Unrealized appreciation	26,607	328,775
Unrealized depreciation	(7,449)	(62,322)

Net unrealized appreciation	19,158	266,453

Undistributed ordinary income	489	22,857
Undistributed long-term gain	12,372	(156,603)
Other temporary differences	232	4,857

Distributable earnings	$32,251	$137,564

          Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses from wash sales, the realization for tax purposes of unrealized gain/(losses) on certain derivative instruments, the realization for tax purposes of unrealized gain/(losses) on investments in passive foreign investment companies, and Section 732 basis adjustments.
          Due to inherent differences in the recognition of income, expenses and realized gains/(losses) under U.S. generally accepted accounting principles and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statements of Assets and Liabilities.
          Accordingly, the following amounts represent current year permanent differences derived from foreign currency gains/(losses) from sales of investments in passive foreign investment companies, and Section 732 basis adjustments that have been reclassified as of April 30, 2011 (in thousands):

	Emerging Markets	International Equity
Paid-in-capital	$(1)	$210
Undistributed net investment income	54	7,981
Accumulated net realized gain (loss)	(63)	(8,191)
Unrealized depreciation of investments, futures contracts and foreign currency	—	—
          At April 30, 2011, the capital loss carry forward position for federal income tax purposes was $155,221 for the International Equity Fund expiring in 2017.

29

American Beacon Funds
Notes to Financial Statements
April 30, 2011 (Unaudited)
     The Emerging Markets and International Equity Funds utilized $3,608 and $40,856, respectively of net capital loss carryovers for the six months ended April 30, 2011.
4. Investment Transactions
     The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended April 30, 2011 were (in thousands):

	Emerging	International
	Markets	Equity
Purchases	$119,615	$288,194
Sales and maturities	$109,444	$321,053
     A summary of the Funds’ direct transactions in the Select Funds for the six months ended April 30, 2011 is set forth below (in thousands):

		October 31, 2010			April 30, 2011
	Affiliated Fund	Shares/Market Value	Purchases	Sales	Shares/Market Value
International Equity	USG Select Fund	$4,370	337,585	$269,727	$72,228
5. Securities Lending
     The International Equity Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned and initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked to market daily. Daily mark to market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark to market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.
     To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds, and other short-term investments, provided the investments meet certain quality and diversification requirements.
     Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retain 75%, 15%, and 10%, respectively, of the income generated from securities lending.
     While securities are on loan, the Fund continues to receive any income associated with that security and any gain or loss in the market price that may occur during the term of the loan.
     Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.
     At April 30, 2011, the value of outstanding securities on loan and the value of collateral was as follows (in thousands):

30

American Beacon Funds
Notes to Financial Statements
April 30, 2011 (Unaudited)

Market Value of Securities on Loan	Non-Cash Collateral	Cash Collateral Posted by Borrower

$75,812	$ —	$79,228
     Cash collateral is listed in the Funds’ Schedules of Investments and is shown on Statements of Assets and Liabilities. Income earned on these investments is included in Income derived from securities lending in the Statements of Operations.
     Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments or Statements of Assets and Liabilities.
6. Capital Share Transactions
     The tables below summarize the activity in capital shares for each Class of the Fund (dollars and shares in thousands):
Six Months ended April 30, 2011

	Institutional Class			Y Class			Investor Class
Emerging Markets Fund	Shares	Amount		Shares	Amount		Shares	Amount
Shares sold	101	$1,489		375	$5,536		134	$1,954
Reinvestment of dividends	5	84		—	—		3	41
Shares redeemed	(139)	(2,001	)*	(14)	(206	)*	(168)	(2,436	)*

Net increase (decrease) in shares outstanding	(33)	$(428)		361	$5,330		(31)	$(441)

	AMR Class			A Class			C Class
Emerging Markets Fund	Shares	Amount		Shares	Amount		Shares	Amount
Shares sold	1,764	$26,204		4	$54		1	$8
Reinvestment of dividends	63	942		—	—		—	—
Shares redeemed	(1,534)	(22,594	)*	—	—	*	—	—	*

Net increase (decrease) in shares outstanding	293	$4,552		4	$54		1	$8

	Institutional Class			Y Class			Investor Class			Advisor Class
International Equity Fund	Shares	Amount		Shares	Amount		Shares	Amount		Shares	Amount
Shares sold	2,837	$48,280		22	$399		3,250	$55,146		58	$986
Reinvestment of dividends	732	11,984		—	7		529	8,593		1	13
Shares redeemed	(3,431)	(58,666	)*	—	(7	)*	(3,796)	(64,100	)*	(17)	(300	)*

Net increase (decrease) in shares outstanding	138	$1,598		22	$399		(17)	$(361)		42	$699

	Retirement Class		AMR Class			A Class			C Class
International Equity Fund	Shares	Amount	Shares	Amount		Shares	Amount		Shares	Amount
Shares sold	—	$—	833	$14,274		1	$19		1	$9
Reinvestment of dividends	—	—	917	15,007		—	—		—	—
Shares redeemed	—	—	(3,532)	(59,804	)*	—	—	*	—	—	*

Net increase (decrease) in shares outstanding	—	$—	(1,782)	$(30,523)		1	$19		1	$9

31

American Beacon Funds
Notes to Financial Statements
April 30, 2011 (Unaudited)
Year Ended October 31, 2010

	Institutional Class			Y Class			Investor Class
Emerging Markets Fund	Shares	Amount		Shares	Amount		Shares	Amount
Shares sold	76	$969		1	$11		344	$4,388
Reinvestment of dividends	10	125		—	—		10	127
Shares redeemed	(260)	(3,540	)*	—	—	*	(348)	(4,368	)*

Net increase (decrease) in shares outstanding	(174)	$(2,446)		1	$11		6	$147

	AMR Class			A Class			C Class
Emerging Markets Fund	Shares	Amount		Shares	Amount		Shares	Amount
Shares sold	1,102	$14,612		—	$2		—	$1
Reinvestment of dividends	137	1,717		—	—		—	—
Shares redeemed	(1,572)	(19,966	)*	—	—	*	—	—	*

Net increase (decrease) in shares outstanding	(333)	$(3,637)		—	$2		—	$1

	Institutional Class			Y Class			Investor Class			Advisor Class
International Equity Fund	Shares	Amount		Shares	Amount		Shares	Amount		Shares	Amount
Shares sold	5,496	$83,841		15	$227		7,001	$105,328		20	$300
Reinvestment of dividends	802	12,580		—	—		806	12,480		—	—
Shares redeemed	(6,209)	(96,106	)*	(1)	(9	)*	(8,688)	(132,955	)*	(89)	(1,424	)*

Net increase (decrease) in shares outstanding	89	$315		14	$218		(881)	$(15,147)		(69)	$(1,124)

	Retirement Class			AMR Class			A Class			C Class
International Equity Fund	Shares	Amount		Shares	Amount		Shares	Amount		Shares	Amount
Shares sold	—	$—		4,214	$64,274		—	$4		—	$1
Reinvestment of dividends	—	—		912	14,360		—	—		—	—
Shares redeemed	—	—	*	(4,789)	(74,015	)*	—	—	*	—	—	*

Net increase (decrease) in shares outstanding	—	$—		337	$4,619		—	$4		—	$1

*	Net of Redemption Fees

32

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33

American Beacon Emerging Markets Fund
Financial Highlights
(For a share outstanding throughout the period)

									Y Class
	Institutional Class								Six Months Ended		March 01 to
	Six Months Ended		Year Ended October 31,						April 30,		October 31,
	April 30, 2011		2010		2009	2008	2007	2006	2011		2010
	(unaudited)								(unaudited)
Net asset value, beginning of period	$14.55		$11.95		$9.00	$24.20	$17.42	$15.10	$14.53		$12.29

Income from investment operations:
Net investment income (loss)	0.03		0.13		0.05	0.23	0.26	0.11	0.00		0.04
Net gains (losses) on securities (both realized and unrealized)	1.06		2.63		4.42	(11.78)	9.11	4.63	1.09		2.20

Total income (loss) from investment operations	1.09		2.76		4.47	(11.55)	9.37	4.74	1.09		2.24

Less distributions:
Dividends from net investment income	(0.13)		(0.16)		(0.21)	(0.10)	(0.10)	(0.21)	—		—
Distributions from net realized gains on securities	—		—		(1.31)	(3.55)	(2.49)	(2.21)	—		—

Total distributions	(0.13)		(0.16)		(1.52)	(3.65)	(2.59)	(2.42)	—		—

Redemption fees added to beneficial interests	—	A	—	A	—	—	—	—	—	A	—	A
Net asset value, end of period	$15.51		$14.55		$11.95	$9.00	$24.20	$17.42	$15.62		$14.53

Total return B,C	7.50	%D	23.36%		60.56%	(55.59)%	60.83%	34.58%	7.50	%D	18.23	%D

Ratios and supplemental data:
Net assets, end of period (in thousands)	$9,109		$9,023		$9,494	$5,478	$13,773	$16,552	$5,654		$13
Ratios to average net assets (annualized):
Expenses, net of waivers	1.35%		1.39%		1.66%	1.38%	1.60%	1.56%	1.45%		1.42	%E
Expenses, before waivers	1.55%		1.58%		1.66%	1.38%	1.60%	1.56%	1.73%		1.82	%E
Net investment income (loss), net of waivers	0.52%		0.77%		0.95%	1.35%	0.93%	0.80%	0.56%		0.79	%E
Net investment income (loss), before waivers	0.32%		0.58%		0.95%	1.35%	0.93%	0.80%	0.28%		0.40	%E
Portfolio turnover rate	70	%D	64%		70%	82%	81%	67%	70	%D	64	%F

A	Amounts represent less than $0.01 per share.

B	May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

D	Not annualized.

E	Annualized.

F	Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.

G	At the close of business on December 31, 2010, Brandes Investment Partners, L.P. began managing assets of the Fund.

34

								A Class				C Class
Investor Class								Six Months		May 17		Six Months		September 01
Six Months Ended		Year Ended October 31,						Ended		to		Ended		to
April 30, 2011		2010		2009	2008	2007	2006	April 30, 2011		October 31, 2010		April 30, 2011		October 31, 2010
(unaudited)								(unaudited)				(unaudited)
$14.29		$11.77		$8.85	$23.91	$17.22	$14.98	$14.27		$12.10		$14.26		$12.89

0.01		0.04		0.04	0.17	0.11	0.09	0.02		0.02		0.02		(0.02)

1.02		2.63		4.35	(11.60)	9.11	4.55	1.02		2.15		0.96		1.39

1.03		2.67		4.39	(11.43)	9.22	4.64	1.04		2.17		0.98		1.37

(0.05)		(0.15)		(0.16)	(0.08)	(0.04)	(0.19)	(0.01)		—		—		—
—		—		(1.31)	(3.55)	(2.49)	(2.21)	—		—		—		—

(0.05)		(0.15)		(1.47)	(3.63)	(2.53)	(2.40)	(0.01)		—		—		—

—	A	—	A	—	—	—	—	—	A	—	A	—	A	—	A
$15.27		$14.29		$11.77	$8.85	$23.91	$17.22	$15.30		$14.27		$15.24		$14.26

7.23	%D	22.85%		60.24%	(55.75)%	60.38%	34.01%	7.33	%D	17.93	%D	6.87	%D	10.63	%D

$12,865		$12,478		$10,208	$5,183	$11,694	$5,841	$59		$2		$10		$1

1.79%		1.77%		1.96%	1.72%	1.96%	2.04%	1.75%		1.78	%E	2.54%		2.54	%E
1.82%		1.86%		1.96%	1.72%	1.96%	1.91%	24.45%		2.26	%E	69.90%		4.49	%E
0.15%		0.37%		0.65%	1.00%	0.65%	0.49%	1.80%		0.39	%E	0.10%		(0.96)	%E
0.13%		0.29%		0.65%	1.00%	0.65%	0.62%	(20.90)%		(0.10)	%E	(67.26)%		(2.91)	%E
70	%D	64%		70%	82%	81%	67%	70	%D	64	%F	70	%D	64	%F

35

American Beacon Emerging Markets Fund
Financial Highlights
(For a share outstanding throughout the period)

	AMR Class
	Six Months Ended		Year Ended October 31,
	April 30, 2011		2010		2009	2008	2007	2006
	(unaudited)
Net asset value, beginning of period	$14.62		$12.02		$9.06	$24.37	$17.52	$15.17

Income from investment operations:
Net investment income (loss)	0.04		0.11		0.09	0.33	0.19	0.15
Net gains (losses) on securities (both realized and unrealized)	1.04		2.68		4.43	(11.91)	9.30	4.65

Total income (loss) from investment operations	1.08		2.79		4.52	(11.58)	9.49	4.80

Less distributions:
Dividends from net investment income	(0.09)		(0.19)		(0.25)	(0.18)	(0.15)	(0.24)
Distributions from net realized gains on securities	—		—		(1.31)	(3.55)	(2.49)	(2.21)

Total distributions	(0.09)		(0.19)		(1.56)	(3.73)	(2.64)	(2.45)

Redemption fees added to beneficial interests	—	A	—	A	—	—	—	—
Net asset value, end of period	$15.61		$14.62		$12.02	$9.06	$24.37	$17.52

Total return B,C	7.45	%D	23.47%		61.01%	(55.48)%	61.28%	34.88%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$142,211		$128,841		$109,985	$72,516	$271,726	$135,146
Ratios to average net assets (annualized):
Expenses, net of waivers	1.30%		1.34%		1.42%	1.17%	1.37%	1.30%
Expenses, before waivers	1.30%		1.34%		1.42%	1.17%	1.37%	1.30%
Net investment income (loss), net of waivers	0.64%		0.79%		1.27%	1.46%	1.25%	1.01%
Net investment income (loss), before waivers	0.64%		0.79%		1.27%	1.46%	1.25%	1.01%
Portfolio turnover rate	70	%D	64%		70%	82%	81%	67%

A	Amounts represent less than $0.01 per share.

B	May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

D	Not annualized.

E	Annualized.

F	Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.

G	At the close of business on December 31, 2010, Brandes Investment Partners, L.P. began managing assets of the Fund

36

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37

American Beacon International Equity Fund
Financial Highlights
(For a share outstanding throughout the period)

	Institutional Class							Y Class
	Six Months Ended		Year Ended October 31,					Six Months Ended
	April 30, 2011		2010	2009	2008	2007	2006	April 30, 2011
	(unaudited)							(unaudited)
Net asset value, beginning of period	$16.67		$15.51	$13.13	$27.32	$24.68	$20.98	$17.17

Income from investment operations:
Net investment incomeA,B	0.20		0.35	0.54	0.77	0.65	0.60	0.26
Net gains (losses) on securities (both realized and unrealized)A	2.01		1.30	2.78	(11.60)	4.31	4.86	2.01

Total income (loss) from investment operations	2.21		1.65	3.32	(10.83)	4.96	5.46	2.27

Less distributions:
Dividends from net investment income	(0.45)		(0.49)	(0.61)	(0.70)	(0.50)	(0.43)	(0.34)
Distributions from net realized gains on securities	—		—	(0.33)	(2.66)	(1.82)	(1.33)	—

Total distributions	(0.45)		(0.49)	(0.94)	(3.36)	(2.32)	(1.76)	(0.34)

Redemption fees added to beneficial interestC	—		—	0.00	0.00	0.00	0.00	—

Net asset value, end of period	$18.43		$16.67	$15.51	$13.13	$27.32	$24.68	$19.10

Total return D,E	13.58	%F	10.81%	27.44%	(44.81)%	21.54%	27.55%	13.49	%F

Ratios and supplemental data:
Net assets, end of period (in thousands)	$586,018		$527,718	$489,837	$567,414	$1,686,668	$1,549,521	$699
Ratios to average net assets (annualized):
Expenses, net of waiversA	0.71%		0.71%	0.73%	0.66%	0.67%	0.71%	0.82%
Expenses, before waiversA	0.71%		0.71%	0.73%	0.66%	0.67%	0.71%	0.82%
Net investment income, net of waiversA	2.30%		2.21%	2.76%	2.91%	2.46%	2.52%	2.60%
Net investment income (loss), before waiversA	2.30%		2.21%	2.76%	2.91%	2.46%	2.52%	2.60%
Portfolio turnover rateG	20	%F	38%	41%	31%	38%	40%	20	%F

A	The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the American Beacon International Equity Portfolio through February 28, 2006.

B	Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share through October 31, 2005.

C	Amounts represent less than $0.01 per share.

D	May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

F	Not annualized.

G	The International Equity Fund invested all of its investable assets in the American Beacon International Equity Portfolio through February 28, 2006. Portfolio turnover rate through February 28, 2006 is that of the American Beacon International Equity Portfolio.

H	Portfolio turnover rate is for the period from November 1, 2008 through October 31, 2009.

38

			Investor Class
	August 03 to		Six Months Ended		Year Ended October 31,
2010	October 31, 2009		April 30, 2011		2010	2009	2008	2007	2006
			(unaudited)
$15.52	$14.89		$16.42		$15.30	$12.95	$26.99	$24.42	$20.79

0.04	0.04		0.17		0.29	0.37	0.66	0.58	0.50

1.61	0.59		1.98		1.27	2.87	(11.41)	4.26	4.84

1.65	0.63		2.15		1.56	3.24	(10.75)	4.84	5.34

—	—		(0.31)		(0.44)	(0.56)	(0.63)	(0.45)	(0.38)
—	—		—		—	(0.33)	(2.66)	(1.82)	(1.33)

—	—		(0.31)		(0.44)	(0.89)	(3.29)	(2.27)	(1.71)

—	0.00		—		—	0.00	0.00	0.00	0.00

$17.17	$15.52		$18.26		$16.42	$15.30	$12.95	$26.99	$24.42

10.63%	4.23%		13.35	%F	10.36%	27.08%	(44.96)%	21.22%	27.20%

$245	$1		$515,554		$463,704	$445,596	$426,473	$909,385	$771,298

0.81%	0.69%		1.07%		1.07%	1.05%	0.92%	0.93%	0.96%
0.81%	0.69%		1.07%		1.07%	1.05%	0.92%	0.93%	0.96%
1.44%	1.00%		1.95%		1.83%	2.45%	2.82%	2.26%	2.25%
1.44%	1.00%		1.95%		1.83%	2.45%	2.82%	2.26%	2.25%
38%	41	%H	20	%F	38%	41%	31%	38%	40%

39

American Beacon International Equity Fund
Financial Highlights
(For a share outstanding throughout the period)

	Advisor Class							Retirement Class
	Six Months Ended		Year Ended October 31,					Six Months Ended
	April 30, 2011		2010	2009	2008	2007	2006	April 30, 2011		2010
	(unaudited)							(unaudited)
Net asset value, beginning of period	$16.74		$15.20	$12.86	$26.83	$24.24	$20.61	$16.71		$15.20

Income from investment operations:
Net investment income (loss)A,B	(0.45)		0.89	0.31	0.62	0.56	0.46	0.15		0.22
Net gains (losses) on securities (both realized and unrealized)A	2.66		0.65	2.86	(11.35)	4.20	4.76	2.04		1.29

Total income (loss) from investment operations	2.21		1.54	3.17	(10.73)	4.76	5.22	2.19		1.51

Less distributions:
Dividends from net investment income	(0.17)		—	(0.50)	(0.58)	(0.35)	(0.26)	(0.22)		—
Distributions from net realized gains on securities	—		—	(0.33)	(2.66)	(1.82)	(1.33)	—		—

Total distributions	(0.17)		—	(0.83)	(3.24)	(2.17)	(1.59)	(0.22)		—

Redemption fees added to beneficial interestC	—		—	0.00	0.00	0.00	0.00	—		—

Net asset value, end of period	$18.78		$16.74	$15.20	$12.86	$26.83	$24.24	$18.68		$16.71

Total return D,E	13.32	%F	10.13%	26.58%	(45.10)%	21.00%	26.73%	13.28	%F	9.93%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$1,618		$746	$1,722	$1,546	$4,932	$4,740	$2		$1
Ratios to average net assets (annualized):
Expenses, net of waiversA	1.23%		1.26%	1.44%	1.19%	1.12%	1.16%	1.28%		1.47%
Expenses, before waiversA	1.23%		1.26%	1.45%	1.19%	1.15%	1.19%	1.28%		1.66%
Net investment income, net of waiversA	1.90%		1.64%	2.26%	2.36%	2.04%	2.09%	1.74%		1.44%
Net investment income (loss), before waiversA	1.90%		1.64%	2.25%	2.36%	2.01%	2.05%	1.74%		1.25%
Portfolio turnover rateH	20	%F	38%	41%	31%	38%	40%	20	%F	38%

A	The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the American Beacon International Equity Portfolio through February 28, 2006.

B	Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share through October 31, 2005.

C	Amounts represent less than $0.01 per share.

D	May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

F	Not annualized.

G	Annualized.

H	The International Equity Fund invested all of its investable assets in the American Beacon International Equity Portfolio through February 28, 2006. Portfolio turnover rate through February 28, 2006 is that of the American Beacon International Equity Portfolio.

I	Portfolio turnover rate is for the period from November 1, 2008 through October 31, 2009.

40

AMR Class									A Class				C Class
May 01 to		Six							Six		May		Six		September
October 31,		Months Ended		Year Ended October 31,					Months Ended		17 to October		Months Ended		01 to October 31,
2009		April 30, 2011		2010	2009	2008	2007	2006	April 30, 2011		31, 2010		April 30, 2011		2010
		(unaudited)							(unaudited)				(unaudited)
$11.78		$16.78		$15.61	$13.25	$27.54	$24.86	$21.12	$16.40		$14.14		$16.39		$14.82

0.12		0.23		0.39	0.37	0.72	0.73	0.63	0.13		0.03		0.04		(0.01)
3.30		2.00		1.30	2.99	(11.58)	4.33	4.92	2.05		2.23		2.04		1.58

3.42		2.23		1.69	3.36	(10.86)	5.06	5.55	2.18		2.26		2.08		1.57

—		(0.56)		(0.52)	(0.67)	(0.77)	(0.56)	(0.48)	(0.05)		—		—		—
—		—		—	(0.33)	(2.66)	(1.82)	(1.33)	—		—		—		—

—		(0.56)		(0.52)	(1.00)	(3.43)	(2.38)	(1.81)	(0.05)		—		—		—

0.00		—		—	0.00	0.00	0.00	0.00	—		—		—		—

$15.20		$18.45		$16.78	$15.61	$13.25	$27.54	$24.86	$18.53		$16.40		$18.47		$16.39

29.03%		13.7	%F	11.05%	27.70%	(44.65)%	21.86%	27.88%	13.31	%F	15.98	%F	12.83	%F	10.59	%F

$1		$483,256		$469,414	$431,499	$328,083	$672,680	$563,231	$26		$4		$11		$1

1.48%		0.46%		0.46%	0.48%	0.41%	0.42%	0.45%	1.20%		1.25	%G	2.01%		1.99	%G
1.48%		0.46%		0.46%	0.48%	0.41%	0.42%	0.45%	20.82%		1.26	%G	157.11%		2.60	%G
1.72%		2.53%		2.45%	3.00%	3.24%	2.77%	2.76%	2.20%		0.98	%G	1.99%		(0.20)	%G
1.72%		2.53%		2.45%	3.00%	3.24%	2.77%	2.76%	(17.42)%		0.96%G		(153.10)%		(0.81)	%G
41	%I	20	%F	38%	41%	31%	38%	40%	20	%F	38%		20	%F	38%

41

Disclosure Regarding the Board of Trustees’ Approval of the Management
Agreement and Investment Advisory Agreements of the Fund
(Unaudited)
Disclosure Regarding Approval of Appointment of Brandes Investment Partners, L.P. with Respect to the American Beacon Emerging Markets Fund
     The Board of Trustees (the “Board”) of the Trust met on November 9, 2010 to consider the approval of Brandes Investment Partners, L.P. (“Brandes”) as an investment subadvisor to the American Beacon Emerging Markets Fund (the “Emerging Markets Fund”), an existing series of the Trust. Prior to the meeting, the Board requested and reviewed information provided by Brandes in connection with its consideration of Brandes as an investment subadvisor to the Emerging Markets Fund, and the Investment Committee of the Board met with representatives from Brandes. A discussion of the factors relating to the Board’s selection of Brandes and approval of the investment advisory agreement between the American Beacon Advisors, Inc. (the “Manager”) and Brandes (“Agreement”) follows.
     Nature, extent and quality of the services to be provided by Brandes. The Board considered information regarding Brandes’ principal business activities, its reputation, financial condition and overall capabilities to perform the services under the Agreement. In addition, the Board considered the background and experience of the personnel who will be assigned responsibility for managing the Emerging Markets Fund. The Board also considered that Brandes provides similar portfolio management services to other registered funds. The Board also considered Brandes’ investment resources, infrastructure and the adequacy of its compliance program. In addition, the Board took into consideration the Manager’s recommendation of Brandes. Brandes also represented that current staffing levels will be adequate to service the Emerging Markets Fund. Based on this information, the Board concluded that the nature, extent and quality of the advisory services to be provided by Brandes were appropriate for the Emerging Markets Fund in light of its investment objective, and, thus, supported a decision to approve the Agreement.
     Performance of Brandes. The Board evaluated Brandes’ historical investment performance record in managing investments in emerging markets. In particular, the Board evaluated the one-, three-, five-, ten-, fifteen-year and since inception (December 31, 1994) performance of a composite of all fee-paying and non-fee paying fully discretionary emerging markets equity accounts (the “Composite”) managed by Brandes for the periods ended September 30, 2010, as compared to the MSCI Emerging Markets Index. The Board noted that the Composite outperformed the index for all such time periods. In light of all the information provided, the Board concluded that the historical investment performance record of Brandes supported the approval of the Agreement.
     Comparisons of the amounts to be paid under the Agreement with those under contracts between Brandes and its other clients. In evaluating the Agreement, the Board reviewed the proposed advisory fee rate for services to be performed by Brandes on behalf of the Emerging Markets Fund. The Board considered Brandes’ representation that in light of the more complex regulatory regime that applies to its mutual fund clients, it is reasonable to charge higher fees to its mutual funds clients than it charges to other institutional clients. In addition, the Board considered that the Manager has agreed to extend the current expense limitation agreement in effect for the Emerging Markets Fund at least through March 1, 2012 and, as a result, there will not be an increase during that period in the total annual fund operating expenses after expense waiver and reimbursement as a result of the appointment of Brandes. This information assisted the Board in concluding that Brandes’ advisory fees under the Agreement appeared to be within a reasonable range for the services to be provided to the Emerging Markets Fund, in light of all the factors considered.
     Extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. The Board considered Brandes’ representation that it does not expect to realize economies of scale in connection with its services to the Emerging Markets Fund at this time and, thus, its advisory fee rate charged to the Emerging Markets Fund does not include breakpoints. Based on the foregoing information, the Board concluded that economies of scale were not deemed a material factor in approving the Agreement.
     Costs of the services to be provided and profits to be realized by Brandes and its affiliates from the relationship with the Fund. The Board did not consider the costs of the services to be provided and profits to be realized by Brandes from its relationship with the Emerging Markets Fund, noting instead the arm’s-length nature of the relationship between the Manager and Brandes with respect to the negotiation of the advisory fee rate on behalf the Emerging Markets Fund.
     Benefits to be derived by Brandes from the relationship with the Fund. The Board considered the “fall-out” or ancillary benefits that may accrue to Brandes as a result of the advisory relationship with the Emerging Markets Fund. In this regard, the Board considered Brandes’ representation that it may execute brokerage transaction with brokers who provide the firm with research and brokerage products and services. The Board also considered Brandes’ representation that all soft dollar transactions are expected to be executed in accordance with Section 28(e) of the Securities Exchange Act of 1934, as amended. Brandes did not identify any other “fall-out” or ancillary benefits that may accrue to Brandes. Based on the foregoing information, the Board concluded any “fall-out” benefits which may accrue to Brandes may benefit the Fund and that they were not a material factor in approving the Agreement.

42

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45

Delivery of Documents
eDelivery is NOW AVAILABLE- Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at
www.americanbeaconfunds.com
If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.
To obtain more information about the Fund:

7	8
By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

(-
By Telephone:	By Mail:
Institutional, Y, Investor, Advisor and Retirement Classes	American Beacon Funds
Call (800) 658-5811	P.O. Box 219643
AMR ClassSM	Kansas City, MO 64121-9643
Call (800) 345-2345

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth Street, NW, Washington, DC 20549. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available on the Funds’ website (www.americanbeaconfunds.com) approximately twenty days after the end of each month.
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website (www.americanbeaconfunds.com) and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.
Fund Service Providers:

Custodian	Transfer Agent	Independent	Distributor
State Street	Boston Financial Data	Registered	Foreside Fund
Bank and Trust	Services	Public	Services, LLC
Boston, Massachusetts	Kansas City, Missouri	Accounting	Portland, Maine
Firm
Ernst & Young LLP
Dallas, Texas
This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.
American Beacon Funds, American Beacon Emerging Markets Fund and American Beacon International Equity Fund are service marks of American Beacon Advisors, Inc.
SAR 04//11

GUIDANCE | VISION | EXPERIENCE

American Beacon FUNDS℠

Semi-Annual Report

April 30, 2011

BALANCED FUND

LARGE CAP GROWTH FUND

MID-CAP VALUE FUND

l V I S I O N l E X P E R I E N C E Semi-Annual Report April 30, 2011 B A L A N C E D F U N D L A R G E C A P G R OWT H F U N D M I D — C A P V A L U E F U N D

About American Beacon Advisors Contents
     Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.
     Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

Message from American Beacon	1
Market and Performance Overviews	2-8
American Beacon Schedules of Investments
Balanced Fund	12
Large Cap Growth Fund	21
Mid-Cap Value Fund	24
Additional Information	Back Cover
Investing in debt securities entails interest rate risk which is the risk that debt securities will decrease in value with increases in market interest rates. Investing in the securities of mid-capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies.
Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	April 30, 2011

Fellow Shareholders,
Over the past six months, the equity markets have generally rallied on, despite concerns over the pace of global economic recovery, reoccurrences of sovereign debt worries, geopolitical unrest, inflation fears and the potential impact of Japan’s recent earthquake. Though challenging, these factors were offset by increasing reports of strength in corporate earnings and the persistence of the U.S. economic recovery.
The performance of our domestic equity funds reflects this strength as well. It also reflects the American Beacon investment philosophy: our belief that portfolios managed with a longer-term perspective tend to be better positioned for riding out the inevitable waves of economic and geopolitical upheaval.
For the six-month period ended April 30, 2011:
     >>American Beacon Balanced Fund (Institutional Class) returned 9.65%
     >>American Beacon Large Cap Growth Fund (Institutional Class) generated 18.12%
     >>American Beacon Mid-Cap Value Fund (Institutional Class) rose 19.05%
Please note that the recent growth rate in the stock market has helped to produce short-term returns that are not typical and may not continue in the future.
While day-to-day volatility continues to influence the world’s equity and credit markets, American Beacon remains focused on seeking opportunities and meeting market challenges to deliver the type of consistency in performance and service our shareholders value.
Our process is summarized as: Oversight 360. It’s an ongoing commitment to cast a watchful and analytical eye over all the factors that influence our fellow shareholders’ investments.
Thank you for your continued investment in the American Beacon Funds. To obtain further details about the growing number of investment opportunities now available within the American Beacon Funds family or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.
President American Beacon Funds

1

Domestic Equity Market Overview
April 30, 2011 (Unaudited)
     The stock market rallied over the six months ending April 30, 2011, with most indices posting their highest price levels in over two years. This performance was remarkable given the numerous challenges that arose during the period—multiple conflicts in the Middle East and Northern Africa, rising food and energy prices globally, concerns about rising debt risks both domestically and overseas, and the economic after-effects of Japan’s earthquake and tsunami. While some of these events took a tremendous toll in terms of human life and suffering, investors ultimately did not see them as leading to the derailment of the U.S. economic recovery.
     Although overall U.S. economic growth was only moderate during the period, improved profitability and stronger corporate balance sheets continued to provide positive momentum for the U.S. equity market. In addition, healthy business-to-business spending, especially in technology and manufacturing, added to positive returns.
     Exports had also been a bright spot for the overall economy. Growth in some overseas economies had been much stronger than in the U.S, which benefitted those companies with higher levels of overseas sales. Energy sector stocks in particular were big winners, thanks to rising oil prices. However, investor concerns for rapidly rising energy and commodity prices globally dampened overall market enthusiasm in the early part of 2011. By March, the stock market had climbed “the wall of worry,” boosted by corporate earnings and valuation levels. Ultimately, the S&P 500 Index rose 16.4% and the Russell 1000 Value Index gained 17.3% during the period.
     Corporate America’s strengthening financial position appeared to be the result of aggressive retrenchment during the economic crisis of 2008. During this period, S&P 500 companies amassed nearly $1 trillion of cash on their balance sheets. These same companies also announced over $260 billion in acquisitions and approved over $150 billion in share repurchases. Many companies have also expressed their intention to increase dividends and/or capital expenditures in the coming year—and some had actually already done so. This highlights a considerable mindset shift from a year ago, when management teams seemed satisfied stockpiling cash despite the paltry yield it was earning—a situation Japan had contended with for decades. Determining how companies will spend their cash is of great interest—and is critical to the market—in the near term, since the effectiveness of a company’s cash deployment will greatly influence its future stock performance.
     Also helping to propel the market over the past six months were: the extension of Bush-era tax rates and other measures for an additional two years by Congress; and the positive effects of the Federal Reserve’s second phase of quantitative easing (QE2). This occurred in spite of persistently high unemployment, sagging home sales, and continued fears over European Union sovereign debt risk.
     A self-sustaining recovery was leading the economic expansion, but one key critical variable for the economy and stock market remains domestic employment. Private sector employment had seen recent gains, but initial unemployment claims had been moving higher in recent reports. Yet, higher stock prices and the resulting wealth effect were fueling consumer spending. Businesses were returning capital to investors, bank lending had increased and consumer credit card delinquencies are down—all signs that U.S. economic activity is on stronger footing and could be poised for continued growth in 2011.
     Looking forward, the Federal Reserve’s QE2 program for direct purchases of Treasury bonds is set to finish at the end of June, and it remains to be seen whether this will have negative effects on interest rates. In addition, the ongoing debate in Washington, D.C. over the Federal budget and deficit reduction is likely to continue to attract investor interest and attention. Any significant progress on deficit reduction could be perceived as a major improvement in the economic fundamentals by the market.

2

Performance Overview
American Beacon Balanced FundSM
April 30, 2011 (Unaudited)
     The Balanced Fund’s Institutional Class returned 9.65% for the six months ended April 30, 2011, lagging the 60% Russell 1000® Value Index/40% Barclays Capital Aggregate Index benchmark return of 10.17% and the Lipper Mixed Asset Target Allocation Growth Funds Index return of 11.79% for the same period.

	Annualized Total Returns
	Periods Ended 4/30/11
	6 Months*	1 Year	5 Years	10 Years
Institutional Class(1,8)	9.65%	10.75%	3.64%	5.84%
Y Class (1,2,8)	9.50%	10.62%	3.60%	5.81%
Investor Class(1,8)	9.46%	10.33%	3.33%	5.55%
Advisor Class(1,3,8)	9.32%	10.16%	3.12%	5.39%
A Class with sales Charge (1,4,8)	3.09%	3.99%	2.11%	4.92%
A Class without sales Charge (1,4,8)	9.39%	10.31%	3.33%	5.54%
C Class with sales Charge (1,5,8)	7.98%	8.57%	3.19%	5.47%
C Class without sales Charge (1,5,8)	8.98%	9.57%	3.19%	5.47%
AMR Class(1,8)	9.74%	11.03%	3.91%	6.12%
Balanced Composite Index (6)	10.17%	11.66%	3.79%	5.25%
Russell 1000 Value Index(7)	17.29%	15.24%	1.40%	4.31%
Barclays Capital Aggregate Index(7)	0.02%	5.36%	6.33%	5.74%
Lipper Mixed-Asset Target Allocations Growth Funds Index(7)	11.79%	14.93%	4.56%	5.25%

*	Not annualized
1.	Performance shown is historical and may not be indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please call 1-800-967-9009 or visit www.americanbeaconfunds.com Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

2.	Fund performance for the five-year and ten-year periods represents the total returns achieved by the Institutional Class from 4/30/01 up to 3/1/10, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Institutional Class are lower than those of the Y Class. Therefore, total returns shown may be lower than they would have been had the Y Class been in existence since 4/30/01.

3.	Fund performance for the five-year and ten-year periods represents the total returns achieved by the Investor Class from 4/30/01 up to 5/31/05, the inception date of the Advisor Class, and the returns of the Advisor Class since its inception. Expenses of the Advisor Class are higher than those of the Investor Class. Therefore, total returns shown may be higher than they would have been had the Advisor Class been in existence since 4/30/01. A portion of the fees charged to the Advisor Class of the Fund was waived in 2005. Performance prior to waiving fees was lower than actual returns shown for 2005.

4.	Fund performance for the one-year, five-year, and ten-year periods represents the total returns achieved by the Investor Class from 4/30/01 up to 5/17/10, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Investor Class. As a result total returns shown may be higher than they would have been had the A Class been in existence since 4/30/01. A Class has a maximum sales charge of 5.75%.

5.	Fund performance for the one-year, five-year, and ten-year periods represents the total returns achieved by the Investor Class from 4/30/01 up to 9/1/10, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 4/30/01. The maximum contingent deferred sales charge for C Class is 1.00% for shares redeemed within one year of the date of purchase.

6.	To reflect the Fund’s allocation of its assets between investment grade fixed-income securities and equity securities, the returns of the Russell 1000 Value Index and the Barclays Capital Aggregate Index have been combined in a 60%/40% proportion.

7.	The Russell 1000 Value Index is an unmanaged index of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Russell 1000 Value Index and Russell 1000 Index are registered trademarks of Frank Russell Company. The Barclays Capital Aggregate Index is a market value weighted index of government, corporate, mortgage-backed and asset-backed fixed-rate debt securities of all maturities. The Lipper Mixed-Asset Target Allocation Growth Funds Index tracks the results of the 30 largest mutual funds in the Lipper Mixed-Asset Target Allocation Growth Funds category. Lipper is an independent mutual fund research and ranking service. One cannot directly invest in an index.

8.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, Advisor, A, C, and AMR Class shares was 0.59%, 0.69% 0.94%, 1.10%, 1.09%, 1.87%, and 0.34% respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     During the six-month period, the Fund’s assets on average were invested 65% in equities (including equitized cash) and 35% in fixed-income securities, ending the period with approximately 64% invested in equities and 36% in fixed-income securities.
     The equity portion of the Fund (excluding equitized cash) returned 15.88% for the period, trailing the Russell 1000 Value Index (“the Index”) return of 17.29%. The Fund’s poor performance versus the Index was entirely due to stock selection as sector allocation added value relative to the Index.
     The Fund’s holdings in the Information Technology, Energy, and Telecommunication Services sectors detracted the most value from relative performance. Holdings in the Information Technology sector that had the most impact on the

3

Performance Overview
American Beacon Balanced FundSM
April 30, 2011 (Unaudited)
Fund’s underperformance were Cisco (down 22.2%) and Hewlett Packard (down 3.3%). For the period the Fund owned the securities, Marathon Oil (up 30.1%), Conoco Phillips (up 33.1%) and Chevron (up 32.7%) were the largest detractors from relative performance in the Energy sector. In the Telecommunication Services sector, Nokia (down 16.5%) hurt the Fund’s returns. Good stock selection in the Financials sector where American Express (up 19.5%) and Wells Fargo (up 12.8% for the period the Fund owned the security) were the largest contributors, added relative value to performance.
     Underweightings in Utilities and Consumer Staples, the two worst performing sectors in the Index, generated positive returns to performance through sector allocation. Excess performance from the Fund’s allocation to the aforementioned sectors was somewhat offset by underperformance resulting from an overweighting in the Information Technology sector, which detracted value.
     The fixed income portion of the Fund returned -0.07% for the six-month period, underperforming the Barclays Capital Aggregate Index return of 0.02%. The Fund’s fixed income underperformance was mostly due to the Fund’s exposure to Agencies and U.S. Treasuries. In addition, the average duration of the Fund’s portfolio was slightly longer than the Index over the course of the six-month period, causing the Fund to lag as interest rates rose.
     The sub-advisors continue to focus on the disciplined selection of attractive securities that should allow the Fund to benefit long-term.
Top Ten Holdings

% of
Net Assets
JPMorgan Chase & Co.	2.2%
ConocoPhillips	2.3%
Bank of America Corp.	1.8%
Wells Fargo & Co.	1.9%
Hewlett-Packard Co.	1.6%
Vodafone Group plc	1.5%
Pfizer, Inc.	1.5%
Microsoft Corp.	1.4%
International Business Machines Corp.	1.2%
PNC Financial Services Group, Inc.	1.1%
Sector Allocation

% of
Equities
Financials	25.6%
Information Technology	12.8%
Energy	12.4%
Health Care	10.7%
Industrials	9.7%
Consumer Discretionary	8.5%
Consumer Staples	7.6%
Utilities	4.4%
Telecommunication Services	4.4%
Materials	3.9%
Sector Allocation

% of
Fixed Income
Corporate	45.3%
Mortgage-Backed	19.2%
U.S. Treasury	14.3%
Agency	14.0%
Commercial Mortgage Backed Securities	3.3%
Asset-Backed	2.6%
Municipal Obligations	1.2%
Other Government	0.2%

4

Performance Overview
American Beacon Large Cap Growth FundSM
April 30, 2011 (Unaudited)
     The Institutional Class of the Large Cap Growth Fund returned 18.12% for the six months ended April 30, 2011, compared to the Russell 1000® Growth Index (“Index”) return of 16.96% and the Lipper Large-Cap Growth Funds Index return of 15.03%.

	Annualized Total Returns
	Periods Ended 4/30/11
	6 Months*	1 Year	5 Years	10 Years
Institutional Class(1,6)	18.12%	21.66%	1.80%	0.62%
Y Class (1,2,6)	18.14%	21.48%	1.77%	0.60%
A Class with sales charge (1,3,6)	10.82%	13.95%	.48%	-0.04%
A Class without sales charge (1,3,6)	17.67%	20.99%	1.69%	0.56%
C Class with sales charge (1,4,6)	16.53%	19.64%	1.63%	0.53%
C Class without sales charge (1,4,6)	17.53%	20.64%	1.63%	0.53%
AMR Class(1,6)	18.25%	21.99%	2.12%	0.84%
Russell 1000 Growth Index(5)	16.96%	20.87%	5.06%	2.11%
Lipper Large-Cap Growth Funds Index(5)	15.03%	17.97%	3.52%	1.23%

*	Not annualized
1.	Performance shown is historical and may not be indicative of future returns. Please note that the recent growth rate in the stock market has helped to produce short-term returns that are not typical and may not continue in the future. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A portion of the fees charged to the Institutional Class of the Fund has been waived since 2004. Performance prior to waiving the fees was lower than the actual returns shown for periods since 2004.

2.	Fund performance for the six month, one-year, five-year and 10-year periods represents the total returns achieved by the Institutional Class from 4/30/01 up to 3/1/10, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Institutional Class are lower than those of the Y Class. Therefore, total returns shown may be lower than they would have been had the Y Class been in existence since 7/31/00. A portion of the fees charged to the Y Class was waived in 2011. Performance prior to waiving the fees was lower than the actual returns shown since 2011.

3.	Fund performance for the one-year, five-year, and ten-year periods represents the total returns achieved by the Institutional Class from 4/30/01 up to 5/17/10, the inception date of the A Class, and the returns of the A class since its inception. Expenses of the A Class are higher than those of the Institutional Class. Therefore, total returns shown may be higher than they would have been had the A Class been in existences since 4/30/01. A portion of the fees charged to the A Class was waived in 2011. Performance prior to waiving the fees was lower than the actual returns shown since 2011. A Class has a maximum sales charge of 5.75%.

4.	Fund performance of the one-year, five-year, and ten-year periods represents the total returns achieved by the Institutional Class from 4/30/01 up to 9/1/10, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Institutional Class. Therefore, total returns shown may be higher than they would have been had the C Class been in existence since 4/30/01. A portion of the fees charged to the C Class was waived since 2011. Performance prior to waiving the fees was lower than the actual returns shown since 2011. The maximum contingent deferred sales charge for C Class is 1.00% for shares redeemed within one year of the date of purchase.

5.	The Russell 1000 Growth Index is an unmanaged index of those stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. Russell 1000 Growth Index and Russell 1000 Index are registered trademarks of Frank Russell Company. The Lipper Large-Cap Growth Funds Index tracks the results of the 30 largest mutual funds in the Lipper Large-Cap Growth Funds category. Lipper is an independent mutual fund research and ranking service. One cannot directly invest in an index.

6.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, A, C, and AMR Class shares was 0.95%, 1.07%, 1.50%, 2.54% and 0.70%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     The Fund outperformed the Index entirely through stock selection as sector allocation detracted value relative to the Index.
     Holdings in the Information Technology, Materials, and Consumer Staples sectors added the most relative value to the Fund’s performance. In the Information Technology sector, Baidu (up 35.0%) and ASML Holding (up 16.1%) were the largest contributors to the Fund’s returns. For the period the Fund owned the security, Cliffs Natural Resources (up 45.0%) added the most value to performance in the Materials sector. Green Mountain Coffee (up 126.9%) and PepsiCo (down 0.5%) for the period the Fund owned the securities had the largest impact to the Fund’s excess performance in the Consumer Staples sector. Poor stock selection in the Financials sector, where Goldman Sachs (down 6.4%) was the largest detractor, negatively impacted performance.
     During the six-month period, a significant underweight in Energy, the best performing sector in the Index, detracted relative value through sector allocation.
     Looking forward, the Fund’s sub-advisors will continue to maintain a disciplined, long-term approach to equity investing in larger stocks with above-average growth potential.

5

Performance Overview
American Beacon Large Cap Growth FundSM
April 30, 2011 (Unaudited)
Top Ten Holdings

% of
Net Assets
Apple, Inc.	3.1%
Oracle Corp.	2.4%
Union Pacific Corp.	2.3%
EMC Corp/Massachusetts	2.3%
Express Scripts, Inc.	2.1%
Cognizant Technology Solutions Corp.	2.1%
Occidental Petroleum Corp.	2.0%
Deere & Co.	1.9%
Google, Inc.	1.7%
Altera Corp.	1.6%
Sector Allocation

% of
Equities
Information Technology	33.6%
Industrials	19.7%
Consumer Discretionary	16.4%
Health Care	8.8%
Energy	7.3%
Financials	6.8%
Materials	4.6%
Consumer Staples	2.0%
Telecommunication Services	0.8%

6

Performance Overview
American Beacon Mid-Cap Value FundSM
April 30, 2011 (Unaudited)
     The Institutional Class of the Mid-Cap Value Fund returned 19.05% for the six months ended April 30, 2011. The Fund outperformed the Russell Midcap® Value Index (“Index”) return of 18.95% but lagged the Lipper Mid-Cap Value Funds Index return of 19.47%.

	Annualized Total Returns
	Periods Ended 4/30/11
				Since
				Incep.
	6 Months*	1 Year	5 Years	(6/30/04)
Institutional Class(1,3,9)	19.05%	17.28%	4.86%	7.69%
Y Class (1,4,9)	19.06%	17.29%	4.86%	7.69%
Investor Class (1,2,9)	19.65%	17.73%	4.70%	7.57%
Advisor Class (1,5,9)	18.80%	16.75%	4.50%	7.42%
A Class with sales charge (1,6,9)	11.94%	9.91%	3.27%	6.49%
A Class without sales charge (1,6,9)	18.77%	16.61%	4.50%	7.42%
C Class with sales charge (1,7,9)	17.22%	15.07%	4.41%	7.35%
C Class without sales charge (1,7,9	18.22%	16.07%	4.41%	7.35%
AMR Class (1,9)	19.19%	17.54%	5.02%	7.83%
Russell Midcap® Value Index(8)	18.95%	19.84%	4.34%	8.51%
Lipper Mid-Cap Value Funds Index(8)	19.47%	18.83%	4.50%	7.33%

*	Not annualized

1.	Performance shown is historical and may not be indicative of future returns. Please note that the recent growth rate in the stock market has helped to produce short-term returns that are not typical and may not continue in the future. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A portion of the fees charged to the AMR Class of the Fund was waived through 2005. Performance prior to waiving fees was lower than the actual returns shown for periods through 2005.

2.	Fund performance for the five-year and since inception periods represents the total returns achieved by the AMR Class from 6/30/04 up to 3/1/06, the inception date of the Investor Class, and the returns of the Investor Class since its inception. Expenses of the Investor Class are higher than those of the AMR Class. As a result, total returns shown may be higher than they would have been had the Investor Class been inexistence since 6/30/04. A portion of the fees charged to the Investor Class of the Fund has been waived since 2006. Performance prior to waiving fees was lower than actual returns shown since 2006.

3.	Fund performance for the year and since inception periods represents the total returns achieved by the AMR Class from 6/30/04 up to 11/30/05, the inception date of the Institutional Class, and the returns of the Institutional Class since its inception. Expenses of the Institutional Class are higher than those of the AMR Class. As a result, total returns shown may be higher than they would have been had the Institutional Class been in existence since 6/30/04. A portion of the fees charged to the Institutional Class of the Fund has been waived since 2007. Performance prior to waiving fees was lower than the actual returns show since 2007.

4.	Fund performance for the one-year, five-year, and since inception periods represents the total returns achieved by the AMR Class from 6/30/04 up to 11/30/05, the inception date of the Institutional Class, and the total returns of the Institutional Class from 11/30/05 up to 3/1/10, the inception date of the Y Class and the returns of the Y Class since its inception. Expenses of the AMR and Institutional Classes are lower than those of the Y Class. As a result, total returns shown may be higher than they would have been had the Y Class been inexistence since 6/30/04. A portion of the fees charged to the Y Class of the Fund was waived since 2010. Performance prior to waiving fees was lower than the actual returns shown for the periods since 2010.

5.	Fund performance for the five-year and since inception periods represents the total returns achieved by the AMR Class from 6/30/04 to 11/30/05, the Institutional Class from 11/30/05 to 3/1/06 and the Investor Class from 3/1/06 to 6/29/07. Because the AMR, Institutional, and Investor Classes had lower expenses, their performance was better than the Advisor Class would have realized during the same period. A portion of the fees charged to the Advisor Class of the Fund has been waived since 2007. Performance prior to waiving fees was lower than the actual returns shown since 2007.

6.	Performance shown prior to the 5/17/10 inception of the A Class is that of the AMR Class from 6/30/04 to 11/30/05, the Institutional Class from 11/30/05 to 3/1/06 and the Investor Class from 3/1/06 to 5/17/10. Because the AMR, Institutional, and Investor Classes had lower expenses, their performance was better than the A Class would have realized during the same period. A portion of the fees charged to the A Class of the Fund was waived since 2010. Performance prior to waiving fees was lower than the actual returns shown for the periods since 2010. A Class has a maximum sales charge of 5.75%.

7.	Performance shown prior to the 9/1/10 inception of the C Class is that of the AMR Class from 6/30/04 to 11/30/05, the Institutional Class from 11/30/05 to 3/1/06 and the Investor Class from 3/1/06 to 9/1/10. Because the AMR, Institutional, and Investor Classes had lower expenses, their performance was better than the C Class would have realized during the same period. A portion of the fees charged to the C Class of the Fund was waived since 2010. Performance prior to waiving fees was lower than the actual returns shown for the periods since 2010. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase.

8.	The Russell Midcap Value Index is an unmanaged index of those stocks in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index. Russell Midcap Value Index, Russell Midcap Index and Russell 1000 Index are registered trademarks of Frank Russell Company. The Lipper Mid-Cap Value Funds Index tracks the results of the 30 largest mutual funds in the Lipper Mid-Cap Value Funds category. Lipper is an independent mutual fund research and ranking service. One cannot directly invest in an index.

9.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, Advisor, A, C, and AMR Class shares was 1.07%, 1.06%, 1.28%, 1.56%, 1.52%, 2.43%, and 0.78%, respectively. The expense ratios above

7

Performance Overview
American Beacon Mid-Cap Value FundSM
April 30, 2011 (Unaudited)

may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     The Fund outperformed the Index as both stock selection and sector allocation added value relative to the Index.
     The Fund’s investments in the Financials sector added the most value to relative returns. In the Financials sector, Willis Group (up 30.4%), Capital One Financial (up 46.9%), and Delphi Financial Group (up 19.1%) were the largest contributors. The Fund’s Utilities sector selections, where PNM Resources (up 28.3%) and Entergy (up 3.4% for the period the Fund owned the security) added the most relative value, also generated positive returns. Poor stock selection in the Energy and Industrials sectors detracted from the Fund’s relative performance. For the period the Fund owned the securities, El Paso (up 8.9%) and Valero Energy (up 56.8%) had the largest impact to performance in the Energy sector, as did Molex (up 34.8%) and SPX (up 29.8%) in the Industrials sector.
     An underweighting in Utilities, one of the poorer performing sectors in the Index, and a significant overweighting in the Health Care sector added relative value to performance through sector allocation. An absence from Telecommunication Services, the worst performing sector in the Index, also had a positive impact on the Fund’s performance. An underweight in Energy, the best performing sector in the Index, had a negative impact offsetting a portion of the aforementioned good performance.
     The sub-advisors’ philosophy of investing in undervalued companies that exhibit improving profitability and earnings growth potential should allow the Fund to benefit longer term
Top Ten Holdings

% of
Net Assets
L-3 Communications Holdings, Inc.	2.9%
Masco Corp.	2.0%
Fifth Third Bancorp	2.0%
Brady Corp.	1.8%
Omnicom Group, Inc.	1.7%
Hospitality Properties Trust	1.6%
Avnet, Inc.	1.6%
Zimmer Holdings, Inc.	1.5%
Molex, Inc.	1.5%
Capital One Financial Corp.	1.5%
Sector Allocation

% of
Equities
Financials	28.4%
Industrials	20.1%
Consumer Discretionary	13.6%
Health Care	12.0%
Information Technology	7.5%
Utilities	6.9%
Materials	4.6%
Energy	3.6%
Consumer Staples	3.3%

8

American Beacon Funds
Fund Expenses
April 30, 2011 (Unaudited)
Fund Expense Example
     As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees if applicable, and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in a particular Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2010 through April 30, 2011.
Actual Expenses
     The following tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the “Expenses Paid During Period” for the applicable Fund to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in a Fund through an IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

		Large Cap
	Balanced	Growth	Mid-Cap
Institutional Class	Fund	Fund	Value Fund
Beginning Account Value 11/1/10	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/11	$1,096.50	$1,181.18	$1,190.49
Expenses Paid During Period 11/1/10-4/30/11 *	$3.01	$5.14	$5.32
Annualized Expense Ratio	0.58%	0.95%	0.98%

		Large Cap
	Balanced	Growth	Mid-Cap
Y Class	Fund	Fund	Value Fund
Beginning Account Value 11/1/10	$1,000.00	$—	$1,000.00
Ending Account Value 4/30/11	$1,094.60	$—	$1,196.51
Expenses Paid During Period 11/1/10-4/30/11 *	$4.73	$—	$6.64
Annualized Expense Ratio	0.91%	—%	1.22%

	Balanced	Mid-Cap
Investor Class	Fund	Value Fund
Beginning Account Value 11/1/10	$1,000.00	$1,000.00
Ending Account Value 4/30/11	$1,094.60	$1,196.51
Expenses Paid During Period 11/1/10-4/30/11 *	$4.73	$6.64
Annualized Expense Ratio	0.91%	1.22%

	Balanced	Mid-Cap
Advisor Class	Fund	Value Fund
Beginning Account Value 11/1/10	$1,000.00	$1,000.00
Ending Account Value 4/30/11	$1,093.20	$1,188.00
Expenses Paid During Period 11/1/10-4/30/11 *	$5.61	$8.08
Annualized Expense Ratio	1.08%	1.49%

	Balanced	Large Cap	Mid-Cap
A Class	Fund	Growth Fund	Value Fund
Beginning Account Value 11/1/10	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/2011	$1,093.94	$1,176.67	$1,187.74
Expenses Paid During Period 11/1/10-4/30/11 *	$5.57	$7.81	$7.86
Annualized Expense Ratio	1.07%	1.45%	1.45%

	Balanced	Large Cap	Mid-Cap
C Class	Fund	Growth Fund	Value Fund
Beginning Account Value 11/1/10	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/2011	$1,089.84	$1,175.26	$1,182.16
Expenses Paid During Period 11/1/10-4/30/11 *	$9.46	$11.13	$12.12
Annualized Expense Ratio	1.83%	2.06%	2.24%

9

American Beacon Funds
Fund Expenses
April 30, 2011 (Unaudited)

	Balanced	Large Cap	Mid-Cap
AMR Class	Fund	Growth Fund	Value Fund
Beginning Account Value 11/1/10	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/2011	$1,097.38	$1,182.53	$1,191.85
Expenses Paid During Period 11/1/10-04/30/11 *	$1.72	$3.79	$4.24
Annualized Expense Ratio	0.33%	0.70%	0.78%

*	Expenses are equal to the Fund’s annualized expense ratio for the six-month period multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.
Hypothetical Example for Comparison Purposes
     The following tables provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in a particular Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in a Fund through an IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.
     You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by a Fund, such as redemption fees as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the following tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

		Large Cap
	Balanced	Growth	Mid-Cap
Institutional Class	Fund	Fund	Value Fund
Beginning Account Value 11/1/10	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/11	$1,021.92	$1,020.08	$1,019.93
Expenses Paid During Period 11/1/10-04/30/11 *	$2.91	$4.76	$4.91
Annualized Expense Ratio	0.58%	0.95%	0.98%

		Large Cap
	Balanced	Growth	Mid-Cap
Y Class	Fund	Fund	Value Fund
Beginning Account Value 11/1/10	$1,000.00	$—	$1,000.00
Ending Account Value 04/30/11	$1,020.28	$—	$1,018.74
Expenses Paid During Period 11/1/10-04/30/11 *	$4.56	$—	$6.11
Annualized Expense Ratio	0.91%	—%	1.22%

	Balanced	Mid-Cap
Investor Class	Fund	Value Fund
Beginning Account Value 11/1/10	$1,000.00	$1,000.00
Ending Account Value 04/30/11	$1,020.28	$1,018.74
Expenses Paid During Period 11/1/10-04/30/11 *	$4.56	$6.11
Annualized Expense Ratio	0.91%	1.22%

	Balanced	Mid-Cap
Advisor Class	Fund	Value Fund
Beginning Account Value 11/1/10	$1,000.00	$1,000.00
Ending Account Value 04/30/11	$1,019.44	$1,017.41
Expenses Paid During Period 11/1/10-04/30/11 *	$5.41	$7.45
Annualized Expense Ratio	1.08%	1.49%

10

American Beacon Funds
Fund Expenses
April 30, 2011 (Unaudited)

	Balanced	Large Cap	Mid-Cap
A Class	Fund	Growth Fund	Value Fund
Beginning Account Value 11/1/10	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/2011	$1,019.48	$1,017.62	$1,017.61
Expenses Paid During Period 11/1/10-4/30/11 *	$5.37	$7.24	$7.25
Annualized Expense Ratio	1.07%	1.45%	1.45%

	Balanced	Large Cap	Mid-Cap
C Class	Fund	Growth Fund	Value Fund
Beginning Account Value 11/1/10	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/2011	$1,015.74	$1,014.57	$1,013.68
Expenses Paid During Period 11/1/10-4/30/11 *	$9.13	$10.30	$11.19
Annualized Expense Ratio	1.83%	2.06%	2.24%

		Large Cap
	Balanced	Growth	Mid-Cap
AMR Class	Fund	Fund	Value Fund
Beginning Account Value 11/1/10.	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/11.	$1,023.16	$1,021.32	$1,020.93
Expenses Paid During Period 11/1/10-04/30/11 *	$1.66	$3.51	$3.91
Annualized Expense Ratio.

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half year period.

11

American Beacon Balanced Fund
Schedule of Investments
April 30, 2011 (Unaudited)

	Shares	Value
		($000)
COMMON STOCK - 61.56%
CONSUMER DISCRETIONARY - 4.94%
Auto Components - 0.43%
Johnson Controls, Inc.	$42,700	$1,751
Magna International, Inc.	40,500	2,075

		3,826

Automobiles - 0.47%
General Motors Co.A	52,900	1,698
Toyota Motor Corp.B	31,000	2,470

		4,168

Hotels, Restaurants & Leisure - 0.79%
Carnival Corp.	56,300	2,143
McDonald’s Corp.	33,500	2,624
Wyndham Worldwide Corp.	67,100	2,322

		7,089

Media - 0.91%
CBS Corp.	97,600	2,461
Comcast Corp.	115,600	2,839
The Interpublic Group of Cos Inc.	72,500	852
Time Warner Cable, Inc.	26,100	2,039

		8,191

Multiline Retail - 0.62%
JC Penney Co., Inc.	107,800	4,145
Target Corp.	27,950	1,372

		5,517

Specialty Retail - 1.72%
Abercrombie & Fitch Co.	35,200	2,492
Best Buy Co, Inc.	70,200	2,192
Home Depot, Inc.	60,250	2,238
RadioShack Corp.	73,400	1,160
The Gap, Inc.	318,700	7,406

		15,488

Total Consumer Discretionary		44,279

CONSUMER STAPLES - 4.72%
Beverages - 1.24%
Diageo plcB	64,400	5,240
PepsiCo, Inc.	85,600	5,897

		11,137

Food & Drug Retailing - 1.50%
CVS Caremark Corp.	160,600	5,820
Safeway, Inc.	71,100	1,728
Sysco Corp.	30,500	882
Wal-Mart Stores, Inc.	90,700	4,987

		13,417

Food Products - 0.16%
Kraft Foods, Inc.	42,500	1,427

Household Products - 0.10%
Kimberly-Clark Corp.	13,800	912

Tobacco - 1.72%
Altria Group, Inc.	97,200	2,609
Imperial Tobacco Group plcB	81,900	5,807
Philip Morris International, Inc.	$100,700	$6,992

		15,408

Total Consumer Staples		42,301

ENERGY - 7.68%
Energy Equipment & Services - 0.40%
Cobalt International Energy, Inc.A	81,800	1,145
Transocean Ltd.	33,700	2,452

		3,597

Oil & Gas - 7.28%
BP plcB	181,400	8,370
Chevron Corp.	62,128	6,799
ConocoPhillips	259,676	20,496
Exxon Mobil Corp.	61,000	5,368
Marathon Oil Corp.	7,900	427
Occidental Petroleum Corp.	59,700	6,823
Royal Dutch Shell plcB	101,900	7,985
Spectra Energy Corp.	222,900	6,473
Total S.A.B	38,000	2,441

		65,182

Total Energy		68,779

FINANCIALS - 15.81%
Banks - 5.67%
Bank of America Corp.	1,316,080	16,161
Fifth Third Bancorp	127,700	1,695
First Horizon National Corp.	84,400	924
KeyCorp.	138,857	1,204
PNC Financial Services Group, Inc.	164,758	10,271
SunTrust Banks, Inc.	98,500	2,777
Wells Fargo & Co.	576,098	16,770
Zions Bancorporation	41,550	1,016

		50,818

Diversified Financials - 5.81%
American Express Co.	115,300	5,659
Capital One Financial Corp.	115,300	6,310
Citigroup, Inc.	1,694,603	7,779
JPMorgan Chase & Co.	440,934	20,121
Mastercard, Inc.	2,100	579
Morgan Stanley	171,100	4,474
SLM Corp.	155,900	2,586
State Street Corp.	46,900	2,183
The Goldman Sachs Group Inc.	16,300	2,461

		52,152

Insurance - 3.72%
ACE Ltd.	43,100	2,898
Genworth Financial, Inc.	213,000	2,596
Hartford Financial Services Group, Inc.	126,400	3,662
Lincoln National Corp.	78,500	2,452
MetLife, Inc.	152,688	7,144
Prudential Financial, Inc.	21,200	1,345
The Allstate Corp.	174,900	5,919
The Travelers Cos., Inc.	32,900	2,082
XL Group plc	213,000	5,201

		33,299

See accompanying notes

12

American Beacon Balanced Fund
Schedule of Investments
April 30, 2011 (Unaudited)

	Shares	Value
		($000)
Real Estate - 0.61%
Annaly Capital Management, Inc.C	$201,100	$3,587
Chimera Investment Corp.C	452,272	1,832

		5,419
Total Financials		141,688

HEALTH CARE - 6.65%
Biotechnology - 0.36%
Amgen, Inc.	57,200	3,252

Health Care Equipment & Supplies - 1.14%
Baxter International, Inc.	89,200	5,076
Covidien plc	23,700	1,320
Medtronic, Inc.	92,200	3,849

		10,245

Health Care Providers & Services - 0.41%
WellPoint, Inc.	48,000	3,686

Pharmaceuticals - 4.74%
Bristol-Myers Squibb Co.	107,900	3,032
Eli Lilly & Co.	102,600	3,797
Johnson & Johnson	134,600	8,846
Merck & Co, Inc.	262,376	9,432
Novartis AGB	66,400	3,929
Pfizer, Inc.	635,454	13,319

		42,355

Total Health Care		59,538

INDUSTRIALS - 6.00%
Aerospace & Defense - 1.84%
Huntington Ingalls Industries, Inc.A	7,350	294
Lockheed Martin Corp.	73,000	5,785
Northrop Grumman Corp.	44,100	2,805
Raytheon Co.	94,400	4,583
The Boeing Co.	38,200	3,048

		16,515

Air Freight & Couriers - 0.27%
FedEx Corp.	25,700	2,459

Electrical Equipment - 0.36%
TE Connectivity Ltd.	90,425	3,242

Industrial Conglomerates - 1.99%
3M Co.	42,800	4,161
General Electric Co.	343,600	7,026
Honeywell International, Inc.	80,200	4,910
Tyco International Ltd.	34,725	1,692

		17,789

Machinery - 1.54%
Cummins, Inc.	11,800	1,418
Illinois Tool Works, Inc.	51,100	2,985
ITT Corp.	72,700	4,201
PACCAR, Inc.	97,200	5,163

		13,767

Total Industrials		53,772

INFORMATION TECHNOLOGY - 7.92%
Communications Equipment - 0.31%
Cisco Systems, Inc.	$158,500	$2,783

Computers & Peripherals - 3.21%
Apple, Inc.	11,110	3,869
Hewlett-Packard Co.	358,700	14,481
International Business Machines Corp.	61,500	10,491

		28,841

Electronic Equipment & Instruments - 0.18%
Avnet, Inc.	44,100	1,602

Office Electronics - 0.21%
Xerox Corp.	182,600	1,842

Semiconductor Equipment & Products - 1.98%
Applied Materials, Inc.	114,800	1,801
ASML Holding N.V.	26,930	1,125
Intel Corp.	412,700	9,570
Micron Technology, Inc.	294,500	3,325
Texas Instruments, Inc.	53,000	1,883

		17,704

Software - 2.03%
CA, Inc.	201,774	4,962
Microsoft Corp.	470,900	12,252
Oracle Corp.	26,200	945

		18,159

Total Information Technology		70,931

MATERIALS - 2.40%
Chemicals - 1.20%
Air Products & Chemicals, Inc.	22,100	2,111
Celanese Corp.	29,000	1,448
EI du Pont de Nemours & Co.	56,400	3,203
PPG Industries, Inc.	9,700	918
The Dow Chemical Co.	75,300	3,087

		10,767

Metals & Mining - 0.75%
Cliffs Natural Resources, Inc.	48,900	4,583
Newmont Mining Corp.	35,900	2,104

		6,687

Paper & Forest Products - 0.45%
International Paper Co.	129,700	4,005

Total Materials		21,459

TELECOMMUNICATION SERVICES - 2.74%
Diversified Telecommunication Services - 1.19%
AT&T, Inc.	229,877	7,154
Nokia OYJB	177,300	1,636
Verizon Communications, Inc.	49,808	1,882

		10,672

Wireless Telecommunication Services - 1.55%
Vodafone Group plcB	475,300	13,841

Total Telecommunication Services		24,513

See accompanying notes

13

American Beacon Balanced Fund
Schedule of Investments
April 30, 2011 (Unaudited)

	Shares	Value
		($000)
UTILITIES - 2.70%
CenterPoint Energy, Inc.	$197,800	$3,679
Dominion Resources, Inc.	101,400	4,707
Edison International	71,300	2,800
Entergy Corp.	20,100	1,401
Exelon Corp.	129,800	5,472
PPL Corp.	64,300	1,764
Public Service Enterprise Group, Inc.	134,300	4,320

Total Utilities		24,143

Total Common Stock (Cost $475,662)		551,403

PREFERRED STOCK - 0.35 (Cost $3,130)
CONSUMER DISCRETIONARY - 0.35%
General Motors Co.	62,400	3,108

	Par Amount	Value
	(dollars in thousands)
CORPORATE OBLIGATION - 14.88%
Finance - 6.62%
AEGON Funding Co., LLC,
5.75%, Due 12/15/2020	350	372
Aflac, Inc.,
8.50%, Due 5/15/2019	190	232
American Express Co.,
8.15%, Due 3/19/2038	225	307
American Express Credit Corp.,
5.125%, Due 8/25/2014	720	786
2.75%, Due 9/15/2015	150	150
American International Group, Inc.,
6.40%, Due 12/15/2020	625	684
ANZ National Int’l Ltd/London,
2.375%, Due 12/21/2012D	350	355
Bank of America Corp.,
4.50%, Due 4/1/2015	380	400
6.50%, Due 8/1/2016	2,090	2,355
7.80%, Due 9/15/2016	700	807
7.625%, Due 6/1/2019	925	1,091
Bank One Corp.,
4.90%, Due 4/30/2015	250	266
Barclays Bank plc,
3.90%, Due 4/7/2015	330	346
6.75%, Due 5/22/2019	350	400
BNP Paribas,
3.60%, Due 2/23/2016	320	325
Canadian Imperial Bank of Commerce/Canada,
1.45%, Due 9/13/2013	515	517
Citigroup, Inc.,
1.235%, Due 4/1/2014E	300	300
6.375%, Due 8/12/2014	920	1,028
0.591%, Due 11/5/2014E	320	312
6.01%, Due 1/15/2015	540	599
6.125%, Due 11/21/2017	660	732
8.50%, Due 5/22/2019	1,000	1,246
CME Group, Inc.,
5.40%, Due 8/1/2013	260	284
5.75%, Due 2/15/2014	465	517
CNA Financial Corp.,
7.35%, Due 11/15/2019	245	284
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands,
4.20%, Due 5/13/2014D	200	214
2.125%, Due 10/13/2015	385	377
Deutsche Bank AG/London,
3.875%, Due 8/18/2014	325	342
Fifth Third Bancorp,
3.625%, Due 1/25/2016	325	330
8.25%, Due 3/1/2038	1,500	1,840
General Electric Capital Corp.,
0.493%, Due 1/8/2016E	1,125	1,090
5.40%, Due 2/15/2017	390	428
5.625%, Due 5/1/2018	765	838
6.00%, Due 8/7/2019	350	390
5.50%, Due 1/8/2020	250	269
5.30%, Due 2/11/2021	190	197
5.875%, Due 1/14/2038	625	632
HCP, Inc.,
5.375%, Due 2/1/2021	400	416
HSBC Finance Corp.,
0.528%, Due 1/15/2014E	1,050	1,035
ING Bank N.V.,
5.125%, Due 5/1/2015D	450	465
JPMorgan Chase & Co.,
1.074%, Due 1/24/2014E	1,375	1,381
3.70%, Due 1/20/2015	1,240	1,288
6.00%, Due 1/15/2018	375	417
5.50%, Due 10/15/2040	325	325
JPMorgan Chase Bank NA,
0.640%, Due 6/13/2016D E	415	399
KeyCorp,
5.10%, Due 3/24/2021	200	205
Liberty Mutual Insurance Co.,
7.875%, Due 10/15/2026D	1,500	1,660
Lincoln National Corp.,
4.75%, Due 2/15/2014	245	259
Lloyds TSB Bank plc,
4.375%, Due 1/12/2015D	325	336
6.375%, Due 1/21/2021	210	225
Mellon Funding Corp.,
0.463%, Due 5/15/2014E	250	249
Merrill Lynch & Co, Inc.,
6.40%, Due 8/28/2017	1,000	1,115
6.50%, Due 7/15/2018	260	285
6.11%, Due 1/29/2037	365	357
MetLife Institutional Funding II,
1.201%, Due 4/4/2014D E	600	602
MetLife, Inc.,
5.00%, Due 11/24/2013	495	535
6.375%, Due 6/15/2034	350	388
Monumental Global Funding III,
0.478%, Due 1/15/2014D E	325	314
Morgan Stanley,
0.590%, Due 1/9/2014E	2,860	2,799
0.758%, Due 10/15/2015E	920	887
7.30%, Due 5/13/2019	350	401
5.625%, Due 9/23/2019	350	364
National Australia Bank Ltd.,
4.375%, Due 12/10/2020D	325	317
See accompanying notes

14

American Beacon Balanced Fund
Schedule of Investments
April 30, 2011 (Unaudited)

	Par Amount	Value
		($000)
National Rural Utilities Cooperative Finance Corp.,
1.125%, Due 11/1/2013	380	380
Nationwide Building Society,
5.50%, Due 7/18/2012D	500	524
4.875%, Due 1/27/2020D	300	310
PNC Funding Corp.,
4.25%, Due 9/21/2015	730	776
4.375%, Due 8/11/2020	330	333
Pricoa Global Funding I,
5.40%, Due 10/18/2012D	175	185
Prudential Financial, Inc.,
5.10%, Due 9/20/2014	445	484
7.375%, Due 6/15/2019	300	357
Societe Generale,
2.20%, Due 9/14/2013D	300	302
1.326%, Due 4/11/2014D E	900	901
State Street Corp.,
4.30%, Due 5/30/2014	290	313
2.875%, Due 3/7/2016	570	575
SunTrust Banks, Inc.,
3.60%, Due 4/15/2016	200	203
The Bank of New York Mellon Corp,
4.95%, Due 11/1/2012	—	—
1.50%, Due 1/31/2014	380	382
4.30%, Due 5/15/2014	380	411
The Bear Stearns Cos., Inc.,
7.25%, Due 2/1/2018	1,460	1,715
The Goldman Sachs Group, Inc.,
5.35%, Due 1/15/2016	725	786
6.25%, Due 9/1/2017	650	724
5.95%, Due 1/18/2018	565	618
6.00%, Due 6/15/2020	175	189
6.75%, Due 10/1/2037	1,902	1,971
The Travelers Cos Inc,
3.90%, Due 11/1/2020	160	155
Travelers Property Casualty Corp.,
5.00%, Due 3/15/2013	640	685
UBS AG/Stamford CT,
5.875%, Due 12/20/2017	325	363
UnitedHealth Group, Inc.,
6.625%, Due 11/15/2037	1,625	1,808
US Bancorp,
1.375%, Due 9/13/2013	570	572
Wachovia Corp.,
0.648%, Due 10/15/2016E	650	615
5.75%, Due 2/1/2018	775	865
Wells Fargo & Co.,
5.625%, Due 12/11/2017	250	279
4.60%, Due 4/1/2021	380	384
Westpac Banking Corp.,
2.25%, Due 11/19/2012	330	336
Willis North America, Inc.,
6.20%, Due 3/28/2017	360	392

		59,284

Industrials - 6.77%
Alltel Corp.,
7.00%, Due 7/1/2012	300	321
Altria Group, Inc.,
9.70%, Due 11/10/2018	365	486
America Movil SAB de CV,
6.375%, Due 3/1/2035	350	381
American Honda Finance Corp.,
4.625%, Due 4/2/2013D	425	451
3.875%, Due 9/21/2020D	150	147
Analog Devices, Inc.,
3.00%, Due 4/15/2016	$170	$173
Anheuser-Busch InBev Worldwide, Inc.,
3.00%, Due 10/15/2012	470	484
5.00%, Due 4/15/2020	330	354
8.00%, Due 11/15/2039	125	171
Apache Corp.,
5.10%, Due 9/1/2040	170	163
AT&T, Inc.,
5.10%, Due 9/15/2014	860	949
5.625%, Due 6/15/2016	400	451
5.50%, Due 2/1/2018	300	331
6.80%, Due 5/15/2036	150	166
6.40%, Due 5/15/2038	1,840	1,963
5.35%, Due 9/1/2040D	283	265
Baxter International, Inc.,
1.80%, Due 3/15/2013	230	234
Becton Dickinson and Co.,
3.25%, Due 11/12/2020	375	353
BP Capital Markets plc,
3.20%, Due 3/11/2016	855	862
Burlington Northern Santa Fe LLC,
5.75%, Due 3/15/2018	425	480
7.95%, Due 8/15/2030	205	264
5.75%, Due 5/1/2040	170	175
Cameron International Corp.,
6.375%, Due 7/15/2018	215	244
Canadian National Railway Co.,
5.55%, Due 5/15/2018	350	392
Canadian Natural Resources Ltd.,
6.25%, Due 3/15/2038	365	403
Caterpillar Financial Services Corp.,
1.90%, Due 12/17/2012	300	306
6.125%, Due 2/17/2014	620	701
2.75%, Due 6/24/2015	340	350
Cellco Partnership / Verizon Wireless Capital LLC,
3.75%, Due 5/20/2011	360	360
8.50%, Due 11/15/2018	415	539
Cisco Systems, Inc.,
1.625%, Due 3/14/2014	575	578
Cliffs Natural Resources, Inc.,
4.875%, Due 4/1/2021	225	228
Coca-Cola Refreshments USA, Inc.,
7.375%, Due 3/3/2014	175	204
Comcast Cable Communications Holdings, Inc.,
8.375%, Due 3/15/2013	128	144
Comcast Corp.,
6.30%, Due 11/15/2017	480	552
5.875%, Due 2/15/2018	305	340
6.45%, Due 3/15/2037	2,630	2,791
6.55%, Due 7/1/2039	350	378
ConocoPhillips,
4.60%, Due 1/15/2015	900	989
5.20%, Due 5/15/2018	425	474
See accompanying notes

15

American Beacon Balanced Fund
Schedule of Investments
April 30, 2011 (Unaudited)

	Par Amount	Value
		($000)
Cooper US, Inc.,
2.375%, Due 1/15/2016	570	567
3.875%, Due 12/15/2020	250	248
CSX Corp.,
5.50%, Due 4/15/2041	325	320
CVS Caremark Corp.,
3.25%, Due 5/18/2015	170	174
Daimler Finance North America LLC,
5.75%, Due 9/8/2011	550	560
EI du Pont de Nemours & Co,
5.875%, Due 1/15/2014	95	106
3.25%, Due 1/15/2015	545	570
Ensco plc,
4.70%, Due 3/15/2021	280	283
EOG Resources, Inc.,
2.50%, Due 2/1/2016	325	322
Express Scripts, Inc.,
6.25%, Due 6/15/2014	570	639
France Telecom S.A.,
4.375%, Due 7/8/2014	295	319
2.125%, Due 9/16/2015	150	149
GlaxoSmithKline Capital, Inc.,
5.65%, Due 5/15/2018	250	284
Health Care REIT, Inc.,
3.625%, Due 3/15/2016	240	240
5.25%, Due 1/15/2022	280	281
Hewlett-Packard Co.,
6.125%, Due 3/1/2014	460	518
2.20%, Due 12/1/2015	325	323
Home Depot, Inc.,
4.40%, Due 4/1/2021	300	302
Honeywell International, Inc.,
4.25%, Due 3/1/2013	580	616
Hospira, Inc.,
6.05%, Due 3/30/2017	260	292
International Business Machines Corp.,
4.75%, Due 11/29/2012	480	510
7.625%, Due 10/15/2018	770	974
ITT Corp.,
4.90%, Due 5/1/2014	490	530
John Deere Capital Corp.,
4.90%, Due 9/9/2013	620	675
Johnson Controls, Inc.,
5.00%, Due 3/30/2020	320	340
Kellogg Co.,
4.25%, Due 3/6/2013	500	528
Koninklijke Philips Electronics N.V.,
5.75%, Due 3/11/2018	335	379
Kraft Foods, Inc.,
6.50%, Due 2/9/2040	245	273
Lorillard Tobacco Co.,
8.125%, Due 6/23/2019	310	367
Marathon Oil Corp.,
6.00%, Due 10/1/2017	415	473
Marathon Petroleum Corp.,
3.50%, Due 3/1/2016D	335	339
McKesson Corp.,
3.25%, Due 3/1/2016	160	164
Medtronic, Inc.,
3.00%, Due 3/15/2015	1,065	1,105
Norfolk Southern Corp.,
5.75%, Due 4/1/2018	425	483
Northrop Grumman Corp.,
5.05%, Due 8/1/2019	150	161
Novartis Capital Corp.,
2.90%, Due 4/24/2015	695	718
Petrobras International Finance Co. — Pifco,
3.875%, Due 1/27/2016	360	365
6.875%, Due 1/20/2040	125	131
4.00%, Due 3/29/2021	400	398
Shell International Finance BV,
3.10%, Due 6/28/2015	340	353
Simon Property Group LP,
5.75%, Due 12/1/2015	460	515
10.35%, Due 4/1/2019	325	452
Teck Resources Ltd.,
6.00%, Due 8/15/2040	165	171
Telecom Italia Capital S.A.,
4.95%, Due 9/30/2014	195	206
Telefonica Emisiones SAU,
4.949%, Due 1/15/2015	185	198
6.421%, Due 6/20/2016	350	394
The Boeing Co,
1.875%, Due 11/20/2012	350	356
The Coca-Cola Co,
0.75%, Due 11/15/2013	930	922
The Dow Chemical Co,
2.50%, Due 2/15/2016	155	152
4.25%, Due 11/15/2020	195	191
Thomson Reuters Corp.,
4.70%, Due 10/15/2019	150	159
Time Warner Cable, Inc.,
5.85%, Due 5/1/2017	350	389
6.75%, Due 7/1/2018	755	870
7.30%, Due 7/1/2038	1,920	2,203
Time Warner, Inc.,
4.875%, Due 3/15/2020	160	166
4.75%, Due 3/29/2021	325	331
Transocean, Inc.,
6.80%, Due 3/15/2038	3,170	3,425
Tyco Electronics Group S.A.,
6.55%, Due 10/1/2017	455	532
Tyco International Finance S.A.,
3.75%, Due 1/15/2018	325	326
8.50%, Due 1/15/2019	385	492
Union Pacific Corp.,
7.875%, Due 1/15/2019	350	443
United Parcel Service, Inc.,
3.125%, Due 1/15/2021	745	699
United Technologies Corp.,
6.125%, Due 7/15/2038	210	237
UnitedHealth Group, Inc.,
4.875%, Due 2/15/2013	595	633
3.875%, Due 10/15/2020	325	315
Valero Energy Corp.,
9.375%, Due 3/15/2019	155	201
6.625%, Due 6/15/2037	185	195
Verizon Communications, Inc.,
5.50%, Due 4/1/2017	350	393
4.60%, Due 4/1/2021	380	388
6.90%, Due 4/15/2038	275	315
See accompanying notes

16

American Beacon Balanced Fund
Schedule of Investments
April 30, 2011 (Unaudited)

	Par Amount	Value
		($000)
Viacom, Inc.,
6.875%, Due 4/30/2036	$2,880	$3,224
Vodafone Group plc,
6.15%, Due 2/27/2037	365	398
Wal-Mart Stores, Inc.,
7.55%, Due 2/15/2030	350	451
5.625%, Due 4/15/2041	205	212
Xerox Corp.,
5.65%, Due 5/15/2013	75	81
8.25%, Due 5/15/2014	160	188
4.25%, Due 2/15/2015	400	424

		60,618

Other Government - 0.08%
Province of Ontario Canada,
4.10%, Due 6/16/2014	350	379
3.15%, Due 12/15/2017	325	328

		707

Utilities - 1.41%
Columbus Southern Power Co.,
5.50%, Due 3/1/2013	660	709
Commonwealth Edison Co.,
4.00%, Due 8/1/2020	175	172
Consolidated Edison Co of New York, Inc.,
5.50%, Due 12/1/2039	350	360
Dominion Resources, Inc.,
1.80%, Due 3/15/2014	800	804
Duke Energy Carolinas LLC,
5.10%, Due 4/15/2018	350	385
Duke Energy Indiana, Inc.,
6.05%, Due 6/15/2016	520	591
EDF S.A.,
4.60%, Due 1/27/2020D	320	330
Energy Transfer Partners LP,
8.50%, Due 4/15/2014	605	710
9.00%, Due 4/15/2019	260	332
Enterprise Products Operating LLC,
5.65%, Due 4/1/2013	400	432
6.125%, Due 10/15/2039	310	316
Exelon Generation Co LLC,
5.20%, Due 10/1/2019	275	286
6.25%, Due 10/1/2039	310	315
FirstEnergy Solutions Corp.,
4.80%, Due 2/15/2015	175	186
Midamerican Energy Holdings Co.,
5.875%, Due 10/1/2012	760	810
6.125%, Due 4/1/2036	350	376
ONEOK Partners LP,
6.125%, Due 2/1/2041	400	413
Pacific Gas & Electric Co.,
6.25%, Due 12/1/2013	175	194
3.50%, Due 10/1/2020	300	281
Progress Energy, Inc.,
4.875%, Due 12/1/2019	350	369
Sempra Energy,
6.50%, Due 6/1/2016	315	363
Southern Power Co.,
6.25%, Due 7/15/2012	525	556
Spectra Energy Capital LLC,
5.668%, Due 8/15/2014	310	343
5.65%, Due 3/1/2020	310	333
TransCanada PipeLines Ltd.,
7.625%, Due 1/15/2039	340	430
6.10%, Due 6/1/2040	170	183
Union Electric Co.,
6.70%, Due 2/1/2019	$430	$500
Virginia Electric and Power Co.,
5.40%, Due 4/30/2018	350	388
Westar Energy, Inc.,
6.00%, Due 7/1/2014	175	193
Xcel Energy, Inc.,
5.613%, Due 4/1/2017	869	956

		12,616

Total Corporate Obligations (Cost $124,712)		133,225
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 1.21%
Banc of America Commercial Mortgage, Inc.,
5.317%, Due 9/10/2047, 2006-5 A2	332	337
5.634%, Due 4/10/2049, 2007-2 A2	491	501
Bear Stearns Commercial Mortgage Securities,
5.201%, Due 12/11/2038, 2006-PWR14 A4	665	721
5.54%, Due 9/11/2041, 2006-PW13 A4	1,070	1,179
4.831%, Due 7/11/2042, 2004-PWR5 A4	510	530
Citigroup Commercial Mortgage Trust,
4.38%, Due 10/15/2041, 2004-C2 A3	552	556
Citigroup/Deutsche Bank Commercial Mortgage Trust,
5.886%, Due 11/15/2044, 2007-CD5 A4	930	1,030
GS Mortgage Securities Corp II,
4.607%, Due 7/10/2039, 2005-GG4 A3	350	357
3.679%, Due 8/10/2043, 2010-C1 A1D	386	396
3.849%, Due 12/10/2043, 2010-C2D	546	563
3.645%, Due 3/10/2044, 2011-GC3 A2	500	510
JP Morgan Chase Commercial Mortgage Securities Corp.,
4.678%, Due 7/15/2042, 2005-LDP2 A3A	314	324
3.853%, Due 6/15/2043, 2010-C1 A1D	688	713
4.388%, Due 2/16/2046, 2011-C3A A3D	550	566
4.625%, Due 3/15/2046, 2005-LDP1 A2	409	415
5.932%, Due 2/12/2049, 2007-CB19 A4	550	606
5.629%, Due 2/12/2051, 2007-CB20 A2	664	686
LB-UBS Commercial Mortgage Trust,
5.424%, Due 2/15/2040, 2007-C1 A4	500	543
Wachovia Bank Commercial Mortgage Trust,
5.927%, Due 6/15/2049, 2007-C32 A2	310	325

Total Non-Agency Mortgage-Backed Obligations (Cost $9,996)		10,858
See accompanying notes

17

American Beacon Balanced Fund
Schedule of Investments
April 30, 2011 (Unaudited)

	Par Amount	Value
		($000)
ASSET-BACKED SECURITIES - 0.88%		$353
American Express Credit Account Master Trust,
5.35%, Due 1/15/2014, 2006-2 A	1,400	1,410
Citibank Credit Card Issuance Trust,
1.769%, Due 5/15/2014, 2009-A2 A2E	650	659
CNH Equipment Trust,
1.17%, Due 5/15/2015, 2010-C A3	520	521
Discover Card Master Trust,
1.519%, Due 2/17/2015, 2009-A2 AE	200	203
Ford Credit Auto Lease Trust,
1.04%, Due 3/15/2013, 2010-A A2D	227	227
Ford Credit Floorplan Master Owner Trust,
1.769%, Due 9/15/2014, 2009-2 AE	350	355
Harley-Davidson Motorcycle Trust,
1.87%, Due 2/15/2014, 2009-4 A3	350	352
Honda Auto Receivables Owner Trust,
3.30%, Due 9/15/2015, 2009-3 A4	470	487
Hyundai Auto Receivables Trust,
3.15%, Due 3/15/2016, 2009-A A4	270	281
John Deere Owner Trust,
2.59%, Due 10/15/2013, 2009-A A3	144	145
3.96%, Due 5/16/2016, 2009-A A4	265	274
Nissan Master Owner Trust Receivables,
1.369%, Due 1/15/2015, 2010-AA AD E	650	657
Volkswagen Auto Loan Enhanced Trust,
0.66%, Due 5/21/2012, 2010-1 A2	74	74
6.24%, Due 7/20/2015, 2008-2 A4A	400	424
World Omni Auto Receivables Trust,
1.11%, Due 5/15/2015, 2011-A A3	380	380

Total Asset-Backed Securities (Cost $7,764)		7,867

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 6.00%
Federal Home Loan Mortgage Corporation
4.50%, Due 3/1/2019	396	421
5.00%, Due 10/1/2020	156	168
4.50%, Due 5/1/2025	2,031	2,149
3.50%, Due 10/1/2025	1,098	1,114
4.00%, Due 3/15/2026	805	848
5.00%, Due 8/1/2033	858	911
5.50%, Due 2/1/2034	720	779
5.00%, Due 3/1/2034	652	692
6.00%, Due 6/1/2034	502	555
6.00%, Due 8/1/2034	398	439
5.00%, Due 8/1/2035	620	657
5.00%, Due 9/1/2035	1,224	1,297
6.00%, Due 8/1/2036	335	367
5.50%, Due 11/1/2036	587	632
5.50%, Due 4/1/2037	797	858
5.50%, Due 5/1/2037	402	433
6.00%, Due 9/1/2037	256	280
5.50%, Due 12/1/2037	678	731
6.00%, Due 3/1/2038	1,183	1,296
5.50%, Due 5/1/2038	337	363
5.50%, Due 10/1/2039	734	790
4.00%, Due 1/1/2041	1,491	1,483
4.50%, Due 2/1/2041	1,495	1,538

		18,801

Federal National Mortgage Association
5.50%, Due 2/1/2014	$97	$105
6.00%, Due 4/1/2016	126	137
5.00%, Due 12/1/2017	359	387
4.50%, Due 9/1/2018	240	256
4.00%, Due 8/1/2020	429	451
5.00%, Due 12/1/2023	281	300
4.50%, Due 4/1/2024	539	572
4.50%, Due 3/1/2025	534	566
4.50%, Due 5/1/2025	1,170	1,236
3.50%, Due 1/1/2026	393	399
5.00%, Due 3/1/2034	936	994
4.50%, Due 9/1/2034	452	469
5.50%, Due 12/1/2035	451	488
5.50%, Due 1/1/2036	514	556
5.00%, Due 2/1/2036	434	460
5.50%, Due 2/1/2036	421	455
5.00%, Due 3/1/2036	786	834
5.50%, Due 4/1/2036	562	607
6.00%, Due 9/1/2036	442	485
6.50%, Due 9/1/2036	941	1,062
5.50%, Due 12/1/2036	722	779
5.50%, Due 2/1/2037	726	783
5.50%, Due 8/1/2037	578	625
5.50%, Due 3/1/2038	1,182	1,273
5.00%, Due 6/1/2038	1,156	1,222
5.50%, Due 6/1/2038	1,541	1,661
6.00%, Due 9/1/2038	251	275
4.50%, Due 1/1/2040	1,821	1,877
5.00%, Due 7/1/2040	2,013	2,129
4.00%, Due 9/1/2040	1,414	1,410
5.00%, Due 1/1/2041	2,145	2,266

		25,119

Government National Mortgage Association
7.00%, Due 12/15/2025	189	217
6.50%, Due 8/15/2027	211	239
6.50%, Due 11/15/2027	218	248
7.50%, Due 12/15/2028	176	204
5.50%, Due 7/15/2033	543	595
6.00%, Due 12/15/2033	562	627
5.00%, Due 10/15/2039	3,025	3,260
5.50%, Due 2/20/2034	767	838
5.50%, Due 2/15/2040	1,189	1,295
4.50%, Due 10/20/2040	1,101	1,153
5.00%, Due 2/20/2041	1,070	1,148

		9,824

Total U.S. Agency Mortgage-Backed Obligations (Cost $51,547)		53,744

U.S. AGENCY OBLIGATIONS - 4.76%
Federal Home Loan Mortgage Corporation
4.50%, Due 1/15/2015	22,140	24,494

Federal National Mortgage Association
5.125%, Due 1/2/2014	645	708
4.625%, Due 10/15/2014	1,000	1,109
6.25%, Due 5/15/2029	12,200	14,840

		16,657

See accompanying notes

18

American Beacon Balanced Fund
Schedule of Investments
April 30, 2011 (Unaudited)

	Par Amount	Value
		($000)
Government National Mortgage Association
1.692%, Due 11/16/2035	347	347
2.989%, Due 3/16/2039	988	1,008

		1,437

Total U.S. Agency Obligations (Cost $37,905)		42,588

U.S. TREASURY OBLIGATIONS - 4.68%
U.S. Treasury Bonds
7.875%, Due 2/15/2021	1,200	1,667
6.25%, Due 8/15/2023	800	1,005
6.875%, Due 8/15/2025	580	773
5.25%, Due 11/15/2028	750	858
4.75%, Due 2/15/2037	130	138
4.50%, Due 8/15/2039	1,630	1,655
4.25%, Due 11/15/2040	3,885	3,777

		9,873

U.S. Treasury Notes
1.375%, Due 1/15/2013	2,480	2,517
2.625%, Due 7/31/2014	5,000	5,236
2.25%, Due 1/31/2015	1,600	1,650
2.50%, Due 4/30/2015	1,000	1,039
2.00%, Due 1/31/2016	3,600	3,621
3.00%, Due 9/30/2016	600	627
3.125%, Due 10/31/2016	4,500	4,723
4.25%, Due 8/15/2015	1,200	1,330
3.75%, Due 11/15/2018	2,500	2,663
3.625%, Due 2/15/2020	1,975	2,054
3.625%, Due 2/15/2021	6,380	6,552

		32,012

Total U.S. Treasury Obligations (Cost $40,736)		41,885

	Par Amount
MUNICIPAL OBLIGATIONS - 0.38%
Municipal Electric Authority of Georgia,
6.64%, Due 4/1/2057	1,920	1,827
6.66%, Due 4/1/2057	710	668
New Jersey State Turnpike Authority,
7.102%, Due 1/1/2041	790	890

Total Municipal Obligations (Cost $3,407)		3,385

Shares
SHORT-TERM INVESTMENTS - 4.62%
JPMorgan U.S. Government Money Market Fund	20,398,562	20,399

	Par Amount
United States Treasury Bill,
0.193%, Due 8/25/2011	5,900	5,896
United States Treasury Bill,
0.01%, Due 3/8/2012	15,120	15,089

Total Short-Term Investments (Cost $41,384)		41,384

TOTAL INVESTMENTS - 99.32% (Cost $796,243)		889,447
OTHER ASSETS, NET OF LIABILITIES - 0.68%		6,113

TOTAL NET ASSETS - 100.00%		$895,560

A	Non-income producing security.

B	ADR — American Depositary Receipt.

C	REIT

D	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $13,029 or 1.46% of net assets. The Fund has no right to demand registration of these securities.

E	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

19

American Beacon Balanced Fund
Schedule of Investments
April 30, 2011 (Unaudited)
Futures Contracts
  (dollars in thousands)

				Unrealized
	Number of			Appreciation/
	Contracts	Expiration Date	Value	(Depreciation)
S&P 500 Mini E Index Future	294	June, 2011	19,988	802

			19,988	802

See accompanying notes

20

American Beacon Large Cap Growth Fund
Schedule of Investments
April 30, 2011 (Unaudited)

	Shares	Value
		($000)
COMMON STOCK - 96.19%
CONSUMER DISCRETIONARY - 15.77%
Auto Components - 0.54%
BorgWarner, Inc.	6,800	$525

Automobiles - 0.50%
Ford Motor Co.	31,100	481

Hotels, Restaurants & Leisure - 3.29%
Ctrip.com International Ltd., ADRA	9,600	468
Darden Restaurants, Inc.	15,404	724
Las Vegas Sands Corp.B	15,500	729
The Cheesecake Factory IncB	25,377	746
Yum! Brands, Inc.	9,400	504

		3,171

Household Durables - 0.88%
Whirlpool Corp.	9,829	847

Internet & Catalog Retail - 2.36%
Amazon.com, Inc.B	5,850	1,150
priceline.com, Inc.B	2,050	1,121

		2,271

Media - 1.22%
Scripps Networks Interactive, Inc.	9,200	473
The Walt Disney Co.	16,300	703

		1,176

Multiline Retail - 0.96%
Costco Wholesale Corp.	6,000	485
Dollar General Corp.B	13,400	437

		922

Specialty Retail - 5.15%
AutoZone, Inc.B	2,885	815
Dollar Tree, Inc.B	16,003	920
Ltd Brands, Inc.	25,551	1,051
O’Reilly Automotive, Inc.B	8,850	523
PetSmart, Inc.	18,911	797
Ross Stores, Inc.	11,611	856

		4,962

Textiles & Apparel - 0.87%
Coach, Inc.	13,943	834

Total Consumer Discretionary		15,189

CONSUMER STAPLES - 1.93%
Food & Drug Retailing - 0.85%
Walgreen Co.	19,162	819

Food Products - 0.49%
Green Mountain Coffee Roasters, Inc.B	7,000	469

Personal Products - 0.59%
The Estee Lauder Cos Inc.	5,900	572

Total Consumer Staples		1,860

ENERGY - 6.99%
Energy Equipment & Services - 3.58%
FMC Technologies, Inc.B	20,000	930
Halliburton Co.	9,600	485
Helmerich & Payne, Inc.	12,753	846
Schlumberger Ltd.	13,200	1,184

		3,445

Oil & Gas - 3.41%
Concho Resources, Inc.B	4,500	481
Occidental Petroleum Corp.	17,137	1,958
Peabody Energy Corp.	12,672	847

		3,286

Total Energy		6,731

FINANCIALS - 6.58%
Diversified Financials - 5.78%
American Express Co.	16,743	822
Ameriprise Financial, Inc.	13,575	842
CME Group, Inc.	1,500	444
Franklin Resources, Inc.	5,300	684
IntercontinentalExchange, Inc.B	3,550	427
JPMorgan Chase & Co.	16,000	730
TD Ameritrade Holding Corp.	20,800	448
The Charles Schwab Corp.	25,000	458
The Goldman Sachs Group Inc.	4,700	710

		5,565

Real Estate - 0.80%
CB Richard Ellis Group, Inc.B	29,000	775

Total Financials		6,340

HEALTH CARE - 8.51%
Biotechnology - 0.78%
Gilead Sciences, Inc.B	19,301	750

Health Care Equipment & Supplies - 1.09%
Edwards Lifesciences Corp.B	2,900	250
Intuitive Surgical, Inc.B	1,000	350
Varian Medical Systems, Inc.	6,400	449

		1,049

Health Care Providers & Services - 5.31%
AmerisourceBergen Corp.	22,379	909
Cardinal Health, Inc.	20,439	893
Express Scripts, Inc.B	36,269	2,058
UnitedHealth Group, Inc.	25,409	1,251

		5,111

Pharmaceuticals - 1.33%
Mylan, Inc.B	18,600	464
Perrigo Co.	1,550	140
Shire plc, ADRA	7,300	680

		1,284

Total Health Care		8,194

INDUSTRIALS - 18.96%
Aerospace & Defense - 1.46%
Goodrich Corp.	5,500	486
United Technologies Corp.	10,300	923

		1,409

Air Freight & Couriers - 0.54%
CH Robinson Worldwide, Inc.	6,500	521

See accompanying notes

21

American Beacon Large Cap Growth Fund
Schedule of Investments
April 30, 2011 (Unaudited)

	Shares	Value
		($000)
Construction & Engineering - 0.83%
Fluor Corp.	11,400	$797

Industrial Conglomerates - 2.65%
General Electric Co.	38,640	790
Honeywell International, Inc.	14,315	877
KBR, Inc.	23,146	888

		2,555

Machinery - 10.24%
Caterpillar, Inc.	7,395	853
Cummins, Inc.	7,791	936
Danaher Corp.	23,300	1,287
Deere & Co.	18,614	1,816
Dover Corp.	12,660	861
Eaton Corp.	15,678	839
Illinois Tool Works, Inc.	13,800	806
Joy Global, Inc.	8,704	879
Oshkosh Corp.	22,840	723
Parker Hannifin Corp.	9,119	860

		9,860

Road & Rail - 2.31%
Union Pacific Corp.	21,525	2,227

Trading Companies & Distributors - 0.93%
WW Grainger, Inc.	5,883	892

Total Industrials		18,261

INFORMATION TECHNOLOGY - 32.33%
Communications Equipment - 1.20%
Cisco Systems, Inc.	44,215	776
Juniper Networks, Inc.B	9,800	376

		1,152

Computers & Peripherals - 11.94%
Apple, Inc.	8,620	3,001
Dell, Inc.B	52,497	814
EMC Corp/Massachusetts	76,785	2,176
Hewlett-Packard Co.	16,546	668
International Business Machines Corp.	5,116	873
Lexmark International, Inc.B	20,947	676
NetApp, Inc.B	9,600	499
SanDisk Corp.B	18,156	892
Teradata Corp.B	17,039	953
Western Digital Corp.B	24,084	959

		11,511

Internet Software & Services - 2.99%
Baidu Inc/China, ADRA B	5,050	750
Google, Inc.B	3,059	1,664
VeriSign, Inc.	12,500	462

		2,876

IT Consulting & Services - 2.82%
Cognizant Technology Solutions Corp.B	24,000	1,989
Visa, Inc.	9,250	723

		2,712

Semiconductor Equipment & Products - 6.80%
Altera Corp.	31,331	1,526
Intel Corp.	34,521	801
QLogic Corp.B	45,227	813
QUALCOMM, Inc.	25,600	1,455
Skyworks Solutions, Inc.	21,852	687
Texas Instruments, Inc.	35,930	1,277

		6,559

Software - 6.58%
Autodesk, Inc.	14,700	661
Cerner Corp.B	4,300	517
Citrix Systems, Inc.B	9,200	776
Intuit, Inc.B	9,300	517
Microsoft Corp.	27,145	706
Oracle Corp.	63,226	2,279
Salesforce.com, Inc.B	4,400	610
VMware, Inc.B	2,900	277

		6,343

Total Information Technology		31,153

MATERIALS - 4.39%
Chemicals - 1.42%
Albemarle Corp.	13,992	987
Ecolab, Inc.	7,150	377

		1,364

Metals & Mining - 2.97%
Cliffs Natural Resources, Inc.	6,160	577
Freeport-McMoRan Copper & Gold, Inc.	15,254	840
Walter Energy, Inc.	10,501	1,452

		2,869

Total Materials		4,233

TELECOMMUNICATION SERVICES - 0.73%
American Tower Corp.	13,400	701

Total Common Stock (Cost $67,743)		92,662

SHORT-TERM INVESTMENTS - 3.14% (Cost $3,024)
JPMorgan U.S. Government Money Market Fund	3,024,233	3,024

TOTAL INVESTMENTS - 99.33% (Cost $70,767)		95,686
OTHER ASSETS, NET OF LIABILITIES - 0.67%		648

TOTAL NET ASSETS - 100.00%		$96,334

Percentages are stated as a percent of net assets.

A	ADR — American Depositary Receipt.

B	Non-income producing security.
See accompanying notes

22

American Beacon Large Cap Growth Fund
Schedule of Investments
April 30, 2011 (Unaudited)
Futures Contracts
  (dollars in thousands)

				Unrealized
	Number of			Appreciation/
	Contracts	Expiration Date	Value	(Depreciation)
S&P 500 Mini E Index Future	48	June, 2011	3,263	107

			3,263	107

See accompanying notes

23

American Beacon Mid-Cap Value Fund
Schedule of Investments
April 30, 2011 (Unaudited)

	Shares	Value
		($000)
COMMON STOCK - 93.60%
CONSUMER DISCRETIONARY - 12.21%
Hotels, Restaurants & Leisure - 2.14%
International Game Technology	85,200	$1,507
Royal Caribbean Cruises Ltd.	26,900	1,071

		2,578

Household Durables - 2.84%
Fortune Brands, Inc.	16,400	1,067
Newell Rubbermaid, Inc.	28,000	534
Sealy Corp.	93,775	248
Stanley Black & Decker, Inc.	21,600	1,569

		3,418

Media - 1.72%
Omnicom Group, Inc.	42,150	2,073

Multiline Retail - 1.36%
JC Penney Co., Inc.	42,775	1,645

Specialty Retail - 4.15%
Hanesbrands, Inc.A	48,600	1,580
Ltd Brands, Inc.	29,200	1,202
Rent-A-Center, Inc.	38,850	1,183
The Sherwin-Williams Co.	12,675	1,043

		5,008

Total Consumer Discretionary		14,722

CONSUMER STAPLES - 3.09%
Personal Products - 0.98%
Avon Products, Inc.	40,175	1,180

Tobacco - 2.11%
Lorillard, Inc.	12,000	1,279
Reynolds American, Inc.	34,100	1,265

		2,544

Total Consumer Staples		3,724

ENERGY - 3.41%
Murphy Oil Corp.	19,800	1,534
Seadrill Ltd.	45,800	1,633
Spectra Energy Corp.	32,500	944

Total Energy		4,111

FINANCIALS - 26.76%
Banks - 6.51%
Comerica, Inc.	22,675	860
Fifth Third Bancorp	178,950	2,374
KeyCorp.	122,000	1,058
New York Community Bancorp, Inc.	56,600	940
PNC Financial Services Group, Inc.	24,800	1,546
Regions Financial Corp.	145,250	1,066

		7,844

Diversified Financials - 6.08%
Ameriprise Financial, Inc.	20,900	1,297
Capital One Financial Corp.	33,600	1,839
Discover Financial Services	70,500	1,751
SLM Corp.	73,400	1,218
The Western Union Co.	57,700	1,226

		7,331

Insurance - 10.99%
Axis Capital Holdings Ltd.	47,875	1,693
Chubb Corp.	9,300	606
Delphi Financial Group, Inc.	56,500	1,805
Protective Life Corp.	57,425	1,545
RenaissanceRe Holdings Ltd.	24,425	1,717
Torchmark Corp.	26,675	1,785
Validus Holdings Ltd.	37,607	1,224
Willis Group Holdings plc	40,400	1,669
XL Group plc	49,600	1,211

		13,255

Real Estate - 3.18%
Annaly Capital Management, Inc.B	42,200	753
Essex Property Trust, Inc.	8,700	1,179
Hospitality Properties TrustB	78,725	1,901

		3,833

Total Financials		32,263

HEALTH CARE - 11.35%
Health Care Equipment & Supplies - 3.55%
Becton Dickinson and Co.	13,800	1,186
Immucor, Inc.A	56,225	1,227
Zimmer Holdings, Inc.A	28,625	1,868

		4,281

Health Care Providers & Services - 6.33%
Aetna, Inc.	41,100	1,701
Cardinal Health, Inc.	31,500	1,376
CIGNA Corp.	28,900	1,353
Coventry Health Care, Inc.A	52,300	1,688
Omnicare, Inc.	48,100	1,511

		7,629

Pharmaceuticals - 1.47%
Forest Laboratories, Inc.A	53,425	1,772

Total Health Care		13,682

INDUSTRIALS - 18.93%
Aerospace & Defense - 6.61%
Curtiss-Wright Corp.	49,575	1,648
Goodrich Corp.	11,700	1,034
L-3 Communications Holdings, Inc.	43,550	3,492
Spirit Aerosystems Holdings, Inc.A	72,875	1,793

		7,967

Building Products - 2.02%
Masco Corp.	181,050	2,430

Commercial Services & Supplies - 2.75%
Apollo Group, Inc.A	21,850	875
Con-way, Inc.	41,850	1,628
Dun & Bradstreet Corp.	9,900	814

		3,317

Electrical Equipment - 4.88%
Brady Corp.	58,350	2,201
Molex, Inc.	68,900	1,860
TE Connectivity Ltd.	50,800	1,821

		5,882

Machinery - 2.67%
Eaton Corp.	20,200	1,081
ITT Corp.	16,100	930
See accompanying notes

24

American Beacon Mid-Cap Value Fund
Schedule of Investments
April 30, 2011 (Unaudited)

	Shares	Value
		($000)
SPX Corp.	14,000	$1,211
		3,222

Total Industrials		22,818

INFORMATION TECHNOLOGY - 7.10%
Electronic Equipment & Instruments - 2.39%
Avnet, Inc.	51,525	1,871
Ingram Micro, Inc.A	53,350	999

		2,870

IT Consulting & Services - 0.90%
Computer Sciences Corp.	21,400	1,091

Office Electronics - 1.22%
Xerox Corp.	145,400	1,467

Semiconductor Equipment & Products - 1.23%
Microchip Technology, Inc.	36,200	1,486

Software - 1.36%
CA, Inc.	66,800	1,643

Total Information Technology		8,557

MATERIALS - 4.27%
Chemicals - 1.35%
PPG Industries, Inc.	17,225	1,631

Containers & Packaging - 2.92%
Jarden Corp.	48,725	1,773
Sealed Air Corp.	67,600	1,742

		3,515

Total Materials		5,146

UTILITIES - 6.48%
Electric Utilities - 5.07%
CenterPoint Energy, Inc.	74,100	1,378
Edison International	29,725	1,167
Entergy Corp.	21,225	1,481
Pinnacle West Capital Corp.	22,700	985
Xcel Energy, Inc.	45,300	1,102

		6,113

Gas Utilities - 1.41%
MDU Resources Group, Inc.	44,450	1,062
Oneok, Inc.	9,200	643
		1,705

Total Utilities		7,818

Total Common Stock (Cost $89,436)		112,841

PREFERRED STOCK - 0.63% (Cost $940)
CONSUMER DISCRETIONARY - 0.63%
Sealy Corp.A	9,571	762

SHORT-TERM INVESTMENTS - 7.12% (Cost $8,586)
JPMorgan U.S. Government Money Market Fund	8,586,292	8,586

TOTAL INVESTMENTS - 101.35% (Cost $98,962)		122,189
LIABILITIES, NET OF OTHER ASSETS — (1.35%)		(1,632)

TOTAL NET ASSETS - 100.00%		$120,557

Percentages are stated as a percent of net assets.

A	Non-income producing security.

B	REIT
See accompanying notes

25

American Beacon Mid-Cap Value Fund
Schedule of Investments
April 30, 2011 (Unaudited)
Futures Contracts
   (dollars in thousands)

				Unrealized
	Number of			Appreciation/
	Contracts	Expiration Date	Value	(Depreciation)
S&P Midcap 400 Mini E Index Future	9,100	June, 2011	9,223	194

			9,223	194

See accompanying notes

26

American Beacon Funds
Statements of Assets and Liabilities
April 30, 2011 (Unaudited)(in thousands except share and per share amounts)

	Balanced	Large Cap	Mid-Cap
	Fund	Growth Fund	Value Fund
Assets:
Investments in unaffiliated securities, at value A.	$889,447	$95,686	$122,189
Cash	9	—	1
Deposit with brokers for futures contracts	1,341	221	570
Receivable for investments sold	1,482	315	260
Dividends and interest receivable	3,454	41	98
Receivable for fund shares sold	1,354	587	234
Receivable for tax reclaims	37	—	—
Receivable for expense reimbursement (Note 2)	—	—	6
Receivable for variation margin on open futures contracts.	72	12	36
Prepaid expenses	54	66	89

Total assets	897,250	96,928	123,483

Liabilities:
Payable for investments purchased	1,242	534	2,663
Payable for fund shares redeemed	91	—	172
Management and investment advisory fees payable (Note 2)	188	39	54
Administrative service and service fees payable (Note 2)	81	4	15
Professional fees payable	26	11	11
Trustee fees payable	12	1	2
Prospectus and shareholder reports	15	—	—
Other liabilities	35	5	9

Total liabilities	1,690	594	2,926

Net Assets	$895,560	$96,334	$120,557

Analysis of Net Assets:
Paid-in-capital	866,322	89,356	111,178
Undistributed net investment income	(1,202)	(5)	290
Accumulated net realized (loss)	(63,567)	(18,042)	(14,332)
Unrealized appreciation of investments, futures contracts, and foreign currency	94,007	25,025	23,421

Net assets	$895,560	$96,334	$120,557

Shares outstanding (no par value):
Institutional Class	2,553,559	33,545	4,005,582

Y Class	30,185	3,768	1,314

Investor Class	7,045,266	N/A	678,501

Advisor Class	439,669	N/A	6,365

AMR Class	58,850,202	13,770,550	6,337,522

A Class	26,355	72,976	11,636

C Class	15,255	194	121

Net asset value, offering and redemption price per share:
Institutional Class	$13.66	$6.89	$10.92

Y Class	$13.69	$6.88	$10.92

Investor Class	$12.64	N/A	$10.91

Advisor Class	$13.11	N/A	$10.75

AMR Class	$13.00	$6.94	$10.92

A Class (net asset value and redemption price)	$12.76	$6.86	$10.82

A Class (offering price)	$13.54	$7.28	$11.48

C Class	$12.82	$6.85	$10.81

A Cost of investments in unaffiliated securities	$796,243	$70,767	$98,962
See accompanying notes

27

American Beacon Funds
Statements of Operations
Six Months ended April 30, 2011 (in thousands) (Unaudited)

		Large Cap
	Balanced	Growth	Mid-Cap
	Fund	Fund	Value Fund
Investment Income:
Dividend income from unaffiliated securities (net of foreign taxes) A	$6,771	$399	$1,182
Dividend income from affiliated securities	1	—	—
Interest income	6,536	—	—

Total investment income	13,308	399	1,182

Expenses:
Management and investment advisory fees (Note 2)	995	238	322
Administrative service fees (Note 2):
Institutional Class	52	—	44
Investor Class	130	—	22
Advisor Class	9	—	—
A Class	—	1	—
AMR Class	189	22	17
Transfer agent fees:
Institutional Class	1	—	6
Y Class	—	2	2
Investor Class	4	—	1
AMR Class	20	4	3
A Class	—	1	2
C Class	—	2	2
Custody and fund accounting fees	51	5	6
Professional fees	28	15	15
Registration fees and expenses	44	14	29
Service fees (Note 2):
Investor Class	144	—	18
Advisor Class	8	—	—
Distribution fees (Note 2):
Advisor Class	8	—	—
C Class	1	—	—
Prospectus and shareholder reports	8	4	5
Trustee fees	31	3	4
Other expenses	46	5	11

Total expenses	1,769	316	509

Net (fees waived and expenses reimbursed) (Note 2)	—	(4)	(22)

Net expenses	1,769	312	487

Net investment income	11,539	87	695

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) from:
Investments	26,266	5,782	5,018
Commission recapture (Note 1)	14	1	4
Futures contracts	4,848	670	1,296
Change in net unrealized appreciation or depreciation of:
Investments	40,235	8,528	12,165
Futures contracts	(611)	(10)	(223)

Net gain on investments	70,752	14,971	18,260

Net increase in net assets resulting from operations	$82,291	$15,058	$18,955

A Foreign taxes	$23	$1	$—
See accompanying notes

28

American Beacon Funds
Statement of Changes in Net Assets (in thousands)

	Balanced Fund		Large Cap Growth Fund		Mid-Cap Value Fund
	Six Months		Six Months	Year	Six Months
	Ended	Year Ended	Ended	Ended	Ended	Year Ended
	April 30,	October 31,	April 30,	October	April 30,	October 31,
	2011	2010	2011	31, 2010	2011	2010
	(unaudited)		(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$11,539	$24,341	$87	$143	$695	$967
Net realized gain on investments, futures contracts, and foreign currency transactions	31,128	27,481	6,453	4,153	6,318	1,543
Change in net unrealized appreciation or depreciation of investments, futures contracts, and foreign currency translations	39,624	48,535	8,518	8,876	11,942	15,705

Net increase in net assets resulting from operations	82,291	100,357	15,058	13,172	18,955	18,214

Distributions to Shareholders:
Net investment income:
Institutional Class	(457)	(1,651)	—	—	(30)	(15)
Y Class	(5)	—	—	—	—	—
Investor Class	(846)	(4,637)	—	—	(343)	(161)
Advisor Class	(55)	(314)	—	—	(1)	—
AMR Class	(10,904)	(42,865)	(167)	(342)	(753)	(561)
A Class	(2)	—	—	—	—	—
C Class	(2)	—	—	—	—	—

Net distributions to shareholders	(12,271)	(49,467)	(167)	(342)	(1,127)	(737)
Capital Share Transactions:

Proceeds from sales of shares	30,336	75,404	12,917	46,887	54,917	42,825
Reinvestment of dividends and distributions	12,233	49,350	167	342	1,127	736
Cost of shares redeemed	(89,577)	(115,828)	(28,774)	(34,211)	(55,454)	(38,192)
Redemption fees	—	—	—	—	28	88

Net increase (decrease) in net assets from capital share transactions	(47,008)	8,926	(15,690)	13,019	618	5,457

Net increase (decrease) in net assets	23,012	59,816	(799)	25,849	18,446	22,934

Net Assets:
Beginning of period	872,548	812,732	97,133	71,284	102,111	79,177

End of Period *	$895,560	$872,548	$96,334	$97,133	$120,557	$102,111

*Includes undistributed net investment income (loss) of	$(1,202)	$(724)	$(5)	$75	$290	$722

See accompanying notes

29

American Beacon Funds
Notes to Financial Statements
April 30, 2011 (Unaudited)
1. Organization and Significant Accounting Policies
     American Beacon Funds (the “Trust”), which is comprise of 19 Funds, is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, (the “Act”) as a diversified, open-end management investment company. These financial statements and notes to the financial statements relate to the American Beacon Balanced Fund, the American Beacon Large Cap Growth Fund, and the American Beacon Mid-Cap Value Fund (each a “Fund” and collectively, the “Funds”), each a series of the Trust.
     American Beacon Advisors, Inc. (the “Manager”), is a wholly-owned subsidiary of Lighthouse Holdings, Inc., and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.
Class Disclosure
     Each Fund has multiple classes of shares designed to meet the needs of different groups of investors; however, not all Funds offer all classes. The following table sets forth the differences amongst the classes:

Class:	Offered to:
Institutional Class	Investors making an initial investment of $250,000
Y Class	Investors making an initial investment of $100,000
Investor Class	General public and investors investing through an intermediary
Advisor Class	Investors investing through an intermediary
A Class	General public and investors investing through an intermediary with applicable sales charges
C Class	General public and investors investing through an intermediary with applicable sales charges
AMR Class	Investors in the tax-exempt retirement and benefit plans of the Manager, AMR Corporation and its affiliates
     Administrative service fees, service fees and distribution fees vary amongst the classes as described more fully in footnote 2.
Security Valuation
     Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.
     Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Prices of debt securities may be determined using quotes obtained from brokers.
     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates fair value.
     Securities for which market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Board of Trustees (the “Board”).
     Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

30

American Beacon Funds
Notes to Financial Statements
April 30, 2011 (Unaudited)
Valuation Inputs
     Various inputs may be used to determine the value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Level 2 securities are fixed-income securities that are valued using observable inputs as stated above.

Level 3 — Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.
     The Funds’ investments are summarized by level based on the inputs used to determine their values. During the period, there were no significant transfers between levels for the Funds. As of April 30, 2011 the investments were classified as described below: (in thousands)

Balanced Fund	Level 1	Level 2	Level 3	Total
Common Stock	$551,403	—	—	$551,403
Corporate Obligations	—	133,225	—	133,225
Non-Agency Mortgage Backed Obligations.	—	10,858	—	10,858
Asset Backed Securities	—	7,867	—	7,867
U.S. Agency Mortgage Backed Obligations	—	53,744	—	53,744
U.S. Agency Obligations	—	42,588	—	42,588
U.S. Treasury Obligations	—	41,885	—	41,885
Preferred Stock	3,108	—	—	3,108
Municipal Obligations	—	3,385	—	3,385
Short-Term Investments	41,384	—	—	41,384

Total Investments in Securities	$595,895	$293,552	$—	$889,447

Futures Contracts	$802	—	—	$802

Large Cap Growth Fund	Level 1	Level 2	Level 3	Total
Common Stock	$92,662	$—	$—	$92,662
Short-Term Investments	3,024	—	—	3,024

Total Investments in Securities	$95,686	$—	$—	$95,686

Futures Contracts	$107	—	—	$107

Mid-Cap Value Fund	Level 1	Level 2	Level 3	Total
Common Stock	112,841	—	—	112,841
Preferred Stock	762	—	—	762
Short-Term Investments	8,586	—	—	8,586

Total Investments in Securities	$122,189	$—	$—	$122,189

Futures Contracts	194	—	—	194
Security Transactions and Investment Income
     Security transactions are recorded on the trade date of the security purchase or sale. The Funds may purchase securities with delivery or payment to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations.

31

American Beacon Funds
Notes to Financial Statements
April 30, 2011 (Unaudited)
     Dividend income, net of foreign taxes, is recorded on the ex-dividend date except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.
Futures Contracts
     Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
     Upon entering into a futures contract, the Fund is required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents 5% of the face value of the futures contract. The Funds reflect this amount on the Schedules of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as a Deposit with broker for futures contracts on the Statements of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.
Balanced
Values of Derivative Instruments not accounted for as hedging instruments as of April 30, 2011 (in thousands)

	Liability
Statement of Assets and Liabilities	Derivatives	Total
Unrealized appreciation of investments, futures contracts, and foreign currency	Equity Contracts*	$802
Effect of derivative instruments not accounted for as hedging instruments during the six months ended April 30, 2011 (in thousands)

Statement of Operations	Derivative	Total
Net realized gain (loss) from futures contracts	Equity Contracts	$4,848
Change in net unrealized appreciation or depreciation of futures contracts	Equity Contracts	(611)
Large Cap Growth
Values of Derivative Instruments not accounted for as hedging instruments as of April 30, 2011 (in thousands)

	Liability
Statement of Assets and Liabilities	Derivatives	Total
Unrealized appreciation of investments, futures contracts, and foreign currency	Equity Contracts*	$107
Effect of derivative instruments not accounted for as hedging instruments during the six months ended April 30, 2011 (in thousands)

Statement of Operations	Derivative	Total
Net realized gain (loss) from futures contracts	Equity Contracts	$670
Change in net unrealized appreciation or depreciation of futures contracts	Equity Contracts	(10)
Mid-Cap Value
Values of Derivative Instruments not accounted for as hedging instruments as of April 30, 2011 (in thousands)

	Liability
Statement of Assets and Liabilities	Derivatives	Total
Unrealized appreciation of investments, futures contracts, and foreign currency	Equity Contracts*	$194

32

American Beacon Funds
Notes to Financial Statements
April 30, 2011 (Unaudited)
Effect of derivative instruments not accounted for as hedging instruments during the six months ended April 30, 2011 (in thousands)

Statement of Operations	Derivative	Total
Net realized gain (loss) from futures contracts	Equity Contracts	$1,296
Change in net unrealized appreciation or depreciation of futures contracts	Equity Contracts	(223)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
Dividends to Shareholders
     Dividends from net investment income of the Balanced Fund normally will be declared and paid quarterly. Dividends from net investment income of the Large Cap Growth and Mid-Cap Value Funds normally will be declared and paid at least annually. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date.
Commission Recapture
     The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If a Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. These amounts are reported with the net realized gains in the Fund’s Statements of Operations.
Allocation of Income, Expenses, Gains and Losses
     Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Use of Estimates
     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.
Redemption Fees
     The AMR Class of the Mid-Cap Value Fund imposes a 2% redemption fee on certain shares held for less than 180 days. The fee is deducted from the redemption proceeds and is intended to offset the trading costs, market impact and other costs associated with short-term trading activity in the Funds. The “first-in, first-out” method is used to determine the holding period. The fee is allocated to all classes of each Fund pro-rata based on their respective net assets.
Other
     Under the Trust’s organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

33

American Beacon Funds
Notes to Financial Statements
April 30, 2011 (Unaudited)
2. Transactions with Affiliates
Management Agreement
     The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all investment advisory, fund management and securities lending services. Investment assets of the Funds are managed by one or more investment advisors which have entered into separate investment advisory agreements with the Manager. Investment assets of Funds are managed by multiple investment advisors which have entered into separate investment advisory agreements with the Manager. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Funds an annualized fee equal to 0.05% of the average daily net assets plus amounts paid by the Manager to the unaffiliated investment advisors hired by the Manager to direct investment activities of the Funds. Management fees paid during the six months ended April 30, 2011 were as follows (dollars in thousands):

			Amounts paid	Net Amounts
	Management	Management	to Investment	Retained by
	Fee Rate	Fee	Advisors	Manager
Balanced	0.175%-0.65%	$995	$774	$221
Large Cap Growth	0.30%-0.60%	238	215	23
Mid-Cap Value	0.35%-0.90%	322	295	27
Administrative Services Agreement
     The Manager and the Trust entered into an Administrative Services Agreement which obligates the Manager to provide or oversee administrative services to the Funds. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of 0.40% of the average daily net assets of the A and C Classes, 0.30% of the average daily net assets of the Institutional, Y, Investor, and Advisor Classes, and 0.05% of the average daily net assets of the AMR Class of each of the Funds. Administrative fees for the Y and C Classes for the six months ended April 30, 2011 were less than $500.
Distribution Plans
     The Trust, except for the Advisor, A and C Classes of the Funds, has adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no fees may be charged to the Funds for distribution purposes. However, the Plan authorizes the management and administrative service fees received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Trust does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Trust shares.
     Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the Advisor, A and C Classes of the Funds. Under the Distribution Plans, as compensation for distribution assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the Advisor and A Classes and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance. Distribution fees for the A Classes for the six months ended April 30, 2011 were less than $500.
Service Plans
     The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor, Y, Advisor, A, and C Classes. As compensation for performing the duties required under the Service Plans, the Manager receives 0.10% of the average daily net assets of the Y Class, 0.15% of the average daily net assets of the A and C Classes, 0.25% of the average daily net assets of the

34

American Beacon Funds
Notes to Financial Statements
April 30, 2011 (Unaudited)
Advisor Class and up to 0.375% of the average daily net assets of the Investor Class of each Fund. Service fees for the Y, A, and C Classes for the six months ended April 30, 2011 were less than $500.
Investment in Affiliated Funds
     The Funds may invest in the American Beacon Money Market (the “MM Select Fund”) or US Government Money Market Select Fund (the “USG Select Fund”) (collectively the “Select Funds”). The Funds and the Select Funds have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the Select Funds and receives from the Select Funds an annualized fee of 0.09% of average daily net assets of the Select Funds. During the six months ended April 30, 2011, fees earned by the Manager as a result of the Balanced Fund’s investment in the Select Funds was $885.
Interfund Lending Program
     Pursuant to an exemptive order by the Securities Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program as a borrower. This program provides an alternative credit facility allowing the Funds to borrow from other participating Funds. During the six months ended April 30, 2011, the Balanced Fund borrowed $13,407,649 from the Money Market Select Fund for one day at 0.81% with an interest charge of $298 and the Large Cap Growth Fund borrowed $187,876 from the Money Market Select Fund for one day at 0.86% with an interest charge of $4.
Reimbursement of Expenses
     The Manager voluntarily and or contractually agreed to reimburse the following Funds to the extent that total annual fund operating expenses exceed the Fund’s expense cap. Of these amounts $6,000 was receivable from the Manager at April 30, 2011 for the Mid-Cap Value Fund. For the period ended April 30, 2011, the Manager waived or reimbursed expenses as follows:

		Expense Cap
		11/1/10	3/1/11	Waived or
		to	to	Reimbursed
Fund	Class	2/28/11	4/30/11	Expenses
Large Cap Growth	Y *	N/A	N/A	$1,651
Large Cap Growth	A *	N/A	N/A	1,293
Large Cap Growth	C	—	2.20%	1,648
Mid-Cap Value	Institutional	0.98%	0.98%	13,227
Mid-Cap Value	Y	1.08%	1.08%	1,653
Mid-Cap Value	Investor	1.23%	1.23%	3,424
Mid-Cap Value	Advisor	1.49%	1.49%	215
Mid-Cap Value	A	1.49%	1.49%	1,677
Mid-Cap Value	C	2.24%	2.24%	1,647

*	Voluntary reimbursement.
Expense Reimbursement Plan
     The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of fees waived or expenses reimbursed for a period of up to three years. However, reimbursement will occur only if the Class’ average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit. The carryover of excess expenses potentially reimbursable to the Manager but not recorded as a liability for the Mid-Cap Value Fund are $25,000, $17,000 and $22,000 expiring 2012, 2013 and 2014, respectively. During the six months ended April 30, 2011, the Funds have not recorded a liability for potential reimbursement, due to the current assessment that a reimbursement is unlikely.

35

American Beacon Funds
Notes to Financial Statements
April 30, 2011 (Unaudited)
3. Federal Income and Excise Taxes
     It is the policy of each fund to qualify as a regulated investment company, by complying with all applicable provisions of the Code, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.
     The Funds does not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2010 remains subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.
     Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. generally accepted accounting principles. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.
     The tax character of distributions paid during the six months ended April 30, 2011 and fiscal year ended October 31, 2010 were as follows (in thousands):

	Balanced		Large Cap Growth		Mid-Cap Value
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	April 30,	October 31,	April 30,	October 31,	April 30,	October 31,
	2011	2010	2011	2010	2011	2010
	(Unaudited)		(Unaudited)		(Unaudited)
Distributions paid from:
Ordinary income*
Institutional Class	$457	$1,651	$—	$—	$30	$15
Y Class	5	—		—	—	—
Investor Class	846	4,637	—	—	343	161
Advisor Class	55	314	—	—	1	—
AMR Class	10,904	42,865	167	342	753	561
A Class	2	—	—	—	—	—
C Class	2	—	—	—	—	—

Total distributions paid	$12,271	$49,467	$167	$342	$1,127	$737

*	For tax purposes, short-term capital gains are considered ordinary income distributions.
As of April 30, 2011, the components of distributable earnings on a tax basis were as follows (in thousands):

	Balanced	Large Cap Growth	Mid-Cap Value
Cost basis of investments for federal income tax purpose	$827,795	$71,218	$99,641

Unrealized appreciation	120,057	25,128	23,830
Unrealized depreciation	(58,409)	(660)	(1,282)

Net unrealized appreciation (depreciation)	61,652	24,468	22,548

Undistributed ordinary income	(333)	(5)	290
Undistributed long-term gain (loss)	(32,888)	(17,592)	(13,652)
Other temporary differences	807	107	193

Distributable earnings (losses)	$29,238	$6,978	$9,379

     Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation/(depreciation) are attributable primarily to the

36

American Beacon Funds
Notes to Financial Statements
April 30, 2011 (Unaudited)
tax deferral of losses from wash sales, the realization for tax purposes of unrealized gains/(losses) on certain derivative instruments, book amortization for premiums, and reclassifications of income from real estate investment securities.
     Due to inherent differences in the recognition of income, expenses and realized gains/losses under U.S. generally accepted accounting principles and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statements of Assets and Liabilities.
     Accordingly, the following amounts represent current year permanent differences derived from book amortization of premium, paydown reclasses, Section 732 basis adjustments, non-deductable expenses, and dividend reclasses that have been reclassified as of April 30, 2011 (in thousands):

	Balanced	Large Cap Growth	Mid-Cap Value
Paid-in-capital	$—	$—	$—
Undistributed net investment income	254	—	—
Accumulated net realized gain (loss)	(255)	—	—
Unrealized appreciation (depreciation) of investments, futures contracts and foreign currency	1	—	—
     At April 30, 2011 capital loss carry forward positions for federal income tax purposes were as follows (in thousands):

Fund	2016	2017	Total
Balanced	$7,659	$24,427	$32,086
Large Cap Growth	4,622	12,863	17,485
Mid-Cap Value	5,062	8,397	13,459
     The Balanced, Large Cap Growth, and Mid-Cap Value Funds utilized $31,161, $6,377, and $6,001, respectively of net capital loss carryovers for the six months ended April 30, 2011.
4. Investment Transactions
     The aggregate cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended April 30, 2011 were as follows (in thousands):

	Balanced	Large Cap Growth	Mid-Cap Value
Purchases (excluding U.S. government securities)	$204,427	$28,796	$21,090
Sales and maturities (excluding U.S. government securities)	245,775	39,320	20,024
Purchases of U.S. government securities	60,115	—	—
Sales and maturities of U.S. government securities	58,950	—	—
     A summary of the Funds’ direct transactions in the Select Funds for the six months ended April 30, 2011 is set forth below (in thousands):

		October 31, 2010			April 30, 2011
	Affiliate	Shares/Market Value	Purchases	Sales	Shares/Market Value
Balanced	USG Select Fund	$2,900	$—	$2,900	$—

37

American Beacon Funds
Notes to Financial Statements
April 30, 2011 (Unaudited)
5. Capital Share Transactions
     The tables below summarize the activity in capital shares for each Class of the Funds (shares and dollars in thousands):
Six Months Ended April 30, 2011

	Institutional Class		Y Class		Investor Class		Advisor Class
Balanced Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	419	$5,573	26	$348	823	$9,996	43	$549
Reinvestment of dividends	34	451	1	5	66	815	4	55
Shares redeemed	(546)	(7,228)	—	(1)	(1,089)	(13,297)	(113)	(1,455)

Net increase (decrease) in shares outstanding	(93)	$(1,204)	27	$352	(200)	$(2,486)	(66)	$(851)

	AMR Class		A Class		C Class
Balanced Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,063	$13,402	23	$282	15	$186
Reinvestment of dividends	859	10,904	—	2	—	1
Shares redeemed	(5,349)	(67,590)	(1)	(5)	—	(1)

Net increase (decrease) in shares outstanding	(3,427)	$(43,284)	22	$279	15	$186

	Institutional Class		Y Class		AMR Class
Large Cap Growth Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	23	$148	1	$5	1,903	$12,264
Reinvestment of dividends	—	—	—	—	26	167
Shares redeemed	(11)	(70)	(1)	(5)	(4,662)	(28,658)

Net increase (decrease) in shares outstanding	12	$78	—	$—	(2,733)	$(16,227)

	A Class		C Class
Large Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	78	$500	—	$—
Reinvestment of dividends	—	—	—	—
Shares redeemed	(6)	(41)	—	—

Net increase (decrease) in shares outstanding	72	$459	—	$—

	Institutional Class			Y Class			Investor Class			Advisor Class
Mid-Cap Value Fund	Shares	Amount		Shares	Amount		Shares	Amount		Shares	Amount
Shares sold	—	$40,486		—	$12		—	$7,644		—	$1
Reinvestment of dividends	—	30		—	—		—	343		—	1
Shares redeemed	—	(3,653	)*	—	—	*	—	(38,766	)*	—	(23	)*

Net increase (decrease) in shares outstanding	—	$36,863		—	$12		—	$(30,779)		—	$(21)

	AMR Class			A Class			C Class
Mid-Cap Value Fund	Shares	Amount		Shares	Amount		Shares	Amount
Shares sold	—	$6,674		—	$100		—	$—
Reinvestment of dividends	—	753		—	—		—	—
Shares redeemed	—	(12,983	)*	—	(1	)*	—	—	*

Net increase (decrease) in shares outstanding	—	$(5,556)		—	$99		—	$—

*	Net of Redemption Fees

38

American Beacon Funds
Notes to Financial Statements
April 30, 2011 (Unaudited)
Period Ended October 31, 2010

	Institutional Class		Y Class		Investor Class		Advisor Class
Balanced Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	938	$11,665	4	$46	2,259	$25,989	97	$1,140
Reinvestment of dividends	133	1,630	—	1	402	4,540	27	314
Shares redeemed	(944)	(11,665)	—	—	(4,078)	(46,277)	(218)	(2,568)

Net increase (decrease) in shares outstanding	127	$1,630	4	$47	(1,417)	$(15,748)	(94)	$(1,114)

	AMR Class		A Class		C Class
Balanced Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,103	$36,517	4	$46	—	$1
Reinvestment of dividends	3,684	42,865	—	—	—	—
Shares redeemed	(4,724)	(55,318)	—	—	—	—

Net increase (decrease) in shares outstanding	2,063	$24,064	4	$46	—	$1

	Institutional Class		Y Class		AMR Class
Large Cap Growth Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	7	$38	4	$20	8,548	$46,823
Reinvestment of dividends	—	—	—	—	63	342
Shares redeemed	(12)	(66)	—	—	(6,328)	(34,145)

Net increase (decrease) in shares outstanding	(5)	$(28)	4	$20	2,283	$13,020

	A Class		C Class
Large Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	1	$6	—	$1
Reinvestment of dividends	—	—	—	—
Shares redeemed	—	—	—	—

Net increase (decrease) in shares outstanding	1	$6	—	$1

	Institutional Class			Y Class			Investor Class			Advisor Class
Mid-Cap Value Fund	Shares	Amount		Shares	Amount		Shares	Amount		Shares	Amount
Shares sold	59	$506		—	$1		1,672	$14,465		8	$64
Reinvestment of dividends	2	14		—	—		20	161		—	—
Shares redeemed	(51)	(440	)*	—	—	*	(963)	(8,239	)*	—	—	*

Net increase (decrease) in shares outstanding	10	$80		—	$1		729	$6,387		8	$64

	AMR Class			A Class			C Class
Mid-Cap Value Fund	Shares	Amount		Shares	Amount		Shares	Amount
Shares sold	3,214	$27,770		2	$17		—	$1
Reinvestment of dividends	68	561		—	—		—	—
Shares redeemed	(3,444)	(29,426	)*	—	—	*	—	—	*

Net increase (decrease) in shares outstanding	(162)	$(1,095)		2	$17		—	$1

*	Net of Redemption Fees

39

American Beacon Balanced Fund
Financial Highlights
(For a share outstanding throughout the period)

	Institutional Class							Y Class				Investor Class
	Six							Six				Six		Year
	Months							Months		March 01		Months		Ended
	Ended							Ended		to		Ended		October
	April 30,		Year Ended October 31,					April 30,		October		April 30,		31,
	2011		2010	2009	2008	2007	2006	2011		31, 2010		2011		2010
	(unaudited)							(unaudited)				(unaudited)
Net asset value, beginning of period	$12.62		$11.83	$10.63	$16.09	$15.83	$15.00	$12.78		$12.20		$11.66		$10.96

Income from investment operations:
Net investment income	0.16		0.35	0.43	0.47	0.50	0.39	0.20		0.16		0.12		0.25
Net gains (losses) on securities (both realized and unrealized)	1.05		1.10	1.25	(4.70)	0.90	1.54	1.00		0.57		0.98		1.04

Total income (loss) from investment operations	1.21		1.45	1.68	(4.23)	1.40	1.93	1.20		0.73		1.10		1.29

Less distributions:
Dividends from net investment income	(0.17)		(0.66)	(0.48)	(0.44)	(0.42)	(0.38)	(0.29)		(0.15)		(0.12)		(0.59)
Distributions from net realized gains on securities	—		—	—	(0.79)	(0.72)	(0.72)	—		—		—		—

Total distributions	(0.17)		(0.66)	(0.48)	(1.23)	(1.14)	(1.10)	(0.29)		(0.15)		(0.12)		(0.59)

Net asset value, end of period	$13.66		$12.62	$11.83	$10.63	$16.09	$15.83	$13.69		$12.78		$12.64		$11.66

Total returnA	9.65	%B	12.47%	16.64%	(28.23)%	9.31%	13.60%	9.50	%B	5.99	%B	9.46	%B	12.06%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$34,878		$33,405	$29,808	$36,557	$51,399	$22,587	$413		$46		$89,043		$84,500

Ratios to average net assets (annualized):
Expenses, net of waivers	0.58%		0.58%	0.60%	0.56%	0.57%	0.59%	0.68%		0.68	%C	0.91%		0.93%
Expenses, before waivers	0.58%		0.58%	0.60%	0.56%	0.57%	0.59%	0.68%		0.68	%C	0.91%		0.93%
Net investment income, net of waivers	2.42%		2.67%	3.60%	3.37%	2.91%	2.81%	2.17%		2.54	%C	2.09%		2.34%
Net investment income, before waivers	2.42%		2.67%	3.60%	3.37%	2.91%	2.81%	2.17%		2.54	%C	2.09%		2.34%
Portfolio turnover rate	24	%B	40%	57%	53%	50%	59%	24	%B	40	%D	24	%B	40%

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

B	Not annualized.

C	Annualized.

D	Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.

40

				Advisor Class
				Six Months Ended April 30,		Year Ended October 31,
2009	2008	2007	2006	2011		2010	2009	2008	2007	2006
				(unaudited)
$9.91	$15.09	$14.91	$14.20	$12.11		$11.35	$9.77	$14.95	$14.83	$14.16

0.30	0.41	0.41	0.35	0.16		0.32	0.37	0.34	0.41	0.38

1.23	(4.39)	0.87	1.44	0.97		1.01	1.21	(4.31)	0.83	1.35

1.53	(3.98)	1.28	1.79	1.13		1.33	1.58	(3.97)	1.24	1.73

(0.48)	(0.41)	(0.38)	(0.36)	(0.13)		(0.57)	—	(0.42)	(0.40)	(0.34)

—	(0.79)	(0.72)	(0.72)	—		—	—	(0.79)	(0.72)	(0.72)

(0.48)	(1.20)	(1.10)	(1.08)	(0.13)		(0.57)		(1.21)	(1.12)	(1.06)

$10.96	$9.91	$15.09	$14.91	$13.11		$12.11	$11.35	$9.77	$14.95	$14.83

16.29%	(28.39)%	9.06%	13.31%	9.32	%B	11.96%	16.17%	(28.65)%	8.83%	12.94%

$94,915	$105,473	$202,750	$111,837	$5,764		$6,127	$6,812	$7,674	$9,504	$1,562

0.89%	0.82%	0.83%	0.85%	1.08%		1.09%	1.09%	1.07%	1.07%	1.22%
0.89%	0.82%	0.83%	0.85%	1.08%		1.09%	1.09%	1.07%	1.07%	1.22%
3.26%	3.12%	2.65%	2.55%	1.94%		2.18%	3.06%	2.86%	2.34%	2.18%
3.26%	3.12%	2.65%	2.55%	1.94%		2.18%	3.06%	2.86%	2.34%	2.17%
57%	53%	50%	59%	24	%B	40%	57%	53%	50%	59%

41

American Beacon Balanced Fund
Financial Highlights
(For a share outstanding throughout the period)

	AMR Class
			Year Ended October 31,					A Class				C Class
	Six Months Ended April 30, 2011		2010	2009	2008	2007	2006	Six Months Ended April 30, 2011		May 17 to October 31, 2010		Six Months Ended April 30, 2011		September 01 to October 31, 2010
	(unaudited)							(unaudited)				(unaudited)
Net asset value, beginning of period	$12.02		$11.31	$10.19	$15.49	$15.27	$14.49	$11.94		$11.50		$11.92		$11.32

Income from investment operations:
Net investment income	0.16		0.35	0.39	0.49	0.50	0.45	0.25		0.02		0.09		0.01
Net gains (losses) on securities (both realized and unrealized)	1.01		1.07	1.24	(4.52)	0.89	1.46	0.86		0.43		0.96		0.59

Total income (loss) from investment operations	1.17		1.42	1.63	(4.03)	1.39	1.91	1.11		0.45		1.05		0.60

Less distributions:
Dividends from net investment income	(0.19)		(0.71)	(0.51)	(0.48)	(0.45)	(0.41)	(0.29)		(0.01)		(0.15)		0.00
Distributions from net realized gains on securities	—		—	—	(0.79)	(0.72)	(0.72)	—		—		—		—

Total distributions	(0.19)		(0.71)	(0.51)	(1.27)	(1.17)	(1.13)	(0.29)		(0.01)		(0.15)		0.00

Net asset value, end of period	$13.00		$12.02	$11.31	$10.19	$15.49	$15.27	$12.76		$11.94		$12.82		$11.92

Total return A	9.74	%B	12.84%	16.95%	(28.08)%	9.59%	13.98%	9.39	%B	3.90	%B	8.98	%B	5.33	%B

Ratios and supplemental data:
Net assets, end of period (in thousands)	$764,930		$748,422	$681,197	$604,209	$898,584	$817,333	$336		$47		$196		$1
Ratios to average net assets (annualized):
Expenses, net of waivers	0.33%		0.33%	0.35%	0.31%	0.31%	0.33%	1.07%		1.08	%C	1.83%		1.86	%C
Expenses, before waivers	0.33%		0.33%	0.35%	0.31%	0.31%	0.33%	1.07%		1.08	%C	1.83%		2.14	%C
Net investment income, net of waivers	2.68%		2.92%	3.75%	3.62%	3.21%	3.08%	1.76%		1.51	%C	0.98%		0.48	%C
Net investment income, before waivers	2.68%		2.92%	3.75%	3.62%	3.21%	3.08%	1.76%		1.51	%C	0.98%		0.20	%C
Portfolio turnover rate	24	%B	40%	57%	53%	50%	59%	24	%B	40	%D	24	%B	40	%D

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

B	Not annualized.

C	Annualized.

D	Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.

42

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43

American Beacon Large Cap Growth Fund
Financial Highlights
(For a share outstanding throughout the period)

	Institutional Class
	Six
	Months
	Ended
	April 30,		Year Ended October 31,
	2011		2010	2009A	2008	2007	2006B
	(unaudited)
Net asset value, beginning of period	$5.84		$4.97	$4.49	$7.67	$6.89	$6.18

Income from investment operations:
Net investment income (loss)	0.01		0.00	0.03	0.05	0.04	0.04
Net gains (losses) on securities (both realized and unrealized)	1.05		0.88	0.50	(2.97)	0.77	0.70

Total income (loss) from investment operations	1.06		0.88	0.53	(2.92)	0.81	0.74

Less distributions:
Dividends from net investment income	(0.01)		(0.01)	(0.05)	(0.04)	(0.03)	(0.03)
Distributions from net realized gains on securities	—		—	—	(0.22)	—	—

Total distributions	(0.01)		(0.01)	(0.05)	(0.26)	(0.03)	(0.03)

Net asset value, end of period	$6.89		$5.84	$4.97	$4.49	$7.67	$6.89

Total return C	18.12	%D	17.70%	12.09%	(39.35)%	11.84%	12.04%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$231		$125	$130	$83	$119	$110
Ratios to average net assets (annualized):
Expenses, net of waivers	0.95%		0.94%	0.93%	0.89%	0.90%	0.90%
Expenses, before waivers	0.95%		0.94%	0.94%	0.95%	1.06%	0.99%
Net investment income (loss), net of waivers	(0.09)%		(0.02)%	0.38%	0.74%	0.58%	0.56%
Net investment income (loss), before waivers	(0.09)%		(0.02)%	0.36%	0.68%	0.42%	0.48%
Portfolio turnover rate	33	%D	92%	147%	112%	128%	181%

A	On March 17, 2009, Winslow Capital Management, Inc. assumed management of the Large Cap Growth Fund’s assets previously managed by Goldman Sachs Asset Management, L.P.

B	On September 12, 2006, The Renaissance Group, LLC assumed management of the Large Cap Growth Fund’s assets previously managed by J.P. Morgan Investment Management, Inc.

C	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

D	Not annualized.

E	Annualized.

F	Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.

44

Y Class				AMR Class							A Class				C Class
Six				Six							Six				Six
Months		March		Months							Months		May		Months		September
Ended		01 to		Ended							Ended		17 to		Ended		01 to
April 30,		October 31,		April 30,		Year Ended October 31,					April 30,		October 31,		April 30,		October 31,
2011		2010		2011		2010	2009A	2008	2007	2006B	2011		2010		2011		2010
(unaudited)				(unaudited)							(unaudited)				(unaudited)
$5.83		$5.41		$5.88		$5.00	$4.52	$7.72	$6.95	$6.21	$5.83		$5.40		$5.83		$5.17

(0.01)		0.00		0.01		0.01	0.04	0.07	0.06	0.05	(0.01)		(0.01)		(0.04)		(0.02)
1.07		0.42		1.06		0.89	0.51	(2.99)	0.77	0.73	1.04		0.44		1.06		0.68

1.06		0.42		1.07		0.90	0.55	(2.92)	0.83	0.78	1.03		0.43		1.02		0.66

(0.01)		—		(0.01)		(0.02)	(0.07)	(0.06)	(0.06)	(0.04)	—		—		—		—
—		—		—		—	—	(0.22)	—	—	—		—		—		—

(0.01)		—		(0.01)		(0.02)	(0.07)	(0.28)	(0.06)	(0.04)	—		—		—		—

$6.88		$5.83		$6.94		$5.88	$5.00	$4.52	$7.72	$6.95	$6.86		$5.83		$6.85		$5.83

18.14	%D	7.76	%D	18.25	%D	18.11%	12.46%	(39.17)%	12.07%	12.52%	17.67	%D	7.96	%D	17.53	%D	12.77	%D

$26		$22		$95,574		$96,978	$71,154	$56,976	$101,698	$82,042	$501		$7		$2		$1
1.05%		1.06	%E	0.70%		0.69%	0.63%	0.59%	0.60%	0.59%	1.45%		1.49	%E	2.06%		2.20	%E
14.83%		1.06	%E	0.70%		0.69%	0.63%	0.59%	0.60%	0.59%	2.34%		1.49	%E	271.68%		3.14	%E
(0.15)%		(0.33	)%E	0.20%		0.19%	0.86%	1.05%	0.85%	0.88%	(0.75)%		(0.90	)%E	(1.14)%		(1.68	)%E
(13.94)%		(0.33	)%E	0.20%		0.19%	0.86%	1.05%	0.85%	0.88%	(1.64)%		(0.90	)%E	(270.75)%		(2.62	)%E
33	%D	92	%F	33	%D	92%	147%	112%	128%	181%	33	%D	92	%F	33	%D	92	%F

45

American Beacon Funds Mid-Cap Value Fund
Financial Highlights
(For a share outstanding throughout the period)

	Institutional Class								Y Class
	Six								Six
	Months						November		Months		March
	Ended						30 to		Ended		01 to
	April 30,		Year Ended October 31,				October		April 30,		October
	2011		2010	2009	2008	2007	31, 2006		2011		31, 2010
	(unaudited)								(unaudited)
Net asset value, beginning of period	$9.27		$7.57	$5.94	$11.01	$10.81	$12.09		$9.27		$8.48

Income from investment operations:
Net investment income (loss)	0.02		0.08	0.10	0.16	0.12	0.21		0.06		0.06
Net gains (losses) on securities (both realized and unrealized)	1.74		1.67	1.65	(4.31)	0.41	1.25		1.70		0.73

Total income (loss) from investment operations	1.76		1.75	1.75	(4.15)	0.53	1.46		1.76		0.79

Less distributions:
Dividends from net investment income	(0.11)		(0.05)	(0.12)	(0.16)	(0.07)	(0.16)		(0.11)		—
Distributions from net realized gains on securities	—		—	—	(0.76)	(0.26)	(2.58)		—		—

Total distributions	(0.11)		(0.05)	(0.12)	(0.92)	(0.33)	(2.74)		(0.11)		—

Redemption fees added to beneficial interestsA	—		0.00	0.00	0.00	0.00	0.00		—		0.00
Net asset value, end of period	$10.92		$9.27	$7.57	$5.94	$11.01	$10.81		$10.92		$9.27

Total return B,C	19.05	%D	23.19%	30.24%	(40.86)%	4.97%	15.19	%D	19.06	%D	9.32	%D

Ratios and supplemental data:
Net assets, end of period (in thousands)	$43,743		$2,778	$2,197	$2,256	$6,047	$3,396		$14		$1
Ratios to average net assets (annualized):
Expenses, net of waivers	0.98%		0.98%	0.98%	0.98%	0.92%	1.19	%E	1.01%		1.01	%E
Expenses, before waivers	1.07%		1.06%	1.13%	1.16%	1.09%	1.19	%E	79.75%		1.05	%E
Net investment income, net of waivers	0.83%		0.99%	1.29%	1.51%	1.22%	1.11	%E	0.80%		0.97	%E
Net investment income (loss), before waivers	0.74%		0.90%	1.14%	1.33%	1.05%	1.11	%E	(77.94)%		0.93	%E
Portfolio turnover rate	19	%D	40%	42%	28%	35%	42	%F	19	%D	40	%G

A	Amounts represent less than $0.01 per share.

B	May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

D	Not annualized.

E	Annualized.

F	Portfolio turnover rate is for the period from November 1, 2005 through October 31, 2006.

G	Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.

H	Portfolio turnover rate is for the period from November 1, 2006 through October 31, 2007.

I	On November 30, 2005, the Mid-Cap Value Fund’s Institutional Class of shares was renamed the AMR Class and the Fund began offering a new class of shares known as the Institutional Class.

46

Investor Class								Advisor Class
Six								Six
Months						February		Months					June
Ended						28 to		Ended					29 to
April 30,		Year Ended October 31,				October		April 30,		Year Ended October 31,			October
2011		2010	2009	2008	2007	31, 2006		2011		2010	2009	2008	31, 2007
(unaudited)								(unaudited)
$9.20		$7.54	$5.92	$10.96	$10.80	$9.80		$9.12		$7.49	$5.87	$10.94	$11.73

(0.10)		0.06	0.07	0.14	0.10	0.01		0.03		0.07	0.15	0.10	0.01
1.90		1.65	1.66	(4.31)	0.40	0.99		1.68		1.61	1.60	(4.27)	(0.80)

1.80		1.71	1.73	(4.17)	0.50	1.00		1.71		1.68	1.75	(4.17)	(0.79)

(0.09)		(0.05)	(0.11)	(0.11)	(0.08)	—		(0.08)		(0.05)	(0.13)	(0.14)	—
—		—	—	(0.76)	(0.26)	—		—		—	—	(0.76)	—

(0.09)		(0.05)	(0.11)	(0.87)	(0.34)	—		(0.08)		(0.05)	(0.13)	(0.90)	—

—		0.00	0.00	0.00	0.00	0.00		—		0.00	0.00	0.00	0.00
$10.91		$9.20	$7.54	$5.92	$10.96	$10.80		$10.75		$9.12	$7.49	$5.87	$10.94

19.65	%D	22.93%	29.93%	(41.04)%	4.68%	10.20	%D	18.80	%D	22.37%	30.64%	(41.28)%	(6.73	)%D

$7,405		$35,223	$23,369	$16,550	$43,158	$27,240		$69		$78	$7	$1	$1

1.22%		1.23%	1.23%	1.23%	1.23%	1.49	%E	1.49%		1.44%	1.50%	1.50%	1.50	%E
1.27%		1.27%	1.34%	1.32%	1.26%	1.61	%E	2.08%		1.55%	1.58%	2.04%	1.80	%E
1.61%		0.75%	0.98%	1.27%	0.93%	0.57	%E	0.69%		0.47%	0.22%	1.02%	0.32	%E
1.56%		0.70%	0.87%	1.18%	0.90%	0.44	%E	0.10%		0.36%	0.14%	0.48%	0.02	%E
19	%D	40%	42%	28%	35%	42	%F	19	%D	40%	42%	28%	35	%H

47

American Beacon Funds Mid-Cap Value Fund
Financial Highlights
(For a share outstanding throughout the period)

	AMR Class (formerly Institutional Class prior to December 1, 2005)I							A Class
	Six							Six
	Months							Months		May
	Ended							Ended		17 to
	April 30,		Year Ended October 31,					April 30,		October
	2011		2010	2009	2008	2007	2006	2011		31, 2010
	(unaudited)							(unaudited)
Net asset value, beginning of period	$9.27		$7.59	$5.97	$11.07	$10.87	$11.72	$9.18		$9.00

Income from investment operations:
Net investment income (loss)	0.08		0.10	0.07	0.18	0.18	0.12	0.07		0.01
Net gains (losses) on securities (both realized and unrealized)	1.69		1.66	1.70	(4.35)	0.36	1.75	1.65		0.17

Total income (loss) from investment operations	1.77		1.76	1.77	(4.17)	0.54	1.87	1.72		0.18

Less distributions:
Dividends from net investment income	(0.12)		(0.08)	(0.15)	(0.17)	(0.08)	(0.14)	(0.08)		—
Distributions from net realized gains on securities	—		—	—	(0.76)	(0.26)	(2.58)	—		—

Total distributions	(0.12)		(0.08)	(0.15)	(0.93)	(0.34)	(2.72)	(0.08)		—

Redemption fees added to beneficial interestsA	—		0.00	0.00	0.00	0.00	0.00	—		0.00
Net asset value, end of period	$10.92		$9.27	$7.59	$5.97	$11.07	$10.87	$10.82		$9.18

Total return B,C	19.19	%D	23.28%	30.56%	(40.82)%	5.09%	19.16%	18.77	%D	2.00	%D

Ratios and supplemental data:
Net assets, end of period (in thousands)	$69,199		$64,012	$53,604	$34,253	$78,794	$66,290	$126		$18
Ratios to average net assets (annualized):
Expenses, net of waivers	0.78%		0.77%	0.83%	0.82%	0.75%	0.97%	1.45%		1.48	%E
Expenses, before waivers	0.78%		0.77%	0.82%	0.82%	0.75%	0.92%	6.41%		1.51	%E
Net investment income (loss), net of waivers	1.39%		1.19%	1.38%	1.68%	1.41%	1.38%	0.51%		0.47	%E
Net investment income (loss), before waivers	1.39%		1.19%	1.38%	1.68%	1.40%	1.42%	(4.45)%		0.44	%E
Portfolio turnover rate	19	%D	40%	42%	28%	35%	42%	19	%D	40	%G

A	Amounts represent less than $0.01 per share.

B	May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

D	Not annualized.

E	Annualized.

F	Portfolio turnover rate is for the period from November 1, 2005 through October 31, 2006.

G	Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.

H	Portfolio turnover rate is for the period from November 1, 2006 through October 31, 2007.

I	On November 30, 2005, the Mid-Cap Value Fund’s Institutional Class of shares was renamed the AMR Class and the Fund began offering a new class of shares known as the Institutional Class.

48

	C Class
	Six Months		September
	Ended		01 to
	April 30,		October
	2011		31, 2010
	(unaudited)
	$9.18		$8.30

	0.00		(0.01)
	1.68		0.89

	1.68		0.88

	(0.05)		—
	—		—
	(0.05)		—

	—		0.00
	$10.81		$9.18

	18.22	%D	10.60	%D

	$1		$1

	2.24%		2.24	%E
	274.79%		3.20	%E
	(0.04)%		(0.36	)%E
	(272.59)%		(1.32	)%E
	19	%D	40	%G
·

49

Delivery of Documents
eDelivery is NOW AVAILABLE- Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at
www.americanbeaconfunds.com
If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.
To obtain more information about the Fund:

7	8

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

(-
By Telephone:	By Mail:
Institutional, Y, Investor, and Advisor Classes	American Beacon Funds
Call (800) 658-5811	P.O. Box 219643
AMR ClassSM	Kansas City, MO 64121-9643
Call (800) 345-2345

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth Street, NW, Washington, DC 20549. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available on the Funds’ website (www.americanbeaconfunds.com) approximately twenty days after the end of each month.
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website (www.americanbeaconfunds.com) and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.
Fund Service Providers:

Custodian State Street Bank and Trust Boston, Massachusetts	Transfer Agent Boston Financial Data Services Kansas City, Missouri	Independent Registered Public Accounting Firm Ernst & Young LLP Dallas, Texas	Distributor Foreside Fund Services, LLC Portland, Maine
This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.
American Beacon Funds, American Beacon Balanced Fund, American Beacon Large Cap Growth Fund, and American Beacon Mid-Cap Value Fund are service marks of American Beacon Advisors, Inc.

American Beacon FUNDS℠

Semi-Annual Report

April 30, 2011

HIGH YIELD BOND FUND RETIREMENT INCOME AND APPRECIATION FUND
INTERMEDIATE BOND FUND SHORT-TERM BOND FUND
Semi-Annual Report
April 30, 2011

About American Beacon Advisors Contents
     Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.
     Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.
Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.
Investing in debt securities entails interest rate risk which is the risk that debt securities will decrease in value with increases in market interest rates. Investing in high yield securities involves additional risks when compared to investing in investment grade securities. These include a greater risk of default or bankruptcy and an increased sensitivity to financial difficulties or changes in interest rates. The four highest Moody’s ratings for long-term obligations (or issuers thereof) are Aaa, Aa, A and Baa. Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk. Obligations rated Aa are judged to be of high quality and are subject to very low credit risk. Obligations rated A are considered upper-medium grade and are subject to low credit risk. Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics. Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Fellow Shareholders,
     Over the past six months, the bond markets have generally moved forward, despite concerns for the pace of the U.S. and global recoveries, reoccurrences of sovereign debt worries, geopolitical unrest, inflationary fears and the potential impact of Japan’s recent earthquake. The markets have trudged on despite these challenges, thanks to the increasing reports of strength in corporate earnings and the persistence of economic recovery in the U.S.
The performance of our credit-exposed funds reflects this strength as well. It also reflects the American Beacon investment philosophy: that portfolios managed with a longer-term perspective tend to be better positioned for riding out the inevitable waves of economic and geopolitical upheaval.
For the six-month period ended April 30, 2011:
>>American Beacon High Yield Bond Fund (Y Class) returned 6.83%
>>American Beacon Retirement Income and Appreciation Fund (Y Class) rose 2.24%
>>American Beacon Intermediate Bond Fund (Y Class) gained 0.14%
>>American Beacon Short-Term Bond Fund (Y Class) increased 0.18%
While day-to-day volatility continues to influence the world’s equity and credit markets, American Beacon remains focused on seeking opportunities and meeting market challenges to deliver the type of consistency in performance and service our shareholders value.
Our process is summarized as: Oversight 360. It’s an ongoing commitment to cast a watchful and analytical eye over all the factors that influence our fellow shareholders’ investments.
Thank you for your continued investment in the American Beacon Funds. To obtain further details about the growing number of investment opportunities now available within the American Beacon Funds family or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.
President American Beacon Funds

Domestic Bond Market Overview
April 30, 2011 (Unaudited)
     The six-month period began as the effect of the European debt crisis on the international markets started to ebb. Concurrently, the U.S. was experiencing a pause in its progress towards economic recovery. Given this backdrop, the U.S. Federal Reserve Bank (the “Fed”) announced a second round of quantitative easing to further stimulate the economy and give investors renewed confidence in the budding recovery. While the markets were encouraged by the news, the underlying economy was still on soft footing as the housing sector had yet to rebound and employment growth remained moderate.
     In the upcoming period, investors are expected to focus intently on every clue regarding the strength of the U.S. economy, given that the Fed’s stimulus measures are set to expire. If the recovery momentum holds, interest rates are likely to remain elevated. However, if the consumer and housing sectors remain too weak to support the ongoing recovery, another decline in interest rates may follow.
Performance Recap
     During the six-month period ended April 30, 2011, the short end of the yield curve remained near the 0% mark, due to a low Federal Funds Rate. Interest rates at the longer end of the curve rose during the period as markets recovered from the initial phase of the European debt crisis and as the Fed announced a second round of quantitative easing.
     With respect to U.S. Treasury securities, the yield on the 10-year Treasury note rose from 2.60% at the beginning of the period to 3.29% by the end of the period. This resulted in a -3.87% total return. Meanwhile, the 2-year Treasury note yield rose from 0.34% to 0.60% and returned 0.12%. This rise in interest rates led the shorter-duration Merrill 1-3 Year Index to outperform the longer-duration Barclays Aggregate Index. [The Barclays Aggregate Index nudged forward producing a 0.02% total return, while the Merrill Lynch 1-3 Year Government/Credit Index produced a 0.34% total return.]
     As a whole, the U.S. Treasury sector posted a -1.52% total return during the period according to the Barclays Index. Agency mortgage-backed securities, with their shorter duration and higher yields, posted a 0.95% total return. The credit sector, helped by an improvement in corporate fundamentals and strong investor demand, produced a 0.56% total return. Financials contributed heavily to this gain with a 2.07% return. The credit sector further benefited from positive performance from utilities at 0.33% and industrials at 0.10%. Lower-quality issuers continued to outperform the higher-quality counterparts as fundamentals improved and investor demand for yield remained strong.
     Overall, returns reflect strong performance from the various credit sectors. But this was offset by the impact of rising interest rates during the period.

High Yield Bond Market Overview
April, 30, 2011 (Unaudited)
     For the six months ended April 30, 2011, the JPMorgan Global High Yield Bond Index generated a return of 6.56%.
     For both the fourth quarter of 2010 and the first quarter of 2011, earnings for the majority of high yield issuers experienced healthy growth. As a result, the corporate default rate declined and the near-to-intermediate outlook anticipates that it may remain at historically low levels.
     Given the potential for the favorable fundamental backdrop to persist along with the low overall interest rate environment, investors continued to add money to the high yield asset class. As a result, issuers were able to tap the market to refinance debt, extend maturities, and in many cases lower their interest expenses.
     The combination of favorable fundamental and technical factors also enabled the market to overcome a brief sell-off in November. Contributing to that sell-off were renewed concerns about the European sovereign debt problems, the uprisings in the Middle East and Northern Africa, and the devastation of the Japanese earthquake.
     As evidence has grown that the U.S. economic recovery was becoming self-sustaining, the yield on the 10-year Treasury bond increased during the period. However, strong demand for high yield bonds drove the index yield down to 6.83%, its lowest absolute yield ever. As a result of these movements, the spread of the high yield index over U.S. Treasuries tightened by more than 100 basis points (1.00%) to 5.2%.

Short Term Bond Market Overview
April 30, 2011 (Unaudited)
     For the six months ended April 30, 2011, the Fund’s benchmarks, the Bank of America Merrill Lynch 1-3 Year U.S. Government/Corporate Index (“Index”) and the Lipper Short Investment Grade Bond Funds Index (“Lipper Index”) produced returns of 0.34% and 0.73%.
     Gross of expenses, the Fund outperformed the Index for the period, but expenses brought the return below that of the Index.
     During the period, the Fund was overweight in the Corporate and Asset-Backed sectors, which outperformed U.S. Treasuries and Agencies as the credit markets continued to recover along with the U.S. economy.
     Among the sectors, the largest Corporate overweight position was given to the Financial sector, which performed very well. Industrials had the next highest allocation and returns. The Asset-Backed holdings were comprised of credit card, auto and equipment receivables and did not include any residential mortgages. The Fund generally maintains overweight positions in the Corporate and Asset-Backed sectors to generate incremental yield-to-maturity return compared to the Index.
     Also during the period, the Fund’s duration was shorter than that of the benchmark, which helped preserve capital as interest rates rose and prices declined. Though the Fund’s managers do not expect the Federal Reserve Bank (“Fed”) to raise interest rates soon, further portfolio moves are anticipated that will help protect the Fund from what seems like the inevitable rise that typically accompanies an economic recovery. For this reason, over the upcoming quarters, their intention is to keep the Fund’s duration within approximately 20% of the Index’s duration until the anticipated Fed rate hikes become more imminent.
     Relative to the Lipper Index, the Fund’s other benchmark, the Fund’s underperformance during the past six months was primarily attributable to the high-yield exposure in the Lipper peer group. The high yield sector continued to perform extraordinarily well as the credit markets improved, and the Fund’s lack of high-yield exposure significantly accounted for its relative underperformance.
     In the meantime, we continue to look for opportunities in this low interest rate environment while taking steps to protect the Fund from an eventual rise in rates. We will also maintain our conservative approach toward credit risk as we seek opportunities for long-term, risk-adjusted outperformance—versus our benchmarks.

Performance Overview
American Beacon High Yield Bond FundSM
April 30, 2011 (Unaudited)
     The Institutional Class of the High Yield Bond Fund returned 6.81% for the six months ended April 30, 2011. The Fund outperformed the JPMorgan Global High-Yield Index (“Index”) return of 6.56% and the Lipper High Current Yield Funds Index return of 6.64% for the period.

		Annualized Total Returns
	Periods Ended 4/30/11
	6 Months*	1 Year	5 Years	10 Years
Institutional Class(1,8)	6.81%	13.28%	7.04%	8.07%
Y Class (1,2,8)	6.83%	13.47%	7.08%	8.09%
Investor Class(1,3,8)	6.65%	13.09%	6.78%	7.81%
A Class with sales charge (1,5,8)	1.49%	7.88%	5.77%	7.30%
A Class without sales charge (1,5,8)	6.52%	13.21%	6.80%	7.82%
C Class with sales charge (1,6,8)	4.34%	11.36%	6.64%	7.74%
C Class without sales charge (1,6,8)	5.34%	12.36%	6.64%	7.74%
AMR Class (1,4,8)	6.94%	13.69%	7.27%	8.18%
JPMorgan GlobaL High-Yield Index(7)	6.56%	13.51%	9.38%	9.42%
Lipper High Current Yield Funds Index(7)	6.64%	13.47%	7.08%	7.03%

*	Not annualized
1.	Performance shown is historical and may not be indicative of future returns. Please note that recent market performance has helped to produce short-term returns that are not typical and may not continue in the future. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A portion of the fees charged to the Institutional Class of the Fund was waived through 2004. Performance prior to waiving fees was lower than the actual returns shown for periods through 2004.

2.	Fund performance for the five-year and ten-year period represents the total returns achieved by the Institutional Class from 4/30/01 up to 3/1/10, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Y Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Y Class been in existence since 4/30/01. A portion of the fees charged to the Y Class of the Fund was waived in 2011. Performance prior to waiving fees was lower than the actual returns shown.

3.	Fund performance for the ten-year period represents the total returns achieved by the Institutional Class from 4/30/01 up to 3/1/02, the inception date of the Investor Class, and the returns of the Investor Class since its inception. Expenses of the Investor Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Investor Class been in existence since 4/30/01.

4.	Fund performance for the five-year and ten-year periods represents the total returns achieved by the Institutional Class from 4/30/01 up to 9/4/07, the inception date of the AMR Class, and the returns of the AMR Class since its inception. Expenses of the AMR Class are lower than those of the Institutional Class. As a result, total returns shown may be lower than they would have been had the AMR Class been in existence since 4/30/01.

5.	Fund performance for the one-year, five-year, and ten-year periods represent the returns achieved by the Institutional Class from 4/30/01 through 3/1/02, and the returns of the Investor Class from 3/1/02 up to 5/17/10, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Institutional and Investor Classes. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 4/30/01. A portion of the fees charged to the A Class of the Fund was waived since 2010. Performance prior to waiving fees was lower than the actual returns shown since 2010. The maximum sales charge for A Class is 4.75%.

6.	Fund performance for the one-year, five-year, and ten-year periods represent the returns achieved by the Institutional Class from 4/30/01 through 3/1/02, and the returns of the Investor Class from 3/1/02 up to 9/1/10, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Institutional and Investor Classes. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 4/30/01. A portion of the fees charged to the C Class of the Fund was waived since 2010. Performance prior to waiving fees was lower than the actual returns shown since 2010. The maximum contingent deferred sales charge for C Class is 1.00% for shares redeemed within one year of the date of purchase.

7.	The JPMorgan Global High-Yield Index (“JPMorgan Index”) is an unmanaged index of fixed income securities with a maximum credit rating of BB+ or Ba1. Issues must be publicly registered or issued under Rule 144A under the Securities Act of 1933, with a minimum issue size of $75 million (par amount). A maximum of two issues per issuer are included in the JPMorgan Index. Convertible bonds, preferred stock, and floating-rate bonds are excluded from the JPMorgan Index. The Lipper High Current Yield Funds Index tracks the results of the 30 largest mutual funds in the Lipper High Current Yield Funds category. Lipper is an independent mutual fund research and ranking service. One cannot directly invest in an index.

8.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A, C, and AMR Class shares was 0.80%, 0.83%, 1.05%, 1.31%, 2.06%, and 0.55%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     The Fund outperformed the Index over the six-month period from an industry perspective due to issue selection and allocation, and from a credit quality perspective due to allocation, as issue selection detracted from relative performance for the period.
     From an industry standpoint, issue selections in the Health, Insurance-Property & Casualty, and Other Industrial industries contributed most significantly to the Fund’s

Performance Overview
American Beacon High Yield Bond FundSM
April 30, 2011 (Unaudited)
outperformance, despite losing value through selections in the Energy-Services industry.
     From an industry allocation perspective, the Fund benefited from overweighting the Gaming industry (up 8.8%) and the Retail-Drug industry (up 11.4%). Underweighting the Consumer Finance industry (up 10.2%) and overweighting the Auto Manufacturing industry (down 0.1%) detracted from relative performance.
     From a credit quality perspective, issue selections in the CCC-rated credit group detracted from performance.
     From a credit quality allocation perspective, overweighting the CCC-rated credit group (up 9.4%) and underweighting the BB-rated credit group (up 4.2%) led to the Fund’s relative outperformance, but the Fund lost value through overweighting the A-rated group (down 1.5%).
     The sub-advisors’ “bottom-up”, research intensive investment process, which focuses on companies with strong cash flow and fundamental credit strength, remains in place.
Top Ten Holdings

% of
Net Assets
RITE AID Corp., 9.750%, Due 6/12/2016	1.0%
CIT Group, Inc., 7.000%, Due 5/1/2017	1.0%
HCA, Inc., 9.625%, Due 11/15/2016	0.9%
Visant Corp., 10.000%, Due 10/1/2017	0.9%
Enterprise Products Operating LLC, 7.034%, Due 1/15/2068	0.9%
MacDermid, Inc., 9.500%, Due 4/15/2017	0.8%
Energy XXI Gulf Coast, Inc., 9.250%, Due 12/15/2017	0.8%
Caesars Entertainment Operating Co, Inc., 11.250%, Due 6/1/2017	0.8%
DISH DBS Corp., 7.125%, Due 2/1/2016	0.8%
Petco Animal Supplies, Inc., 9.250%, Due 12/1/2018	0.7%
Sector Allocation

% of
Fixed Income
Corporate	99.1%
Convertibles	0.9%
Sector Allocation

% of
Equities
Financials	39.0%
Telecommunication Services	30.2%
Rights/Warrants	16.5%
Consumer Discretionary	14.3%

Performance Overview
American Beacon Retirement Income and Appreciation FundSM
April 30, 2011 (Unaudited)
     The Y Class of the Retirement Income and Appreciation Fund returned 2.24% for the six months ended April 30, 2011. Its benchmark, a blend of 75% Barclays Capital Aggregate and 25% BofA Merrill Lynch All U.S. Convertibles Index, returned 2.82%. The Fund’s peer group, the Lipper Intermediate Investment Grade Index, returned 0.86% for the same period.

	Annualized Total Returns
	Periods Ended 4/30/11
				Since
				Incep.
	6 Months*	1 Year	5 Years	(7/1/03)
Y Class (1,2,7)	2.24%	7.58%	6.01%	5.02%
Investor Class(1,7)	2.12%	7.35%	5.98%	4.99%
A Class with sales charge (1,3,7)	-2.82%	2.20%	4.95%	4.34%
A Class without sales charge (1,3,7)	2.04%	7.30%	5.97%	4.99%
C Class with sales charge (1,4,7)	0.78%	5.81%	5.87%	4.93%
C Class without sales charge (1,4,7)	1.78%	6.81%	5.87%	4.93%
Retirement Income and Appreciation Composite Index(6)	2.82%	8.04%	6.34%	5.36%
Barclays Capital Aggregrate Index (5)	0.02%	5.36%	6.33%	4.79%
BofA Merrill Lynch All U.S.Convertibles Index (5)	11.55%	15.87%	5.88%	7.36%
Lipper Intermediate Investment Grade Index (5)	0.86%	6.78%	6.11%	4.70%

*	Not annualized
1.	Performance shown is historical and may not be indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

2.	Fund performance for the five-year and since inception period represent the returns achieved by the Investor Class from 7/1/03 up to 3/1/10, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Y Class are lower than those of the Investor Class. As a result, total returns shown may be lower than they would have been had the Y Class been in existence since 7/1/03. A portion of the fees charged to the Y Class of the Fund was waived in 2011. Performance prior to waiving fees was lower than the actual returns shown.

3.	Fund performance for the one-year, five-year, and since inception periods represent the returns achieved by the Investor Class from 7/1/03 up to 5/17/10, the inception date of the A Class and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 7/1/03. A portion of the fees charged to the A Class of the Fund was waived since 2010. Performance prior to waiving fees was lower than the actual returns shown since 2010. The maximum sales charge for A Class is 4.75%.

4.	Fund performance for the one-year, five-year, and since inception periods represent the returns achieved by the Investor Class from 7/1/03 up to 9/1/10, the inception date of the C Class and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 7/1/03. A portion of the fees charged to the C Class of the Fund was waived since 2010. Performance prior to waiving fees was lower than the actual returns shown since 2010. The maximum contingent deferred sales charge for Class is 1.00% for shares redeemed within one year of the date of purchase.

5.	The Barclays Capital Aggregate Index represents returns of the Barclays Capital Gov./Credit Intermediate Index (“Intermediate Index”) up to October 31, 2006 and the Barclays Capital Aggregate Index (“Aggregate Index”) thereafter. The Intermediate Index is an unmanaged index of investment grade corporate and government debt issues with maturities between one and ten years. The Aggregate Index is a market value weighted index of government, corporate, mortgage-backed and asset-backed fixed-rate debt securities of all maturities. The BofA Merrill Lynch All U.S. Convertibles Index is an unmanaged index of domestic securities of all quality grades that are convertible into U.S. dollar-denominated common stock, ADRs or cash equivalents. The Lipper Intermediate Investment Grade Index tracks the results of the 30 largest mutual funds in the Lipper Intermediate Investment Grade category. Lipper is an independent mutual fund research and ranking service. One cannot directly invest in an index.

6.	To reflect the Fund’s allocation of its assets between investment grade fixed-income securities and convertible securities, the returns of the Barclays Capital Aggregate Index and the BofA Merrill Lynch All U.S. Convertibles Index have been combined in a 75%/25% proportion.

7.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Investor, Y, A and C, Class shares was 1.09%, 0.81%, 1.21% and 2.01%, respectively. The expense ratio above may vary from the expense ratio presented in other sections of this report that is based on expenses incurred during the period covered by this report.
     The Fund’s assets have been allocated approximately 75% to American Beacon Advisors, Inc. (the “Manager”) that invests primarily in income producing, short- and intermediate-term investment grade bonds and 25% to a sub-advisor that invests in securities including convertible bonds, convertible preferreds, high yield bonds, and equities in order to try to enhance the return of the overall Fund.

Performance Overview
American Beacon Retirement Income and Appreciation FundSM
April 30, 2011 (Unaudited)
     During the six-month period, the investment grade bond portion of the Fund returned -0.03% before expenses underperforming the 0.02% return for the Barclays Capital Aggregate Index. This portion of the Fund lagged as exposure to U.S. Treasuries and the Fund’s selection among Commercial Mortgage-Backed securities negatively impacted returns.
     The remaining portion of the Fund, managed by the Fund’s sub-advisor, returned 10.51% before expenses. These results trailed the 11.55% return of the BofA Merrill Lynch All U.S. Convertibles Index. This portion of the Fund’s investment in higher quality securities, relative to its benchmark, detracted from performance during the period. The most speculative, lower quality convertible issues performed better in the period. This portion of the Fund was also hurt by security selection within the Health Care and Technology sectors.
     The Manager and the Fund’s sub-advisor remain focused on the Fund’s investment objectives of generating income and capital appreciation.
Top Ten Holdings

% of
Net Assets
Freddie Mac Gold Pool, 4.500%, Due 2/1/2041	1.4%
Freddie Mac Gold Pool, 4.000%, Due 1/1/2041	1.2%
EMC Corp., 1.750%, Due 12/1/2013	1.1%
Fannie Mae Pool, 4.50%, Due 1/1/2040	1.0%
Freddie Mac Gold Pool, 5.000%, Due 9/1/2035	0.9%
Societe Generale, 1.326%, Due 4/11/2014	0.8%
Fannie Mae Pool, 4.000%, Due 9/1/2040	0.7%
Bank of America Corp., 7.625%, Due 6/1/2019	0.7%
American Express Credit Account Master Trust, 5.350%, Due 1/15/2014	0.7%
General Electric Capital Corp., 0.503%, Due 1/8/2016	0.7%
Sector Allocation

% of
Fixed Income
Corporate	39.2%
U.S. Treasury	22.7%
Mortgage-Backed	15.7%
Convertibles	13.1%
Asset-Backed	3.5%
Commercial Mortgage-Backed Securities	3.3%
Convertible Obligations	2.1%
Other Government	0.4%
Sector Allocation

% of
Equities
Energy	27.2%
Information Technology.	26.0%
Financials	14.9%
Consumer Staples	11.4%
Industrials	9.0%
Materials	4.5%
Commingled Fund	3.5%
Health Care	3.5%

Performance Overview
American Beacon Intermediate Bond FundSM
April 30, 2011 (Unaudited)
     The Institutional Class of the Intermediate Bond Fund returned -0.07% for the six months ended April 30, 2011, trailing the Barclays Capital Aggregate Index (“Index”) return of 0.02% and the Lipper Intermediate Investment Grade Debt Funds Index return of 0.86% for the same period.

	Annualized Total Returns
	Periods Ended 4/30/11
	6 Months*	1 Year	5 Years	10 Years
Institutional Class(1,5)	-0.07%	5.06%	6.61%	5.71%
Y Class (1,2,5)	0.14%	5.15%	6.63%	5.72%
Investor Class (1,3,5)	-0.31%	4.56%	6.38%	5.59%
A Class with sales charge (1,4,7)	-5.12%	-0.59%	5.30%	5.05%
A Class without sales charge (1,4,7)	-0.41%	4.33%	6.33%	5.57%
C Class with sales charge (1,5,7)	-1.76%	2.95%	6.25%	5.53%
C Class without sales charge (1,5,7)	-0.76%	3.95%	6.25%	5.53%
Barclays Capital Agg. Index (6)	0.02%	5.36%	6.33%	5.74%
Lipper Intermediate Inv. Grade Index (6)	0.86%	6.78%	6.11%	5.55%

*	Not annualized
1.	Performance shown is historical and may not be indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Performance shown reflects the Fund’s receipt in December 2006 and March 2008 of class action proceeds that were related to investment activity in 2002. The Fund’s performance was higher than it would have been absent receipt of the settlement proceeds.

2.	Fund performance for the five-year and ten-year period represents the returns achieved by the Institutional Class from 4/30/01 up to 3/1/10, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Y Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Y Class been in existence since 4/30/01. A portion of the fees charged to the Y Class of the Fund was waived since 2010. Performance prior to waiving fees was lower than the actual returns shown since 2010.

3.	Fund performance represents the total returns achieved by the Institutional Class up to 3/2/09, the inception date of the Investor Class, and the returns of the Investor Class since its inception. Expenses of the Investor Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Investor Class been in existence since 4/30/01. A portion of the fees charged to the Investor Class of the Fund was waived since 2009. Performance prior to waiving fees was lower than the actual returns shown since 2009.

4.	Fund performance for the one-year, five-year, and ten-year period represents the total returns achieved by the Institutional Class from 4/30/01 through 3/2/09, the Investor Class from 3/2/09 up to 5/17/10, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Institutional and Investor Classes. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 4/30/01. A portion of the fees charged to the A Class of the Fund was waived since 2010. Performance prior to waiving fees was lower than the actual returns shown since 2010. The maximum sales charge for A Class is 4.75%.

5.	Fund performance for the one-year, five-year, and ten-year period represents the total returns achieved by the Institutional Class from 4/30/01 through 3/2/09, the Investor Class from 3/2/09 up to 9/1/10, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Institutional and Investor Classes. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 4/30/01. A portion of the fees charged to the C Class of the Fund was waived since 2010. Performance prior to waiving fees was lower than the actual returns shown since 2010. The maximum contingent deferred sales charge is 1.00% for shares redeemed within one year of the date of purchase.

6.	The Barclays Capital Aggregate Index is a market value weighted index of government, corporate, mortgage-backed and asset-backed fixed-rate debt securities of all maturities. The Lipper Intermediate Investment Grade Index tracks the results of the 30 largest mutual funds in the Lipper Intermediate Investment Grade category. Lipper is an independent mutual fund research and ranking service. One cannot directly invest in an index.

7.	The total annual Fund operating expense ratios set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A and C Class shares was 0.34%, 0.68%, 0.84%, 1.06, and 1.83%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that is based on expenses incurred during the period covered by this report.
     Prior to the impact of expenses, the Fund outperformed the Index entirely due to sector allocation as security selection detracted value relative to the Index.
     The Fund’s two times overweighting in the Corporate sector contributed most to relative returns from a sector allocation perspective. A significant underweighting in U.S. Treasuries also added value. From a security selection standpoint, the Fund’s underperformance was primarily due to exposure to U.S. Treasuries and poor selection among Commercial Mortgage-Backed securities.
     The Fund’s investment managers remain focused on a conservative approach toward investing in the bond market and on issuer-specific opportunities.

Performance Overview
American Beacon Intermediate Bond FundSM
April 30, 2011 (Unaudited)
Top Ten Holdings

% of
Net Assets
Freddie Mac Gold Pool, 5.00%, Due 4/1/2040	1.6%
Fannie Mae Pool, 5.00%, Due 5/1/2040	1.4%
Fannie Mae Pool, 4.500%, Due 3/1/2025	1.2%
Fannie Mae Pool, 4.50%, Due 1/1/2040	1.2%
Freddie Mac Gold Pool, 5.00%, Due 5/1/2040	1.0%
Fannie Mae Pool, 5.50%, Due 6/1/2040	0.9%
Fannie Mae Pool, 4.50%, Due 6/1/2025	0.9%
The Bear Stearns Cos., Inc., 7.25%, Due 2/1/2018	0.8%
Fannie Mae Pool, 5.00%, Due 1/1/2041	0.8%
Fannie Mae Pool, 4.50%, Due 8/1/2040	0.8%
Sector Allocation

% of
Fixed Income
Corporate	45.1%
Mortgage-Backed	25.5%
U.S. Treasury	21.5%
Commercial Mortgage Backed Securities	4.0%
Asset-Backed	3.2%
Agency	0.4%
Other Government	0.3%

Performance Overview
American Beacon Short-Term Bond FundSM
April 30, 2011 (Unaudited)
     The Institutional Class of the Short-Term Bond Fund (“Fund”) returned 0.24% for the six months ended April 30, 2011, which underperformed the BofA Merrill Lynch 1-3 Year Gov/Corp Index (“Index”) return of 0.34% and the Lipper Short Investment Grade Bond Funds Index (“Lipper”) return of 0.73%.

	Annualized Total Returns
	Periods Ended 4/30/11
	6 Months*	1 Year	5 Years	10 Years
Institutional Class(1,4)	0.24%	2.35%	4.24%	3.91%
Y Class (1,2,4)	0.18%	2.16%	4.22%	3.90%
Investor Class(1,4)	0.13%	1.90%	3.81%	3.44%
A Class with sales charge (1,3,6)	-2.57%	-0.84%	3.26%	3.16%
A Class without sales charge (1,3,6)	-0.05%	1.74%	3.78%	3.42%
C Class with sales charge (1,4,6)	-1.37%	0.35%	3.70%	3.38%
C Class without sales charge (1,4,6)	-0.37%	1.35%	3.70%	3.38%
Lipper Short Inv. Grade Index(3)	0.73%	3.29%	3.83%	3.44%
BofA Merrill Lynch 1-3 Yr. Gov./Corp. Index(3)	0.34%	2.26%	4.46%	4.02%

*	Not annualized
1.	Performance shown is historical and may not be indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A portion of the fees charged to the Investor Class of the Fund has been waived. Performance prior to waiving fees was lower than the actual returns shown. Performance shown reflects the Fund’s receipt in December 2006 and March 2008 of class action proceeds that were related to investment activity in 2002. The Fund’s performance was higher than it would have been absent receipt of the settlement proceeds.

2.	Fund performance for the five-year and ten-year period represents the total returns achieved by the Institutional Class from 4/30/01 up to 3/1/10, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Y Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Y Class been in existence since 4/30/01. A portion of the fees charged to the Y Class of the Fund was waived since 2010. Performance prior to waiving fees was lower than the actual returns shown since 2010.

3.	Fund performance for the one-year, five-year, and ten-year period represents the total returns achieved by the Investor Class from 4/30/01 up to 5/17/10, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 4/30/01. A portion of the fees charged to the A Class of the Fund was waived since 2010. Performance prior to waiving fees was lower than the actual returns shown since 2010. The maximum sales charge for A Class is 2.50%.

4.	Fund performance for the one-year, five-year, and ten-year period represents the total returns achieved by the Investor Class from 4/30/01 up to 9/1/10, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 4/30/01. A portion of the fees charged to the C Class of the Fund was waived since 2010. Performance prior to waiving fees was lower than the actual returns shown since 2010. The maximum contingent deferred sales charge is 1.00% for shares redeemed within one year of the date of purchase.

5.	The BofA Merrill Lynch 1-3 Yr. Gov./Corp. Index is a market value weighted performance benchmark for government and corporate fixed-rate debt securities with maturities between one and three years. The Lipper Short Investment Grade Bond Funds Index tracks the results of the 30 largest mutual funds in the Lipper Short Investment Grade Bond Funds category. Lipper is an independent mutual fund research and ranking service. One cannot directly invest in an index.

6.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A and C Class shares was 0.35%, 0.65%, 0.86%, 1.02%, and 2.05%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Gross of expenses, the Fund outperformed the Index for the period, but expenses brought the return below that of the Index.
     During the period, the Fund was overweight in the Corporate and Asset-Backed sectors, which outperformed Treasuries and Agencies during the period as the credit markets continued to recover following the improving economy. The largest Corporate overweight position was in the Financial sector, which performed very well. Industrials had the next highest allocation and returns. The Asset-Backed holdings were comprised of credit card, auto and equipment receivables and did not include any residential mortgages. The Fund generally maintains overweight positions in the Corporate and Asset-Backed sectors to generate incremental yield-to-maturity compared to the Index.
     Also during the period, the Fund’s duration was shorter than that of the Index which helped as interest rates rose. To protect the Fund from an ultimate rise in rates that will inevitably accompany the economic recovery, we intend to keep the Fund’s duration within approximately 20% of the Index duration until interest rate hikes by

Performance Overview
American Beacon Short-Term Bond FundSM
April 30, 2011 (Unaudited)
the Federal Reserve Bank become more imminent.
     Relative to Lipper, the Fund’s underperformance during the period was primarily attributable to the high-yield exposure in the Lipper peer group. The high yield sector continued to perform extraordinarily well as the credit markets improved, and the Fund’s lack of high-yield exposure significantly accounted for its relative underperformance.
     In the mean time, we continue to look for opportunity in this low interest rate environment and strive to protect the Fund from an eventual rise in rates. We will also maintain our conservative approach towards credit risk and seek to outperform over the long term on a risk-adjusted basis.
Top Ten Holdings

% of
Net Assets
GE Capital Credit Card Master Note Trust, 3.690%, Due 7/15/2015	2.3%
Ally Master Owner Trust, 1.969%, Due 1/15/2015	1.8%
Government National Mortgage Association, 1.864%, Due 8/16/2031	1.8%
Ford Credit Floorplan Master Owner Trust, 1.769%, Due 9/15/2014	1.7%
ING Bank N.V., 1.359%, Due 3/15/2013	1.6%
Nissan Master Owner Trust Receivables, 1.405%, Due 1/15/2015	1.6%
Government National Mortgage Association, 2.450%, Due 7/16/2038	1.6%
Verizon Communications, Inc., 0.918%, Due 3/28/2014	1.6%
Government National Mortgage Association, 2.210%, Due 11/16/2034	1.6%
Government National Mortgage Association, 2.210%, Due 12/16/2035	1.6%
Sector Allocation

% of
Fixed Income
Corporate	50.0%
Asset-Backed	21.0%
Mortgage-Backed	16.2%
U.S. Treasury	11.0%
Commercial Mortgage Backed Securities	1.8%

Fund Expenses
American Beacon Funds
April 30, 2011 (Unaudited)
Fund Expense Example
     As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees if applicable, and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in a particular Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2010 through April 30, 2011.
Actual Expenses
     The following tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the “Expenses Paid During Period” for the applicable Fund to estimate the expenses you paid on your account during this period. Shareholders that invest in a Fund through an IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

	High Yield	Intermediate	Short-Term
Institutional Class	Bond Fund	Bond Fund	Bond Fund
Beginning Account Value 11/1/10	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/11	$1,068.06	$999.30	$1,002.37
Expenses Paid During Period 11/1/10-4/30/11 *	$4.22	$1.58	$1.56
Annualized Expense Ratio	0.82%	0.32%	0.31%

		Retirement
		Income and
	High Yield	Appreciation	Intermediate	Short-Term
Y Class	Bond Fund	Fund	Bond Fund	Bond Fund
Beginning Account Value 11/1/10	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/11	$1,068.29	$1,022.36	$1001.41	$1,001.83
Expenses Paid During Period 11/1/10-4/30/11 *	$4.31	$4.18	$3.22	$3.21
Annualized Expense Ratio	0.84%	0.83%	0.65%	0.65%

		Retirement
		Income and
	High Yield	Appreciation	Intermediate	Short-Term
Investor Class	Bond Fund	Fund	Bond Fund	Bond Fund
Beginning Account Value 11/1/10	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/11	$1,066.53	$1,021.21	$996.93	$1,001.28
Expenses Paid During Period 11/1/10-4/30/11 *	$5.49	$5.49	$3.91	$3.76
Annualized Expense Ratio	1.07%	1.10%	0.79%	0.76%

		Retirement
		Income and
	High Yield	Appreciation	Intermediate	Short-Term
A Class	Bond Fund	Fund	Bond Fund	Bond Fund
Beginning Account Value 11/1/10	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/11	$1,065.22	$1,020.37	$995.93	$999.52
Expenses Paid During Period 11/1/10-4/30/11 *	$5.75	$5.96	$4.86	$4.09
Annualized Expense Ratio	1.12%	1.19%	0.98%	0.83%

		Retirement
		Income and
	High Yield	Appreciation	Intermediate	Short-Term
C Class	Bond Fund	Fund	Bond Fund	Bond Fund
Beginning Account Value 11/1/10	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/11	$1,062.71	$1,017.84	$992.40	$996.26
Expenses Paid During Period 11/1/10-4/30/11 *	$9.30	$9.91	$8.45	$7.80
Annualized Expense Ratio	1.82%	1.98%	1.71%	1.58%

High Yield
AMR Class	Bond Fund
Beginning Account Value 11/1/10	$1,000.00
Ending Account Value 4/30/2011	$1,069.38
Expenses Paid During Period 11/1/10-4/30/11 *	$2.90
Annualized Expense Ratio	0.57%

Fund Expenses
American Beacon Funds
April 30, 2011 (Unaudited)
Hypothetical Example for Comparison Purposes
     The following tables provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in a particular Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders that invest in a Fund through an IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.
     You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by a Fund, such as redemption fees as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the following tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

	High Yield	Intermediate	Short-Term
Institutional Class	Bond Fund	Bond Fund	Bond Fund
Beginning Account Value 11/1/10	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/11	$1,020.72	$1,023.22	$1,023.24
Expenses Paid During Period 11/1/10-4/30/11 *	$4.12	$1.60	$1.58
Annualized Expense Ratio	0.82%	0.32%	0.31%

		Retirement
		Income and
	High Yield	Appreciation	Intermediate	Short-Term
Y Class	Bond Fund	Fund	Bond Fund	Bond Fund
Beginning Account Value 11/1/10	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/11	$1,020.62	$1,020.66	$1,021.58	$1,021.58
Expenses Paid During Period 11/1/10-4/30/11 *	$4.21	$4.18	$3.25	$3.24
Annualized Expense Ratio	0.84%	0.83%	0.65%	0.65%

		Retirement
		Income and
	High Yield	Appreciation	Intermediate	Short-Term
Investor Class	Bond Fund	Fund	Bond Fund	Bond Fund
Beginning Account Value 11/1/10	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/11	$1,019.48	$1,019.36	$1,020.88	$1,021.03
Expenses Paid During Period 11/1/10-4/30/11 *	$5.37	$5.49	$3.95	$3.80
Annualized Expense Ratio	1.07%	1.10%	0.79%	0.76%

		Retirement
		Income and
	High Yield	Appreciation	Intermediate	Short-Term
A Class	Bond Fund	Fund	Bond Fund	Bond Fund
Beginning Account Value 11/1/10	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/11	$1,019.22	$1,018.89	$1,019.93	$1,020.70
Expenses Paid During Period 11/1/10-4/30/11 *	$5.63	$5.96	$4.92	$4.14
Annualized Expense Ratio	1.12%	1.19%	0.98%	0.83%

		Retirement
		Income and
	High Yield	Appreciation	Intermediate	Short-Term
C Class	Bond Fund	Fund	Bond Fund	Bond Fund
Beginning Account Value 11/1/10	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/11	$1,015.78	$1,014.97	$1,016.31	$1,016.98
Expenses Paid During Period 11/1/10-4/30/11 *	$9.09	$9.90	$8.55	$7.88
Annualized Expense Ratio	1.82%	1.98%	1.71%	1.58%

High Yield
AMR Class	Bond Fund
Beginning Account Value 11/1/10	$1,000.00
Ending Account Value 4/30/11	$1,021.99
Expenses Paid During Period 11/1/10-4/30/11 *	$2.83
Annualized Expense Ratio	0.57%

*	Expenses are equal to the Fund’s annualized expense ratio for the six-month period multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

American Beacon High Yield Bond Fund
Schedule of Investments
April 30, 2011 (Unaudited)

		Value
	Shares	($000)
COMMON STOCKS - 0.63%
COMMUNICATIONS- 0.28%
Communications - 0.21%
Charter Communications, Inc.	$9,435	$308

		308

Media - 0.07%
Dex One Corp.A	23,761	100
SuperMedia, Inc.A	1,037	5

		105

CONSUMER DISCRETIONARY- 0.14%
Automobiles - 0.14%
General Motors Co.A	6,092	196
FINANCIALS- 0.05%
Finance - 0.05%
Marsico Holdings LLCA	13,199	66
RIGHTS/WARRANTS- 0.16%
Rights/Warrants - 0.16%
General Motors Co.,A B
Due 7/10/2016A B	5,538	128
Due 7/10/2019A B	5,538	99

Total Common Stocks (Cost $2,464)		902

PREFERRED STOCKS - 0.33%
FINANCIALS- 0.33%
Diversified Financials - 0.01%
Federal Home Loan Mortgage Corp.	10,000	20

Finance - 0.32%
Ally Financial, Inc.	11,759	449

		449

Total Preferred Stocks (Cost $541)		469

	Par Amount	Value
	($000)	($000)
CORPORATE OBLIGATIONS - 93.97%
Finance - 10.71%
Alliant Holdings I, Inc., 11.00%, Due 5/1/2015C	575	608
Ally Financial, Inc.,
6.875%, Due 8/28/2012	600	631
8.00%, Due 12/31/2018	300	332
7.50%, Due 9/15/2020C	300	327
Bank of America Corp., 8.125%, Due 12/29/2049	800	865
Bank of New York Mellon SA Institucion de Banca Multiple, 9.625%, Due 5/2/2021C	275	277
Bank One Capital III, 8.75%, Due 9/1/2030	420	536
CIT Group, Inc.,
7.00%, Due 5/1/2017	1,400	1,411
6.625%, Due 4/1/2018C	100	107
Diversey Holdings, Inc., 10.50%, Due 5/15/2020E	600	699
E*Trade Financial Corp., 12.50%, Due 11/30/2017E	275	328
Fontainebleau Las Vegas Holdings LLC, 10.25%, Due 6/15/2015C F	1,800	1
Forest City Enterprises, Inc., 7.625%, Due 6/1/2015	600	588
Harbinger Group, Inc., 10.625%, Due 11/15/2015C	300	309
HUB International Holdings, Inc., 10.25%, Due 6/15/2015C	825	858
International Lease Finance Corp., 5.65%, Due 6/1/2014	1,000	1,019
iPayment Holdings, Inc., 10.25%, Due 5/15/2018C	325	328
Liberty Mutual Group, Inc., 10.75%, Due 6/15/2058C D	735	1,000
Marsico Holdings LLC / Marsico Co Notes Corp., 10.625%, Due 1/15/2020C E	805	644
MBNA Capital A, 8.278%, Due 12/1/2026	625	644
MetLife, Inc., 10.75%, Due 8/1/2039	300	423
Nationwide Mutual Insurance Co., 9.375%, Due 8/15/2039C	500	629
Needle Merger Sub Corp., 8.125%, Due 3/15/2019C	300	308
See accopanying notes

American Beacon High Yield Bond Fund
Schedule of Investments
April 30, 2011 (Unaudited)

	Par Amount	Value
	($000)	($000)
Nuveen Investments, Inc., 10.50%, Due 11/15/2015	$350	$364
Oppenheimer Holdings, Inc., 8.75%, Due 4/15/2018C	275	287
Orascom Telecom Finance SCA, 7.875%, Due 2/8/2014C	660	673
UPCB Finance III Ltd., 6.625%, Due 7/1/2020C	800	787
Yanlord Land Group Ltd., 10.625%, Due 3/29/2018C	300	308

		15,291

Industrials - 76.30%
Abengoa Finance SAU, 8.875%, Due 11/1/2017C	700	711
Accuride Corp., 9.50%, Due 8/1/2018	310	346
Advanced Micro Devices, Inc.,
8.125%, Due 12/15/2017	200	212
7.75%, Due 8/1/2020	300	313
AEP Industries, Inc., 8.25%, Due 4/15/2019C	400	410
Allison Transmission, Inc., 7.125%, Due 5/15/2019C	575	582
American Petroleum Tankers Parent LLC / AP Tankers Co., 10.25%, Due 5/1/2015C	679	720
Aquilex Holdings LLC/Aquilex Finance Corp., 11.125%, Due 12/15/2016	250	258
ARAMARK Holdings Corp., 8.625%, Due 5/1/2016C E	100	103
Ardagh Packaging Finance plc, 9.125%, Due 10/15/2020C	250	276
Atkore International, Inc., 9.875%, Due 1/1/2018C	415	451
Avaya, Inc., 7.00%, Due 4/1/2019C	700	693
Aviv Healthcare Properties LP, 7.75%, Due 2/15/2019C	500	528
Berry Petroleum Co., 10.25%, Due 6/1/2014	397	462
Blue Merger Sub, Inc., 7.625%, Due 2/15/2019C	400	410
Boart Longyear Management Pty Ltd., 7.00%, Due 4/1/2021C	100	104
BreitBurn Energy Partners LP / BreitBurn Finance Corp., 8.625%, Due 10/15/2020	400	426
Brickman Group Holdings, Inc., 9.125%, Due 11/1/2018C	435	455
Brightstar Corp., 9.50%, Due 12/1/2016C	635	679
Brown Shoe Co, Inc., 7.125%, Due 5/15/2019C	140	140
Buccaneer Merger Sub, Inc., 9.125%, Due 1/15/2019C	300	322
Building Materials Corp of America, 6.75%, Due 5/1/2021C	180	182
Cablevision Systems Corp., 8.625%, Due 9/15/2017	500	560
Caesars Entertainment Operating Co, Inc.,
10.75%, Due 2/1/2016	750	739
11.25%, Due 6/1/2017	1,000	1,139
Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.375%, Due 5/1/2019C	310	324
CCH II LLC / CCH II Capital Corp., 13.50%, Due 11/30/2016	400	483
CCO Holdings LLC / CCO Holdings Capital Corp., 7.25%, Due 10/30/2017	300	320
CDW LLC / CDW Finance Corp.,
11.50%, Due 10/12/2015E	214	233
8.50%, Due 4/1/2019C	500	505
CEDC Finance Corp International, Inc., 9.125%, Due 12/1/2016C	950	918
Cemex SAB de CV, 9.00%, Due 1/11/2018C	500	518
Cengage Learning Acquisitions, Inc., 10.50%, Due 1/15/2015C	625	642
Central Garden and Pet Co., 8.25%, Due 3/1/2018	445	469
Cenveo Corp., 8.875%, Due 2/1/2018	475	477
CEVA Group plc,
11.625%, Due 10/1/2016C	100	111
8.375%, Due 12/1/2017C	100	104
11.50%, Due 4/1/2018C	500	546
Chaparral Energy, Inc.,
9.875%, Due 10/1/2020C	600	678
8.25%, Due 9/1/2021C	500	529
CHC Helicopter S.A., 9.25%, Due 10/15/2020C	940	920
Chesapeake Energy Corp.,
6.625%, Due 8/15/2020	900	969
6.125%, Due 2/15/2021	100	103
Citadel Broadcasting Corp., 7.75%, Due 12/15/2018C	300	325
Clayton Williams Energy, Inc., 7.75%, Due 4/1/2019C	690	692
Clear Channel Communications, Inc., 9.00%, Due 3/1/2021C	900	915
Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, Due 12/1/2017C	410	444
ClubCorp Club Operations, Inc., 10.00%, Due 12/1/2018C	500	511
CMA CGM S.A., 8.50%, Due 4/15/2017C	280	276
See accompanying notes

American Beacon High Yield Bond Fund
Schedule of Investments
April 30, 2011 (Unaudited)

	Par Amount	Value
	($000)	($000)
Coffeyville Resources LLC / Coffeyville Finance, Inc., 10.875%, Due 4/1/2017C	$560	$638
Colt Defense LLC / Colt Finance Corp., 8.75%, Due 11/15/2017C	730	610
CommScope, Inc., 8.25%, Due 1/15/2019C	300	316
Community Health Systems, Inc., 8.875%, Due 7/15/2015	200	205
Consol Energy, Inc.,
8.00%, Due 4/1/2017	770	851
8.25%, Due 4/1/2020	365	407
CRC Health Corp., 10.75%, Due 2/1/2016	675	689
Cricket Communications, Inc., 7.75%, Due 10/15/2020	1,030	1,051
Cumulus Media, Inc., 7.75%, Due 5/1/2019C	100	100
Dave & Buster’s, Inc., 11.00%, Due 6/1/2018	600	656
Dean Foods Co., 9.75%, Due 12/15/2018C	600	623
Digicel Group Ltd., 9.125%, Due 1/15/2015C	475	494
DISH DBS Corp., 7.125%, Due 2/1/2016	1,100	1,171
DJO Finance LLC / DJO Finance Corp., 7.75%, Due 4/15/2018C	100	103
DynCorp International, Inc., 10.375%, Due 7/1/2017C	980	1,048
eAccess Ltd., 8.25%, Due 4/1/2018C	400	406
Energy XXI Gulf Coast, Inc., 9.25%, Due 12/15/2017C	1,105	1,203
EnergySolutions Inc / EnergySolutions LLC, 10.75%, Due 8/15/2018C	575	638
Equinox Holdings, Inc., 9.50%, Due 2/1/2016C	125	134
Euramax International, Inc., 9.50%, Due 4/1/2016C	400	416
EVERTEC, Inc., 11.00%, Due 10/1/2018C	600	647
Expro Finance Luxembourg SCA, 8.50%, Due 12/15/2016C	800	782
FAGE Dairy Industry SA / FAGE USA Dairy Industry, Inc., 9.875%, Due 2/1/2020C	815	823
First Data Corp.,
9.875%, Due 9/24/2015	526	544
8.25%, Due 1/15/2021C	224	223
12.625%, Due 1/15/2021C	374	410
FMG Resources August 2006 Pty Ltd.,
7.00%, Due 11/1/2015C	300	317
6.875%, Due 2/1/2018C	400	422
Ford Motor Credit Co LLC,
6.625%, Due 8/15/2017	600	661
5.00%, Due 5/15/2018	560	560
8.125%, Due 1/15/2020	900	1,068
Freescale Semiconductor, Inc.,
8.875%, Due 12/15/2014	200	209
10.75%, Due 8/1/2020C	500	575
Frontier Communications Corp.,
8.25%, Due 4/15/2017	200	217
8.50%, Due 4/15/2020	300	325
8.75%, Due 4/15/2022	400	433
GCI, Inc., 8.625%, Due 11/15/2019	370	408
Giant Funding Corp., 8.25%, Due 2/1/2018C	300	311
Goodrich Petroleum Corp., 8.875%, Due 3/15/2019C	500	505
HCA Holdings, Inc., 7.75%, Due 5/15/2021C	200	209
HCA, Inc., 9.625%, Due 11/15/2016E	1,200	1,288
Helix Energy Solutions Group, Inc., 9.50%, Due 1/15/2016C	330	350
Hilcorp Energy I LP/Hilcorp Finance Co., 8.00%, Due 2/15/2020C	500	536
Hyva Global BV, 8.625%, Due 3/24/2016C	200	206
IASIS Healthcare LLC / IASIS Capital Corp., 8.375%, Due 5/15/2019C	375	381
Ineos Finance plc, 9.00%, Due 5/15/2015C	200	219
Ineos Group Holdings plc, 8.50%, Due 2/15/2016C	600	621
Intelsat Jackson Holdings S.A.,
11.25%, Due 6/15/2016	600	638
7.25%, Due 10/15/2020C	100	101
7.50%, Due 4/1/2021C	500	508
Intelsat Luxembourg S.A., 11.25%, Due 2/4/2017	625	682
International Coal Group, Inc., 9.125%, Due 4/1/2018	430	487
inVentiv Health, Inc., 10.00%, Due 8/15/2018C	625	666
Jarden Corp.,
7.50%, Due 5/1/2017	700	752
6.125%, Due 11/15/2022	100	100
See accompanying notes

American Beacon High Yield Bond Fund
Schedule of Investments
April 30, 2011 (Unaudited)

	Par Amount	Value
	($000)	($000)
JBS Finance II Ltd., 8.25%, Due 1/29/2018C	$165	$171
JBS USA LLC/JBS USA Finance, Inc., 11.625%, Due 5/1/2014	375	439
Kabel BW Erste Beteiligungs GmbH / Kabel Baden-Wurttemberg GmbH & Co KG, 7.50%, Due 3/15/2019C	650	666
Key Energy Services, Inc., 6.75%, Due 3/1/2021	520	534
Liberty Tire Recycling, 11.00%, Due 10/1/2016C	425	476
Linn Energy LLC/Linn Energy Finance Corp.,
8.625%, Due 4/15/2020	700	774
7.75%, Due 2/1/2021C	670	718
M/I Homes, Inc., 8.625%, Due 11/15/2018C	500	498
MacDermid, Inc., 9.50%, Due 4/15/2017C	1,125	1,197
Mandalay Resort Group, 7.625%, Due 7/15/2013	500	503
Marina District Finance Co, Inc., 9.875%, Due 8/15/2018C	300	322
MedAssets, Inc., 8.00%, Due 11/15/2018C	300	308
Media General, Inc., 11.75%, Due 2/15/2017	300	305
Meritor, Inc., 10.625%, Due 3/15/2018	500	566
MetroPCS Wireless, Inc., 7.875%, Due 9/1/2018	400	431
MGM Resorts International, 6.625%, Due 7/15/2015	1,000	963
Michaels Stores, Inc., 7.75%, Due 11/1/2018C	600	620
Midwest Gaming Borrower LLC / Midwest Finance Corp., 11.625%, Due 4/15/2016C	625	669
Midwest Vanadium Pty Ltd., 11.50%, Due 2/15/2018C	415	431
Momentive Performance Materials, Inc., 9.00%, Due 1/15/2021C	465	501
Mylan, Inc., 7.875%, Due 7/15/2020C	700	774
Nalco Co., 6.625%, Due 1/15/2019C	465	479
NBTY, Inc., 9.00%, Due 10/1/2018C	225	245
NCL Corp Ltd.,
11.75%, Due 11/15/2016	400	469
9.50%, Due 11/15/2018C	200	213
NES Rentals Holdings, Inc., 12.25%, Due 4/15/2015C	300	300
NewPage Corp., 11.375%, Due 12/31/2014	700	697
NII Capital Corp., 7.625%, Due 4/1/2021	310	328
Norske Skogindustrier ASA, 6.125%, Due 10/15/2015C	1,100	968
Nortek, Inc., 8.50%, Due 4/15/2021C	95	95
Novasep Holding SAS, 9.75%, Due 12/15/2016C	280	158
Novelis, Inc., 8.75%, Due 12/15/2020	400	447
NPC International, Inc., 9.50%, Due 5/1/2014	625	638
NXP BV / NXP Funding LLC, 9.75%, Due 8/1/2018C	300	347
OnCure Holdings, Inc., 11.75%, Due 5/15/2017	650	676
OPTI Canada, Inc.,
9.00%, Due 12/15/2012C	100	101
9.75%, Due 8/15/2013C	300	303
8.25%, Due 12/15/2014	645	343
Oshkosh Corp., 8.50%, Due 3/1/2020	410	457
Packaging Dynamics Corp., 8.75%, Due 2/1/2016C	200	207
Peabody Energy Corp., 7.375%, Due 11/1/2016	800	902
Petco Animal Supplies, Inc., 9.25%, Due 12/1/2018C	990	1,068
Petrohawk Energy Corp., 10.50%, Due 8/1/2014	700	802
PharmaNet Development Group, Inc., 10.875%, Due 4/15/2017C	300	332
Pilgrim’s Pride Corp., 7.875%, Due 12/15/2018C	425	398
Pinnacle Entertainment, Inc., 7.50%, Due 6/15/2015	800	816
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp.,
9.25%, Due 4/1/2015	800	836
10.625%, Due 4/1/2017	400	430
Pittsburgh Glass Works LLC, 8.50%, Due 4/15/2016C	970	1,013
Plains Exploration & Production Co.,
10.00%, Due 3/1/2016	800	904
6.625%, Due 5/1/2021	210	211
Pokagon Gaming Authority, 10.375%, Due 6/15/2014C	600	619
Prestige Brands, Inc., 8.25%, Due 4/1/2018	630	673
Quicksilver Resources, Inc.,
8.25%, Due 8/1/2015	300	318
9.125%, Due 8/15/2019	500	549
Quiksilver, Inc., 6.875%, Due 4/15/2015	405	399
See accompanying notes

American Beacon High Yield Bond Fund
Schedule of Investments
April 30, 2011 (Unaudited)

	Par Amount	Value
	($000)	($000)
QVC, Inc., 7.50%, Due 10/1/2019C	$320	$340
RBS Global Inc / Rexnord LLC, 8.50%, Due 5/1/2018	800	868
Regal Cinemas Corp., 8.625%, Due 7/15/2019	350	377
Reliance Intermediate Holdings LP, 9.50%, Due 12/15/2019C	610	673
Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu,
8.50%, Due 5/15/2018C	900	926
9.00%, Due 4/15/2019C	450	474
8.25%, Due 2/15/2021C	100	102
Rite Aid Corp.,
9.75%, Due 6/12/2016	1,255	1,412
8.00%, Due 8/15/2020	100	108
Rotech Healthcare, Inc., 10.50%, Due 3/15/2018C	375	380
Ryerson, Inc., 12.00%, Due 11/1/2015	295	319
SandRidge Energy, Inc.,
8.00%, Due 6/1/2018C	800	846
7.50%, Due 3/15/2021C	415	437
Shingle Springs Tribal Gaming Authority, 9.375%, Due 6/15/2015C	400	280
Simmons Foods, Inc., 10.50%, Due 11/1/2017C	500	539
Sitel LLC / Sitel Finance Corp., 11.50%, Due 4/1/2018	400	377
Smurfit Kappa Treasury Funding Ltd., 7.50%, Due 11/20/2025	900	875
Solo Cup Co., 8.50%, Due 2/15/2014	300	263
Spectrum Brands Holdings, Inc., 9.50%, Due 6/15/2018C	325	363
Sprint Capital Corp., 8.75%, Due 3/15/2032	780	854
Sprint Nextel Corp., 8.375%, Due 8/15/2017	800	897
Station Casinos, Inc.,
6.875%, Due 3/1/2016F	500	0
7.75%, Due 8/15/2016F	500	0
SunGard Data Systems, Inc.,
10.25%, Due 8/15/2015	100	105
7.625%, Due 11/15/2020C	600	626
Telesat Canada / Telesat LLC, 12.50%, Due 11/1/2017	500	595
The Goodyear Tire & Rubber Co, 8.25%, Due 8/15/2020	800	889
The Hertz Corp,
7.50%, Due 10/15/2018C	400	420
6.75%, Due 4/15/2019C	400	408
The Manitowoc Co Inc,
9.50%, Due 2/15/2018	600	672
8.50%, Due 11/1/2020	100	110
Ticketmaster Entertainment LLC / Ticketmaster Noteco, Inc., 10.75%, Due 8/1/2016.	700	766
Titan International, Inc., 7.875%, Due 10/1/2017C	440	473
Trans Union LLC/TransUnion Financing Corp., 11.375%, Due 6/15/2018	300	347
Trimas Corp., 9.75%, Due 12/15/2017	200	220
Tutor Perini Corp., 7.625%, Due 11/1/2018C	440	449
tw telecom holdings, Inc., 8.00%, Due 3/1/2018	325	353
Uncle Acquisition 2010 Corp., 8.625%, Due 2/15/2019C	450	478
United Rentals North America, Inc., 8.375%, Due 9/15/2020	520	554
United Surgical Partners International, Inc., 9.25%, Due 5/1/2017E	700	741
Univision Communications, Inc.,
6.875%, Due 5/15/2019C	475	477
7.875%, Due 11/1/2020C	500	533
Virgolino de Oliveira Finance Ltd., 10.50%, Due 1/28/2018C	400	431
Visant Corp., 10.00%, Due 10/1/2017	1,220	1,317
WCA Waste Corp., 9.25%, Due 6/15/2014	800	822
West Corp., 7.875%, Due 1/15/2019C	800	824
Wind Acquisition Finance S.A.,
11.75%, Due 7/15/2017C E	475	552
7.25%, Due 2/15/2018C	325	344
Wind Acquisition Holdings Finance S.A., 12.25%, Due 7/15/2017C	227	280
WMG Acquisition Corp., 9.50%, Due 6/15/2016	800	852
Yonkers Racing Corp., 11.375%, Due 7/15/2016C	750	825

		108,956

Utilities - 6.96%
See accompanying notes

American Beacon High Yield Bond Fund
Schedule of Investments
April 30, 2011 (Unaudited)

	Par Amount	Value
	($000)	($000)
Calpine Corp.,
7.875%, Due 7/31/2020C	$200	$216
7.50%, Due 2/15/2021C	600	635
Copano Energy LLC / Copano Energy Finance Corp., 7.125%, Due 4/1/2021	200	205
Crosstex Energy LP / Crosstex Energy Finance Corp., 8.875%, Due 2/15/2018	500	546
Dynegy Holdings, Inc., 8.375%, Due 5/1/2016	300	260
El Paso Corp., 7.00%, Due 6/15/2017	800	887
Elwood Energy LLC, 8.159%, Due 7/5/2026	631	614
Energy Future Holdings Corp., 5.55%, Due 11/15/2014	410	359
Energy Future Intermediate Holding Co LLC / EFIH Finance, Inc., 10.00%, Due 12/1/2020	308	331
Energy Transfer Equity LP, 7.50%, Due 10/15/2020	275	301
Enterprise Products Operating LLC, 7.034%, Due 1/15/2068	1,210	1,276
Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, Due 12/15/2018C	435	442
Inergy LP/Inergy Finance Corp., 7.00%, Due 10/1/2018C	410	433
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 6.75%, Due 11/1/2020	500	516
Martin Midstream Partners LP / Martin Midstream Finance Corp., 8.875%, Due 4/1/2018	820	877
Regency Energy Partners LP/Regency Energy Finance Corp.,
9.375%, Due 6/1/2016	475	540
6.875%, Due 12/1/2018	45	48
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.875%, Due 2/1/2021C	440	438
Texas Competitive Electric Holdings Co LLC / TCEH Finance, Inc.,
10.25%, Due 11/1/2015	300	194
11.50%, Due 10/1/2020C	400	411
15.00%, Due 4/1/2021C	400	354
The AES Corp, 9.75%, Due 4/15/2016	50	58

		9,941

Total Corporate Obligations (Cost $126,026)		134,188

CONVERTIBLE OBLIGATIONS - 0.88%
Finance - 0.26%
E*Trade Financial Corp., %, Due 8/31/2019	240	377

Hotels, Restaurants & Leisure - 0.62%
Horizon Lines, Inc., 4.25%, Due 8/15/2012	1,025	875

Total Convertible Obligations (Cost $1,080)		1,252

	Shares
SHORT-TERM INVESTMENTS - 3.05% (Cost $4,361)
JPMorgan U.S. Government Money Market Fund	4,361,232	4,361

TOTAL INVESTMENTS - 98.86% (Cost $134,473)		141,172
OTHER ASSETS, NET OF LIABILITIES - 1.14%		1,632

TOTAL NET ASSETS - 100.00%		$142,804

Percentages are stated as a percent of net assets.

A	Non-income producing security.

B	Warrant

C	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $68,470 or 47.95% of net assets. The Fund has no right to demand registration of these securities.

D	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

E	Is Payment in Kind.

F	Non-income producing, issuer is in default.
See accompanying notes

American Beacon Retirement Income and Appreciation Fund
Schedule of Investments
April 30, 2011 (Unaudited)

		Value
	Shares	($000)
COMMON STOCKS - 5.93%
COMMINGLED FUND- 0.28%
Commingled Fund - 0.28%
MetLife, Inc.	4,800	$420
ENERGY- 1.62%
Energy Equipment & Services - 1.04%
Baker Hughes, Inc.	5,500	426
Helmerich & Payne, Inc.	8,000	530
Noble Corp.	9,500	409
Superior Energy Services, Inc.A	5,500	211

		1,576

Oil & Gas - 0.58%
Occidental Petroleum Corp.	3,800	434
Suncor Energy, Inc.	9,500	438

		872

FINANCIALS- 0.60%
Diversified Financials - 0.60%
Affiliated Managers Group, Inc.A	3,700	404
T Rowe Price Group, Inc.	7,700	494
HEALTH CARE- 0.28%
Health Care Equipment & Supplies - 0.28%
Covidien plc	7,500	418
INDUSTRIALS- 0.72%
Aerospace & Defense - 0.13%
United Technologies Corp.	2,150	193

Industrial Conglomerates - 0.31%
Siemens AGB	3,250	473

Machinery - 0.28%
Eaton Corp.	7,800	418

INFORMATION TECHNOLOGY- 2.07%
Communications Equipment - 0.20%
Cisco Systems, Inc.	17,000	299

IT Consulting & Services - 0.29%
Accenture plc	7,770	444

Semiconductor Equipment & Products - 0.69%
Applied Materials, Inc.	28,000	439
QUALCOMM, Inc.	10,600	603

		1,042

Software - 0.89%
Autodesk, Inc.	9,500	427
Microsoft Corp.	12,000	312
Oracle Corp.	17,000	613

		1,352

MATERIALS- 0.36%
Metals & Mining - 0.36%
Barrick Gold Corp.	10,700	546

Total Common Stocks (Cost $7,857)		8,951

CONVERTIBLE PREFERRED STOCKS - 0.65%
CONSUMER STAPLES- 0.44%
Food Products - 0.44%
Bunge Ltd.	6,058	651
FINANCIALS- 0.21%
Diversified Financials - 0.21%
Wells Fargo & Co.	300	324

Total Convertible Preferred Stocks (Cost $749)		975

PREFERRED STOCKS - 1.41%
CONSUMER STAPLES- 0.48%
Food Products - 0.48%
Archer-Daniels-Midland Co.	15,350	719
See accompanying notes

American Beacon Retirement Income and Appreciation Fund
Schedule of Investments
April 30, 2011 (Unaudited)

		Value
	Shares	($000)
ENERGY- 0.55%
Energy - 0.55%
Apache Corp.	11,750	$826
FINANCIALS- 0.38%
Diversified Financials - 0.38%
AMG Capital Trust I	4,150	204
Vale Capital II	4,000	374

Total Preferred Stocks (Cost $1,619)		2,123

	Par Amount	Value
	($000)	($000)
CORPORATE OBLIGATIONS - 33.54%
Finance - 15.73%
AEGON Funding Co., LLC, 5.75%, Due 12/15/2020	250	265
American Express Credit Corp., 2.75%, Due 9/15/2015	125	125
American International Group, Inc., 6.40%, Due 12/15/2020	575	629
ANZ National Int’l Ltd/London, 2.375%, Due 12/21/2012C	300	305
Bank of America Corp.,
7.80%, Due 9/15/2016	600	692
7.625%, Due 6/1/2019	875	1,032
Bank One Corp., 4.90%, Due 4/30/2015	250	266
Barclays Bank plc,
3.90%, Due 4/7/2015	290	304
6.75%, Due 5/22/2019	300	343
BNP Paribas, 3.60%, Due 2/23/2016	280	285
Citigroup, Inc.,
1.235%, Due 4/1/2014D	300	300
0.591%, Due 11/5/2014D	300	292
6.125%, Due 11/21/2017	275	305
8.50%, Due 5/22/2019	750	934
CME Group, Inc., 5.40%, Due 8/1/2013	230	251
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.20%, Due 5/13/2014C	200	214
Credit Suisse/New York NY, 5.30%, Due 8/13/2019	250	268
Danske Bank A/S, 1.331%, Due 4/14/2014C D	600	600
Deutsche Bank AG/London, 3.875%, Due 8/18/2014	275	289
Fifth Third Bancorp, 3.625%, Due 1/25/2016	275	279
General Electric Capital Corp.,
0.493%, Due 1/8/2016D	1,033	1,001
5.625%, Due 5/1/2018	250	274
6.00%, Due 8/7/2019	300	334
5.50%, Due 1/8/2020	350	376
HSBC Finance Corp., 0.528%, Due 1/15/2014D	850	838
ING Bank N.V., 5.125%, Due 5/1/2015C	300	310
Janus Capital Group, Inc., 6.70%, Due 6/15/2017D	125	137
JPMorgan Chase & Co.,
3.70%, Due 1/20/2015	500	519
6.00%, Due 1/15/2018	175	195
5.50%, Due 10/15/2040	250	250
JPMorgan Chase Bank NA, 0.640%, Due 6/13/2016C D	375	360
Leucadia National Corp.,
8.125%, Due 9/15/2015	100	111
7.125%, Due 3/15/2017	192	202
Lincoln National Corp., 4.75%, Due 2/15/2014	105	111
Lloyds TSB Bank plc, 4.375%, Due 1/12/2015C	300	310
Mellon Funding Corp., 0.463%, Due 5/15/2014D	250	249
Merrill Lynch & Co, Inc., 6.11%, Due 1/29/2037	275	269
MetLife Institutional Funding II, 1.201%, Due 4/4/2014C D	800	802
MetLife, Inc., 6.375%, Due 6/15/2034	250	277
Monumental Global Funding III, 0.478%, Due 1/15/2014C D	300	290
Morgan Stanley,
0.758%, Due 10/15/2015D	900	867
7.30%, Due 5/13/2019	280	321
See accompanying notes

American Beacon Retirement Income and Appreciation Fund
Schedule of Investments
April 30, 2011 (Unaudited)

	Par Amount	Value
	($000)	($000)
5.625%, Due 9/23/2019	$250	$260
National Australia Bank Ltd., 4.375%, Due 12/10/2020C	250	244
Nationwide Building Society, 5.50%, Due 7/18/2012C	450	472
Nordea Bank AB,
2.50%, Due 11/13/2012C	250	255
4.875%, Due 1/27/2020C	250	259
PNC Funding Corp., 4.375%, Due 8/11/2020	260	262
Pricoa Global Funding I, 5.40%, Due 10/18/2012C	150	159
Prudential Financial, Inc., 7.375%, Due 6/15/2019	250	298
Societe Generale,
2.20%, Due 9/14/2013C	250	252
1.326%, Due 4/11/2014C D	1,200	1,202
The Bear Stearns Cos., Inc., 7.25%, Due 2/1/2018	500	587
The Goldman Sachs Group, Inc.,
5.35%, Due 1/15/2016	475	515
6.25%, Due 9/1/2017	550	612
6.00%, Due 6/15/2020	135	146
The Travelers Cos Inc, 3.90%, Due 11/1/2020	130	126
UBS AG/Stamford CT, 5.875%, Due 12/20/2017	275	307
Wachovia Corp.,
0.648%, Due 10/15/2016D	600	568
5.75%, Due 2/1/2018	475	530
Wells Fargo & Co., 5.625%, Due 12/11/2017	275	307

		23,742

Industrials - 15.71%
Advanced Micro Devices, Inc.,
8.125%, Due 12/15/2017	130	137
7.75%, Due 8/1/2020	175	182
America Movil SAB de CV, 6.375%, Due 3/1/2035	275	299
American Axle & Manufacturing, Inc., 7.875%, Due 3/1/2017	272	279
American Honda Finance Corp.,
4.625%, Due 4/2/2013C	325	345
3.875%, Due 9/21/2020C	125	122
Anheuser-Busch InBev Worldwide, Inc.,
5.00%, Due 4/15/2020	290	311
8.00%, Due 11/15/2039	100	137
Apache Corp., 5.10%, Due 9/1/2040	130	125
AT&T, Inc.,
5.625%, Due 6/15/2016	200	225
5.50%, Due 2/1/2018	400	441
6.80%, Due 5/15/2036	125	138
6.40%, Due 5/15/2038	125	133
Bio-Rad Laboratories, Inc., 8.00%, Due 9/15/2016	275	306
BP Capital Markets plc, 3.20%, Due 3/11/2016	280	282
Burlington Northern Santa Fe LLC,
5.75%, Due 3/15/2018	325	367
5.75%, Due 5/1/2040	140	144
Calfrac Holdings LP, 7.50%, Due 12/1/2020C	375	393
Canadian National Railway Co., 5.55%, Due 5/15/2018	250	280
Canadian Natural Resources Ltd., 6.25%, Due 3/15/2038	275	303
Caterpillar Financial Services Corp.,
1.90%, Due 12/17/2012	100	102
4.25%, Due 2/8/2013	250	265
2.75%, Due 6/24/2015	280	288
Cellco Partnership / Verizon Wireless Capital LLC, 3.75%, Due 5/20/2011	270	270
Coca-Cola Refreshments USA, Inc., 7.375%, Due 3/3/2014	150	175
Comcast Cable Communications Holdings, Inc., 8.375%, Due 3/15/2013	109	123
Comcast Corp., 6.55%, Due 7/1/2039	300	324
Comstock Resources, Inc., 8.375%, Due 10/15/2017	300	317
Concho Resources Inc/Midland TX, 8.625%, Due 10/1/2017	275	304
ConocoPhillips,
4.60%, Due 1/15/2015	200	220
See accompanying notes

American Beacon Retirement Income and Appreciation Fund
Schedule of Investments
April 30, 2011 (Unaudited)

	Par Amount	Value
	($000)	($000)
5.20%, Due 5/15/2018	$325	$362
CSX Corp., 5.50%, Due 4/15/2041	250	246
CVS Caremark Corp., 3.25%, Due 5/18/2015	140	144
Daimler Finance North America LLC,
5.75%, Due 9/8/2011	250	254
3.00%, Due 3/28/2016C	150	151
DISH DBS Corp., 7.875%, Due 9/1/2019	300	325
EOG Resources, Inc., 2.50%, Due 2/1/2016	250	247
Exide Technologies, 8.625%, Due 2/1/2018C	350	375
France Telecom S.A., 2.125%, Due 9/16/2015	125	124
GlaxoSmithKline Capital, Inc., 5.65%, Due 5/15/2018	125	142
Hanesbrands, Inc., 8.00%, Due 12/15/2016	300	326
Hewlett-Packard Co., 2.20%, Due 12/1/2015	250	248
Holly Corp., 9.875%, Due 6/15/2017	140	158
Home Depot, Inc., 4.40%, Due 4/1/2021	300	302
iGate Corp., 9.00%, Due 5/1/2016C	300	308
International Business Machines Corp., 7.625%, Due 10/15/2018	150	190
Jabil Circuit, Inc., 8.25%, Due 3/15/2018	325	373
Jarden Corp.,
7.50%, Due 5/1/2017	30	32
7.50%, Due 1/15/2020	120	128
Johnson Controls, Inc., 5.00%, Due 3/30/2020	300	318
Kellogg Co., 4.25%, Due 3/6/2013	250	264
Liberty Media LLC, 8.25%, Due 2/1/2030	450	437
McKesson Corp., 3.25%, Due 3/1/2016	140	143
MEMC Electronic Materials, Inc., 7.75%, Due 4/1/2019C	358	372
Norfolk Southern Corp., 5.75%, Due 4/1/2018	325	369
Northrop Grumman Corp., 5.05%, Due 8/1/2019	150	161
Oshkosh Corp.,
8.25%, Due 3/1/2017	50	55
8.50%, Due 3/1/2020	125	139
Perry Ellis International, Inc., 7.875%, Due 4/1/2019	210	219
Petrobras International Finance Co. — Pifco, 3.875%, Due 1/27/2016	200	203
Petroleos Mexicanos, 6.00%, Due 3/5/2020	300	321
Quest Diagnostics, Inc., 4.75%, Due 1/30/2020	125	128
Qwest Capital Funding, Inc., 7.75%, Due 2/15/2031	250	267
Royal Caribbean Cruises Ltd., 7.50%, Due 10/15/2027	500	500
Seagate HDD Cayman, 6.875%, Due 5/1/2020C	350	355
Service Corp International, 7.00%, Due 5/15/2019	225	239
SESI LLC, 6.875%, Due 6/1/2014	435	444
Shell International Finance BV, 3.10%, Due 6/28/2015	280	290
Simon Property Group LP, 10.35%, Due 4/1/2019	300	417
Spirit Aerosystems, Inc., 7.50%, Due 10/1/2017	450	489
Swift Energy Co., 7.125%, Due 6/1/2017	375	384
Telefonica Emisiones SAU, 6.421%, Due 6/20/2016	300	338
Terex Corp., 8.00%, Due 11/15/2017	125	132
The Boeing Co, 1.875%, Due 11/20/2012	250	255
Thomson Reuters Corp., 4.70%, Due 10/15/2019	125	133
Time Warner Cable, Inc., 5.85%, Due 5/1/2017	300	334
Time Warner, Inc.,
4.875%, Due 3/15/2020	150	155
4.75%, Due 3/29/2021	325	331
Triumph Group, Inc., 8.00%, Due 11/15/2017	300	320
Tyco International Finance S.A., 3.75%, Due 1/15/2018	275	276
Union Pacific Corp., 7.875%, Due 1/15/2019	300	380
United Technologies Corp., 6.125%, Due 7/15/2038	165	186
UnitedHealth Group, Inc., 3.875%, Due 10/15/2020	250	243
Verizon Communications, Inc.,
5.50%, Due 4/1/2017	250	281
4.60%, Due 4/1/2021	340	347
6.90%, Due 4/15/2038	325	372
Vodafone Group plc, 6.15%, Due 2/27/2037	275	300
Wal-Mart Stores, Inc., 7.55%, Due 2/15/2030	250	322
See accompanying notes

American Beacon Retirement Income and Appreciation Fund
Schedule of Investments
April 30, 2011 (Unaudited)

	Par Amount	Value
	($000)	($000)
WESCO Distribution, Inc., 7.50%, Due 10/15/2017	$450	$466
Xerox Corp.,
5.65%, Due 5/15/2013	75	81
8.25%, Due 5/15/2014	150	176

		23,714

Other Government - 0.38%
Province of Ontario Canada,
4.10%, Due 6/16/2014	300	324
3.15%, Due 12/15/2017	250	253

		577

Utilities - 1.72%
Commonwealth Edison Co., 4.00%, Due 8/1/2020	135	132
Consolidated Edison Co of New York, Inc., 5.50%, Due 12/1/2039	300	308
Duke Energy Carolinas LLC, 5.10%, Due 4/15/2018	250	275
EDF S.A., 4.60%, Due 1/27/2020C	300	310
FirstEnergy Solutions Corp., 4.80%, Due 2/15/2015	150	159
Midamerican Energy Holdings Co., 6.125%, Due 4/1/2036	275	295
Pacific Gas & Electric Co.,
6.25%, Due 12/1/2013	175	194
3.50%, Due 10/1/2020	250	235
Progress Energy, Inc., 4.875%, Due 12/1/2019	250	264
TransCanada PipeLines Ltd., 6.10%, Due 6/1/2040	140	150
Virginia Electric and Power Co., 5.40%, Due 4/30/2018	250	277

		2,599

Total Corporate Obligations (Cost $47,892)		50,632

CONVERTIBLE OBLIGATIONS - 12.93%
Basic Materials - 0.84%
Goldcorp, Inc., 2.00%, Due 8/1/2014	225	300
Newmont Mining Corp.,
3.00%, Due 2/15/2012	50	65
1.25%, Due 7/15/2014	425	585
1.625%, Due 7/15/2017	220	311

		1,261

Communications - 1.74%
Anixter International, Inc., 1.00%, Due 2/15/2013	610	805
Omnicom Group, Inc., 0.000%, Due 7/1/2038	400	446
priceline.com, Inc., 1.25%, Due 3/15/2015C	300	561
Symantec Corp., 1.00%, Due 6/15/2013	660	814

		2,626

Convertible Obligations - 1.82%
Chesapeake Energy Corp., 2.75%, Due 11/15/2035	700	815
General Cable Corp., 0.875%, Due 11/15/2013	400	462
Illumina, Inc., 0.25%, Due 3/15/2016C	775	798
Rovi Corp., 2.625%, Due 2/15/2040	99	122
SYNNEX Corp., 4.00%, Due 5/15/2018	275	359
Xilinx, Inc., 3.125%, Due 3/15/2037	150	184

		2,740

Energy - 0.12%
SESI LLC, 1.50%, Due 12/15/2026	175	182

Finance - 0.56%
Janus Capital Group, Inc., 3.25%, Due 7/15/2014	340	408
Leucadia National Corp., 3.75%, Due 4/15/2014	250	444

		852

Health Care - 0.23%
LifePoint Hospitals, Inc., 3.50%, Due 5/15/2014	325	350

Industrials - 2.41%
Alpha Natural Resources, Inc., 2.375%, Due 4/15/2015	300	398
Danaher Corp., 0.01%, Due 1/22/2021	370	591
Hologic, Inc., 2.00%, Due 12/15/2037D	660	796
Molson Coors Brewing Co., 2.50%, Due 7/30/2013	150	172
ON Semiconductor Corp., 2.625%, Due 12/15/2026	300	368
See accompanying notes

American Beacon Retirement Income and Appreciation Fund
Schedule of Investments
April 30, 2011 (Unaudited)

	Par Amount	Value
	($000)	($000)
Stanley Black & Decker, Inc., 0.01%, Due 5/17/2012D	$275	$332
The Interpublic Group of Cos Inc,
4.25%, Due 3/15/2023	425	478
4.75%, Due 3/15/2023	90	111
Tyson Foods, Inc., 3.25%, Due 10/15/2013	300	398

		3,644

Pharmaceuticals - 1.63%
Endo Pharmaceuticals Holdings, Inc., 1.75%, Due 4/15/2015	250	358
Gilead Sciences, Inc., 1.625%, Due 5/1/2016C	625	696
Life Technologies Corp., 1.50%, Due 2/15/2024	246	289
Mylan, Inc., 1.25%, Due 3/15/2012	705	806
Salix Pharmaceuticals Ltd., 2.75%, Due 5/15/2015	275	314

		2,463

Technology - 3.58%
CACI International, Inc., 2.125%, Due 5/1/2014	230	288
EMC Corp/Massachusetts, 1.75%, Due 12/1/2013	900	1,623
Intel Corp., 3.25%, Due 8/1/2039C	500	636
Linear Technology Corp., 3.00%, Due 5/1/2027	295	319
Microsoft Corp., %, Due 6/15/2013C	300	313
Navistar International Corp., 3.00%, Due 10/15/2014	300	456
SanDisk Corp.,
1.00%, Due 5/15/2013	375	368
1.50%, Due 8/15/2017	625	724
Xilinx, Inc., 2.625%, Due 6/15/2017C	525	681

		5,408

Total Convertible Obligations (Cost $16,411)		19,526

ASSET-BACKED SECURITIES - 3.11%
American Express Credit Account Master Trust, 5.35%, Due 1/15/2014, 2006-2 A	1,050	1,056
BMW Floorplan Master Owner Trust, 1.369%, Due 9/15/2014, 2009-1A AC D	250	252
Capital One Multi-Asset Execution Trust, 5.15%, Due 6/15/2014, 2006-A10 A10	800	810
Citibank Credit Card Issuance Trust, 1.769%, Due 5/15/2014, 2009-A2 A2D	600	609
Discover Card Master Trust, 1.519%, Due 2/17/2015, 2009-A2 AD	200	203
Ford Credit Auto Lease Trust, 1.04%, Due 3/15/2013, 2010-A A2C	215	216
Ford Credit Floorplan Master Owner Trust, 1.769%, Due 9/15/2014, 2009-2 AD	250	254
Harley-Davidson Motorcycle Trust, 1.87%, Due 2/15/2014, 2009-4 A3	300	302
Nissan Master Owner Trust Receivables, 1.369%, Due 1/15/2015, 2010-AA AC D	600	607
Volkswagen Auto Loan Enhanced Trust,
0.66%, Due 5/21/2012, 2010-1 A2	69	69
6.24%, Due 7/20/2015, 2008-2 A4A	300	318

Total Asset-Backed Securities (Cost $4,645)		4,696

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 3.73%
Banc of America Commercial Mortgage, Inc.,
5.317%, Due 9/10/2047, 2006-5 A2	256	260
5.634%, Due 4/10/2049, 2007-2 A2	456	465
GS Mortgage Securities Corp II,
4.607%, Due 7/10/2039, 2005-GG4 A3	270	275
3.849%, Due 12/10/2043, 2010-C2C	645	666
3.645%, Due 3/10/2044, 2011-GC3 A2	750	765
JP Morgan Chase Commercial Mortgage Securities Corp.,
4.678%, Due 7/15/2042, 2005-LDP2 A3A	242	250
3.853%, Due 6/15/2043, 2010-C1 A1C	540	561
4.388%, Due 2/16/2046, 2011-C3A A3C	650	669
5.932%, Due 2/12/2049, 2007-CB19 A4	400	441
5.629%, Due 2/12/2051, 2007-CB20 A2	521	539
LB-UBS Commercial Mortgage Trust, 5.424%, Due 2/15/2040, 2007-C1 A4	450	489
Wachovia Bank Commercial Mortgage Trust, 5.927%, Due 6/15/2049, 2007-C32 A2	245	256

Total Non-Agency Mortgage-Backed Obligations (Cost $5,478)		5,636
See accompanying notes

American Beacon Retirement Income and Appreciation Fund
Schedule of Investments
April 30, 2011 (Unaudited)

	Par Amount	Value
	($000)	($000)
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 11.60%
Federal Home Loan Mortgage Corporation - 5.34%
5.00%, Due 2/1/2021	$469	$504
4.50%, Due 4/1/2021	487	518
5.00%, Due 9/1/2035	1,353	1,433
5.50%, Due 4/1/2037	399	429
5.00%, Due 3/1/2038	779	822
5.50%, Due 5/1/2038	482	519
4.00%, Due 1/1/2041	1,789	1,779
4.50%, Due 2/1/2041	1,993	2,051

		8,055

Federal National Mortgage Association - 5.01%
3.50%, Due 1/1/2026	491	498
6.50%, Due 7/1/2032	229	259
5.50%, Due 6/1/2033	471	511
4.50%, Due 9/1/2034	271	281
5.50%, Due 12/1/2035	541	585
5.00%, Due 2/1/2036	434	460
5.50%, Due 4/1/2036	749	811
5.50%, Due 2/1/2037	544	587
6.00%, Due 9/1/2037	339	371
6.00%, Due 1/1/2038	497	544
4.50%, Due 1/1/2040	1,490	1,535
4.00%, Due 9/1/2040	1,131	1,128

		7,570

Government National Mortgage Association - 1.25%
6.00%, Due 2/15/2033	521	582
5.50%, Due 4/15/2033	701	767
5.00%, Due 5/15/2033	501	541

		1,890

Total U.S. Agency Mortgage-Backed Obligations (Cost $16,594)		17,515

U.S. AGENCY OBLIGATIONS - 0.76%
4.201%, Due 8/16/2026 2006-9 A	64	64
1.692%, Due 11/16/2035 2009-148 A	310	310
2.989%, Due 3/16/2039 2010-71 AC	753	769

Total U.S. Agency Obligations (Cost $1,133)		1,143

U.S. TREASURY OBLIGATIONS - 19.32%
U.S. Treasury Bonds - 4.32%
7.875%, Due 2/15/2021	300	417
6.25%, Due 8/15/2023	1,500	1,884
6.875%, Due 8/15/2025	250	333
5.25%, Due 11/15/2028	1,050	1,201
4.75%, Due 2/15/2037	420	446
4.50%, Due 8/15/2039	2,210	2,244

		6,525

U.S. Treasury Notes - 15.00%
2.625%, Due 7/31/2014	7,000	7,329
2.25%, Due 1/31/2015	1,400	1,443
2.50%, Due 4/30/2015	1,000	1,039
3.00%, Due 9/30/2016	800	836
3.125%, Due 10/31/2016	2,200	2,309
3.00%, Due 2/28/2017	2,000	2,076
4.25%, Due 8/15/2015	1,200	1,330
3.75%, Due 11/15/2018	1,050	1,119
3.625%, Due 2/15/2020	1,325	1,378
2.625%, Due 11/15/2020	4,000	3,784

		22,643

Total U.S. Treasury Obligations (Cost $28,858)		29,168

See accompanying notes

American Beacon Retirement Income and Appreciation Fund
Schedule of Investments
April 30, 2011 (Unaudited)

	Shares
SHORT-TERM INVESTMENTS - 6.07%
JPMorgan U.S. Government Money Market Fund	2,173,145	$2,173
United States Treasury Bill	7,000,000	6,995

Total Short-Term Investments (Cost 9,168)		9,168

TOTAL INVESTMENTS - 99.05% (Cost $140,406)		149,532
OTHER ASSETS, NET OF LIABILITIES - 0.95%		1,433

TOTAL NET ASSETS - 100.00%		$150,965

Percentages are stated as a percent of net assets.

A	Non-income producing security.

B	ADR - American Depositary Receipt.

C	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $15,420 or 10.21% of net assets. The Fund has no right to demand registration of these securities.

D	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

See accompanying notes

American Beacon Intermediate Bond Fund
Schedule of Investments
April 30, 2011 (Unaudited)

	Par Amount	Value
	($000)	($000)
CORPORATE OBLIGATIONS - 43.87%
Finance - 19.66%
AEGON Funding Co., LLC, 5.75%, Due 12/15/2020	$400	$425
Aflac, Inc., 8.50%, Due 5/15/2019	240	294
American Express Co., 8.15%, Due 3/19/2038	325	444
American Express Credit Corp.,
5.125%, Due 8/25/2014	910	994
2.75%, Due 9/15/2015	225	224
American International Group, Inc., 6.40%, Due 12/15/2020	800	875
ANZ National Int’l Ltd/London, 2.375%, Due 12/21/2012A	350	355
Bank of America Corp.,
4.50%, Due 4/1/2015	490	516
7.80%, Due 9/15/2016	700	807
7.625%, Due 6/1/2019	1,200	1,415
Bank One Corp., 4.90%, Due 4/30/2015	500	533
Barclays Bank plc,
3.90%, Due 4/7/2015	380	399
6.75%, Due 5/22/2019	350	400
BNP Paribas, 3.60%, Due 2/23/2016	400	407
Canadian Imperial Bank of Commerce/Canada, 1.45%, Due 9/13/2013	745	747
Citigroup, Inc.,
1.235%, Due 4/1/2014B	400	400
0.591%, Due 11/5/2014B	380	370
6.01%, Due 1/15/2015	605	671
6.125%, Due 11/21/2017	755	837
8.50%, Due 5/22/2019	1,450	1,806
CME Group, Inc.,
5.40%, Due 8/1/2013	260	284
5.75%, Due 2/15/2014	650	723
CNA Financial Corp., 7.35%, Due 11/15/2019	210	243
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands,
4.20%, Due 5/13/2014A	600	642
2.125%, Due 10/13/2015	510	500
Covidien International Finance S.A., 2.80%, Due 6/15/2015	500	507
Credit Suisse/New York NY, 5.30%, Due 8/13/2019	425	455
Danske Bank A/S, 1.331%, Due 4/14/2014A B	780	780
Deutsche Bank AG/London, 3.875%, Due 8/18/2014	400	421
Fifth Third Bancorp, 3.625%, Due 1/25/2016	400	406
General Electric Capital Corp.,
0.493%, Due 1/8/2016B	1,300	1,258
5.40%, Due 2/15/2017	480	527
5.625%, Due 5/1/2018	870	953
6.00%, Due 8/7/2019	350	390
5.50%, Due 1/8/2020	800	860
5.30%, Due 2/11/2021	240	249
5.875%, Due 1/14/2038	745	753
HCP, Inc., 5.375%, Due 2/1/2021	500	520
HSBC Finance Corp., 0.528%, Due 1/15/2014B	1,100	1,084
ING Bank N.V., 5.125%, Due 5/1/2015A	250	259
JPMorgan Chase & Co.,
3.70%, Due 1/20/2015	1,730	1,795
6.00%, Due 1/15/2018	450	501
5.50%, Due 10/15/2040	425	425
JPMorgan Chase Bank NA, 0.640%, Due 6/13/2016A B	480	461
KeyCorp, 5.10%, Due 3/24/2021	245	251
Lincoln National Corp., 4.75%, Due 2/15/2014	50	53
Lloyds TSB Bank plc,
4.375%, Due 1/12/2015A	375	388
6.375%, Due 1/21/2021	260	279
Mellon Funding Corp., 0.463%, Due 5/15/2014B	500	497
Merrill Lynch & Co, Inc.,
6.40%, Due 8/28/2017	1,015	1,131
See accompanying notes

American Beacon Intermediate Bond Fund
Schedule of Investments
April 30, 2011 (Unaudited)

	Par Amount	Value
	($000)	($000)
6.50%, Due 7/15/2018	$520	$570
6.11%, Due 1/29/2037	360	353
MetLife Institutional Funing II, 1.201%, Due 4/4/2014A B	600	602
MetLife, Inc.,
5.00%, Due 11/24/2013	620	670
6.375%, Due 6/15/2034	500	554
Monumental Global Funding III, 0.478%, Due 1/15/2014A B	375	362
Morgan Stanley,
0.758%, Due 10/15/2015B	1,180	1,137
7.30%, Due 5/13/2019	370	424
5.625%, Due 9/23/2019	600	624
National Australia Bank Ltd., 4.375%, Due 12/10/2020A	425	414
National Rural Utilities Cooperative Finance Corp., 1.125%, Due 11/1/2013	485	484
Nationwide Building Society, 5.50%, Due 7/18/2012A	550	577
Nordea Bank AB,
2.50%, Due 11/13/2012A	400	408
4.875%, Due 1/27/2020A	450	465
PNC Funding Corp.,
4.25%, Due 9/21/2015	1,010	1,074
4.375%, Due 8/11/2020	410	414
Pricoa Global Funding I, 5.40%, Due 10/18/2012A	175	185
Prudential Financial, Inc.,
5.10%, Due 9/20/2014	475	517
7.375%, Due 6/15/2019	450	536
Societe Generale,
2.20%, Due 9/14/2013A	450	453
1.326%, Due 4/11/2014A B	900	901
State Street Corp.,
4.30%, Due 5/30/2014	360	388
2.875%, Due 3/7/2016	705	711
SunTrust Banks, Inc., 3.60%, Due 4/15/2016	245	248
The Bank of New York Mellon Corp,
4.95%, Due 11/1/2012	—	—
1.50%, Due 1/31/2014	475	477
4.30%, Due 5/15/2014	470	509
The Bear Stearns Cos., Inc., 7.25%, Due 2/1/2018	1,970	2,314
The Goldman Sachs Group, Inc.,
5.35%, Due 1/15/2016	800	868
6.25%, Due 9/1/2017	800	891
5.95%, Due 1/18/2018	760	832
6.00%, Due 6/15/2020	490	530
6.75%, Due 10/1/2037	345	358
The Travelers Cos Inc, 3.90%, Due 11/1/2020	210	203
Travelers Property Casualty Corp., 5.00%, Due 3/15/2013	805	861
UBS AG/Stamford CT, 5.875%, Due 12/20/2017	400	447
US Bancorp, 1.375%, Due 9/13/2013	850	853
Wachovia Corp.,
0.648%, Due 10/15/2016B	750	710
5.75%, Due 2/1/2018	750	837
Wells Fargo & Co.,
5.625%, Due 12/11/2017	475	530
4.60%, Due 4/1/2021	470	475
Westpac Banking Corp., 2.25%, Due 11/19/2012	375	382
Willis North America, Inc., 6.20%, Due 3/28/2017	280	305

		55,967

Industrials - 18.95%
Alltel Corp., 7.00%, Due 7/1/2012	215	230
Altria Group, Inc., 9.70%, Due 11/10/2018	375	499
America Movil SAB de CV, 6.375%, Due 3/1/2035	375	408
American Honda Finance Corp.,
4.625%, Due 4/2/2013A	250	265
3.875%, Due 9/21/2020A	225	220
See accompanying notes

American Beacon Intermediate Bond Fund
Schedule of Investments
April 30, 2011 (Unaudited)

	Par Amount	Value
	($000)	($000)
Analog Devices, Inc., 3.00%, Due 4/15/2016	$210	$213
Anheuser-Busch InBev Worldwide, Inc.,
3.00%, Due 10/15/2012	540	556
5.00%, Due 4/15/2020	380	407
8.00%, Due 11/15/2039	175	239
Apache Corp., 5.10%, Due 9/1/2040	200	192
AT&T, Inc.,
5.10%, Due 9/15/2014	955	1,053
5.625%, Due 6/15/2016	400	451
5.50%, Due 2/1/2018	600	662
6.80%, Due 5/15/2036	225	249
6.40%, Due 5/15/2038	200	213
5.35%, Due 9/1/2040A	283	265
Baxter International, Inc., 1.80%, Due 3/15/2013	270	274
Becton Dickinson and Co., 3.25%, Due 11/12/2020	475	448
BP Capital Markets plc, 3.20%, Due 3/11/2016	1,065	1,074
Burlington Northern Santa Fe LLC,
5.75%, Due 3/15/2018	600	677
7.95%, Due 8/15/2030	180	231
5.75%, Due 5/1/2040	190	196
Cameron International Corp., 6.375%, Due 7/15/2018	225	255
Canadian National Railway Co., 5.55%, Due 5/15/2018	400	448
Canadian Natural Resources Ltd., 6.25%, Due 3/15/2038	360	397
Caterpillar Financial Services Corp.,
1.90%, Due 12/17/2012	100	102
4.25%, Due 2/8/2013	250	265
6.125%, Due 2/17/2014	750	847
2.75%, Due 6/24/2015	380	391
Cellco Partnership / Verizon Wireless Capital LLC,
3.75%, Due 5/20/2011	370	371
8.50%, Due 11/15/2018	535	694
Cisco Systems, Inc., 1.625%, Due 3/14/2014	705	709
Cliffs Natural Resources, Inc., 4.875%, Due 4/1/2021	280	284
Coca-Cola Refreshments USA, Inc., 7.375%, Due 3/3/2014	175	204
Comcast Cable Communications Holdings, Inc., 8.375%, Due 3/15/2013	128	144
Comcast Corp.,
6.30%, Due 11/15/2017	465	535
5.875%, Due 2/15/2018	235	262
6.55%, Due 7/1/2039	500	540
ConocoPhillips,
4.60%, Due 1/15/2015	1,210	1,332
5.20%, Due 5/15/2018	600	669
Cooper US, Inc.,
2.375%, Due 1/15/2016	730	726
3.875%, Due 12/15/2020	315	312
CSX Corp., 5.50%, Due 4/15/2041	425	419
CVS Caremark Corp., 3.25%, Due 5/18/2015	190	195
Daimler Finance North America LLC,
5.75%, Due 9/8/2011	200	204
3.00%, Due 3/28/2016A	190	191
Dell, Inc., 3.375%, Due 6/15/2012	235	241
DIRECTV Holdings LLC / DIRECTV Financing Co, Inc.,
3.55%, Due 3/15/2015	625	647
6.35%, Due 3/15/2040	145	151
Eaton Corp., 5.60%, Due 5/15/2018	380	427
eBay, Inc., 0.875%, Due 10/15/2013	335	333
EI du Pont de Nemours & Co,
5.875%, Due 1/15/2014	67	75
3.25%, Due 1/15/2015	660	690
Ensco plc, 4.70%, Due 3/15/2021	350	353
EOG Resources, Inc., 2.50%, Due 2/1/2016	425	421
Express Scripts, Inc., 6.25%, Due 6/15/2014	685	768
France Telecom S.A.,
See accompanying notes

American Beacon Intermediate Bond Fund
Schedule of Investments
April 30, 2011 (Unaudited)

	Par Amount	Value
	($000)	($000)
4.375%, Due 7/8/2014	$385	$416
2.125%, Due 9/16/2015	225	223
GlaxoSmithKline Capital, Inc., 5.65%, Due 5/15/2018	125	142
Health Care REIT, Inc.,
3.625%, Due 3/15/2016	295	295
5.25%, Due 1/15/2022	345	346
Hewlett-Packard Co.,
6.125%, Due 3/1/2014	485	546
2.20%, Due 12/1/2015	425	422
Home Depot, Inc., 4.40%, Due 4/1/2021	400	402
Honeywell International, Inc., 4.25%, Due 3/1/2013	620	659
Hospira, Inc., 6.05%, Due 3/30/2017	205	231
International Business Machines Corp.,
4.75%, Due 11/29/2012	525	558
7.625%, Due 10/15/2018	845	1,069
ITT Corp., 4.90%, Due 5/1/2014	615	665
John Deere Capital Corp., 4.90%, Due 9/9/2013	650	707
Johnson Controls, Inc., 5.00%, Due 3/30/2020	480	509
Kellogg Co., 4.25%, Due 3/6/2013	250	264
Koninklijke Philips Electronics N.V., 5.75%, Due 3/11/2018	465	526
Kraft Foods, Inc., 6.50%, Due 2/9/2040	220	245
Lorillard Tobacco Co., 8.125%, Due 6/23/2019	255	302
Marathon Oil Corp., 6.00%, Due 10/1/2017	475	542
Marathon Petroleum Corp., 3.50%, Due 3/1/2016A	420	426
McKesson Corp., 3.25%, Due 3/1/2016	200	204
Medtronic, Inc., 3.00%, Due 3/15/2015	965	1,002
Norfolk Southern Corp., 5.75%, Due 4/1/2018	300	341
Northrop Grumman Corp., 5.05%, Due 8/1/2019	200	214
Novartis Capital Corp., 2.90%, Due 4/24/2015	880	910
Petrobras International Finance Co. — Pifco,
3.875%, Due 1/27/2016	505	512
6.875%, Due 1/20/2040	110	116
Petroleos Mexicanos, 6.00%, Due 3/5/2020	375	401
PPG Industries, Inc., 1.90%, Due 1/15/2016	250	240
Quest Diagnostics, Inc., 4.75%, Due 1/30/2020	225	230
Rogers Communications, Inc., 5.50%, Due 3/15/2014	475	525
Sanofi,
1.625%, Due 3/28/2014	740	746
4.00%, Due 3/29/2021	495	493
Shell International Finance BV, 3.10%, Due 6/28/2015	380	394
Simon Property Group LP,
5.75%, Due 12/1/2015	460	515
10.35%, Due 4/1/2019	375	522
Teck Resources Ltd., 6.00%, Due 8/15/2040	205	212
Telecom Italia Capital S.A., 4.95%, Due 9/30/2014	245	258
Telefonica Emisiones SAU,
4.949%, Due 1/15/2015	240	257
6.421%, Due 6/20/2016	450	507
The Boeing Co, 1.875%, Due 11/20/2012	400	407
The Coca-Cola Co, 0.75%, Due 11/15/2013	1,190	1,181
The Dow Chemical Co,
2.50%, Due 2/15/2016	200	196
4.25%, Due 11/15/2020	250	245
Thomson Reuters Corp., 4.70%, Due 10/15/2019	225	239
Time Warner Cable, Inc.,
5.85%, Due 5/1/2017	450	501
6.75%, Due 7/1/2018	825	950
Time Warner, Inc.,
4.875%, Due 3/15/2020	290	301
4.75%, Due 3/29/2021	350	357
Tyco Electronics Group S.A., 6.55%, Due 10/1/2017	225	263
Tyco International Finance S.A.,
3.75%, Due 1/15/2018	400	401
See accompanying notes

American Beacon Intermediate Bond Fund
Schedule of Investments
April 30, 2011 (Unaudited)

	Par Amount	Value
	($000)	($000)
8.50%, Due 1/15/2019	$320	$409
Union Pacific Corp., 7.875%, Due 1/15/2019	550	696
United Parcel Service, Inc., 3.125%, Due 1/15/2021	955	896
United Technologies Corp., 6.125%, Due 7/15/2038	125	141
UnitedHealth Group, Inc.,
4.875%, Due 2/15/2013	750	797
3.875%, Due 10/15/2020	425	412
Valero Energy Corp.,
9.375%, Due 3/15/2019	170	221
6.625%, Due 6/15/2037	205	216
Verizon Communications, Inc.,
5.50%, Due 4/1/2017	500	561
4.60%, Due 4/1/2021	280	286
6.90%, Due 4/15/2038	500	573
Vodafone Group plc, 6.15%, Due 2/27/2037	360	393
Wal-Mart Stores, Inc.,
7.55%, Due 2/15/2030	400	515
5.625%, Due 4/15/2041	255	263
Xerox Corp.,
5.65%, Due 5/15/2013	50	54
8.25%, Due 5/15/2014	190	223
4.25%, Due 2/15/2015	500	530

		53,945

Other Government - 0.28%
Province of Ontario Canada,
4.10%, Due 6/16/2014	350	379
3.15%, Due 12/15/2017	425	429

		808

Utilities - 4.98%
Columbus Southern Power Co., 5.50%, Due 3/1/2013	595	639
Commonwealth Edison Co., 4.00%, Due 8/1/2020	190	186
Consolidated Edison Co of New York, Inc., 5.50%, Due 12/1/2039	350	360
Dominion Resources, Inc., 1.80%, Due 3/15/2014	990	994
Duke Energy Carolinas LLC, 5.10%, Due 4/15/2018	400	441
Duke Energy Indiana, Inc., 6.05%, Due 6/15/2016	450	512
EDF S.A., 4.60%, Due 1/27/2020A	580	598
Energy Transfer Partners LP,
8.50%, Due 4/15/2014	605	709
9.00%, Due 4/15/2019	300	383
Enterprise Products Operating LLC,
5.65%, Due 4/1/2013	555	599
6.125%, Due 10/15/2039	350	357
Exelon Generation Co LLC,
5.20%, Due 10/1/2019	350	365
6.25%, Due 10/1/2039	365	370
FirstEnergy Solutions Corp., 4.80%, Due 2/15/2015	175	186
Midamerican Energy Holdings Co.,
5.875%, Due 10/1/2012	605	645
6.125%, Due 4/1/2036	375	403
ONEOK Partners LP, 6.125%, Due 2/1/2041	500	516
Pacific Gas & Electric Co.,
6.25%, Due 12/1/2013	150	166
3.50%, Due 10/1/2020	450	422
Progress Energy, Inc., 4.875%, Due 12/1/2019	600	633
Sempra Energy, 6.50%, Due 6/1/2016	325	374
Southern Power Co., 6.25%, Due 7/15/2012	550	583
Spectra Energy Capital LLC,
5.668%, Due 8/15/2014	320	354
5.65%, Due 3/1/2020	265	285
TransCanada PipeLines Ltd.,
7.625%, Due 1/15/2039	520	657
6.10%, Due 6/1/2040	290	312
See accompanying notes

American Beacon Intermediate Bond Fund
Schedule of Investments
April 30, 2011 (Unaudited)

	Par Amount	Value
	($000)	($000)
Union Electric Co., 6.70%, Due 2/1/2019	$510	$594
Virginia Electric and Power Co., 5.40%, Due 4/30/2018	400	443
Westar Energy, Inc., 6.00%, Due 7/1/2014	200	221
Xcel Energy, Inc., 5.613%, Due 4/1/2017	781	859

		14,166

Total Corporate Obligations (Cost $119,074)		124,886

ASSET-BACKED SECURITIES - 3.20%
American Express Credit Account Master Trust, 5.35%, Due 1/15/2014, 2006-2 A	1,550	1,559
BMW Floorplan Master Owner Trust, 1.369%, Due 9/15/2014, 2009-1A AA B	400	404
Capital One Multi-Asset Execution Trust, 5.15%, Due 6/15/2014, 2006-A10 A10	1,150	1,166
Citibank Credit Card Issuance Trust, 1.769%, Due 5/15/2014, 2009-A2 A2B	750	761
CNH Equipment Trust, 1.17%, Due 5/15/2015, 2010-C A3	665	666
Discover Card Master Trust, 1.519%, Due 2/17/2015, 2009-A2 AB	600	608
Ford Credit Auto Lease Trust, 1.04%, Due 3/15/2013, 2010-A A2A	275	275
Ford Credit Floorplan Master Owner Trust, 1.769%, Due 9/15/2014, 2009-2 AB	400	406
Harley-Davidson Motorcycle Trust, 1.87%, Due 2/15/2014, 2009-4 A3	350	352
Honda Auto Receivables Owner Trust, 3.30%, Due 9/15/2015, 2009-3 A4	385	399
Hyundai Auto Receivables Trust, 3.15%, Due 3/15/2016, 2009-A A4	220	229
John Deere Owner Trust,
2.59%, Due 10/15/2013, 2009-A A3	119	120
3.96%, Due 5/16/2016, 2009-A A4	510	528
Nissan Master Owner Trust Receivables, 1.369%, Due 1/15/2015, 2010-AA AA B	750	758
Volkswagen Auto Loan Enhanced Trust,
0.66%, Due 5/21/2012, 2010-1 A2	86	86
6.24%, Due 7/20/2015, 2008-2 A4A	300	318
World Omni Auto Receivables Trust, 1.11%, Due 5/15/2015, 2011-A A3	470	470

Total Asset-Backed Securities (Cost $9,014)		9,105

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 4.44%
Banc of America Commercial Mortgage, Inc.,
5.317%, Due 9/10/2047, 2006-5 A2	360	366
5.634%, Due 4/10/2049, 2007-2 A2	596	609
Bear Stearns Commercial Mortgage Securities,
5.201%, Due 12/11/2038, 2006-PWR14 A4	790	857
5.54%, Due 9/11/2041, 2006-PW13 A4	1,285	1,414
4.831%, Due 7/11/2042, 2004-PWR5 A4	835	868
Citigroup Commercial Mortgage Trust, 4.38%, Due 10/15/2041, 2004-C2 A3	427	430
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.886%, Due 11/15/2044, 2007-CD5 A4	840	931
GS Mortgage Securities Corp II,
4.607%, Due 7/10/2039, 2005-GG4 A3	380	388
3.679%, Due 8/10/2043, 2010-C1 A1A	579	594
3.849%, Due 12/10/2043, 2010-C2A	793	819
3.645%, Due 3/10/2044, 2011-GC3 A2	750	765
JP Morgan Chase Commercial Mortgage Securities Corp.,
4.678%, Due 7/15/2042, 2005-LDP2 A3A	341	352
3.853%, Due 6/15/2043, 2010-C1 A1A	737	764
4.388%, Due 2/16/2046, 2011-C3A A3A	800	824
4.625%, Due 3/15/2046, 2005-LDP1 A2	310	314
5.932%, Due 2/12/2049, 2007-CB19 A4	550	606
5.629%, Due 2/12/2051, 2007-CB20 A2	711	735
LB-UBS Commercial Mortgage Trust, 5.424%, Due 2/15/2040, 2007-C1 A4	550	597
Wachovia Bank Commercial Mortgage Trust, 5.927%, Due 6/15/2049, 2007-C32 A2	386	404

Total Non-Agency Mortgage-Backed Obligations (Cost $11,792)		12,637

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 23.56%
Federal Home Loan Mortgage Corporation - 7.74%
4.50%, Due 3/1/2019	264	280
See accompanying notes

American Beacon Intermediate Bond Fund
Schedule of Investments
April 30, 2011 (Unaudited)

	Par Amount	Value
	($000)	($000)
5.00%, Due 10/1/2020	$624	$671
5.00%, Due 4/1/2023	0	0
3.50%, Due 10/1/2025	1,098	1,114
4.00%, Due 3/15/2026	993	1,046
5.00%, Due 8/1/2033	390	414
5.50%, Due 2/1/2034	480	519
6.00%, Due 8/1/2034	234	258
5.00%, Due 8/1/2035	266	282
5.00%, Due 9/1/2035	677	717
6.00%, Due 8/1/2036	207	228
5.50%, Due 4/1/2037	399	429
5.50%, Due 12/1/2037	1,683	1,816
5.00%, Due 3/1/2038	573	605
6.00%, Due 3/1/2038	974	1,067
5.50%, Due 5/1/2038	603	648
5.50%, Due 6/1/2038	443	477
5.50%, Due 10/1/2039	661	711
5.00%, Due 4/1/2040	4,355	4,600
5.00%, Due 5/1/2040	2,764	2,925
4.00%, Due 1/1/2041	1,689	1,680
4.50%, Due 2/1/2041	1,495	1,538

		22,025

Federal National Mortgage Association - 14.07%
6.50%, Due 2/1/2017	105	115
5.00%, Due 12/1/2017	359	387
4.50%, Due 9/1/2018	721	768
4.00%, Due 8/1/2020	184	193
4.50%, Due 4/1/2024	483	512
4.50%, Due 3/1/2025	3,256	3,449
4.50%, Due 5/1/2025	1,026	1,085
4.50%, Due 6/1/2025	2,474	2,614
3.50%, Due 1/1/2026	590	598
5.00%, Due 3/1/2034	516	549
5.50%, Due 6/1/2034	287	311
4.50%, Due 9/1/2034	181	188
5.50%, Due 2/1/2035	576	624
5.00%, Due 11/1/2035	734	779
5.50%, Due 12/1/2035	416	450
5.50%, Due 1/1/2036	491	531
5.00%, Due 2/1/2036	434	460
5.50%, Due 4/1/2036	936	1,012
6.00%, Due 9/1/2036	190	208
6.50%, Due 9/1/2036	702	793
6.50%, Due 12/1/2036	342	385
5.50%, Due 2/1/2037	544	587
5.50%, Due 8/1/2037	1,436	1,554
6.00%, Due 9/1/2037	509	557
6.00%, Due 1/1/2038	794	870
5.50%, Due 3/1/2038	1,396	1,511
5.00%, Due 4/1/2038	513	542
5.00%, Due 6/1/2038	694	733
5.50%, Due 6/1/2038	1,055	1,137
4.50%, Due 1/1/2040	3,311	3,412
5.00%, Due 5/1/2040	3,645	3,853
5.50%, Due 6/1/2040	2,435	2,623
4.50%, Due 8/1/2040	2,212	2,279
4.00%, Due 9/1/2040	2,168	2,161
5.00%, Due 1/1/2041	2,125	2,247

		40,077

Government National Mortgage Association - 1.75%
6.50%, Due 3/15/2028	243	275
6.00%, Due 4/15/2031	279	312
See accompanying notes

American Beacon Intermediate Bond Fund
Schedule of Investments
April 30, 2011 (Unaudited)

	Par Amount	Value
	($000)	($000)
5.50%, Due 2/20/2034	$329	$359
5.50%, Due 2/15/2040	1,084	1,182
4.50%, Due 10/20/2040	1,357	1,421
5.00%, Due 2/20/2041	1,319	1,415

		4,964

Total U.S. Agency Mortgage-Backed Obligations (Cost $65,536)		67,066

U.S. AGENCY OBLIGATIONS - 0.90%
Federal National Mortgage Association - 0.34%
5.125%, Due 1/2/2014	385	423
4.625%, Due 10/15/2014	500	554

		977

Government National Mortgage Association - 0.56%
4.201%, Due 8/16/2026 2006-9 A	36	36
1.692%, Due 11/16/2035 2009-148 A	446	446
2.989%, Due 3/16/2039 2010-71 AC	1,083	1,105

		1,587

Total U.S. Agency Obligations (Cost $2,465)		2,564

U.S. TREASURY OBLIGATIONS - 20.89%
U.S. Treasury Bonds - 4.80%
7.875%, Due 2/15/2021	1,050	1,459
6.25%, Due 8/15/2023	1,400	1,758
6.875%, Due 8/15/2025	770	1,026
5.25%, Due 11/15/2028	750	858
4.75%, Due 2/15/2037	1,300	1,381
4.50%, Due 8/15/2039	2,810	2,854
4.25%, Due 11/15/2040	4,465	4,340

		13,676

U.S. Treasury Notes - 16.09%
1.375%, Due 1/15/2013	3,145	3,192
0.75%, Due 8/15/2013	5,000	5,003
2.625%, Due 7/31/2014	5,000	5,236
2.25%, Due 1/31/2015	1,000	1,031
2.50%, Due 4/30/2015	5,000	5,193
2.00%, Due 1/31/2016	8,475	8,526
3.00%, Due 9/30/2016	2,150	2,245
3.125%, Due 10/31/2016	1,400	1,469
4.25%, Due 8/15/2015	2,000	2,217
3.75%, Due 11/15/2018	600	639
3.625%, Due 2/15/2020	2,700	2,807
3.625%, Due 2/15/2021	8,005	8,223

		45,781

Total U.S. Treasury Obligations (Cost $59,143)		59,457

	Shares

SHORT-TERM INVESTMENTS - 2.21% (Cost $6,293)
JPMorgan U.S. Government Money Market Fund	6,292,791	6,293

TOTAL INVESTMENTS - 99.07% (Cost $273,316)		282,009
OTHER ASSETS, NET OF LIABILITIES - 0.93%		2,658

TOTAL NET ASSETS - 100.00%		$284,667

Percentages are stated as a percent of net assets.

A	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $13,655 or 4.80% of net assets. The Fund has no right to demand registration of these securities.

B	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
See accompanying notes

American Beacon Short-Term Bond Fund
Schedule of Investments
April 30, 2011 (Unaudited)

	Par Amount	Value
	($000)	($000)
CORPORATE OBLIGATIONS - 45.83%
Finance - 26.27%
ABN Amro Bank N.V., 2.043%, Due 1/30/2014A B	$2,000	$2,044
American Express Co., 7.25%, Due 5/20/2014	1,000	1,148
American International Group, Inc., 3.65%, Due 1/15/2014	2,000	2,050
ANZ National International Ltd/New Zealand, 1.309%, Due 12/20/2013A B	2,000	2,002
Bank of America Corp., 0.640%, Due 9/15/2014A	1,290	1,263
Barclays Bank plc, 5.45%, Due 9/12/2012	1,000	1,060
Citigroup, Inc.,
1.235%, Due 4/1/2014A	1,000	999
0.591%, Due 11/5/2014A	2,573	2,507
CME Group, Inc., 5.40%, Due 8/1/2013	250	273
Credit Suisse/New York NY, 5.00%, Due 5/15/2013	2,000	2,144
Danske Bank A/S, 1.331%, Due 4/14/2014A B	3,000	3,000
Dexia Credit Local/New York NY, 0.710%, Due 3/5/2013A B	3,000	2,988
General Electric Capital Corp.,
0.439%, Due 3/20/2014A	1,446	1,427
0.570%, Due 9/15/2014A	1,218	1,203
HSBC Finance Corp., 0.528%, Due 1/15/2014A	1,000	986
ING Bank N.V., 1.360%, Due 3/15/2013A B	3,100	3,105
Lloyds TSB Bank plc, 2.624%, Due 1/24/2014A	2,000	2,054
MassMutual Global Funding II, 3.625%, Due 7/16/2012B	500	514
MetLife Institutional Funding II, 1.201%, Due 4/4/2014A B	3,000	3,007
Metropolitan Life Global Funding I, 2.875%, Due 9/17/2012B	1,000	1,022
Monumental Global Funding III, 0.478%, Due 1/15/2014A B	1,000	965
Morgan Stanley, 0.758%, Due 10/15/2015A	3,000	2,891
National Australia Bank Ltd., 1.70%, Due 12/10/2013B	2,000	1,992
Nationwide Building Society, 5.50%, Due 7/18/2012B	1,000	1,049
Pricoa Global Funding I, 5.40%, Due 10/18/2012B	500	530
Prudential Financial, Inc., 4.50%, Due 7/15/2013	1,000	1,054
Societe Generale, 1.326%, Due 4/11/2014A B	2,000	2,003
Svenska Handelsbanken AB, 4.875%, Due 6/10/2014B	1,500	1,620
The Goldman Sachs Group Inc,
4.75%, Due 7/15/2013	2,000	2,127
0.674%, Due 7/22/2015A	1,000	976
Wachovia Bank NA, 0.691%, Due 11/3/2014A	1,000	982

		50,985

Industrials - 16.98%
American Honda Finance Corp., 4.625%, Due 4/2/2013B	1,000	1,060
Anheuser-Busch InBev Worldwide, Inc.,
3.00%, Due 10/15/2012	1,000	1,029
2.50%, Due 3/26/2013	1,000	1,025
BP Capital Markets plc, 0.910%, Due 3/11/2014A	2,000	2,013
Burlington Northern Santa Fe LLC, 4.875%, Due 1/15/2015	1,000	1,091
Canadian Natural Resources Ltd., 6.70%, Due 7/15/2011	1,000	1,012
Caterpillar Financial Services Corp., 4.25%, Due 2/8/2013	500	529
Cellco Partnership / Verizon Wireless Capital LLC, 5.25%, Due 2/1/2012	1,000	1,035
Comcast Cable Communications Holdings, Inc., 8.375%, Due 3/15/2013	1,365	1,539
Daimler Finance North America LLC,
5.75%, Due 9/8/2011	1,000	1,018
0.919%, Due 3/28/2014A B	2,000	2,001
Devon Financing Corp ULC, 6.875%, Due 9/30/2011	1,000	1,026
EOG Resources Canada, Inc., 4.75%, Due 3/15/2014B	1,000	1,084
France Telecom S.A., 4.375%, Due 7/8/2014	1,000	1,081
General Mills, Inc., 5.25%, Due 8/15/2013	1,000	1,089
Hewlett-Packard Co., 4.50%, Due 3/1/2013A	1,000	1,066
John Deere Capital Corp., 5.25%, Due 10/1/2012	1,000	1,062
Johnson Controls, Inc., 1.75%, Due 3/1/2014	500	502
Kraft Foods, Inc., 5.625%, Due 11/1/2011	64	66
Nissan Motor Acceptance Corp., 4.50%, Due 1/30/2015B	1,000	1,051
Quest Diagnostics, Inc., 1.159%, Due 3/24/2014A	1,000	1,005
Telefonica Emisiones SAU, 0.641%, Due 2/4/2013A	1,000	992
See accompanying notes

American Beacon Short-Term Bond Fund
Schedule of Investments
April 30, 2011 (Unaudited)

	Par Amount	Value
	($000)	($000)
Time Warner Cable, Inc., 5.40%, Due 7/2/2012	$1,000	$1,052
Tyco International Finance S.A., 4.125%, Due 10/15/2014	500	535
Union Pacific Corp.,
6.50%, Due 4/15/2012	500	527
5.45%, Due 1/31/2013	1,000	1,076
Verizon Communications, Inc., 0.919%, Due 3/28/2014A	3,000	3,030
Volkswagen International Finance N.V.,
1.625%, Due 8/12/2013B	1,000	1,007
0.917%, Due 4/1/2014A B	2,000	2,007
Xerox Corp., 5.65%, Due 5/15/2013	300	324

		32,934

Utilities - 2.58%
Dominion Resources, Inc., 5.70%, Due 9/17/2012	1,000	1,063
EDF S.A., 5.50%, Due 1/26/2014B	1,000	1,099
Midamerican Energy Holdings Co., 3.15%, Due 7/15/2012	1,000	1,028
NextEra Energy Capital Holdings, Inc., 0.712%, Due 11/9/2012A	1,000	1,003
Pacific Gas & Electric Co., 6.25%, Due 12/1/2013	730	808

		5,001

Total Corporate Obligations (Cost $87,518)		88,920

ASSET-BACKED SECURITIES - 20.72%
Ally Master Owner Trust, 1.969%, Due 1/15/2015, 2010-1 AA B	3,500	3,569
Bank of America Auto Trust,
2.67%, Due 7/15/2013, 2009-1A A3B	569	574
2.13%, Due 9/15/2013, 2009-2A A3B	688	693
BMW Floorplan Master Owner Trust, 1.369%, Due 9/15/2014, 2009-1A AA B	2,000	2,019
Capital One Multi-Asset Execution Trust,
3.20%, Due 4/15/2014, 2009-A2 A2	2,000	2,007
4.70%, Due 6/15/2015, 2005-A7 A7	2,300	2,418
CarMax Auto Owner Trust,
0.83%, Due 11/15/2012, 2010-1 A2	369	369
0.72%, Due 11/15/2013, 2011-1 A2	1,000	1,001
Chase Issuance Trust, 1.769%, Due 4/15/2014, 2009-A2 A2A	2,000	2,027
Citibank Credit Card Issuance Trust, 2.70%, Due 6/24/2013, 2009-A3 A3	2,000	2,007
Discover Card Master Trust, 1.519%, Due 2/17/2015, 2009-A2 AA	2,000	2,027
Ford Credit Auto Owner Trust, 2.17%, Due 10/15/2013, 2009-D A3	797	805
Ford Credit Floorplan Master Owner Trust,
1.769%, Due 9/15/2014, 2009-2 AA	3,200	3,249
0.819%, Due 2/15/2016, 2011-1 A2A	2,000	2,000
GE Capital Credit Card Master Note Trust, 3.69%, Due 7/15/2015, 2009-2 A	4,300	4,450
GE Equipment Midticket LLC, 2.34%, Due 6/17/2013, 2009-1 A3	564	569
GE Equipment Small Ticket LLC, 1.45%, Due 1/21/2018, 2011-1 A3B	1,000	1,003
Harley-Davidson Motorcycle Trust, 5.52%, Due 11/15/2013, 2007-3 A4	1,061	1,087
Honda Auto Receivables Owner Trust, 2.31%, Due 5/15/2013, 2009-3 A3	1,024	1,034
Mercedes-Benz Auto Receivables Trust, 0.70%, Due 8/15/2012, 2010-1 A2	503	503
Nissan Auto Lease Trust,
1.12%, Due 12/15/2013, 2010-B A3	1,000	1,004
2.07%, Due 1/15/2015, 2009-B A3	1,452	1,457
Nissan Master Owner Trust Receivables, 1.369%, Due 1/15/2015, 2010-AA AA B	3,000	3,034
Volkswagen Auto Loan Enhanced Trust,
0.66%, Due 5/21/2012, 2010-1 A2	229	229
6.24%, Due 7/20/2015, 2008-2 A4A	1,000	1,059

Total Asset-Backed Securities (Cost $39,900)		40,194

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 2.47%
Banc of America Commercial Mortgage, Inc.,
4.561%, Due 11/10/2041, 2004-5 A3	883	892
5.634%, Due 4/10/2049, 2007-2 A2	561	573
GS Mortgage Securities Corp II, 2.716%, Due 2/10/2021, 2011-ALF AB	1,500	1,509
See accompanying notes

American Beacon Short-Term Bond Fund
Schedule of Investments
April 30, 2011 (Unaudited)

	Par Amount	Value
	($000)	($000)
JP Morgan Chase Commercial Mortgage Securities Corp., 3.853%, Due 6/15/2043, 2010-C1 A1B	$982	$1,019
NCUA Guaranteed Notes, 1.84%, Due 10/7/2020, 2010-R1 2A	794	797

Total Non-Agency Mortgage-Backed Obligations (Cost $4,748)		4,790

U.S. AGENCY OBLIGATIONS - 14.40%
Government National Mortgage Association - 14.40%
4.968%, Due 12/16/2021 2006-18 A	167	168
4.201%, Due 8/16/2026 2006-9 A	182	182
1.864%, Due 8/16/2031 2010-141 A	3,544	3,559
2.239%, Due 12/16/2031 2009-115 IO	2,979	3,015
2.21%, Due 11/16/2034 2011-16 A	2,988	3,022
1.692%, Due 11/16/2035 2009-148 A	2,971	2,972
2.21%, Due 12/16/2035 2011-10 Z	2,994	3,026
2.782%, Due 6/16/2036 2010-13 AD	1,942	1,988
3.069%, Due 6/16/2036 2010-52 A	2,904	3,016
2.45%, Due 7/16/2038 2011-49 A	3,000	3,043
2.989%, Due 3/16/2039 2010-71 AC	1,883	1,921
3.210%, Due 10/16/2039 2010-22 AB	1,959	2,026

Total U.S. Agency Obligations (Cost $27,721)		27,938

U.S. TREASURY OBLIGATIONS - 10.30%
2.50%, Due 3/31/2015	11,500	11,954
1.75%, Due 7/31/2015	8,000	8,038

Total U.S. Treasury Obligations (Cost $19,563)		19,992

	Shares

SHORT-TERM INVESTMENTS - 5.77% (Cost $11,202)
JPMorgan U.S. Government Money Market Fund	11,201,584	11,202

TOTAL INVESTMENTS - 99.49% (Cost $190,651)		193,036
OTHER ASSETS, NET OF LIABILITIES - 0.51%		971

TOTAL NET ASSETS - 100.00%		$194,007

Percentages are stated as a percent of net assets.

A	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

B	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $48,570 or 25.04% of net assets. The Fund has no right to demand registration of these securities.
See accompanying notes

American Beacon Funds
Statements of Assets and Liabilities
April 30, 2011 (Unaudited)(in thousands except share and per share amounts)

		Retirement
	High Yield	Income and	Intermediate	Short-Term
	Bond Fund	Appreciation Fund	Bond Fund	Bond Fund
Assets:
Investments in unaffiliated securities, at value A	$141,172	$149,532	$282,009	$193,036
Receivable for investments sold	3,453	1,059	309	—
Dividends and interest receivable	2,952	1,096	2,225	702
Receivable for fund shares sold	226	97	620	365
Receivable for tax reclaims	3	7	7	3
Receivable for expense reimbursement (Note 2)	—	—	—	2
Prepaid expenses	45	50	98	88

Total assets	147,851	151,841	285,268	194,196

Liabilities:
Payable for investments purchased	4,728	704	518	—
Payable for fund shares redeemed	180	45	6	114
Dividends payable	49	6	1	3
Management and investment advisory fees payable (Note 2)	46	36	47	31
Administrative service and service fees payable (Note 2)	19	64	12	21
Professional fees payable	15	14	13	12
Trustee fees payable	5	—	1	2
Other liabilities	5	7	3	6

Total liabilities	5,047	876	601	189

Net Assets	$142,804	$150,965	$284,667	$194,007

Analysis of Net Assets:
Paid-in-capital	138,998	142,293	275,671	199,847
Undistributed net investment income	502	(194)	501	(179)
Accumulated net realized gain (loss)	(3,395)	(260)	(198)	(8,046)
Unrealized appreciation of investments, futures contracts, and foreign currency	6,699	9,126	8,693	2,385

Net assets	$142,804	$150,965	$284,667	$194,007

Shares outstanding (no par value):
Institutional Class	4,778,874	N/A	26,191,649	18,229,382

Y Class	754	47,413	3,025	38,863

Investor Class	1,141,097	13,674,133	311,157	3,576,543

AMR Class	9,411,491	N/A	N/A	N/A

A Class	7,452	40,311	38,668	155,780

C Class	21,786	97,004	20,420	30,871

Net asset value, offering and redemption price per share:
Institutional Class	$9.29	N/A	$10.72	$8.80

Y Class	$9.30	$10.88	$10.76	$8.82

Investor Class	$9.30	$10.89	$10.70	$8.81

AMR Class	$9.30	N/A	N/A	N/A

A Class (net asset value and redemption price)	$9.31	$10.90	$10.69	$8.80

A Class (offering price)	$9.77	$11.44	$11.22	$9.03

C Class	$9.29	$10.91	$10.70	$8.81

A Cost of investments in unaffiliated securities	$134,473	$140,406	$273,316	$190,651
See accompanying notes

American Beacon Funds
Statements of Operations
Six Months Ended April 30, 2011 (in thousands) (Unaudited)

		Retirement
	High Yield	Income and	Intermediate	Short-Term
	Bond Fund	Appreciation Fund	Bond Fund	Bond Fund
Investment Income:
Dividend income from unaffiliated securities (net of foreign taxes) A	$13	$137	$1	$1
Interest income	7,494	2,131	4,899	1,850

Total investment income	7,507	2,268	4,900	1,851

Expenses:
Management and investment advisory fees (Note 2)	337	215	281	161
Administrative service fees (Note 2):
Institutional Class	63	—	71	35
Y Class	—	1	—	—
Investor Class	64	201	5	36
A Class	—	1	1	—
AMR Class	21	—	—	—
C Class	—	2	1	1
Transfer agent fees:
Institutional Class	3	—	7	2
Y Class	2	2	—	2
Investor Class	3	4	—	2
AMR Class	3	—	—	—
A Class	2	2	—	2
C Class	2	—	—	2
Custody and fund accounting fees	12	9	20	9
Professional fees	19	19	20	12
Registration fees and expenses	38	30	26	20
Service fees (Note 2):
Investor Class	53	245	4	30
C Class	—	1	—	—
Distribution fees (Note 2):
C Class	—	5	1	1
Prospectus and shareholder reports	7	2	8	1
Trustee fees	7	4	8	3
Other expenses	9	9	8	4

Total expenses	645	752	461	323

Net (fees waived and expenses reimbursed) (Note 2)	(5)	(3)	(1)	(14)

Net expenses	640	749	460	309

Net investment income	6,867	1,519	4,440	1,542

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) from:
Investments	7,264	1,350	99	585
Change in net unrealized appreciation or depreciation of:
Investments	(3,074)	265	(4,979)	(1,545)

Net gain (loss) on investments	4,190	1,615	(4,880)	(960)

Net increase (decrease) in net assets resulting from operations	$11,057	$3,134	$(440)	$582

A Foreign taxes	$—	$2	$—	$—
See accompanying notes

American Beacon Funds
Statements of Operations
Six Months Ended April 30, 2011 (in thousands) (Unaudited)

	High Yield Bond Fund		Retirement Income and Appreciation Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	April 30, 2011	October 31, 2010	April 30, 2011	October 31, 2010
	(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$6,867	$19,682	$1,519	$3,236
Net realized gain on investments, futures contracts, and foreign currency transactions	7,264	17,096	1,350	871
Change in net unrealized appreciation or depreciation of investments, futures contracts, and foreign currency translations	(3,074)	(1,037)	265	5,410

Net increase in net assets resulting from operations	11,057	35,741	3,134	9,517

Distributions to Shareholders:
Net investment income:
Institutional Class	(1,687)	(3,870)	—	—
Y Class	—	—	(7)	(2)
Investor Class	(1,634)	(6,758)	(1,813)	(3,375)
AMR Class	(3,538)	(9,049)	—	—
A Class	(2)	—	(4)	—
C Class	(3)	—	(9)	(1)

Net distributions to shareholders	(6,864)	(19,677)	(1,833)	(3,378)

Capital Share Transactions:
Proceeds from sales of shares	17,637	256,394	30,399	41,365
Reinvestment of dividends and distributions	6,346	17,683	1,721	2,727
Cost of shares redeemed	(71,060)	(335,193)	(10,046)	(16,368)
Redemption fees	17	74	—	—

Net increase (decrease) in net assets from capital share transactions	(47,060)	(61,042)	22,074	27,724

Net increase (decrease) in net assets	(42,867)	(44,978)	23,375	33,863

Net Assets:
Beginning of period	185,671	230,649	127,590	93,727

End of Period *	$142,804	$185,671	$150,965	$127,590

* Includes undistributed net investment income (loss) of	$502	$503	$(194)	$(62)

See accompanying notes

American Beacon Funds
Statements of Changes in Net Assets (in thousands)

	Intermediate Bond Fund		Short-Term Bond Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	April 30, 2011	October 31, 2010	April 30, 2011	October 31, 2010
	(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$4,440	$8,674	$1,542	$3,569
Net realized gain on investments, futures contracts, and foreign currency transactions	99	5,763	585	1,400
Change in net unrealized appreciation or depreciation of investments, futures contracts, and foreign currency translations	(4,979)	5,150	(1,545)	837

Net increase (decrease) in net assets resulting from operations	(440)	19,587	582	5,806

Distributions to Shareholders:
Net investment income:
Institutional Class	(4,663)	(8,812)	(1,703)	(3,855)
Y Class	(3)	(2)	(2)	—
Investor Class	(50)	(89)	(245)	(945)
A Class	(3)	—	(2)	—
C Class	(2)	(1)	(2)	—
Net realized gain on investments:
Institutional Class	(4,838)	—	—	—
Y Class	(6)	—	—	—
Investor Class	(63)	—	—	—
A Class	(2)	—	—	—
C Class	(6)	—	—	—

Net distributions to shareholders	(9,636)	(8,904)	(1,954)	(4,800)

Capital Share Transactions:
Proceeds from sales of shares	31,439	210,797	70,050	84,366
Reinvestment of dividends and distributions	9,614	8,901	1,932	4,725
Cost of shares redeemed	(41,626)	(148,261)	(31,188)	(90,705)

Net increase (decrease) in net assets from capital share transactions	(573)	71,437	40,794	(1,614)

Net increase (decrease) in net assets	(10,649)	82,120	39,422	(608)

Net Assets:
Beginning of period	295,316	213,196	154,585	155,193

End of Period *	$284,667	$295,316	$194,007	$154,585

* Includes undistributed net investment income (loss) of	$501)	$501	$(179)	$(539)

See accompanying notes

American Beacon Funds
Notes to Financial Statements
April 30, 2011 (Unaudited)
1. Organization and Significant Accounting Policies
     American Beacon Funds (the “Trust”) which is comprised of 19 Funds, is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, (the “Act”) as a diversified, open-end management investment company. These financial statements and notes to the financial statements relate to the American Beacon High Yield Bond Fund, the American Beacon Retirement Income and Appreciation Fund, the American Beacon Intermediate Bond Fund and the American Beacon Short-Term Bond Fund (each a “Fund” and collectively, the “Funds”), each a series of the Trust.
     American Beacon Advisors, Inc. (the “Manager”), is a wholly-owned subsidiary of Lighthouse Holdings, Inc. and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.
Class Disclosure
     Each Fund has multiple classes of shares designed to meet the needs of different groups of investors; however, not all Funds offer all classes. The following table sets forth the differences amongst the classes:

Class:	Offered to:
Institutional Class	Investors making an initial investment of $250,000

Y Class	Investors making an initial investment of $100,000

Investor Class	General public and investors investing through an intermediary

A Class	General public and investors investing through an intermediary with applicable sales charges

C Class	General public and investors investing through an intermediary with applicable sales charges

AMR Class	Investors in the tax-exempt retirement and benefit plans of the Manager, AMR Corporation, and its affiliates
     Administrative service fees, service fees and distribution fees vary amongst the classes as described more fully in footnote 2.
Security Valuation
     Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.
     Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. The prices of debt securities may be determined using quotes obtained from brokers.
     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates fair value.
     Securities for which market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Board of Trustees (the “Board”).

American Beacon Funds
Notes to Financial Statements
April 30, 2011 (Unaudited)
Valuation Inputs
     Various inputs may be used to determine the value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Level 2 securities are fixed-income securities that are valued using observable inputs as stated above.
Level 3 — Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.
     The Funds’ investments are summarized by level based on the inputs used to determine their values. During the period there were no significant transfers between levels for the Funds. As of April 30, 2011 the investments were classified as described below (in thousands):

High Yield Bond	Level 1	Level 2	Level 3	Total
Common Stocks	$902	$—	$—	$902
Preferred Stocks	469	—	—	469
Corporate Obligations	—	134,188	—	134,188
Convertible Obligations	—	1,252	—	1,252
Short Term Investments	4,361	—	—	4,361

Total Investments in Securities	$5,584	$135,588	$—	$141,172

Retirement Income and Appreciation Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$8,951	$—	$—	$8,951
Convertible Preferred	975	—	—	975
Preferred Stock	2,123	—	—	2,123
Corporate Obligations	—	50,884	—	50,884
Convertible Obligations	—	19,526	—	19,526
Asset-Backed Obligations	—	4,444	—	4,444
Non-Agency Mortgage Backed Obligations	—	5,636	—	5,636
U.S. Agency Mortgage Backed Obligations	—	18,657	—	18,657
U.S. Treasury Obligations	—	29,168	—	29,168
Short Term Investments	2,173	—	—	2,173

Total Investments in Securities	$14,222	$135,310	$—	$149,532

Intermediate Bond Fund	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$125,290	$—	$125,290
Asset-Backed Securities	—	8,701	—	8,701
Non-Agency Mortgage Backed Obligations	—	12,637	—	12,637
U.S. Agency Mortgage Backed Obligations	—	68,653	—	68,653
U.S. Agency Obligations	—	977	—	977
U.S. Treasury Obligations	—	59,457	—	59,457
Short Term Investments	6,293	—	—	6,293

Total Investments in Securities	$6,293	$275,717	$—	$282,009

Short-Term Bond Fund	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$89,920	$—	$89,920
Asset-Backed Securities	—	40,194	—	40,194
Non-Agency Mortgage Backed Obligations	—	4,790	—	4,790
U.S. Agency Mortgage Backed Obligations	—	27,938	—	27,938
U.S. Treasury Obligations	—	19,992	—	19,992
Short Term Investments	11,202	—	—	11,202

Total Investments in Securities	$11,202	$181,834	$—	$193,036

American Beacon Funds
Notes to Financial Statements
April 30, 2011 (Unaudited)
Security Transactions and Investment Income
     Security transactions are recorded on the trade date of the security purchase or sale. The Funds may purchase securities with delivery or payment to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations.
     Dividend income, net of foreign taxes, is recorded on the ex-dividend date except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.
Dividends to Shareholders
     Dividends from net investment income of the Funds generally will be declared daily, payable monthly. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date.
Commission Recapture
     The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If a Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. These amounts are reported with the net realized gains in the Funds’ Statements of Operations.
Allocation of Income, Expenses, Gains and Losses
     Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Use of Estimates
     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.
Other
     Under the Trust’s organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

American Beacon Funds
Notes to Financial Statements
April 30, 2011 (Unaudited)
2. Transactions with Affiliates
Management Agreement
     The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all investment advisory and portfolio management services. Investment assets of the High Yield Bond, Retirement Income and Appreciation, and Intermediate Bond Funds are managed by one or more investment advisors which have entered into separate investment advisory agreements with the Manager. As compensation for performing the duties required under the Management Agreement, the Manager receives from the High Yield Bond Fund and Retirement Income and Appreciation Fund an annualized fee equal to 0.05% of the average daily net assets plus amounts paid by the Manager to the investment advisors hired by the Manager to direct investment activities of the Funds. The Manager receives an annualized fee of 0.20% of the average daily net assets of the Intermediate Bond Fund and pays a portion of its fee to an investment advisor hired by the Manager to direct investment activities of a portion of the Fund. The Manager is one of the investment advisors of the Retirement Income and Appreciation Fund and receives an annualized fee of 0.15% on the portion of assets managed by the Manager. The Manager serves as the sole investment advisor to the Short-Term Bond Fund. Pursuant to the Management Agreement, the Manager receives from the Fund an annualized fee equal to 0.20% of the average daily net assets of the Short-Term Bond Fund. Management fees paid during the six months ended April 30, 2011 were as follows (dollars in thousands):

			Amounts paid	Net Amounts
	Management	Management	to Investment	Retained by
	Fee Rate	Fee	Advisors	Manager
High Yield Bond	0.30%-0.45%	$337	$294	$43
Retirement Income and Appreciation	0.20%-0.80%	215	181	34
Intermediate Bond	0.20%	281	115	166
Administrative Services Agreement
     The Manager and the Trust entered into an Administrative Services Agreement which obligates the Manager to provide or oversee administrative services to the Funds. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of 0.05% of the average daily net assets of the AMR Class and 0.30% of the average daily net assets of the Institutional, Y, and Investor Classes and 0.40% of the average daily net assets of the A and C Classes of each Fund except for the Institutional Class of the Intermediate and Short-Term Bond Funds from which the Manager received a fee of 0.05% of average daily net assets. Administrative Service fees for the Y, and some A and C Classes for the six months ended April 30, 2011 were less than $500.
Distribution Plans
     The Trust has adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no fees may be charged to the Funds for distribution purposes. However, the Plan authorizes the management and administrative service fees received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Trust does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Trust shares.
     A separate Distribution Plan (the “Distribution Plan”) has been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Funds. Under the Distribution Plan, as compensation for distribution assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of each A Class and 1.00% of the average daily net assets of each C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance. Distribution fees for the A and some C Classes for the six-months ended April 30, 2011 were less than $500.

American Beacon Funds
Notes to Financial Statements
April 30, 2011 (Unaudited)
Service Plans
     The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Y, Investor, A, and C Classes. As compensation for performing the duties required under the Service Plans, the Manager receives 0.10% of the average daily net assets of the Y Class, 0.15% of the average daily net assets of the A and C Classes, and up to 0.375% of the average daily net assets of the Investor Class of each Fund. Service fees for the Y, A, and some C Classes for the six-months ended April 30, 2011 were less than $500.
Interfund Lending Program
     Pursuant to an exemptive order by the Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program as a borrower. This program provides an alternative credit facility allowing the Funds to borrow from other participating Funds. During the six months ended April 30, 2011, the Funds did not utilize the credit facility.
Reimbursement of Expenses
     The Manager voluntarily and contractually agreed to reimburse the following Funds to the extent that total operating expenses exceeded the Fund’s expense cap. Of these amounts approximately $2,000 was receivable from the Manager at April 30, 2011, for the Short-Term Bond Fund. For the six-months ended April 30, 2011, the Manager reimbursed expenses as follows:

		Expense Caps
		3/1/10 to	3/1/11 to	Reimbursed	Expiration of
Fund	Class	2/28/11	4/30/11	Expenses	Reimbursements
High Yield Bond	Y*	N/A	N/A	$1,657	2014
High Yield Bond	A	1.12%	1.12%	1,709	2014
High Yield Bond	C	1.87%	1.87%	1,692	2014
Retirement Income and Appreciation	Y*	N/A	N/A	1,655	2014
Retirement Income and Appreciation	A	N/A	1.14%	1,713	2014
Retirement Income and Appreciation	C	N/A	1.96%	31	2014
Intermediate Bond	Y	0.65%	0.65%	18	2014
Intermediate Bond	Investor	0.79%	0.79%	588	2014
Intermediate Bond	A	0.99%	0.99%	111	2014
Intermediate Bond	C	1.74%	1.74%	146	2014
Short-Term Bond	Y	0.65%	N/A	1,676	2014
Short-Term Bond	Investor	0.79%	0.79%	8,430	2014
Short-Term Bond	A	0.85%	0.85%	1,944	2014
Short Term Bond	C	1.60%	1.60%	1,929	2014

*	Voluntary reimbursement
Expense Reimbursement Plan
     The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of fees waived or expenses reimbursed for a period of up to three years. However, reimbursement will occur only if the Class’ average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit. The carryover of excess expenses potentially reimbursable to the Manager but not recorded as a liability for the Intermediate Bond Fund is $10,509, and for the Short-Term Bond Fund $73,068 both expiring in 2012. During the six months ended April 30, 2011, the Funds have not recorded a liability for potential reimbursement, due to the current assessment that a reimbursement is unlikely.

American Beacon Funds
Notes to Financial Statements
April 30, 2011 (Unaudited)
3. Federal Income and Excise Taxes
     It is the policy of each of the Funds to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required.
     The Funds do not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2010 remains subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.
     Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. generally accepted accounting principles. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.
     The tax character of distributions paid during the six months ended April 30, 2011 and fiscal year ended October 31, 2010 were as follows (in thousands):

			Retirement Income and
	High Yield Bond		Appreciation
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	April 30,	October 31,	April 30,	October 31,
	2011	2010	2011	2010
	(Unaudited)		(Unaudited)
Distributions paid from:
Ordinary income*
Institutional Class	$1,687	$3,870	$—	$—
Y Class	—	—	7	2
Investor Class	1,634	6,758	1,813	3,375
A Class	2	—	4	—
C Class	3	—	9	1
AMR Class	3,538	9,049	—	—
Long-term capital gain
Institutional Class	—	—	—	—
Y Class	—	—	—	—
Investor Class	—	—	—	—
A Class	—	—	—	—
C Class	—	—	—	—
AMR Class	—	—	—	—

Total distributions paid	$6,864	$19,677	$1,833	$3,378

	Intermediate Bond		Short-Term Bond
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	April 30,	October 31,	April 30,	October 31,
	2011	2010	2011	2010
	(Unaudited)		(Unaudited)
Distributions paid from:
Ordinary income*
Institutional Class	$7,973	—	$1,703	2
Y Class	7		2
Investor Class	93		245
A Class	4		2
C Class	6		2
Long-term capital gain
Institutional Class	1,528	2	—	—
Y Class	2	89	—	945
Investor Class	20	—	—	—
A Class	1	1	—	—
C Class	2	—	—	—

Total distributions paid	$9,636	$8,904	$1,954	$4,800

*	For tax purposes, short-term capital gains are considered ordinary income distributions.

American Beacon Funds
Notes to Financial Statements
April 30, 2011 (Unaudited)
As of April 30, 2011, the components of distributable earnings on a tax basis were as follows (in thousands):

		Retirement
	High Yield	Income and	Intermediate	Short-Term
	Bond	Appreciation	Bond	Bond
Cost basis of investments for federal income tax purpose	$134,982	$140,785	$273,336	$191,362
Unrealized appreciation	10,913	9,292	9,626	2,219
Unrealized depreciation	(4,723)	(545)	(953)	(545)

Net unrealized appreciation (depreciation)	6,190	8,747	8,673	1,674
Undistributed ordinary income	552	185	502	535
Undistributed long-term gain (loss)	(2,887)	(254)	(178)	(8,046)
Other temporary differences	(49)	(6)	(1)	(3)

Distributable earnings (losses)	$3,806	$8,672	$8,996	$(5,840)

     Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses from wash sales, book amortization for premiums, and income adjustments associated with contingent payment debt instruments.
     Due to inherent differences in the recognition of income, expenses and realized gains/losses under U.S. generally accepted accounting principles and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statements of Assets and Liabilities. Accordingly, the following amounts represent current year permanent differences derived from book amortization of premium, pay down reclasses, income adjustments associated with contingent payment debt instruments, and dividend reclasses that have been reclassified as of April 30, 2011 (in thousands):

		Retirement
	High Yield	Income and	Intermediate	Short-Term
	Bond	Appreciation	Bond	Bond
Paid-in-capital	$—	$(325)	$—	$—
Undistributed net investment income	(4)	182	281	772
Accumulated net realized gain (loss)	4	144	(281)	(772)
Unrealized appreciation (depreciation) of investments and futures contracts	—	(1)	—	—
     At April 30, 2011 capital loss carry forward positions for federal income tax purposes were as follows (in thousands):

Fund	2014	2015	2016	2017	2018	Total
High Yield Bond	—	—	—	2,887	—	2,887
Retirement Income and Appreciation	—	—	—	254	—	254
Intermediate Bond	—	—	—	—	178	178
Short-Term Bond	2,194	467	5,198	—	187	8,046
     The High Yield Bond and Retirement Income and Appreciation Funds utilized $6,815 and $1,494, respectively of net capital loss carryovers for the six months ended April 30, 2011.
4. Investment Transactions
     The aggregate cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended April 30, 2011 were as follows (in thousands):

		Retirement
	High Yield	Income and	Intermediate	Short-Term
	Bond	Appreciation	Bond	Bond
Purchases (excluding U.S. government securities)	$98,797	$45,247	$130,714	$94,036
Sales and maturities (excluding U.S. government securities)	144,289	28,876	133,262	63,816
Purchases of U.S. government securities	—	11,400	67,375	4,000
Sales and maturities of U.S. government securities	—	6,225	79,375	2,000

American Beacon Funds
Notes to Financial Statements
April 30, 2011 (Unaudited)
5. Capital Share Transactions
     The tables below summarize the activity in capital shares for each Class of the Funds (shares and dollars in thousands):
Six Months Ended April 30, 2011

	Institutional Class			Y Class			Investor Class
High Yield Bond Fund	Shares	Amount		Shares	Amount		Shares	Amount
Shares sold	457	$4,183		1	$6		346	$3,160
Reinvestment of dividends	134	1,230		–	–		173	1,574
Shares redeemed	(391)	(3,564	)*	–	–	*	(5,354)	(49,172	)*

Net increase (decrease) in shares outstanding	200	$1,849		1	$6		(4,835)	$(44,438)

	AMR Class			A Class			C Class
High Yield Bond Fund	Shares	Amount		Shares	Amount		Shares	Amount
Shares sold	1,106	$10,098		3	$28		18	$162
Reinvestment of dividends	387	3,538		–	2		–	2
Shares redeemed	(2,018)	(18,305	)*	–	(1	)*	–	(1	)*

Net increase (decrease) in shares outstanding	(525)	$(4,669)		3	$29		18	$163

*	Net of Redemption Fees

	Y Class		Investor Class		A Class		C Class
Retirement Income and
Appreciation Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	13	$139	2,781	$29,822	25	$265	16	$173
Reinvestment of dividends	–	7	159	1,703	–	4	1	7
Shares redeemed	–	(3)	(921)	(9,877)	–	(1)	(16)	(165)

Net increase in shares outstanding	13	$143	2,019	$21,648	25	$268	1	$15

	Institutional Class		Y Class		Investor Class
Intermediate Bond Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,845	$30,574	3	$26	39	$413
Reinvestment of dividends	890	9,496	1	9	10	105
Shares redeemed	(3,736)	(40,217)	(35)	(368)	(83)	(885)

Net increase (decrease) in shares outstanding	(1)	$(147)	(31)	$(333)	(34)	$(367)

	A Class		C Class
Intermediate Bond Fund	Shares	Amount	Shares	Amount
Shares sold	40	$426	–	$–
Reinvestment of dividends	–	1	–	3
Shares redeemed	(5)	(59)	(9)	(97)

Net increase (decrease) in shares outstanding	35	$368	(9)	$(94)

	Institutional Class		Y Class		Investor Class
Short-Term Bond Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	5,928	$52,119	33	$290	1,771	$15,602
Reinvestment of dividends	193	1,701	–	2	26	227
Shares redeemed	(2,665)	(23,470)	–	(1)	(826)	(7,276)

Net increase in shares outstanding	3,456	$30,350	33	$291	971	$8,553

American Beacon Funds
Notes to Financial Statements
April 30, 2011 (Unaudited)

	A Class		C Class
Short-Term Bond Fund	Shares	Amount	Shares	Amount
Shares sold	175	$1,540	57	$499
Reinvestment of dividends	–	1	–	1
Shares redeemed	(24)	(213)	(26)	(228)

Net increase in shares outstanding	151	$1,328	31	$272

Period Ended October 31, 2010

	Institutional Class			Y Class			Investor Class
High Yield Bond Fund	Shares	Amount		Shares	Amount		Shares	Amount
Shares sold	1,192	$10,318		–	$1		10,613	$91,795
Reinvestment of dividends	228	1,978		–	–		767	6,656
Shares redeemed	(2,453)	(21,256	)*	–	–	*	(16,175)	(139,538	)*

Net increase (decrease) in shares outstanding	(1,033)	$(8,960)		–	$1		(4,795)	$(41,087)

	AMR Class			A Class			C Class
High Yield Bond Fund	Shares	Amount		Shares	Amount		Shares	Amount
Shares sold	17,993	$154,205		4	$39		4	$36
Reinvestment of dividends	1,042	9,049		–	–		–	–
Shares redeemed	(20,103)	(174,325	)*	–	–	*	–	–	*

Net increase (decrease) in shares outstanding	(1,068)	$(11,071)		4	$39		4	$36

*	Net of Redemption Fees

	Y Class		Investor Class		A Class		C Class
Retirement Income and
Appreciation Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	34	$357	3,818	$39,811	15	$164	96	$1,033
Reinvestment of dividends	–	2	262	2,724	–	–	–	1
Shares redeemed	–	–	(1,567)	(16,368)	–	–	–	–

Net increase in shares outstanding	34	$359	2,513	$26,167	15	$164	96	$1,034

	Institutional Class		Y Class		Investor Class
Intermediate Bond Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	19,109	$208,277	34	$381	163	$1,767
Reinvestment of dividends	812	8,811	–	2	8	88
Shares redeemed	(13,473)	(147,900)	–	(2)	(33)	(359)

Net increase in shares outstanding	6,448	$69,188	34	$381	138	$1,495

	A Class		C Class
Intermediate Bond Fund	Shares	Amount	Shares	Amount
Shares sold	4	$46	29	$326
Reinvestment of dividends	–	–	–	–
Shares redeemed	–	–	–	–

Net increase in shares outstanding	4	$46	29	$326

	Institutional Class		Y Class		Investor Class
Short-Term Bond Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,254	$28,766	6	$51	6,276	$55,504
Reinvestment of dividends	435	3,852	–	–	99	873
Shares redeemed	(3,048)	(26,963)	–	–	(7,209)	(63,742)

Net increase (decrease) in shares outstanding	641	$5,655	6	$51	(834)	$(7,365)

American Beacon Funds
Notes to Financial Statements - Continued
April 30, 2011 (Unaudited)

	A Class		C Class
Short-Term Bond Fund	Shares	Amount	Shares	Amount
Shares sold	5	$44	–	$1
Reinvestment of dividends	–	–	–	–
Shares redeemed	–	–	–	–

Net increase (decrease) in shares outstanding	5	$44	–	$1

American Beacon Funds High Yield Bond Fund
Financial Highlights
(For a share outstanding throughout the period)

	Institutional Class							Y Class				Investor Class
	Six											Six		Year
	Months							Six Months		March 01		Months		Ended
	Ended							Ended		to		Ended		October
	April 30,		Year Ended October 31,					April 30,		October		April 30,		31,
	2011		2010	2009	2008A	2007	2006B	2011		31, 2010		2011		2010
	(unaudited)							(unaudited)				(unaudited)
Net asset value, beginning of period	$9.05		$8.42	$6.77	$10.11	$10.20	$10.22	$9.06		$8.63		$9.06		$8.42

Income from investment operations:
Net investment income	0.37		0.75	0.79	0.78	0.77	0.88	0.37		0.50		0.35		0.73

Net gains (losses) on securities (both realized and unrealized)	0.23		0.63	1.66	(3.34)	(0.09)	0.09	0.24		0.43		0.24		0.64

Total income (loss) from investment operations	0.60		1.38	2.45	(2.56)	0.68	0.97	0.61		0.93		0.59		1.37

Less distributions:
Dividends from net investment income	(0.36)		(0.75)	(0.80)	(0.78)	(0.77)	(0.88)	(0.37)		(0.50)		(0.35)		(0.73)

Distributions from net realized gains on securities	—		—	—	—	—	(0.11)	—		—		—		—

Total distributions	(0.36)		(0.75)	(0.80)	(0.78)	(0.77)	(0.99)	(0.37)		(0.50)		(0.35)		(0.73)

Redemption fees added to beneficial interests	—		—	—	—	—	—	—		—		—		—
Net asset value, end of period	$9.29		$9.05	$8.42	$6.77	$10.11	$10.20	$9.30		$9.06		$9.30		$9.06

Total return C	6.81	%D	17.17%	39.06%	(27.03)%	6.85%	8.78%	6.83	%D	11.17	%D	6.65	%D	17.00%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$44,418		$41,459	$47,254	$62,138	$114,911	$231,693	$7		$1		$10,613		$54,142

Ratios to average net assets (annualized):
Expenses, net of waivers	0.82%		0.79%	0.79%	0.85%	0.85%	0.85%	0.85%		0.82	%E	1.07%		1.04%
Expenses, before waivers	0.82%		0.79%	0.79%	0.85%	0.86%	0.85%	130.81%		0.82	%E	1.07%		1.04%
Net investment income, net of waivers	8.03%		8.69%	11.46%	8.38%	7.55%	7.55%	7.89%		8.53	%E	7.80%		8.48%

Net investment income (loss), before waivers	8.03%		8.69%	11.46%	8.38%	7.54%	7.55%	(122.07)%		8.53	%E	7.80%		8.48%
Portfolio turnover rate	61	%D	176%	212%	157%	92%	88%	61	%D	176	%F	61	%D	176%

A	On May 21, 2008, Post Advisory Group, LLC ceased managing a portion of the High Yield Bond Fund and on May 22, 2008 Logan Circle Partners, L.P. began managing a portion of the High Yield Bond Fund.

B	Franklin Advisers, Inc. was added as an investment advisor to the High Yield Bond Fund on September 12, 2006.

C	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

D	Not annualized.

E	Annualized.

F	Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.

G	Portfolio turnover rate is for the period from November 1, 2006 through October 31, 2007.

				AMR Class							A Class				C Class
				Six							Six				Six
				Months					September		Months		May 17		Months		September
				Ended					04 to		Ended		to		Ended		01 to
				April 30,		Year Ended October 31,			October		April 30,		October		April 30,		October
2009	2008A	2007	2006B	2011		2010	2009	2008A	31,2007		2011		31, 2010		2011		31, 2010
				(unaudited)							(unaudited)				(unaudited)
$6.77	$10.11	$10.21	$10.22	$9.06		$8.42	$6.77	$10.11	$9.94		$9.08		$8.67		$9.05		$8.68

0.78	0.75	0.75	0.85	0.38		0.78	0.81	0.80	0.12		0.35		0.32		0.32		0.09

1.65	(3.34)	(0.10)	0.10	0.24		0.63	1.65	(3.34)	0.17		0.23		0.41		0.24		0.37

2.43	(2.59)	0.65	0.95	0.62		1.41	2.46	(2.54)	0.29		0.58		0.73		0.56		0.46

(0.78)	(0.75)	(0.75)	(0.85)	(0.38)		(0.77)	(0.81)	(0.80)	(0.12)		(0.35)		(0.32)		(0.32)		(0.09)

—	—	—	(0.11)	—		—	—	—	—		—		—		—		—

(0.78)	(0.75)	(0.75)	(0.96)	(0.38)		(0.77)	(0.81)	(0.80)	(0.12)		(0.35)		(0.32)		(0.32)		(0.09)

—	—	—	—	—		—	—	—	—		—		—		—		—
$8.42	$6.77	$10.11	$10.21	$9.30		$9.06	$8.42	$6.77	$10.11		$9.31		$9.08		$9.29		$9.05

38.70%	(27.24)%	6.52%	8.63%	6.94%D		17.59%	39.41%	(26.84)%	2.94%D		6.52%D		8.66%D		6.27%D		5.31%D

$90,736	$13,949	$28,758	$80,284	$87,494		$89,992	$92,659	$44,060	$82,322		$70		$40		$202		$37

1.01%	1.10%	1.08%	1.08%	0.57%		0.54%	0.53%	0.58%	0.61	%E	1.12%		1.12	%E	1.82%		1.87	%E
1.01%	1.10%	1.08%	1.08%	0.57%		0.54%	0.53%	0.58%	0.61	%E	8.91%		1.30	%E	5.61%		2.29	%E
9.36%	8.06%	7.32%	7.33%	8.29%		8.91%	10.34%	8.64%	7.54	%E	7.70%		7.11	%E	6.77%		5.40	%E

9.36%	8.06%	7.32%	7.33%	8.29%		8.91%	10.34%	8.64%	7.54	%E	(0.09)%		6.93	%E	2.98%		4.97	%E
212%	157%	92%	88%	61	%D	176%	212%	157%	92	%G	61	%D	176	%F	61	%D	176	%F

American Beacon Funds Retirement Income and Appreciation Fund
Financial Highlights
(For a share outstanding throughout the period)

	Y Class				Investor Class
	Six				Six
	Months		March 01		Months
	Ended		to		Ended
	April 30,		October		April 30,		Year Ended October 31,
	2011		31, 2010		2011		2010	2009	2008	2007
	(unaudited)				(unaudited)
Net asset value, beginning of period	$10.80		$10.31		$10.81		$10.25	$8.80	$10.50	$10.25

Income from investment operations:
Net investment income	0.13		0.20		0.16		0.36	0.32	0.41	0.36
Net gains (losses) on securities (both realized and unrealized)	0.11		0.49		0.07		0.51	1.53	(1.39)	0.32

Total income (loss) from investment operations	0.24		0.69		0.23		0.87	1.85	(0.98)	0.68

Less distributions:
Dividends from net investment income	(0.16)		(0.20)		(0.15)		(0.31)	(0.40)	(0.49)	(0.42)
Distributions from net realized gains on securities	—		—		—		—	—	(0.23)	(0.01)
Return of capital	—		—		—		—	—	—	—

Total distributions	(0.16)		(0.20)		(0.15)		(0.31)	(0.40)	(0.72)	(0.43)

Net asset value, end of period	$10.88		$10.80		$10.89		$10.81	$10.25	$8.80	$10.50

Total return A	2.24	%B	6.78	%B	2.12	%B	8.60%	21.50%	(10.02)%	6.75%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$516		$367		$148,952		$126,022	$93,727	$100,469	$99,789
Ratios to average net assets (annualized):
Expenses	0.83%		0.80	%C	1.10%		1.08%	1.01%	0.92%	0.94%
Expenses, before waivers	1.54%		0.80	%C	1.10%		1.08%	1.01%	0.92%	0.94%
Net investment income	2.44%		2.74	%C	2.19%		2.79%	3.86%	3.64%	3.69%
Net investment income, before waivers	1.74%		2.74	%C	2.19%		2.79%	3.86%	3.64%	3.69%
Portfolio turnover rate	22	%B	51	%D	22	%B	51%	53%	76%	103%

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

B	Not annualized.

C	Annualized.

D	Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.

	A Class				C Class
	Six				Six
	Months		May 17		Months		September
	Ended		to		Ended		01 to
	April 30,		October		April 30,		October
2006	2011		31, 2010		2011		31, 2010
	(unaudited)				(unaudited)
$9.98	$10.81		$10.37		$10.82		$10.61

0.33	0.11		0.13		0.07		0.03
0.29	0.11		0.44		0.11		0.20

0.62	0.22		0.57		0.18		0.23

(0.35)	(0.13)		(0.13)		(0.09)		(0.02)
—	—		—		—		—
—	—		—		—		—

(0.35)	(0.13)		(0.13)		(0.09)		(0.02)

$10.25	$10.90		$10.81		$10.91		$10.82

6.36%	2.04	%B	5.52	%B	1.78	%B	2.19	%B

$125,915	$439		$166		$1,058		$1,035

0.93%	1.19%		1.14	%C	1.98%		1.96	%C
0.93%	2.15%		1.20	%C	1.99%		2.33	%C
3.21%	2.05%		2.10	%C	1.31%		1.77	%C
3.21%	1.09%		2.03	%C	1.30%		1.40	%C
65%	22	%B	51	%D	22	%B	51	%D

American Beacon Intermediate Bond Fund
Financial Highlights
(For a share outstanding throughout the period)

	Institutional Class							Y Class
	Six							Six
	Months							Months
	Ended							Ended
	April 30,		Year Ended October 31,					April 30,
	2011		2010	2009	2008	2007	2006	2011
	(unaudited)							(unaudited)
Net asset value, beginning of period	$11.10		$10.69	$9.61	$10.10	$10.02	$10.01	$11.10

Income from investment operations:
Net investment income	0.17		0.39	0.46	0.50	0.50	0.46	0.15	E
Net gains (losses) on securities (both realized and unrealized)	(0.18)		0.40	1.07	(0.51)	0.07	0.02	(0.14)

Total income (loss) from investment operations	(0.01)		0.79	1.53	(0.01)	0.57	0.48	0.01

Less distributions:
Dividends from net investment income	(0.18)		(0.38)	(0.45)	(0.48)	(0.49)	(0.47)	(0.16)
Distributions from net realized gains on securities	(0.19)		—	—	—	—	—	(0.19)

Total distributions	(0.37)		(0.38)	(0.45)	(0.48)	(0.49)	(0.47)	(0.35)

Net asset value, end of period	$10.72		$11.10	$10.69	$9.61	$10.10	$10.02	$10.76

Total return A	(0.07)	%B	7.56%	16.17%	(0.26)%	5.83%	4.96%	0.14	%B

Ratios and supplemental data:
Net assets, end of period (in thousands)	$280,673		$290,734	$210,983	$147,634	$109,674	$97,319	$33
Ratios to average net assets (annualized):
Expenses, net of waivers	0.32%		0.33%	0.32%	0.30%	0.34%	0.35%	0.65%
Expenses, before waivers	0.32%		0.33%	0.32%	0.30%	0.34%	0.35%	0.67%
Net investment income, net of waivers	3.17%		3.39%	4.32%	4.70%	4.86%	4.64%	2.80%
Net investment income, before waivers	3.17%		3.39%	4.31%	4.70%	4.86%	4.64%	2.78%
Portfolio turnover rate	47	%B	96%	157%	105%	85%	122%	47	%B

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

B	Not annualized.

C	Annualized.

D	Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.

E	For purposes of this calculation, the change in undistributed net investment income per share was derived by dividing the change in undistributed net investment income by average shares outstanding for the period.

F	Portfolio turnover rate is for the period from November 1, 2008 through October 31, 2009.

		Investor Class					A Class				C Class
		Six					Six				Six
March		Months		Year	March		Months		May 17		Months		September
01 to		Ended		Ended	02 to		Ended		to		Ended		01 to
October 31,		April 30,		October	October		April 30,		October		April 30,		October
2010		2011		31, 2010	31, 2009		2011		31, 2010		2011		31, 2010
		(unaudited)					(unaudited)				(unaudited)
$10.69		$11.08		$10.68	$10.14		$11.07		$10.74		$11.08		$11.05

0.23		0.14		0.33	0.27		0.14		0.13		0.10E		0.03

0.41		(0.18)		0.41	0.54		(0.19)		0.33		(0.19)		0.03

0.64		(0.04)		0.74	0.81		(0.05)		0.46		(0.09)		0.06

(0.23)		(0.15)		(0.34)	(0.27)		(0.14)		(0.13)		(0.10)		(0.03)
—		(0.19)		—	—		(0.19)		—		(0.19)		—

(0.23)		(0.34)		(0.34)	(0.27)		(0.33)		(0.13)		(0.29)		(0.03)

$11.10		$10.70		$11.08	$10.68		$10.69		$11.07		$10.70		$11.08

6.03	%B	(0.31	)%B	7.01%	8.05	%B	(0.41	)%B	4.31	%B	(0.76	)%B	0.56	%B

$382		$3,329		$3,829	$2,213		$414		$46		$218		$325

0.64	%C	0.79%		0.76%	0.81	%C	0.98%		0.95	%C	1.71%		1.74	%C
0.67	%C	0.82%		0.83%	1.22	%C	1.07%		1.05	%C	1.83%		2.09	%C
2.60	%C	2.68%		2.95%	3.74	%C	2.50%		2.25	%C	1.78%		1.23	%C
2.58	%C	2.64%		2.88%	3.33	%C	2.41%		2.15	%C	1.66%		0.88	%C
96	%D	47	%B	96%	157	%F	47	%B	96	%D	47	%B	96	%D

American Beacon Short-Term Bond Fund
Financial Highlights
(For a share outstanding throughout the period)

	Institutional Class
	Six
	Months
	Ended
	April 30,		Year Ended October 31,
	2011		2010	2009		2008		2007		2006
	(unaudited)
Net asset value, beginning of period	$8.89		$8.83	$8.58		$8.79		$8.74		$8.75

Income from investment operations:
Net investment income (loss)	0.20		0.23	0.22	A	0.35	A	0.39	A	0.32	A

Net gains (losses) on securities (both realized and unrealized)	(0.18)		0.10	0.33		(0.15)		0.09		0.07

Total income (loss) from investment operations	0.02		0.33	0.55		0.20		0.48		0.39

Less distributions:
Dividends from net investment income	(0.11)		(0.27)	(0.30)		(0.41)		(0.43)		(0.40)
Distributions from net realized gains on securities	—		—	—		—		—		—

Total distributions	(0.11)		(0.27)	(0.30)		(0.41)		(0.43)		(0.40)

Net asset value, end of period	$8.80		$8.89	$8.83		$8.58		$8.79		$8.74

Total return B	0.24	%C	3.78%	6.56%		2.21%		5.61%		4.56%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$160,507		$131,314	$124,791		$255,725		$89,427		$73,417
Ratios to average net assets (annualized):
Expenses, net of waivers	0.31%		0.35%	0.33%		0.31%		0.37%		0.35%
Expenses, before waivers	0.31%		0.35%	0.33%		0.31%		0.37%		0.35%
Net investment income (loss), net of waivers	1.99%		2.27%	2.62%		3.75%		4.48%		3.64%
Net investment income (loss), before waivers	1.99%		2.27%	2.61%		3.75%		4.48%		3.64%
Portfolio turnover rate	40	%C	60%	140%		21%		40%		48%

A	For purposes of this calculation, the change in undistributed net investment income per share was derived by dividing the change in undistributed net investment income by average shares outstanding for the period.

B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

C	Not annualized.

D	Annualized.

E	Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.

Y Class				Investor Class											A Class				C Class
Six				Six											Six				Six
Months		March		Months											Months		May		Months		September
Ended		01 to		Ended											Ended		17 to		Ended		01 to
April 30,		October 31,		April 30,		Year Ended October 31,									April 30,		October 31,		April 30,		October 31,
2011		2010		2011		2010	2009		2008		2007		2006		2011		2010		2011		2010
(unaudited)				(unaudited)											(unaudited)				(unaudited)
$8.90		$8.84		$8.89		$8.84	$8.59		$8.81		$8.76		$8.77		$8.89		$8.84		$8.90		$8.88

0.10		0.15		0.17		0.08	0.20	A	0.29	A	0.35	A	0.27	A	0.09		0.09		0.10		(0.04)

(0.08)		0.08		(0.16)		0.21	0.34		(0.15)		0.09		0.07		(0.09)		0.07		(0.13)		0.08

0.02		0.23		0.01		0.29	0.54		0.14		0.44		0.34		0.00		0.16		(0.03)		0.04

(0.10)		(0.17)		(0.09)		(0.24)	(0.29)		(0.36)		(0.39)		(0.35)		(0.09)		(0.11)		(0.06)		(0.02)

—		—		—		—	—		—		—		—		—		—		—		—

(0.10)		(0.17)		(0.09)		(0.24)	(0.29)		(0.36)		(0.39)		(0.35)		(0.09)		(0.11)		(0.06)		(0.02)

$8.82		$8.90		$8.81		$8.89	$8.84		$8.59		$8.81		$8.76		$8.80		$8.89		$8.81		$8.90

0.18	%C	2.55	%C	0.13	%C	3.33%	6.34%		1.54%		5.08%		4.01%		(0.05)	%C	1.78	%C	(0.37)	%C	0.48	%C

$343		$51		$31,514		$23,175	$30,402		$7,733		$2,976		$7,189		$1,371		$44		$272		$1

0.65%		0.64	%D	0.76%		0.67%	0.54%		0.85%		0.87%		0.88%		0.83%		0.81	%D	1.58%		1.60	%D
2.38%		0.65	%D	0.83%		0.86%	0.85%		0.88%		0.98%		0.90%		2.49%		1.02	%D	3.05%		2.28	%D
1.51%		1.47	%D	1.52%		1.94%	2.20%		3.19%		3.91%		3.10%		1.24%		0.69	%D	0.64%		(2.88)	%D
(0.22)%		1.45	%D	1.45%		1.75%	1.89%		3.16%		3.81%		3.08%		(0.43)%		0.49	%D	(0.83)%		(3.57)	%D
40	%C	60	%E	40	%C	60%	140%		21%		40%		48%		40	%C	60	%E	40	%C	60	%E

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7	8

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(-
By Telephone:	By Mail:
Institutional Class	American Beacon Funds
Call (800) 658-5811	P.O. Box 219643
AMR ClassSM	Kansas City, MO 64121-9643
Call (800) 345-2345
Investor Class® Class
Call (800) 388-3344

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth Street, NW, Washington, DC 20549. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available on the Funds’ website (www.americanbeaconfunds.com) approximately twenty days after the end of each month.
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website (www.americanbeaconfunds.com) and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.
Fund Service Providers:

Custodian State Street Bank and Trust Boston, Massachusetts	Transfer Agent Boston Financial Data Services Kansas City, Missouri	Independent Registered Public Accounting Firm Ernst & Young LLP Dallas, Texas	Distributor Foreside Fund Services Portland, Maine
This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.
American Beacon Fund, American Beacon High Yield Bond Fund, American Beacon Retirement Income and Appreciation Fund, American Beacon Intermediate Bond and American Beacon Short-Term Bond Fund are service marks of American Beacon Advisors, Inc.
SAR 04/11

ITEM 1.	REPORTS TO STOCKHOLDERS.

ITEM 2.	CODE OF ETHICS.
The Trust did not amend the code of ethics that applies to its principal executive and financial officers (the “Code”) nor did it grant any waivers to the provisions of the Code during the period covered by the shareholder reports presented in Item 1.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not Applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.

ITEM 11.	CONTROLS AND PROCEDURES.
     (a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.
     (b) There were no changes in the Trust’s internal control over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

ITEM 12.	EXHIBITS.
     (a)(1) Not applicable.
     (a)(2) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule
          30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.
     (a)(3) Not applicable.
     (b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Funds
By	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President American Beacon Funds

Date: July 7, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President American Beacon Funds

Date: July 7, 2011

By	/s/ Melinda G. Heika
Melinda G. Heika
Treasurer American Beacon Funds

Date: July 7, 2011